SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited)

	FACE AMOUNT	VALUE†
YANKEE CORPORATE BONDS AND NOTES — 14.4%
Communication — 0.8%
NTT Finance Corp., 0.583%, 3/01/24 ±	$3,500,000	$3,302,874

Financial — 13.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.875%, 8/14/24	3,000,000	2,824,444
Aircastle Ltd., 4.125%, 5/01/24	1,595,000	1,534,012
Bank of Montreal, 0.625%, 7/09/24	2,000,000	1,853,782
Canadian Imperial Bank of Commerce, 3.100%, 4/02/24	4,500,000	4,383,767
Cooperatieve Rabobank UA, 1.375%, 1/10/25	7,762,000	7,151,969
Cooperatieve Rabobank UA, 2.625%, 7/22/24 ±	2,000,000	1,913,243
Mitsubishi UFJ Financial Group, Inc., 3.407%, 3/07/24	3,946,000	3,856,464
National Australia Bank Ltd., 1.388%, 1/12/25 ±	11,000,000	10,187,465
NatWest Markets PLC, 0.800%, 8/12/24 ±	4,250,000	3,907,850
Skandinaviska Enskilda Banken AB, 0.650%, 9/09/24 ±	1,000,000	919,694
Societe Generale SA, 2.625%, 10/16/24 ±	750,000	703,859
Sumitomo Mitsui Banking Corp., 3.400%, 7/11/24	1,000,000	972,377
Sumitomo Mitsui Financial Group, Inc., 2.696%, 7/16/24	1,966,000	1,878,951
Sumitomo Mitsui Trust Bank Ltd., 0.850%, 3/25/24 ±	5,000,000	4,694,552
Westpac Banking Corp., 1.019%, 11/18/24	11,800,000	10,951,232

		57,733,661

Government — 0.6%
Svensk Exportkredit AB, 0.625%, 10/07/24	3,000,000	2,784,063

TOTAL YANKEE CORPORATE BONDS AND NOTES (Identified Cost $68,510,736)		63,820,598

CORPORATE BONDS AND NOTES — 23.5%
Basic Material — 0.9%
Georgia-Pacific LLC, 3.600%, 3/01/25 ±	4,000,000	3,865,078

Communications — 1.8%
Amazon.com, Inc., 2.730%, 4/13/24	5,000,000	4,884,027
Booking Holdings, Inc., 3.650%, 3/15/25	2,000,000	1,942,161
Omnicom Group, Inc./Omnicom Capital, Inc., 3.650%, 11/01/24	1,004,000	979,789

		7,805,977

Consumer, Cyclical — 1.9%
Marriott International, Inc., 3.600%, 4/15/24	2,750,000	2,687,572
Mercedes-Benz Finance North America LLC, 2.700%, 6/14/24 ±	2,000,000	1,927,732
Volkswagen Group of America Finance LLC, 2.850%, 9/26/24 ±	2,000,000	1,917,419

	FACE AMOUNT	VALUE†
Walgreens Boots Alliance, Inc., 3.800%, 11/18/24	$2,001,000	$1,959,055

		8,491,778

Consumer, Non-cyclical — 5.1%
Amgen, Inc., 3.125%, 5/01/25	4,000,000	3,838,101
Bayer US Finance LLC, 3.375%, 10/08/24 ±	3,000,000	2,891,999
Cardinal Health, Inc., 3.079%, 6/15/24	3,165,000	3,060,303
Cigna Corp., 3.500%, 6/15/24	3,000,000	2,941,822
Elevance Health, Inc., 2.375%, 1/15/25	2,500,000	2,362,154
Elevance Health, Inc., 3.500%, 8/15/24	2,000,000	1,958,360
Gilead Sciences, Inc., 3.500%, 2/01/25	3,000,000	2,897,089
Gilead Sciences, Inc., 3.700%, 4/01/24	1,001,000	986,194
Laboratory Corp. of America Holdings, 3.600%, 2/01/25	2,000,000	1,932,192

		22,868,214

Energy — 1.4%
Energy Transfer LP, 4.050%, 3/15/25	2,500,000	2,399,802
Marathon Petroleum Corp., 3.625%, 9/15/24	3,000,000	2,909,170
Schlumberger Holdings Corp., 3.750%, 5/01/24 ±	1,000,000	981,112

		6,290,084

Financial — 9.1%
Ally Financial, Inc., 3.875%, 5/21/24	2,483,000	2,428,247
American Express Co., 3.375%, 5/03/24	4,500,000	4,391,451
Bank of New York Mellon Corp. (The), 1.600%, 4/24/25	4,000,000	3,699,512
Charles Schwab Corp. (The), 3.000%, 3/10/25	3,000,000	2,879,592
Citigroup, Inc., 3.750%, 6/16/24	3,000,000	2,952,704
Goldman Sachs Group, Inc. (The), 3.500%, 1/23/25	668,000	642,675
Goldman Sachs Group, Inc. (The), 3.850%, 7/08/24	2,000,000	1,956,668
Morgan Stanley, 3.875%, 4/29/24	4,800,000	4,716,599
Nuveen Finance LLC, 4.125%, 11/01/24 ±	4,000,000	3,900,460
Realty Income Corp., 3.875%, 4/15/25	2,000,000	1,947,497
Truist Financial Corp., 2.850%, 10/26/24	3,500,000	3,367,275
Vornado Realty LP, 3.500%, 1/15/25	3,260,000	3,054,545
Wells Fargo & Co., 3.300%, 9/09/24	4,500,000	4,344,065

		40,281,290

Industrial — 1.0%
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.450%, 7/01/24 ±	1,750,000	1,685,348
Raytheon Technologies Corp., 3.200%, 3/15/24	2,695,000	2,637,481

		4,322,829

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

	FACE AMOUNT	VALUE†
CORPORATE BONDS AND NOTES (Continued)
Technology — 0.8%
International Business Machines Corp., 3.000%, 5/15/24	$700,000	$681,501
Oracle Corp., 2.500%, 4/01/25	3,250,000	3,031,673

		3,713,174

Utilities — 1.5%
American Water Capital Corp., 3.400%, 3/01/25	4,000,000	3,861,068
Edison International, 3.550%, 11/15/24	3,000,000	2,883,855

		6,744,923

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $109,643,142)		104,383,347

U.S. GOVERNMENT & AGENCY OBLIGATIONS —61.7%
U.S. Treasury Securities — 61.7%
U.S. Treasury Note, 0.125%, 10/15/23	45,000,000	43,121,320
U.S. Treasury Note, 0.125%, 12/15/23	18,000,000	17,134,453
U.S. Treasury Note, 0.250%, 9/30/23	44,500,000	42,763,793
U.S. Treasury Note, 0.250%, 11/15/23	44,000,000	42,068,125
U.S. Treasury Note, 0.375%, 10/31/23	44,000,000	42,195,313
U.S. Treasury Note, 0.500%, 11/30/23	46,250,000	44,281,665
U.S. Treasury Note, 0.750%, 12/31/23	43,750,000	41,897,461

		273,462,130

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Identified Cost $277,256,593)		273,462,130

	SHARES
SHORT-TERM INVESTMENTS — 0.3%
Investment Company — 0.3%
State Street Institutional U.S. Government Money Market Fund 2.690%	1,426,782	1,426,782

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,426,782)		1,426,782

Total Investments — 99.9% (Identified Cost $456,837,253)		443,092,857

Cash and Other Assets, Less Liabilities — 0.1%		574,034

Net Assets — 100.0%		$443,666,891

†	See Note 1
±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at September 30, 2022 amounted to $42,798,687 or 9.65% of the net assets of the Fund.

The accompanying notes are an integral part of these portfolio of investments.

Portfolio Sectors as of September 30, 2022

(As a percentage of total investments (excluding short-term investment)) (Unaudited)

Sector	Percentage
Government	62.6%
Financial	22.2%
Consumer, Non-cyclical	5.2%
Communications	2.5%
Consumer, Cyclical	1.9%
Utilities	1.5%
Energy	1.4%
Industrial	1.0%
Basic Materials	0.9%
Technology	0.8%

100.0%

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 98.2%
Belgium — 0.0%
Titan Cement International SA *	2,956	$31,404

Brazil — 4.0%
Americanas SA	19,397	61,057
Anima Holding SA *	10,000	11,234
Atacadao SA	18,062	64,723
Banco Bradesco SA	55,533	167,906
Banco Bradesco SA, ADR	136,380	501,878
Banco do Brasil SA	42,599	304,191
Banco Santander Brasil SA	15,497	87,161
BrasilAgro—Co. Brasileira de Propriedades Agricolas	4,100	22,954
BRF SA *	22,299	53,243
Camil Alimentos SA	8,900	15,657
Cia Brasileira de Distribuicao	13,155	47,286
Cia Siderurgica Nacional SA	26,464	62,403
Cia Siderurgica Nacional SA, ADR	17,252	41,060
Cielo SA	94,852	94,951
Cogna Educacao *	137,975	75,198
Cyrela Brazil Realty SA Empreendimentos e Participacoes	22,413	76,242
Direcional Engenharia SA	8,900	27,800
Embraer SA *	7,694	16,617
Embraer SA, ADR *	9,779	84,099
Enauta Participacoes SA	13,118	35,310
Ez Tec Empreendimentos e Participacoes SA	8,100	31,893
Gerdau SA, ADR	73,328	331,443
Getnet Adquirencia e Servicos para Meios de Pagamento SA	3,874	3,361
Guararapes Confeccoes SA	6,900	11,179
Hapvida Participacoes e Investimentos SA ±	193,170	271,079
Hypera SA	4,610	37,816
International Meal Co. Alimentacao SA Class A *	16,347	6,061
Iochpe Maxion SA	12,197	28,716
IRB Brasil Resseguros S/A *	70,386	14,353
JBS SA	49,951	232,608
JHSF Participacoes SA	40,831	56,012
M Dias Branco SA	8,468	68,773
MRV Engenharia e Participacoes SA	22,336	51,427
Multilaser Industrial SA	11,334	11,010
Natura & Co. Holding SA	51,408	140,377
Petroleo Brasileiro SA	297,600	1,824,985
Petroleo Brasileiro SA, ADR	1,600	19,744
Positivo Tecnologia SA	9,100	21,003
TIM SA	52,297	117,113
Tupy SA	10,847	50,471
Ultrapar Participacoes SA	26,011	56,561
Usinas Siderurgicas de Minas Gerais SA	9,100	13,833
Vale SA	107,490	1,435,498
Via S/A *	30,244	17,885
Vibra Energia SA	6,473	20,699
YDUQS Participacoes SA	4,158	11,138

		6,736,008

British Virgin Islands — 0.0%
AsiaInfo Technologies Ltd. ±	10,000	13,504

		13,504

Canada — 0.0%
China Gold International Resources Corp. Ltd.	10,100	25,682

Cayman Islands — 0.1%
Baozun, Inc., Class A *	4,600	8,872

	SHARES	VALUE†
Bizlink Holding, Inc.	2,000	$17,670
DouYu International Holdings Ltd., ADR *	2,931	2,931
Edvantage Group Holdings Ltd.	31,116	7,690
Fulgent Sun International Holding Co. Ltd.	8,000	40,064
Gourmet Master Co. Ltd.	5,000	16,615
Hello Group, Inc., ADR	2,518	11,633
HUYA, Inc., ADR *	1,730	3,841
Yeahka Ltd. *@	6,400	14,447

		123,763

Chile — 0.5%
CAP SA	4,662	30,149
Cencosud SA	120,649	152,679
Cia Sud Americana de Vapores SA	206,953	14,260
Empresa Nacional de Telecomunicaciones SA	13,467	38,258
Empresas CMPC SA	54,329	82,677
Empresas COPEC SA	32,701	209,487
Enel Americas SA	1,042,835	109,884
Falabella SA	38,983	77,724
Grupo Security SA	123,808	19,184
Hortifrut SA	6,080	5,050
Inversiones Aguas Metropolitanas SA	20,304	8,594
Itau CorpBanca Chile SA	10,190,153	19,296
PAZ Corp. SA	9,073	3,020
Sigdo Koppers SA	27,803	32,973
SMU SA	147,411	14,177
Sociedad Matriz SAAM SA	550,961	31,873
SONDA SA	83,617	31,097

		880,382

China — 29.8%
360 DigiTech, Inc., ADR	5,298	67,920
360 Security Technology, Inc., Class A	20,500	18,791
361 Degrees International Ltd. *	71,000	33,014
3SBio, Inc. ±	106,000	75,216
A-Living Smart City Services Co. Ltd. ±	41,000	32,488
AAC Technologies Holdings, Inc. *@	60,500	94,646
Accelink Technologies Co. Ltd. Class A	9,200	19,668
Advanced Technology & Materials Co. Ltd. Class A *	13,900	14,839
Agile Group Holdings Ltd. @	131,091	30,728
Agricultural Bank of China Ltd., H Shares	2,105,000	630,187
Air China Ltd., Class H *	88,000	67,264
Alibaba Group Holding Ltd. *	202,200	2,007,923
Aluminum Corp. of China Ltd., H Shares	328,000	107,388
Angang Steel Co. Ltd., H Shares	142,999	35,341
Anhui Conch Cement Co. Ltd., H Shares	117,500	372,724
Anhui Guangxin Agrochemical Co. Ltd., Class A	3,080	11,193
Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	6,500	8,580
Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	13,800	16,717
Anhui Zhongding Sealing Parts Co. Ltd., Class A	13,300	26,277
Anton Oilfield Services Group *	226,000	10,077
Asia Cement China Holdings Corp.	40,000	16,408
Avary Holding Shenzhen Co. Ltd., Class A	12,300	44,942
AviChina Industry & Technology Co. Ltd., H Shares	254,000	98,369
BAIC Motor Corp. Ltd., H Shares ±	145,000	31,772
Baidu, Inc., ADR *	12,143	1,426,681
Bank of Beijing Co. Ltd., Class A	98,400	57,032
Bank of Changsha Co. Ltd., Class A	25,500	23,806
Bank of Chengdu Co. Ltd., Class A	26,000	59,984
Bank of China Ltd., H Shares	5,235,902	1,714,251

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Bank of Chongqing Co. Ltd., H Shares	46,500	$22,274
Bank of Communications Co. Ltd., H Shares	565,400	298,199
Bank of Guiyang Co. Ltd., Class A	22,500	17,197
Bank of Hangzhou Co. Ltd., Class A	32,101	64,508
Bank of Jiangsu Co. Ltd. Class A	80,100	84,040
Bank of Nanjing Co. Ltd., Class A	61,300	90,940
Bank of Ningbo Co. Ltd., Class A	38,780	172,539
Bank of Shanghai Co. Ltd., Class A	68,500	56,510
Bank of Suzhou Co. Ltd., Class A	22,220	20,900
Baoshan Iron & Steel Co. Ltd., Class A	124,500	92,350
BBMG Corp., H Shares	184,000	22,269
Beijing Capital Development Co. Ltd., Class A	12,200	7,536
Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	48,000	17,599
Beijing Capital International Airport Co. Ltd., H Shares *	190,000	102,871
Beijing Dabeinong Technology Group Co. Ltd., Class A *	18,000	20,307
Beijing Energy International Holding Co. Ltd. *	310,000	8,017
Beijing Enlight Media Co. Ltd., Class A	11,300	11,314
Beijing Enterprises Holdings Ltd.	46,000	129,216
Beijing Enterprises Water Group Ltd.	448,000	103,301
Beijing GeoEnviron Engineering & Technology, Inc., Class A	11,232	16,790
Beijing Jetsen Technology Co. Ltd. Class A *	28,600	17,907
Beijing New Building Materials PLC Class A	4,200	14,244
Beijing North Star Co. Ltd., Class H	100,000	10,446
Beijing Orient Landscape & Environment Co. Ltd., Class A *	20,000	5,866
Beijing Orient National Communication Science & Technology Co. Ltd., Class A *	8,200	8,349
Beijing Originwater Technology Co. Ltd., Class A	5,558	3,699
Beijing Shiji Information Technology Co. Ltd., Class A	4,508	7,864
Beijing Shougang Co. Ltd., Class A	27,500	13,845
Beijing Shunxin Agriculture Co. Ltd., Class A	6,100	17,127
Beijing Sinnet Technology Co. Ltd., Class A	12,200	13,746
Beijing SL Pharmaceutical Co. Ltd., Class A	8,900	10,329
Beijing Thunisoft Corp. Ltd., Class A *	4,400	3,617
Beijing Yanjing Brewery Co. Ltd., Class A	9,600	12,631
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	108,000	68,840
BGI Genomics Co. Ltd. Class A	1,800	13,537
Blue Sail Medical Co. Ltd., Class A *	12,900	14,153
Bluefocus Intelligent Communications Group Co. Ltd., Class A	23,100	14,594
BOE Technology Group Co. Ltd., Class A	220,300	101,588
Bohai Leasing Co. Ltd., Class A *	64,900	18,854
Bright Dairy & Food Co. Ltd., Class A	7,700	11,369
Brilliance China Automotive Holdings Ltd. *§	178,000	31,066
BTG Hotels Group Co. Ltd., Class A	5,700	17,194
BYD Electronic International Co. Ltd.	64,000	154,585

	SHARES	VALUE†
C C Land Holdings Ltd.	106,500	$25,778
C&D International Investment Group Ltd.	21,187	54,657
C&S Paper Co. Ltd. Class A	6,700	9,618
Caitong Securities Co. Ltd., Class A	15,470	14,747
CECEP Solar Energy Co. Ltd., Class A *	30,100	28,991
CECEP Wind-Power Corp., Class A	37,700	23,392
Central China Management Co. Ltd.	81,000	7,223
Central China Real Estate Ltd.	84,106	3,375
CGN New Energy Holdings Co. Ltd. @	130,000	37,263
Changjiang Securities Co. Ltd., Class A	39,900	29,315
Chaowei Power Holdings Ltd.	71,000	14,653
Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	4,900	11,519
Chengdu Wintrue Holding Co. Ltd., Class A	8,900	15,161
Chengtun Mining Group Co. Ltd., Class A	19,700	18,030
China Aircraft Leasing Group Holdings Ltd.	16,000	9,437
China Baoan Group Co. Ltd., Class A	9,000	14,240
China BlueChemical Ltd., H Shares	192,000	39,869
China Bohai Bank Co. Ltd., Class H ±	141,000	19,220
China Cinda Asset Management Co. Ltd., Class H	561,000	62,177
China Citic Bank Corp. Ltd., H Shares	613,000	243,649
China Coal Energy Co. Ltd., H Shares	158,000	143,313
China Communication Services Corp. Ltd., H Shares	231,600	77,892
China Conch Venture Holdings Ltd.	80,500	128,396
China Construction Bank Corp., H Shares	7,185,810	4,156,055
China Development Bank Financial Leasing Co. Ltd., H Shares ±	128,000	15,491
China Dongxiang Group Co. Ltd. *	389,000	16,106
China Eastern Airlines Corp. Ltd., ADR *	403	6,859
China Eastern Airlines Corp. Ltd., H Shares *@	86,000	29,252
China Education Group Holdings Ltd.	30,000	22,205
China Energy Engineering Corp.	88,674	28,011
China Energy Engineering Corp. Ltd., H Shares	152,000	15,878
China Everbright Bank Co. Ltd., H Shares	241,000	66,316
China Everbright Greentech Ltd. @±	65,000	12,421
China Everbright Ltd.	88,000	50,897
China Foods Ltd.	86,000	25,637
China Galaxy Securities Co. Ltd., H Shares	194,500	89,945
China Gas Holdings Ltd.	211,800	253,902
China Great Wall Securities Co. Ltd., Class A	8,500	9,805
China Greatwall Technology Group Co. Ltd. Class A	15,387	18,531
China Harmony Auto Holding Ltd.	62,000	11,927
China High Speed Transmission Equipment Group Co. Ltd. *	44,000	19,843
China Hongqiao Group Ltd.	162,500	134,560
China International Marine Containers Group Co. Ltd., Class H @	74,460	47,429
China Jinmao Holdings Group Ltd.	440,000	89,686
China Jushi Co. Ltd., Class A	22,631	42,063
China Lesso Group Holdings Ltd.	100,000	93,125
China Life Insurance Co. Ltd., Class H	277,000	354,999
China Lilang Ltd.	31,000	13,230
China Medical System Holdings Ltd.	97,000	115,787
China Meheco Co. Ltd., Class A	13,860	23,533
China Merchants Bank Co. Ltd., H Shares	253,000	1,176,422

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
China Merchants Energy Shipping Co. Ltd., Class A	56,880	$56,951
China Merchants Land Ltd. *	118,000	8,118
China Merchants Port Holdings Co. Ltd.	84,516	106,269
China Merchants Securities Co. Ltd., H Shares @±	19,660	17,031
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	22,000	50,694
China Minsheng Banking Corp. Ltd., H Shares @	395,880	113,474
China Modern Dairy Holdings Ltd. @	290,000	33,250
China National Accord Medicines Corp. Ltd., Class A	5,200	21,904
China National Building Material Co. Ltd., H Shares	418,850	320,688
China National Medicines Corp. Ltd., Class A	2,900	10,187
China New Higher Education Group Ltd. ±	74,000	18,100
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd. Class A *	15,100	9,369
China Oil & Gas Group Ltd. *	200,000	7,007
China Oilfield Services Ltd., H Shares	168,000	166,723
China Oriental Group Co. Ltd.	122,000	19,583
China Overseas Grand Oceans Group Ltd.	141,402	52,420
China Overseas Land & Investment Ltd.	376,500	980,862
China Pacific Insurance Group Co. Ltd., H Shares	203,200	374,319
China Petroleum & Chemical Corp., H Shares	1,892,400	812,442
China Railway Group Ltd., H Shares	326,000	159,892
China Railway Signal & Communication Corp. Ltd. H Shares ±	149,000	41,001
China Reinsurance Group Corp., H Shares	323,000	19,957
China Renaissance Holdings Ltd. *±@	11,300	9,703
China Resources Cement Holdings Ltd.	238,000	110,364
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	6,300	15,627
China Resources Gas Group Ltd.	70,000	222,494
China Resources Land Ltd.	338,000	1,330,531
China Resources Medical Holdings Co. Ltd.	71,500	38,348
China Resources Pharmaceutical Group Ltd. ±	134,500	92,355
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	7,900	42,791
China Risun Group Ltd.	31,000	12,124
China Sanjiang Fine Chemicals Co. Ltd.	44,000	8,913
China SCE Group Holdings Ltd.	170,000	11,045
China Shanshui Cement Group Ltd. *@	53,000	11,546
China Shenhua Energy Co. Ltd., H Shares	293,000	875,307
China Shineway Pharmaceutical Group Ltd.	36,000	22,335
China South City Holdings Ltd. *@	508,000	26,210
China South Publishing & Media Group Co. Ltd., Class A	11,600	16,097
China Southern Airlines Co. Ltd., H Shares *@	120,000	63,289
China Sunshine Paper Holdings Co. Ltd.	26,000	5,863
China Taiping Insurance Holdings Co. Ltd.	137,800	116,038
China Tianrui Group Cement Co. Ltd. *@	11,000	8,800
China Tower Corp. Ltd., Class H ±	3,372,000	360,842
China Traditional Chinese Medicine Holdings Co. Ltd.	260,000	90,756

	SHARES	VALUE†
China TransInfo Technology Co. Ltd., Class A *	6,900	$8,086
China Travel International Investment Hong Kong Ltd. *	180,000	31,645
China Vanke Co. Ltd., Class H	158,172	288,148
China Yongda Automobiles Services Holdings Ltd.	84,000	45,052
China Zhongwang Holdings Ltd. *@§	154,000	6,180
Chinese Universe Publishing and Media Group Co. Ltd., Class A	9,200	10,885
Chongqing Changan Automobile Co. Ltd., Class A	40,430	71,610
Chongqing Department Store Co. Ltd., Class A	2,400	6,948
Chongqing Rural Commercial Bank Co. Ltd., H Shares	226,000	73,417
Chow Tai Seng Jewellery Co. Ltd. Class A	9,125	14,927
CIFI Ever Sunshine Services Group Ltd. @	18,000	6,696
CIFI Holdings Group Co. Ltd. @	397,617	40,523
CIMC Enric Holdings Ltd.	74,000	78,905
CITIC Ltd.	375,000	353,519
CITIC Securities Co. Ltd., Class H	83,950	142,668
Citychamp Watch & Jewellery Group Ltd. *	62,000	8,925
CMOC Group Ltd. Class H @	66,000	25,813
CNHTC Jinan Truck Co. Ltd., Class A	2,800	4,012
CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	21,460	20,851
COFCO Biotechnology Co. Ltd., Class A	15,100	17,120
COFCO Joycome Foods Ltd. *	162,000	43,546
Concord New Energy Group Ltd.	420,000	34,779
Consun Pharmaceutical Group Ltd.	23,000	9,845
COSCO SHIPPING Development Co. Ltd., H Shares	324,200	40,888
COSCO SHIPPING Energy Transportation Co. Ltd., H Shares *	136,000	113,136
COSCO SHIPPING Holdings Co. Ltd., H Shares	244,199	286,519
COSCO SHIPPING Ports Ltd.	156,998	99,003
Country Garden Holdings Co. Ltd. @	847,376	196,470
CPMC Holdings Ltd.	53,000	22,079
CSG Holding Co. Ltd., Class A	19,500	19,084
CSSC Hong Kong Shipping Co. Ltd.	70,000	10,434
CTS International Logistics Corp. Ltd., Class A	11,000	14,876
Dali Foods Group Co. Ltd. ±	116,500	50,164
Daqin Railway Co. Ltd., Class A	85,800	81,914
DBG Technology Co. Ltd.,Class A	7,000	9,585
Dexin China Holdings Co. Ltd. *	76,000	13,458
DHC Software Co. Ltd., Class A	28,100	21,121
Digital China Holdings Ltd.	62,000	24,880
Digital China Information Service Co. Ltd., Class A	10,000	13,608
Dong-E-E-Jiao Co. Ltd., Class A	3,300	15,073
Dongfang Electric Corp. Ltd. H Shares	29,800	40,621
Dongfeng Motor Group Co. Ltd., H Shares	150,000	80,258
Dongxing Securities Co. Ltd., Class A	12,000	12,523
Dongyue Group Ltd.	91,000	90,772
Dynagreen Environmental Protection Group Co. Ltd., Class H	52,000	15,766
E-Commodities Holdings Ltd.	94,000	19,639
EEKA Fashion Holdings Ltd.	8,000	10,885
Eoptolink Technology, Inc. Ltd. Class A	4,400	13,117
Essex Bio-technology Ltd.	37,000	16,073
Eternal Asia Supply Chain Management Ltd. Class A	24,300	18,916

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
EVA Precision Industrial Holdings Ltd. @	92,000	$15,119
Everbright Securities Co. Ltd., Class H ±	16,000	8,642
Fangda Carbon New Material Co. Ltd., Class A *	15,700	13,793
Fangda Special Steel Technology Co. Ltd., Class A	19,000	16,157
Far East Horizon Ltd.	200,000	135,038
FAW Jiefang Group Co. Ltd., Class A	24,100	24,402
Fiberhome Telecommunication Technologies Co. Ltd., Class A	5,800	10,159
FIH Mobile Ltd. *	203,000	20,947
Financial Street Holdings Co. Ltd., Class A	23,300	16,692
FinVolution Group, ADR	11,439	48,959
Fosun International Ltd.	195,500	121,290
Founder Securities Co. Ltd., Class A	23,800	21,984
Foxconn Industrial Internet Co. Ltd. Class A	66,600	80,019
Fu Shou Yuan International Group Ltd.	65,000	35,855
Fufeng Group Ltd.	153,000	78,160
Fujian Funeng Co. Ltd., Class A	14,100	21,256
Fujian Sunner Development Co. Ltd., Class A	9,000	24,571
Gan & Lee Pharmaceuticals Co. Ltd., Class A	3,400	16,268
Gansu Shangfeng Cement Co. Ltd., Class A	6,240	10,894
GCL Energy Technology Co. Ltd.	4,200	7,794
GCL New Energy Holdings Ltd. *	125,610	1,376
GCL Technology Holdings Ltd. *	395,000	120,770
GDS Holdings Ltd., Class A *	39,500	86,552
Geely Automobile Holdings Ltd.	411,000	566,525
GEM Co. Ltd., Class A	33,500	34,864
Gemdale Corp., Class A	19,200	31,110
Gemdale Properties & Investment Corp. Ltd.	442,000	29,843
Genertec Universal Medical Group Co. Ltd. ±	75,500	38,665
GF Securities Co. Ltd., Class H	64,200	69,928
Giant Network Group Co. Ltd., Class A	9,400	9,955
Glory Sun Financial Group Ltd. *@	356,000	771
Golden Eagle Retail Group Ltd. *	15,000	9,535
Grand Pharmaceutical Group Ltd.	88,500	38,220
Grandjoy Holdings Group Co. Ltd., Class A *	30,000	14,172
Greattown Holdings Ltd., Class A *	34,100	15,244
Greatview Aseptic Packaging Co. Ltd.	88,000	12,444
Gree Electric Appliances, Inc., Class A	13,800	63,111
Greenland Hong Kong Holdings Ltd.	112,000	7,705
Greentown China Holdings Ltd.	78,500	147,607
GRG Banking Equipment Co. Ltd., Class A	12,500	14,366
Guangdong HEC Technology Holding Co. Ltd., Class A *	28,100	34,871
Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	22,300	12,893
Guangdong Provincial Expressway Development Co. Ltd. Class A	12,700	13,253
Guangdong Tapai Group Co. Ltd., Class A	9,300	9,836
Guanghui Energy Co. Ltd., Class A	26,800	46,410
Guangshen Railway Co. Ltd.,Class H *	82,000	11,178
Guangxi Liugong Machinery Co. Ltd., Class A	14,900	11,872

	SHARES	VALUE†
Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	24,500	$8,948
Guangzhou Automobile Group Co. Ltd., H Shares	188,000	134,121
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	16,000	34,570
Guangzhou Haige Communications Group, Inc. Co., Class A	22,300	24,435
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	18,042	14,452
Guizhou Panjiang Refined Coal Co. Ltd., Class A	9,269	11,084
Guosen Securities Co. Ltd., Class A	22,400	27,166
Guosheng Financial Holding, Inc., Class A *	14,131	15,205
Guotai Junan Securities Co. Ltd., H Shares ±	29,000	30,812
Haier Smart Home Co. Ltd., Class A	20,500	71,608
Hainan Meilan International Airport Co. Ltd., H Shares *	12,000	28,893
Haitian International Holdings Ltd.	44,000	83,632
Haitong Securities Co. Ltd., Class H	169,600	89,881
Han’s Laser Technology Industry Group Co. Ltd., Class A	8,900	32,707
Hang Zhou Great Star Industrial Co. Ltd., Class A *	4,400	11,789
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	22,900	33,811
Hangzhou Robam Appliances Co. Ltd. Class A	2,900	9,377
Health & Happiness H&H International Holdings Ltd.	18,500	17,393
Heilongjiang Agriculture Co. Ltd., Class A	8,000	15,016
Hengan International Group Co. Ltd.	55,500	248,170
Hengdeli Holdings Ltd. *	184,000	5,626
Hengli Petrochemical Co. Ltd., Class A	35,500	84,705
Hengtong Optic-electric Co. Ltd., Class A	9,680	24,844
Hengyi Petrochemical Co. Ltd., Class A	25,000	27,182
Hesteel Co. Ltd., Class A	65,500	20,783
Hi Sun Technology China Ltd. *@	138,000	15,295
Hisense Home Appliances Group Co. Ltd., Class H	34,000	30,883
Holitech Technology Co. Ltd., Class A *	35,900	13,163
Hongda Xingye Co. Ltd., Class A *	21,200	10,165
Hope Education Group Co. Ltd. @±	120,000	8,561
Hopson Development Holdings Ltd. @	70,180	73,491
Hua Hong Semiconductor Ltd. *±	43,000	98,384
Huaan Securities Co. Ltd., Class A	23,372	14,996
Huadong Medicine Co. Ltd., Class A	8,421	47,644
Huafon Chemical Co. Ltd., Class A	27,754	25,558
Huafon Microfibre Shanghai Technology Co. Ltd., Class T *	25,700	13,120
Huagong Tech Co. Ltd., Class A	6,200	16,157
Huaibei Mining Holdings Co. Ltd. Class A	10,400	24,712
Huapont Life Sciences Co. Ltd., Class A	27,600	20,706
Huatai Securities Co. Ltd., Class H ±	58,600	64,500
Huaxi Securities Co. Ltd., Class A	12,600	13,024
Huaxia Bank Co. Ltd., Class A	43,300	30,714
Huaxin Cement Co. Ltd., Class A	7,000	16,535
Huayu Automotive Systems Co. Ltd., Class A	17,500	40,769
Hubei Biocause Pharmaceutical Co. Ltd., Class A	17,600	7,520

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	4,400	$14,215
Hubei Xingfa Chemicals Group Co. Ltd., Class A	9,400	44,381
Humanwell Healthcare Group Co. Ltd., Class A	9,700	23,979
Hunan Gold Corp. Ltd., Class A	15,800	26,760
Hunan Valin Steel Co. Ltd., Class A	47,300	27,215
Hytera Communications Corp. Ltd., Class A *	23,400	14,783
IMAX China Holding, Inc. ±	6,300	4,486
Industrial & Commercial Bank of China Ltd., H Shares	4,073,000	1,909,466
Industrial Bank Co. Ltd. Class A	122,900	288,567
Industrial Securities Co. Ltd., Class A *	52,910	40,664
Infore Environment Technology Group Co. Ltd., Class A	12,400	8,131
Ingdan, Inc. *±	40,000	7,949
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	169,960	44,101
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	12,000	22,118
Inner Mongolia ERDOS Resources Co. Ltd. Class A	8,400	17,970
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	55,300	30,648
Inner Mongolia Yitai Coal Co. Ltd. Class H	9,800	12,884
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	34,700	36,358
Inspur Electronic Information Industry Co. Ltd., Class A	5,700	15,875
Intco Medical Technology Co. Ltd. Class A	5,700	16,020
JCET Group Co. Ltd., Class A	17,895	54,080
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	20,200	22,675
Jiangsu Eastern Shenghong Co. Ltd., Class A	5,100	12,528
Jiangsu Guotai International Group Co. Ltd., Class A	10,400	12,187
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	34,700	20,993
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	6,700	14,730
Jiangsu Provincial Agricultural Reclamation and Development Corp.	11,200	18,163
Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	10,800	22,723
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	5,600	22,752
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	27,840	18,256
Jiangsu Zhongtian Technology Co. Ltd., Class A	18,600	58,938
Jiangxi Copper Co. Ltd., H Shares	82,000	94,853
Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	17,100	13,094
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	7,300	13,774
Jinchuan Group International Resources Co. Ltd. @	129,000	12,490
Jingrui Holdings Ltd. *§	43,000	2,424
JinkoSolar Holding Co. Ltd., ADR *@	4,223	233,912

	SHARES	VALUE†
Jinneng Science&Technology Co. Ltd., Class A	10,600	$13,902
Jizhong Energy Resources Co. Ltd., Class A	21,200	21,675
JNBY Design Ltd.	16,500	16,122
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	18,700	27,742
Jointown Pharmaceutical Group Co. Ltd., Class A	10,700	17,262
Joy City Property Ltd. *	226,000	6,766
Joyoung Co. Ltd. Class A	9,600	19,995
JOYY, Inc., ADR	3,932	102,232
Ju Teng International Holdings Ltd.	56,000	10,487
Juneyao Airlines Co. Ltd., Class A *	9,700	20,710
Kingboard Holdings Ltd.	71,500	202,213
Kingboard Laminates Holdings Ltd.	96,000	86,465
Kingfa Sci & Tech Co. Ltd. Class A	13,400	17,725
Kingsoft Corp. Ltd.	64,600	172,000
Kunlun Energy Co. Ltd.	354,000	255,703
Kunlun Tech Co. Ltd., Class A	5,800	10,126
KWG Living Group Holdings Ltd.	65,000	8,695
Lakala Payment Co. Ltd. Class A *	4,300	8,295
Lao Feng Xiang Co. Ltd., Class A	2,700	15,017
LB Group Co. Ltd., Class A	11,200	24,876
Lee & Man Chemical Co. Ltd.	16,000	11,068
Lee & Man Paper Manufacturing Ltd.	122,000	39,166
Lee’s Pharmaceutical Holdings Ltd. @	34,500	7,296
Legend Holdings Corp., H Shares ±	38,400	33,363
Lenovo Group Ltd.	40,000	27,823
Lens Technology Co. Ltd., Class A	24,140	31,421
Leo Group Co. Ltd., Class A *	48,000	11,846
Lepu Medical Technology Beijing Co. Ltd. Class A	7,800	23,242
LexinFintech Holdings Ltd., ADR *@	16,062	27,145
Leyard Optoelectronic Co. Ltd., Class A	20,300	15,773
Liaoning Cheng Da Co. Ltd., Class A	5,800	10,060
Lingyi iTech Guangdong Co., Class A *	42,800	26,859
Livzon Pharmaceutical Group, Inc., H Shares	14,100	35,350
Logan Group Co. Ltd. @	47,000	3,293
Longfor Group Holdings Ltd. ±	154,500	443,838
Lonking Holdings Ltd.	158,000	23,148
Luenmei Quantum Co. Ltd., Class A	13,300	13,279
Luolai Lifestyle Technology Co. Ltd., Class A	5,300	7,631
Luoniushan Co. Ltd., Class A *	16,000	14,215
Luxi Chemical Group Co. Ltd., Class A	8,600	15,718
Luye Pharma Group Ltd. *@±	161,500	44,852
LVGEM China Real Estate Investment Co. Ltd. *@	72,000	7,980
Maanshan Iron & Steel Co. Ltd., H Shares	78,000	16,197
Maccura Biotechnology Co. Ltd. Class A	3,800	8,976
Mango Excellent Media Co. Ltd. Class A	11,000	38,672
Maoyan Entertainment *@±	21,200	14,746
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A *	29,300	17,643
Metallurgical Corp. of China Ltd., H Shares	225,000	36,690
Midea Real Estate Holding Ltd. ±	14,000	13,162
Ming Yang Smart Energy Group Ltd., Class A	6,800	23,139
Mingfa Group International Co. Ltd. *	91,000	4,463
Minth Group Ltd.	60,000	132,847
MLS Co. Ltd., Class A	20,000	23,353
MMG Ltd. *	192,000	45,984
Nanjing Iron & Steel Co. Ltd., Class A	36,600	14,090

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Nanjing Xinjiekou Department Store Co. Ltd., Class A	6,900	$8,261
NavInfo Co. Ltd., Class A	10,200	16,599
NetDragon Websoft Holdings Ltd.	25,500	46,454
New China Life Insurance Co. Ltd., H Shares	57,900	110,494
New Hope Liuhe Co. Ltd., Class A *	20,215	39,625
Newland Digital Technology Co. Ltd., Class A	10,000	17,077
Nexteer Automotive Group Ltd. @	69,000	37,446
Nine Dragons Paper Holdings Ltd.	173,000	107,551
Ningbo Huaxiang Electronic Co. Ltd., Class A	8,950	15,272
Ningbo Joyson Electronic Corp., Class A *	5,200	9,694
Ningbo Zhoushan Port Co. Ltd., Class A	33,200	16,995
Noah Holdings Ltd., ADR *	1,172	15,482
Northeast Securities Co. Ltd., Class A	8,500	7,731
OFILM Group Co. Ltd., Class A *	20,800	15,458
ORG Technology Co. Ltd., Class A	26,800	17,498
Orient Securities Co. Ltd., Class H @±	52,400	20,560
Oriental Energy Co. Ltd. Class A	11,300	12,143
Oriental Pearl Group Co. Ltd., Class A	10,700	9,235
Ourpalm Co. Ltd., Class A *	27,500	10,820
PAX Global Technology Ltd.	75,000	56,945
PCI Technology Group Co. Ltd., Class A	15,600	12,231
People’s Insurance Co. Group of China Ltd. (The), H Shares	305,000	88,590
Perfect World Co. Ltd., Class A	6,700	11,735
PetroChina Co. Ltd., H Shares	2,014,000	826,162
PICC Property & Casualty Co. Ltd., H Shares	494,000	512,273
Ping An Bank Co. Ltd., Class A	108,500	181,160
Ping An Insurance Group Co. of China Ltd., Class H	452,500	2,259,719
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	15,900	30,584
Poly Property Group Co. Ltd.	200,431	35,747
Postal Savings Bank of China Co. Ltd., Class H @±	571,000	336,796
Pou Sheng International Holdings Ltd.	252,000	16,052
Power Construction Corp. of China Ltd. Class A	56,900	55,927
Q Technology Group Co. Ltd. *	31,000	12,993
Qingdao Hanhe Cable Co. Ltd., Class A	35,800	19,588
Qingling Motors Co. Ltd., Class H	84,000	10,915
Radiance Holdings Group Co. Ltd.	37,000	16,026
Red Star Macalline Group Corp. Ltd., H Shares ±	35,700	9,778
Redco Properties Group Ltd. *@±	80,000	17,937
Renhe Pharmacy Co. Ltd., Class A	19,700	15,474
RiseSun Real Estate Development Co. Ltd., Class A *	35,400	11,731
Rongsheng Petrochemical Co. Ltd. Class A	61,100	119,164
SAIC Motor Corp. Ltd., Class A	29,700	59,893
Sailun Group Co. Ltd., Class A	13,900	19,837
Sansteel Minguang Co. Ltd., Class A	13,700	9,447
Sansure Biotech, Inc. Class A	3,333	10,712
Sany Heavy Equipment International Holdings Co. Ltd.	83,000	80,995

	SHARES	VALUE†
Sany Heavy Industry Co. Ltd. Class A	44,100	$86,319
Satellite Chemical Co. Ltd., Class A	12,162	36,480
Sealand Securities Co. Ltd., Class A	24,800	11,296
Seazen Group Ltd. *	188,571	44,202
Seazen Holdings Co. Ltd., Class A *	13,800	34,017
SF Holding Co. Ltd. Class A	14,100	93,891
Shaanxi Coal Industry Co. Ltd., Class A	50,037	160,670
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	20,800	53,590
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	9,200	22,743
Shandong Chenming Paper Holdings Ltd., H Shares *	35,250	9,745
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	2,700	8,795
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	11,310	46,524
Shandong Humon Smelting Co. Ltd., Class A	10,800	13,844
Shandong Linglong Tyre Co. Ltd., Class A	7,700	19,763
Shandong Nanshan Aluminum Co. Ltd., Class A	37,900	16,087
Shandong Sun Paper Industry JSC Ltd., Class A	16,800	27,127
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	188,000	252,913
Shanghai AJ Group Co. Ltd., Class A	16,900	12,655
Shanghai Electric Group Co. Ltd., H Shares *	166,000	32,990
Shanghai Environment Group Co. Ltd., Class A	11,600	14,559
Shanghai Industrial Holdings Ltd.	45,000	48,728
Shanghai Industrial Urban Development Group Ltd.	274,000	20,944
Shanghai International Port Group Co. Ltd., Class A	48,600	38,106
Shanghai Jinjiang International Hotels Co. Ltd., Class A	1,300	10,569
Shanghai Lingang Holdings Corp. Ltd., Class A	8,760	14,602
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	13,500	18,333
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	7,100	11,204
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	63,600	87,829
Shanghai Pudong Development Bank Co. Ltd., Class A	118,900	118,042
Shanghai RAAS Blood Products Co. Ltd., Class A	37,200	27,961
Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	3,000	12,366
Shanghai Tunnel Engineering Co. Ltd., Class A	25,600	17,798
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	18,000	16,931
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	7,800	11,429
Shanxi Coking Coal Energy Group Co. Ltd., Class A	37,900	80,063

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	22,000	$52,369
Shanxi Meijin Energy Co. Ltd., Class A	31,400	42,553
Shanxi Securities Co. Ltd., Class A	24,700	17,625
Shanxi Taigang Stainless Steel Co. Ltd., Class A	34,300	21,621
Shanying International Holding Co. Ltd., Class A	37,500	12,586
Shengyi Technology Co. Ltd. Class A	18,346	33,892
Shenwan Hongyuan Group Co. Ltd., H Shares @±	43,200	7,044
Shenzhen Agricultural Products Group Co. Ltd., Class A	15,600	11,418
Shenzhen Airport Co. Ltd., Class A	16,200	15,352
Shenzhen Aisidi Co. Ltd., Class A	14,200	16,821
Shenzhen Huaqiang Industry Co. Ltd. Class A	5,900	9,926
Shenzhen International Holdings Ltd.	107,733	82,347
Shenzhen Investment Ltd.	323,060	48,976
Shenzhen Jinjia Group Co. Ltd., Class A	10,602	12,678
Shenzhen Kaifa Technology Co. Ltd. Class A	5,900	8,736
Shenzhen Kinwong Electronic Co. Ltd., Class A	2,300	6,266
Shenzhen MTC Co. Ltd., Class A *	42,300	19,446
Shenzhen Neptunus Bioengineering Co. Ltd., Class A *	28,200	12,845
Shenzhen Overseas Chinese Town Co. Ltd., Class A	43,200	29,303
Shenzhen Sunway Communication Co. Ltd. Class A	4,700	9,379
Shenzhen Tagen Group Co. Ltd., Class A	25,000	18,756
Shenzhen World Union Group, Inc., Class A *	33,300	13,430
Shenzhen Yan Tian Port Holding Co. Ltd. Class A <>	28,200	20,281
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	4,900	20,799
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	31,900	18,534
Shimao Group Holdings Ltd. @§	131,000	55,323
Shoucheng Holdings Ltd.	208,400	31,593
Shougang Fushan Resources Group Ltd.	219,790	64,120
Shui On Land Ltd.	280,000	28,536
Sichuan Hebang Biotechnology Co. Ltd., Class A	84,300	38,279
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	12,500	38,851
Sichuan Road & Bridge Group Co. Ltd., Class A	20,600	29,689
Sieyuan Electric Co. Ltd., Class A	4,300	23,176
Sihuan Pharmaceutical Holdings Group Ltd.	328,000	31,757
Sino-Ocean Group Holding Ltd.	293,712	30,682
Sinofert Holdings Ltd. *	244,000	27,354
Sinolink Securities Co. Ltd., Class A	11,700	12,605
Sinoma International Engineering Co., Class A	14,600	16,903
Sinoma Science & Technology Co. Ltd., Class A	11,000	30,900
Sinopec Engineering Group Co. Ltd., H Shares	111,000	44,543
Sinopec Kantons Holdings Ltd.	90,000	24,880

	SHARES	VALUE†
Sinopec Shanghai Petrochemical Co. Ltd., Class H	248,000	$32,542
Sinopharm Group Co. Ltd., H Shares	140,400	281,528
Sinotrans Ltd., H Shares	145,000	36,575
Sinotruk Hong Kong Ltd.	67,000	56,078
Skyworth Group Ltd.	156,114	62,647
SOHO China Ltd. *	153,500	24,444
SooChow Securities Co. Ltd., Class A	20,280	17,617
SSY Group Ltd.	124,000	52,130
Sun Art Retail Group Ltd.	122,500	26,218
Suning Universal Co. Ltd., Class A	32,100	13,942
Sunward Intelligent Equipment Co. Ltd., Class A *	10,800	9,108
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	10,800	35,258
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A *	15,000	9,561
Tangshan Jidong Cement Co. Ltd., Class A	10,000	11,789
TangShan Port Group Co. Ltd., Class A	55,900	20,338
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	11,600	10,028
TBEA Co. Ltd., Class A	21,000	64,174
TCL Electronics Holdings Ltd.	99,667	34,917
TCL Technology Group Corp., Class A	71,400	36,550
Tencent Music Entertainment Group, ADR *	33,714	136,879
Tian Di Science & Technology Co. Ltd., Class A	40,500	27,243
Tiande Chemical Holdings Ltd.	36,000	10,640
Tiangong International Co. Ltd.	100,000	27,008
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	30,700	22,772
Tianjin Port Development Holdings Ltd.	180,000	11,351
Tianneng Power International Ltd. @	74,000	64,670
Tianshan Aluminum Group Co. Ltd. Class A	18,200	18,377
Tianshui Huatian Technology Co. Ltd., Class A	10,300	11,765
Titan Wind Energy Suzhou Co. Ltd., Class A	8,800	15,698
Tomson Group Ltd.	24,000	4,586
Tong Ren Tang Technologies Co. Ltd., Class H	41,000	23,922
Tongda Group Holdings Ltd. *	510,000	6,172
TongFu Microelectronics Co. Ltd., Class A *	10,100	21,478
Tongkun Group Co. Ltd., Class A	11,100	21,132
Tongling Nonferrous Metals Group Co. Ltd., Class A	49,000	18,035
Tongyu Heavy Industry Co. Ltd., Class A	40,800	14,269
Topsec Technologies Group, Inc., Class A	7,000	9,082
Transfar Zhilian Co. Ltd., Class A	27,553	20,554
TravelSky Technology Ltd., H Shares	8,000	12,250
Trip.com Group Ltd., ADR *	28,782	786,036
Truly International Holdings Ltd.	120,000	18,651
Tus Environmental Science And Technology Development Co. Ltd., Class A *	23,000	10,541
Uni-President China Holdings Ltd.	92,000	77,237
Unisplendour Corp. Ltd., Class A	13,940	31,178
United Energy Group Ltd.	692,000	79,341
Universal Scientific Industrial Shanghai Co. Ltd., Class A	10,000	21,266
Untrade Hua Han Health @§*	504,000	—
Untrade Huiyuan Juice §	84,500	—

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Victory Giant Technology Huizhou Co. Ltd. Class A	9,400	$17,736
Vinda International Holdings Ltd.	26,000	61,210
Vipshop Holdings Ltd., ADR *	32,940	277,025
Viva Biotech Holdings *@±	27,000	4,575
Wangsu Science & Technology Co. Ltd., Class A	20,900	13,381
Wanxiang Qianchao Co. Ltd., Class A	42,900	29,765
Wasion Holdings Ltd.	48,000	12,169
Weibo Corp., ADR *	3,388	57,935
Weichai Power Co. Ltd., H Shares	151,000	143,312
Weifu High-Technology Group Co. Ltd., Class A	5,600	13,623
Wellhope Foods Co. Ltd., Class A *	7,700	10,153
West China Cement Ltd.	198,000	20,179
Western Securities Co. Ltd. Class A	22,600	18,580
Wharf Holdings Ltd. (The)	70,000	224,278
Wingtech Technology Co. Ltd., Class A	3,900	26,217
Wolong Electric Group Co. Ltd., Class A	11,600	18,976
Wuchan Zhongda Group Co. Ltd., Class A	29,100	16,907
Wuhu Token Science Co. Ltd., Class A	16,000	13,560
Wushang Group Co. Ltd. Class A	12,600	18,266
Wuxi Taiji Industry Co. Ltd., Class A	14,900	12,040
XCMG Construction Machinery Co. Ltd., Class A *	47,400	29,946
Xiabuxiabu Catering Management China Holdings Co. Ltd. ±@	28,000	18,477
Xiamen C & D, Inc., Class A	17,600	34,375
Xiamen Comfort Science & Technology Group Co. Ltd., Class A	8,700	9,386
Xiamen Intretech, Inc. Class A	7,479	19,754
Xiamen ITG Group Corp. Ltd., Class A	17,300	15,565
Xiamen Tungsten Co. Ltd., Class A	7,300	23,296
Xiamen Xiangyu Co. Ltd., Class A	22,200	26,110
Xiaomi Corp., Class A *±	627,800	716,604
Xinfengming Group Co. Ltd., Class A	4,000	5,077
Xingda International Holdings Ltd.	95,633	18,884
Xinhu Zhongbao Co. Ltd., Class A *	44,900	15,513
Xinhua Winshare Publishing and Media Co. Ltd., Class H	36,000	22,885
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	47,800	55,475
Xinjiang Tianshan Cement Co. Ltd., Class A	4,500	5,642
Xinjiang Zhongtai Chemical Co. Ltd., Class A	14,500	13,639
Xinte Energy Co. Ltd., Class H	18,000	38,249
Xinxing Ductile Iron Pipes Co. Ltd., Class A	18,100	9,138
Xinyangfeng Agricultural Technology Co. Ltd., Class A	6,900	12,630
Xinyu Iron & Steel Co. Ltd., Class A	27,300	14,822
Xuji Electric Co. Ltd., Class A	9,300	21,836
YaGuang Technology Group Co. Ltd., Class A *	8,000	5,991
Yankuang Energy Group Co. Ltd., Class A @	38,000	138,210
Yantai Changyu Pioneer Wine Co. Ltd., Class A	3,700	15,497
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	7,300	33,591

	SHARES	VALUE†
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares *±	25,600	$13,697
Yifan Pharmaceutical Co. Ltd., Class A *	7,200	10,620
Yintai Gold Co. Ltd., Class A	31,600	57,307
Yixintang Pharmaceutical Group Co. Ltd., Class A	2,800	9,548
Youngor Group Co. Ltd., Class A	11,500	10,249
Youzu Interactive Co. Ltd., Class A *	8,100	8,544
YTO Express Group Co. Ltd. Class A	21,200	62,035
Yunda Holding Co. Ltd., Class A	16,500	36,415
Yunnan Aluminium Co. Ltd., Class A	18,200	23,638
Yunnan Baiyao Group Co. Ltd., Class A	5,460	40,308
Yunnan Copper Co. Ltd., Class A	8,100	11,228
Yunnan Tin Co. Ltd., Class A	14,600	25,366
Yutong Bus Co. Ltd., Class A	13,300	13,148
Zhaojin Mining Industry Co. Ltd., Class H *	120,000	81,940
Zhefu Holding Group Co. Ltd., Class A	16,400	9,043
Zhejiang Century Huatong Group Co. Ltd., Class A *	39,280	20,661
Zhejiang China Commodities City Group Co. Ltd. Class A	30,700	19,309
Zhejiang Chint Electrics Co. Ltd., Class A	13,100	49,472
Zhejiang Crystal-Optech Co. Ltd., Class A	12,400	18,658
Zhejiang Dahua Technology Co. Ltd., Class A	19,700	35,698
Zhejiang Hailiang Co. Ltd., Class A	19,700	32,198
Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	12,700	12,161
Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	9,000	11,588
Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	4,400	10,052
Zhejiang Juhua Co. Ltd., Class A	7,900	15,474
Zhejiang Longsheng Group Co. Ltd., Class A	19,300	24,522
Zhejiang Medicine Co. Ltd., Class A	10,400	19,873
Zhejiang Narada Power Source Co. Ltd., Class A *	9,800	27,405
Zhejiang NHU Co. Ltd., Class A	12,240	38,302
Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	17,420	8,844
Zhejiang Semir Garment Co. Ltd., Class A	21,700	14,627
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A *	24,800	18,571
Zhejiang Wanliyang Co. Ltd., Class A *	11,400	12,748
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	14,980	33,419
Zhejiang Yasha Decoration Co. Ltd., Class A	16,000	9,883
Zhengzhou Coal Mining Machinery Group Co. Ltd., H Shares	21,400	21,401
Zhongji Innolight Co. Ltd., Class A	3,700	13,608
Zhongjin Gold Corp. Ltd., Class A	32,000	33,348
Zhongshan Broad Ocean Motor Co. Ltd., Class A	22,200	16,561
Zhongtian Financial Group Co. Ltd., Class A *	38,300	7,616
Zhou Hei Ya International Holdings Co. Ltd. *±	57,000	27,811
Zhuhai Huafa Properties Co. Ltd., Class A	11,600	16,113

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Zhuzhou CRRC Times Electric Co. Ltd., Class H	29,300	$123,177
Zhuzhou Kibing Group Co. Ltd., Class A	10,500	14,289
Zibo Qixiang Tengda Chemical Co. Ltd., Class A *	22,120	21,399
Zoomlion Heavy Industry Science & Technology Co. Ltd., H Shares	85,800	29,840
ZTE Corp., H Shares	55,800	100,089

		50,065,378

Colombia — 0.1%
Bancolombia SA	2,584	17,432
Bancolombia SA, ADR	1,030	25,101
Cementos Argos SA	31,937	23,416
CEMEX Latam Holdings SA *	13,000	8,460
Corp. Financiera Colombiana SA *	2,308	8,361
Grupo Argos SA	29,921	63,671
Grupo de Inversiones Suramericana SA	1,288	10,477

		156,918

Czech Republic — 0.1%
CEZ, AS	1,287	44,102
Komercni Banka, A/S	5,768	144,564
Moneta Money Bank AS ±	11,381	32,016

		220,682

Greece — 0.3%
Alpha Services & Holdings SA *	127,150	100,438
Autohellas Tourist and Trading SA	1,184	11,407
Bank of Greece	859	13,217
Eurobank Ergasias Services & Holdings SA Class A *	150,057	125,886
Fourlis Holdings SA	3,046	7,463
Hellenic Petroleum Holdings SA	5,260	32,271
LAMDA Development SA *	4,332	23,287
Motor Oil Hellas Corinth Refineries SA	2,176	34,420
National Bank of Greece SA *	44,182	131,028
Piraeus Financial Holdings SA *	10,411	10,581

		489,998

Hong Kong — 0.2%
Alibaba Pictures Group Ltd. *	180,000	9,287
BOC Aviation Ltd. ±	7,200	51,136
Jinmao Property Services Co. Ltd. *@	6,646	3,192
Untrade CTEG @§	98,000	—
Untrade.Lumena New Materials §	5,599	—
Vnet Group, Inc., ADR *	9,629	52,960
Yuexiu Property Co. Ltd.	135,006	163,046

		279,621

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	44,543	248,274
Opus Global Nyrt *	14,974	4,489
OTP Bank Nyrt	1,858	34,038

		286,801

India — 18.7%
ACC Ltd.	6,555	194,979
Adani Enterprises Ltd.	1,614	68,249
Adani Transmission Ltd. *	664	26,878
Aditya Birla Capital Ltd. *	44,000	60,415
Advanced Enzyme Technologies Ltd.	3,035	10,060
Alembic Pharmaceuticals Ltd.	5,197	38,522
Allcargo Logistics Ltd.	4,985	25,222
Amara Raja Batteries Ltd.	6,020	36,408
Ambuja Cements Ltd.	46,643	295,736

	SHARES	VALUE†
Apar Industries Ltd.	1,462	$23,273
Apollo Tyres Ltd.	31,532	108,316
Arvind Ltd. *	13,452	15,775
Aster DM Healthcare Ltd. *±	9,764	30,126
Aurobindo Pharma Ltd.	25,561	160,182
Axis Bank Ltd.	133,355	1,206,488
Axis Bank Ltd., GDR	12,180	548,100
Bajaj Holdings & Investment Ltd.	3,057	244,293
Balrampur Chini Mills Ltd.	14,783	63,329
Bandhan Bank Ltd. ±*	42,966	140,568
Bank of Baroda	84,475	137,847
Bank of India	26,524	15,715
Bharat Electronics Ltd.	265,086	329,764
Bharat Heavy Electricals Ltd. *	96,730	71,342
Birla Corp. Ltd.	3,237	38,000
Birlasoft Ltd.	1,959	6,814
Bombay Burmah Trading Co.	684	7,715
Camlin Fine Sciences Ltd. *	4,352	6,310
Can Fin Homes Ltd.	2,104	12,463
Canara Bank	32,882	92,804
Ceat Ltd.	3,536	68,328
Central Bank of India Ltd. *	45,284	11,161
Century Textiles & Industries Ltd.	3,788	37,805
Chambal Fertilizers and Chemicals Ltd.	14,403	56,566
Cholamandalam Financial Holdings Ltd.	8,070	64,480
Cipla Ltd.	32,099	437,976
City Union Bank Ltd.	30,829	65,826
Cochin Shipyard Ltd. ±	3,997	21,596
Container Corp. Of India Ltd.	7,508	65,877
Cosmo First Ltd.	1,243	13,369
CreditAccess Grameen Ltd. *	1,344	16,361
CSB Bank Ltd. *	3,753	10,221
Cyient Ltd.	6,750	65,881
Dalmia Bharat Ltd.	5,315	104,534
DCB Bank Ltd.	19,962	25,213
DCM Shriram Ltd.	2,904	36,111
Deepak Fertilisers & Petrochemicals Corp. Ltd.	4,535	48,909
Dhampur Bio Organics Ltd. *	2,664	4,928
Dhampur Sugar Mills Ltd.	2,664	7,041
Dilip Buildcon Ltd. ±	2,860	7,731
DLF Ltd.	37,826	165,995
eClerx Services Ltd.	1,015	17,769
eClerx Services Ltd. <>	508	8,888
Edelweiss Financial Services Ltd.	37,825	28,595
EID Parry India Ltd.	7,288	53,479
Electrosteel Castings Ltd.	23,821	10,688
Engineers India Ltd.	18,093	14,256
EPL Ltd.	5,342	11,518
Equitas Small Finance Bank Ltd. *±	16,074	9,790
Exide Industries Ltd.	26,178	50,424
FDC Ltd. *	3,013	9,680
Federal Bank Ltd.	161,831	237,421
Finolex Cables Ltd.	3,726	21,527
Finolex Industries Ltd.	15,431	25,949
Firstsource Solutions Ltd.	20,730	26,629
Fortis Healthcare Ltd. *	26,126	85,025
GAIL India Ltd.	260,433	278,997
Gateway Distriparks Ltd.	25,136	20,872
General Insurance Corp. of India ±	7,543	11,433
GHCL Ltd.	5,527	44,025
Glenmark Pharmaceuticals Ltd.	12,966	62,088
Godawari Power and Ispat Ltd.	2,480	8,493
Godfrey Phillips India Ltd.	794	11,214
Godrej Industries Ltd. *	1,769	9,545

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
Granules India Ltd.	17,305	$73,665
Grasim Industries Ltd.	22,682	467,030
Great Eastern Shipping Co. Ltd. (The)	8,516	55,795
Gujarat Alkalies & Chemicals Ltd.	2,551	26,516
Gujarat Ambuja Exports Ltd.	4,383	15,107
Gujarat Fluorochemicals Ltd.	3,596	174,559
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	8,633	68,060
Gujarat Pipavav Port Ltd.	19,498	20,864
Gujarat State Fertilizers & Chemicals Ltd.	11,602	18,668
Gujarat State Petronet Ltd.	23,082	65,670
HDFC Bank Ltd.	3,566	61,851
Hero MotoCorp Ltd.	9,748	305,580
HIL Ltd.	469	16,275
Himadri Speciality Chemical Ltd.	10,592	12,955
Hindalco Industries Ltd.	170,691	822,284
Hinduja Global Solutions Ltd.	1,226	19,109
Hindustan Aeronautics Ltd.	2,011	58,215
Housing Development Finance Corp. Ltd.	60,093	1,690,556
ICICI Bank Ltd.	5,036	53,659
ICICI Bank Ltd., ADR	89,109	1,868,616
IDFC First Bank Ltd. *	140,953	86,632
IDFC Ltd.	76,058	62,313
IIFL Finance Ltd.	5,565	24,096
IIFL Securities Ltd.	25,376	20,681
IIFL Wealth Management Ltd.	665	15,082
India Cements Ltd. (The)	18,543	61,611
India Glycols Ltd.	934	9,617
Indiabulls Housing Finance Ltd. *	31,451	45,929
Indian Bank	12,211	29,420
Indian Overseas Bank *	76,991	16,515
Indian Railway Finance Corp. Ltd. ±	47,733	12,468
Indus Towers Ltd.	55,203	134,019
IndusInd Bank Ltd.	28,574	417,276
Infibeam Avenues Ltd.	77,058	14,019
Info Edge India Ltd.	2,462	116,909
IRCON International Ltd. ±	18,858	9,133
Jindal Poly Films Ltd.	769	8,521
Jindal Saw Ltd.	14,261	14,419
Jindal Stainless Hisar Ltd. *	10,916	32,875
Jindal Stainless Ltd. *	17,881	27,662
Jindal Steel & Power Ltd.	46,366	243,938
JK Lakshmi Cement Ltd.	4,751	34,141
JK Paper Ltd.	10,798	50,027
JK Tyre & Industries Ltd.	10,161	20,721
JM Financial Ltd.	40,467	37,357
JSW Energy Ltd.	43,852	161,336
JSW Steel Ltd.	89,380	692,890
Jubilant Pharmova Ltd.	9,690	40,177
Kalpataru Power Transmission Ltd.	5,415	27,770
Karnataka Bank Ltd. (The)	41,191	39,722
Karur Vysya Bank Ltd. (The)	36,209	36,164
Kaveri Seed Co. Ltd.	2,043	10,887
KEC International Ltd.	9,194	50,857
KEI Industries Ltd.	1,528	27,141
KNR Constructions Ltd.	3,786	10,676
KPR Mill Ltd.	6,160	40,651
KRBL Ltd.	2,340	10,542
L&T Finance Holdings Ltd.	78,972	72,758

	SHARES	VALUE†
Larsen & Toubro Ltd.	18,683	$423,949
Larsen & Toubro Ltd., GDR	33,502	763,846
LG Balakrishnan & Bros Ltd.	1,438	13,628
LIC Housing Finance Ltd.	24,147	122,811
LT Foods Ltd.	16,533	23,473
Lupin Ltd.	22,898	191,020
Maharashtra Seamless Ltd.	1,558	14,880
Mahindra & Mahindra Financial Services Ltd.	54,856	124,950
Mahindra & Mahindra Ltd.	65,830	1,026,074
Mahindra & Mahindra Ltd., GDR	4,830	75,348
Mahindra CIE Automotive Ltd.	6,907	23,263
Manappuram Finance Ltd.	34,315	41,127
Meghmani Organics Ltd.	7,232	10,659
MOIL Ltd.	5,661	10,334
Motilal Oswal Financial Services Ltd.	1,768	15,691
Mphasis Ltd.	1,211	31,083
MRF Ltd.	175	175,976
Muthoot Finance Ltd.	4,096	52,457
Natco Pharma Ltd.	1,319	9,826
National Aluminium Co. Ltd.	68,435	60,232
Nava Ltd.	6,116	14,010
NCC Ltd.	30,074	26,562
NESCO Ltd.	965	6,732
NIIT Ltd.	2,427	9,383
Nilkamal Ltd.	322	8,153
NMDC Ltd.	47,585	74,608
NOCIL Ltd.	7,374	22,915
Oberoi Realty Ltd.	9,011	101,246
Orient Cement Ltd.	6,133	9,778
PCBL Ltd.	11,386	18,013
Persistent Systems Ltd.	755	30,125
Petronet LNG Ltd.	67,706	166,453
Phoenix Mills Ltd. (The)	4,600	79,163
Piramal Enterprises Ltd.	6,545	69,649
Piramal Pharma Ltd. *<>	26,180	70,111
PNB Housing Finance Ltd. *±	4,224	20,356
PNC Infratech Ltd.	4,201	13,731
Polyplex Corp. Ltd.	1,545	37,678
Power Finance Corp. Ltd.	97,509	125,435
Prestige Estates Projects Ltd.	14,610	80,735
PTC India Ltd.	17,788	16,793
Punjab National Bank	115,447	51,940
Quess Corp. Ltd. ±	2,433	19,171
Rain Industries Ltd.	17,328	35,039
Rajesh Exports Ltd.	7,411	52,746
Rallis India Ltd.	3,389	8,765
Ramco Cements Ltd. (The)	8,242	76,340
Rashtriya Chemicals & Fertilizers Ltd.	16,695	19,260
Raymond Ltd.	3,276	41,236
RBL Bank Ltd. *±	6,669	9,341
REC Ltd.	124,810	144,216
Redington Ltd.	57,900	99,428
Reliance Industries Ltd.	206,554	6,033,138
Reliance Power Ltd. *	223,846	45,126
RITES Ltd.	2,755	11,020
Shilpa Medicare Ltd.	2,237	10,528
Shipping Corp. of India Ltd.	14,166	19,921
Shriram City Union Finance Ltd.	2,635	56,521
Shriram Transport Finance Co. Ltd.	16,232	237,839
Sobha Ltd.	6,105	48,479

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
Star Cement Ltd. *	7,280	$9,410
State Bank of India	69,305	452,840
State Bank of India, GDR	7,560	492,156
Steel Authority of India Ltd.	89,762	84,906
Strides Pharma Science Ltd.	5,470	22,189
Sun Pharmaceutical Industries Ltd.	38,050	443,824
Sun TV Network Ltd.	5,489	34,445
Sundaram Finance Ltd.	1,330	36,996
Sundaram-Clayton Ltd.	221	12,496
Sunteck Realty Ltd.	5,951	30,607
Surya Roshni Ltd.	773	4,360
Tata Chemicals Ltd.	13,719	185,697
Tata Coffee Ltd.	1,997	5,521
Tata Consumer Products Ltd.	32,805	324,174
Tata Motors Ltd. *	156,759	780,989
Tata Motors Ltd., ADR *@	2,406	58,370
Tata Steel Ltd.	430,140	526,629
Tata Steel Ltd., GDR	6,923	85,845
Techno Electric & Engineering Co. Ltd.	2,836	9,271
Thirumalai Chemicals Ltd.	4,154	10,953
Tube Investments of India Ltd.	2,032	67,716
TV18 Broadcast Ltd. *	55,772	25,915
Uflex Ltd.	3,166	28,369
Union Bank of India Ltd.	36,541	20,101
UPL Ltd.	40,601	335,982
Usha Martin Ltd.	14,837	22,214
VA Tech Wabag Ltd. *	2,558	8,031
Vardhman Textiles Ltd.	8,165	33,799
Varroc Engineering Ltd. *±	3,632	14,733
Vedanta Ltd.	58,464	194,470
Venky’s India Ltd.	673	16,289
Voltamp Transformers Ltd.	408	13,117
Welspun Corp. Ltd.	11,246	36,634
Welspun India Ltd.	31,063	28,160
West Coast Paper Mills Ltd.	3,247	19,877
Wipro Ltd.	42,908	208,181
Wockhardt Ltd. *	5,344	15,963
Yes Bank Ltd. *	193,770	37,396
Zee Entertainment Enterprises Ltd.	70,032	223,049
Zensar Technologies Ltd.	5,610	14,654
Zydus Lifesciences Ltd.	13,699	65,193
Zydus Wellness Ltd.	1,266	25,259

		31,370,983

Indonesia — 2.5%
Adaro Energy Indonesia Tbk PT	1,844,400	479,647
Aneka Tambang Tbk	600,600	76,517
Astra Agro Lestari Tbk PT	61,744	33,452
Astra International Tbk PT	1,370,000	596,043
Astra Otoparts Tbk PT	19,600	1,603
Bank Mandiri Persero Tbk PT	710,600	439,823
Bank Maybank Indonesia Tbk PT	568,800	9,562
Bank Negara Indonesia Persero Tbk PT	499,366	294,323
Bank Pan Indonesia Tbk PT	626,700	87,662
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	173,300	15,421
Bank Pembangunan Daerah Jawa Timur Tbk PT	403,000	18,790
Bank Tabungan Negara Persero Tbk PT	405,590	39,554
BISI International Tbk PT	94,000	7,655
Buana Lintas Lautan Tbk PT *	1,041,300	10,736
Bukit Asam Tbk PT	339,600	92,998
Bumi Serpong Damai Tbk PT *	435,700	25,895

	SHARES	VALUE†
Ciputra Development Tbk PT	924,577	$57,682
Delta Dunia Makmur Tbk PT *	589,400	14,554
Erajaya Swasembada Tbk PT	1,042,500	28,343
Gudang Garam Tbk PT	38,200	57,510
Hanson International Tbk PT *§	5,335,700	—
Indah Kiat Pulp & Paper Tbk PT	294,700	175,146
Indika Energy Tbk PT	180,500	35,561
Indo Tambangraya Megah Tbk PT	52,800	143,638
Indocement Tunggal Prakarsa Tbk PT	78,800	49,161
Indofood Sukses Makmur Tbk PT	407,500	161,234
Japfa Comfeed Indonesia Tbk PT	567,600	56,471
Lippo Karawaci Tbk PT *	72	—
Medco Energi Internasional Tbk PT	1,248,052	74,994
Media Nusantara Citra Tbk PT	629,000	34,285
MNC Vision Networks Tbk PT *	1,301,600	7,266
Pabrik Kertas Tjiwi Kimia Tbk PT	133,200	64,512
Panin Financial Tbk PT	1,598,900	51,450
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	296,500	21,029
PP Persero Tbk PT *	442,900	25,741
Ramayana Lestari Sentosa Tbk PT	70,400	2,566
Samudera Indonesia Tbk PT	134,100	19,726
Sawit Sumbermas Sarana Tbk PT	240,200	20,427
Semen Indonesia Persero Tbk PT	243,400	119,482
Sri Rejeki Isman Tbk PT *§	996,900	—
Summarecon Agung Tbk PT	932,100	36,421
Surya Semesta Internusa Tbk PT *	393,100	9,190
Timah Tbk PT	281,100	24,644
Tunas Baru Lampung Tbk PT	317,700	15,439
United Tractors Tbk PT	182,800	394,051
Vale Indonesia Tbk PT *	184,400	77,502
Waskita Karya Persero Tbk PT *	861,673	28,576
Wijaya Karya Persero Tbk PT *	459,200	27,894
XL Axiata Tbk PT	426,800	68,949

		4,133,125

Korea — 11.3%
AMOREPACIFIC Group	612	11,485
Asia Paper Manufacturing Co. Ltd.	567	12,959
Binggrae Co. Ltd.	417	11,498
BNK Financial Group, Inc.	20,319	85,497
Chongkundang Holdings Corp.	196	6,905
CJ CheilJedang Corp.	860	247,054
CJ Corp.	1,381	67,086
CJ ENM Co. Ltd.	531	28,244
CJ Logistics Corp. *	649	41,008
Com2uSCorp	128	6,916
Cuckoo Homesys Co. Ltd.	408	8,013
Dae Han Flour Mills Co. Ltd.	157	13,991
Daesang Corp.	2,426	36,542
Daewoo Engineering & Construction Co. Ltd. *	18,960	54,599
Daihan Pharmaceutical Co. Ltd.	296	5,338
Daishin Securities Co. Ltd.	3,671	35,281
Daou Technology, Inc.	2,149	25,535
DB Insurance Co. Ltd.	5,076	195,845
DGB Financial Group, Inc.	20,001	97,440
DI Dong Il Corp.	1,469	14,169
DL E&C Co. Ltd.	3,846	92,205
DL Holdings Co. Ltd.	1,534	61,437
DN Automotive Corp.	17	732
Dong-A ST Co. Ltd.	233	8,110
Dongkuk Steel Mill Co. Ltd.	6,894	52,041
Dongwha Pharm Co. Ltd.	736	4,249
Dongwon F&B Co. Ltd.	128	12,883

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
Dongwon Industries Co. Ltd.	143	$23,239
Doosan Bobcat, Inc.	4,635	92,331
Doosan Co. Ltd.	633	35,882
DoubleUGames Co. Ltd.	504	15,465
E-MART, Inc.	1,350	79,168
Easy Holdings Co. Ltd.	5,023	10,146
Eugene Corp.	5,295	12,176
Eugene Investment & Securities Co. Ltd.	8,694	13,612
Fila Holdings Corp.	2,627	57,472
Green Cross Holdings Corp.	1,234	14,059
GS Engineering & Construction Corp.	5,639	88,879
GS Holdings Corp.	4,562	132,967
GS Retail Co. Ltd.	2,919	52,231
Hana Financial Group, Inc.	22,264	551,659
Handok, Inc.	492	5,090
Handsome Co. Ltd.	1,312	23,568
Hanil Holdings Co. Ltd.	1,021	7,921
Hanjin Transportation Co. Ltd.	1,142	16,283
Hankook Tire & Technology Co. Ltd.	6,064	149,407
Hansol Paper Co. Ltd.	2,232	23,401
Hansol Technics Co. Ltd. *	1,664	5,269
Hanwha Corp.	3,953	67,555
Hanwha General Insurance Co. Ltd. *	3,245	8,936
Hanwha Investment & Securities Co. Ltd.	13,449	22,749
Hanwha Life Insurance Co. Ltd. *	20,246	29,576
Hanwha Solutions Corp. *	4,541	149,811
HD Hyundai Co. Ltd.	3,175	120,058
HDC Holdings Co. Ltd.	2,781	11,507
HDC Hyundai Development Co.-Engineering & Construction	2,554	18,476
HL Holdings Corp.	1,090	24,151
HMM Co. Ltd.	16,527	213,706
HS Industries Co. Ltd.	3,615	10,511
Hy-Lok Corp.	918	13,475
Hyosung Corp.	657	32,145
Hyosung Heavy Industries Corp. *	306	12,726
Hyosung TNC Corp.	190	34,396
Hyundai Construction Equipment Co. Ltd.	1,558	34,847
Hyundai Department Store Co. Ltd.	1,286	48,898
Hyundai Doosan Infracore Co. Ltd. *	10,482	32,603
Hyundai Engineering & Construction Co. Ltd.	4,831	126,625
Hyundai Futurenet Co. Ltd.	3,997	6,803
Hyundai Glovis Co. Ltd.	587	66,672
Hyundai Greenfood Co. Ltd.	5,396	24,176
Hyundai Home Shopping Network Corp.	716	23,847
Hyundai Livart Furniture Co. Ltd.	1,625	10,461
Hyundai Marine & Fire Insurance Co. Ltd.	5,895	120,727
Hyundai Mobis Co. Ltd.	3,743	499,695
Hyundai Motor Co.	7,019	865,907
Hyundai Motor Securities Co. Ltd.	1,658	11,264
Hyundai Steel Co.	5,647	110,911
Hyundai Wia Corp.	941	39,529
Industrial Bank of Korea	21,945	146,024
Innocean Worldwide, Inc.	407	11,806
INTOPS Co. Ltd.	1,491	31,733
IS Dongseo Co. Ltd.	1,027	21,966
JB Financial Group Co. Ltd.	11,834	57,569
KB Financial Group, Inc., ADR @	28,731	865,952

	SHARES	VALUE†
KC Co. Ltd.	887	$8,773
KC Tech Co. Ltd.	463	4,417
KCC Corp.	293	47,410
KCC Glass Corp.	444	12,398
Kia Corp.	19,207	965,250
KISWIRE Ltd.	1,072	12,775
KIWOOM Securities Co. Ltd.	1,398	73,970
Kolmar Korea Holdings Co. Ltd.	830	8,644
Kolon Industries, Inc.	1,930	57,062
Korea Asset In Trust Co. Ltd.	5,452	11,756
Korea Electric Terminal Co. Ltd.	682	29,698
Korea Investment Holdings Co. Ltd.	3,650	121,182
Korea Line Corp. *	16,631	22,609
Korea Petrochemical Ind Co. Ltd.	384	27,779
Korea Real Estate Investment & Trust Co. Ltd.	13,613	13,035
Korea Shipbuilding & Offshore Engineering Co. Ltd. *	2,470	125,857
Korean Reinsurance Co.	8,995	49,354
KT Skylife Co. Ltd.	3,507	19,708
KT&G Corp.	3,159	191,214
Kumho Petrochemical Co. Ltd.	1,118	90,256
Kumho Tire Co., Inc. *	7,034	16,396
Kwang Dong Pharmaceutical Co. Ltd.	5,019	20,768
Kyobo Securities Co. Ltd.	2,156	8,544
LF Corp.	1,623	16,562
LG Corp.	5,347	276,563
LG Display Co. Ltd.	12,166	102,042
LG Display Co. Ltd., ADR @	28,889	117,867
LG Electronics, Inc.	10,656	585,421
LG HelloVision Co. Ltd.	4,225	12,373
LG Uplus Corp.	15,900	119,469
Lotte Chemical Corp.	1,056	106,286
Lotte Confectionery Co. Ltd.	167	16,167
Lotte Corp.	1,582	42,350
LOTTE Fine Chemical Co. Ltd.	1,517	59,696
LOTTE Himart Co. Ltd.	1,461	13,224
Lotte Shopping Co. Ltd.	641	38,755
LS Corp.	1,543	61,151
LS Electric Co. Ltd.	596	19,454
LX Hausys Ltd.	666	15,176
LX Holdings Corp. *	2,593	14,952
LX International Corp.	3,459	94,048
Maeil Dairies Co. Ltd.	341	12,275
Meritz Financial Group, Inc.	748	10,901
Meritz Securities Co. Ltd.	31,284	80,358
Mirae Asset Securities Co. Ltd.	28,671	119,838
MK Electron Co. Ltd.	1,843	12,044
Namyang Dairy Products Co. Ltd.	41	10,961
Netmarble Corp. ±	1,028	36,861
Nexen Corp.	1,612	4,462
Nexen Tire Corp.	5,151	25,886
NH Investment & Securities Co. Ltd.	10,116	63,565
NHN Corp. *	2,376	35,706
NICE Holdings Co. Ltd.	708	6,112
Nong Shim Holdings Co. Ltd.	185	8,095
NongShim Co. Ltd.	255	53,114
OCI Co. Ltd.	1,446	91,973
Orion Holdings Corp.	2,572	26,606
Ottogi Corp.	38	12,244
Pan Ocean Co. Ltd.	22,750	71,556

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
Poongsan Corp.	1,950	$33,120
POSCO Holdings, Inc.	984	145,121
POSCO Holdings, Inc., ADR	17,853	653,598
Posco International Corp.	4,654	67,987
S-MAC Co. Ltd. *	1,981	3,157
Sajo Industries Co. Ltd.	327	9,257
Samsung C&T Corp.	4,716	341,166
Samsung Card Co. Ltd.	2,083	43,969
Samsung Electronics Co. Ltd.	11,336	420,732
Samsung Electronics Co. Ltd., GDR	1,132	1,043,704
Samsung Fire & Marine Insurance Co. Ltd.	3,009	386,983
Samsung Life Insurance Co. Ltd.	4,444	193,825
Samsung Securities Co. Ltd.	4,339	93,258
Samyang Corp.	427	10,953
Samyang Holdings Corp.	409	17,839
Sangsangin Co. Ltd.	4,957	25,535
SeAH Steel Holdings Corp.	235	24,720
Sebang Co. Ltd.	1,306	13,693
Sebang Global Battery Co. Ltd.	697	19,438
Seohan Co. Ltd.	5,607	4,056
Seoul Semiconductor Co. Ltd.	1,842	13,068
SGC Energy Co. Ltd.	395	8,490
Shinhan Financial Group Co. Ltd.	23,813	557,584
Shinhan Financial Group Co. Ltd., ADR	5,343	122,889
Shinsegae, Inc.	629	101,558
Shinyoung Securities Co. Ltd.	511	19,466
SK Chemicals Co. Ltd.	256	16,283
SK Discovery Co. Ltd.	1,247	25,974
SK Gas Ltd.	364	25,569
SK Hynix, Inc.	37,160	2,158,381
SK Innovation Co. Ltd. *	3,759	377,030
SK Networks Co. Ltd.	12,838	35,534
SK Securities Co. Ltd.	36,346	16,183
SK, Inc.	2,543	341,271
SL Corp.	1,820	41,089
SNT Motiv Co. Ltd.	1,086	31,881
Songwon Industrial Co. Ltd.	1,925	21,461
Soulbrain Holdings Co. Ltd.	523	7,933
Spigen Korea Co. Ltd.	361	8,327
Suheung Co. Ltd.	475	10,608
Sungwoo Hitech Co. Ltd.	3,959	11,733
Sunjin Co. Ltd.	941	5,420
Taekwang Industrial Co. Ltd.	36	17,689
Taeyoung Engineering & Construction Co. Ltd.	2,546	8,373
Theragen Etex Co. Ltd. *	2,386	6,587
Toptec Co. Ltd. *	1,934	8,138
TY Holdings Co. Ltd. *	2,455	20,677
Unid Co. Ltd.	672	39,220
WiSoL Co. Ltd.	914	4,344
Wonik Holdings Co. Ltd. *	5,077	10,752
Woori Financial Group, Inc.	38,312	286,530
Young Poong Corp.	46	20,513
Youngone Corp.	2,083	64,935
Youngone Holdings Co. Ltd.	787	28,109
Yuanta Securities Korea Co. Ltd.	11,552	19,823

		18,953,581

Malaysia — 1.9%
Aeon Co. M Bhd	64,400	19,027
Alliance Bank Malaysia Bhd	118,600	90,286
AMMB Holdings Bhd	177,687	149,446
Bank Islam Malaysia Bhd	31,600	17,514

	SHARES	VALUE†
Batu Kawan Bhd	16,500	$71,167
Boustead Plantations Bhd	55,720	7,270
Bumi Armada Bhd *	264,700	21,977
Cahya Mata Sarawak Bhd	68,100	12,043
CIMB Group Holdings Bhd	518,078	573,159
DRB-Hicom Bhd	119,100	33,647
Gamuda Bhd	151,397	128,314
Genting Bhd	144,900	139,994
Genting Malaysia Bhd	182,600	109,867
Genting Plantations Bhd	6,500	8,046
HAP Seng Consolidated Bhd	12,400	16,366
Hengyuan Refining Co. Bhd *	9,900	8,775
Hibiscus Petroleum Bhd	140,200	25,397
Hong Leong Financial Group Bhd	27,121	107,969
IJM Corp. Bhd	250,560	90,238
IOI Properties Group Bhd	50,050	10,092
Lotte Chemical Titan Holding Bhd ±	36,723	10,612
Magnum Bhd	86,961	26,630
Mah Sing Group Bhd	205,885	21,756
Malayan Banking Bhd	281,591	521,038
Malaysia Airports Holdings Bhd *	31,300	37,800
Malaysia Building Society Bhd	205,001	25,421
Malaysian Resources Corp. Bhd	136,329	8,820
Matrix Concepts Holdings Bhd	64,200	19,937
Mega First Corp. Bhd	12,800	9,109
MISC Bhd	94,320	137,503
MKH Bhd	36,950	9,164
Oriental Holdings Bhd	25,760	36,054
OSK Holdings Bhd	74,455	13,889
PPB Group Bhd	37,500	130,203
RHB Bank Bhd	187,931	225,339
Sarawak Oil Palms Bhd	30,750	14,523
Sime Darby Bhd	293,600	135,498
Sime Darby Property Bhd	308,000	29,890
SP Setia Bhd Group	143,480	17,792
Sunway Bhd	96,197	32,570
Ta Ann Holdings Bhd	12,260	8,540
United Malacca Bhd	14,600	16,845
UOA Development Bhd	14,900	5,238
WCT Holdings Bhd	115,937	10,251
Yinson Holdings Bhd	96,880	44,920
YTL Corp. Bhd	464,943	58,156

		3,248,092

Mexico — 2.4%
ALEATICA SAB de CV *	17,691	14,933
Alfa SAB de CV, Class A	260,453	165,535
Alpek SAB de CV	27,384	35,652
Arca Continental SAB de CV	21,120	152,070
Banco del Bajio SA ±	52,670	133,352
Cemex SAB de CV *	605,139	209,130
Coca-Cola Femsa SAB de CV	24,353	141,914
Consorcio ARA SAB de CV	72,788	11,529
Corp. Actinver SAB de CV	15,700	9,612
El Puerto de Liverpool SAB de CV, Series C1	8,547	37,359
Fomento Economico Mexicano SAB de CV	49,844	312,634
GCC SAB de CV	9,847	58,365
Genomma Lab Internacional SAB de CV, Series B	44,530	30,734
Gentera SAB de CV	67,054	57,667
Grupo Carso SAB de CV, Series A1	24,499	90,225
Grupo Comercial Chedraui SA de CV	28,843	85,443
Grupo Elektra SAB de CV	182	9,254

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Mexico (Continued)
Grupo Financiero Banorte SAB de CV, Class O	107,375	$687,825
Grupo Financiero Inbursa SAB de CV, Class O *	113,739	180,553
Grupo Hotelero Santa Fe SAB de CV *	22,600	4,354
Grupo Mexico SAB de CV, Series B	158,955	536,861
Grupo Sanborns SAB de CV *	34,641	40,765
Grupo Televisa SAB	189,926	204,925
Industrias Bachoco SAB de CV, ADR	639	29,416
Industrias Bachoco SAB de CV, Series B	5,634	21,988
Industrias CH SAB de CV, Series B *	23,916	279,007
Industrias Penoles SAB de CV	8,090	78,183
La Comer SAB de CV	31,211	55,310
Megacable Holdings SAB de CV	33,791	68,070
Minera Frisco SAB de CV, Class A1 *	52,254	6,175
Nemak SAB de CV *±	122,975	26,867
Orbia Advance Corp. SAB de CV	64,269	108,181
Organizacion Soriana SAB de CV, Class B	57,868	75,282
Promotora y Operadora de Infraestructura SAB de CV	13,054	88,807
Promotora y Operadora de Infraestructura SAB de CV, Class L	1,600	6,912
Unifin Financiera SAB de CV *	10,214	969

		4,055,858

Philippines — 0.7%
ACEN Corp.	37,650	3,596
Alliance Global Group, Inc.	253,300	35,646
Ayala Corp.	12,550	131,869
Ayala Land, Inc.	38,300	14,928
Bank of the Philippine Islands	26,779	40,882
BDO Unibank, Inc.	94,817	180,334
Belle Corp. *	176,000	3,362
CEMEX Holdings Philippines, Inc. *±	324,537	3,654
China Banking Corp.	74,676	32,291
Cosco Capital, Inc.	257,000	17,228
DMCI Holdings, Inc.	385,900	65,101
Filinvest Land, Inc.	1,435,000	18,603
First Philippine Holdings Corp.	26,510	27,810
GT Capital Holdings, Inc.	3,472	24,614
JG Summit Holdings, Inc.	152,183	109,156
LT Group, Inc.	132,300	18,641
Megaworld Corp.	1,004,700	34,961
Metropolitan Bank & Trust Co.	133,237	110,226
Puregold Price Club, Inc.	55,500	26,744
Rizal Commercial Banking Corp.	47,790	17,404
Robinsons Land Corp.	247,455	69,562
Robinsons Retail Holdings, Inc.	43,490	40,578
San Miguel Corp.	41,650	69,588
Security Bank Corp.	37,690	52,075
Top Frontier Investment Holdings, Inc. *	4,630	7,669
Union Bank of the Philippines	42,739	59,780
Vista Land & Lifescapes, Inc.	491,200	13,406

		1,229,708

Poland — 0.6%
AB SA	845	6,478
Alior Bank SA *	8,160	38,060
Amica SA	306	4,019
Asseco Poland SA	999	13,936

	SHARES	VALUE†
Bank Polska Kasa Opieki SA	2,385	$29,206
Ciech SA *	1,973	12,649
Cyfrowy Polsat SA	10,765	34,856
Develia SA	16,364	6,385
Echo Investment SA	1,732	1,066
Enea SA *	23,584	29,379
Grupa Azoty SA *	5,354	36,335
Jastrzebska Spolka Weglowa SA *	4,372	29,406
KGHM Polska Miedz SA	9,027	159,637
Lubelski Wegiel Bogdanka SA	1,684	11,000
mBank SA *	1,049	42,410
PGE Polska Grupa Energetyczna SA *	69,342	87,795
Polski Koncern Naftowy Orlen SA	37,588	405,992
Tauron Polska Energia SA *	66,763	27,301

		975,910

Russia — 0.0%
Gazprom PJSC, ADR *§	162,760	—
Lukoil PJSC, ADR §	15,271	—
RusHydro PJSC, ADR *§	61,905	—
VTB Bank PJSC, GDR *§	92,145	—

		—

Singapore — 0.0%
China XLX Fertiliser Ltd.	44,000	22,085

South Africa — 3.4%
Absa Group Ltd. @	57,554	561,644
Adcock Ingram Holdings Ltd.	3,460	8,707
Aeci Ltd.	11,902	56,735
African Rainbow Minerals Ltd. @	9,314	125,827
AngloGold Ashanti Ltd., ADR	19,645	271,494
Aspen Pharmacare Holdings Ltd.	21,622	160,409
Astral Foods Ltd.	5,245	55,980
Barloworld Ltd.	20,449	104,245
DataTec Ltd.	21,933	53,354
Exxaro Resources Ltd. @	14,928	166,954
Gold Fields Ltd., ADR	38,116	308,358
Grindrod Ltd.	33,342	16,708
Grindrod Shipping Holdings Ltd.	905	20,850
Harmony Gold Mining Co. Ltd.	4,418	10,427
Harmony Gold Mining Co. Ltd., ADR	25,436	61,809
Impala Platinum Holdings Ltd.	54,620	512,010
Investec Ltd.	21,334	84,440
KAP Industrial Holdings Ltd.	156,089	33,632
Lewis Group Ltd.	3,337	8,481
Life Healthcare Group Holdings Ltd.	100,675	95,947
Metair Investments Ltd.	23,331	34,803
Momentum Metropolitan Holdings	100,980	93,672
Motus Holdings Ltd.	14,664	92,983
Mpact Ltd.	15,365	22,920
MTN Group Ltd.	27,438	181,728
Murray & Roberts Holdings Ltd. *	24,454	8,322
Nedbank Group Ltd.	26,249	289,667
Netcare Ltd.	23,365	17,711
Oceana Group Ltd.	7,336	21,586
Old Mutual Ltd.	313,640	169,470
Omnia Holdings Ltd.	16,030	59,869
Pepkor Holdings Ltd. ±	100,821	115,694
Raubex Group Ltd.	16,897	32,935
Reunert Ltd.	14,953	35,772
RFG Holdings Ltd.	12,062	7,337
Royal Bafokeng Platinum Ltd.	7,872	62,428

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
South Africa (Continued)
Sappi Ltd. *@	46,866	$113,980
Sasol Ltd. *	28,871	455,779
Sasol Ltd., ADR *	3,934	61,961
Sibanye Stillwater Ltd. @	189,525	439,887
Sibanye Stillwater Ltd., ADR @	668	6,226
Standard Bank Group Ltd. @	66,138	526,181
Super Group Ltd.	41,508	58,042
Telkom SA SOC Ltd. *	28,405	72,817
Wilson Bayly Holmes-Ovcon Ltd.	5,488	26,033

		5,725,814

Taiwan — 16.9%
AcBel Polytech, Inc.	11,000	9,753
Acer, Inc.	187,884	129,600
Acter Group Corp. Ltd.	4,000	12,586
Advanced International Multitech Co. Ltd.	8,000	23,131
Altek Corp.	13,000	13,471
Ambassador Hotel (The) *	20,000	19,591
AmTRAN Technology Co. Ltd.	74,301	22,630
Apex International Co. Ltd.	15,000	23,528
Arcadyan Technology Corp.	7,000	21,012
Ardentec Corp.	39,092	51,468
ASE Technology Holding Co. Ltd.	225,000	567,656
Asia Cement Corp.	203,269	252,254
Asia Optical Co., Inc.	5,000	9,071
Asia Pacific Telecom Co. Ltd. *	125,842	25,764
Asia Polymer Corp.	31,602	28,219
Asia Vital Components Co. Ltd.	27,000	94,822
Asustek Computer, Inc.	56,000	412,737
AUO Corp. <>	628,000	290,768
Bank of Kaohsiung Co. Ltd.	46,350	18,541
Basso Industry Corp.	9,000	11,523
Bioteque Corp.	3,000	11,055
Brighton-Best International Taiwan, Inc.	17,000	17,643
Capital Securities Corp.	184,437	61,287
Career Technology MFG. Co. Ltd. *	20,400	18,152
Catcher Technology Co. Ltd. *	49,000	266,229
Cathay Financial Holding Co. Ltd.	546,166	687,245
Cathay Real Estate Development Co. Ltd.	70,000	35,387
Chang Hwa Commercial Bank Ltd.	299,460	161,761
Channel Well Technology Co. Ltd.	16,000	13,985
Cheng Loong Corp.	82,000	68,701
Cheng Shin Rubber Industry Co. Ltd.	121,000	136,058
Cheng Uei Precision Industry Co. Ltd.	44,543	47,561
Chia Hsin Cement Corp.	22,000	11,711
Chin-Poon Industrial Co. Ltd.	36,000	31,976
China Airlines Ltd.	278,111	172,128
China Bills Finance Corp.	89,000	41,348
China Chemical & Pharmaceutical Co. Ltd.	19,000	12,807
China Development Financial Holding Corp.	896,559	338,868
China General Plastics Corp.	28,665	18,509
China Man-Made Fiber Corp.	115,018	29,453
China Metal Products	31,000	28,755
China Motor Corp.	22,478	28,780
China Petrochemical Development Corp.	389,871	116,781
China Steel Corp.	887,800	746,614
Chipbond Technology Corp.	42,000	66,805
ChipMOS Technologies, Inc.	28,897	27,305
Chun Yuan Steel Industry Co. Ltd.	30,000	13,890
Chung Hung Steel Corp.	60,000	39,970
Chung-Hsin Electric & Machinery Manufacturing Corp.	28,000	50,181

	SHARES	VALUE†
Chunghwa Precision Test Tech Co. Ltd.	2,000	$24,284
Clevo Co.	43,000	42,527
CMC Magnetics Corp.	93,595	21,255
Compal Electronics, Inc.	402,000	274,761
Compeq Manufacturing Co. Ltd.	109,000	155,180
Concord Securities Co. Ltd.	37,000	11,246
Continental Holdings Corp.	42,000	39,885
Coretronic Corp.	40,800	71,193
CTBC Financial Holding Co. Ltd.	1,475,280	922,369
D-Link Corp. *	50,640	23,447
DA CIN Construction Co. Ltd.	9,000	8,873
Da-Li Development Co. Ltd.	12,000	9,978
Darfon Electronics Corp.	17,000	21,097
Darwin Precisions Corp. *	55,000	15,245
Depo Auto Parts Ind Co. Ltd.	12,000	26,760
Dyaco International, Inc.	7,000	8,720
Dynapack International Technology Corp.	7,000	15,566
Eastern Media International Corp. *	24,300	15,193
Edom Technology Co. Ltd.	10,000	8,583
Elite Advanced Laser Corp.	8,000	10,230
Elitegroup Computer Systems Co. Ltd. *	35,877	29,380
Ennoconn Corp.	3,116	18,697
ENNOSTAR, Inc.	36,414	47,540
Entie Commercial Bank Co. Ltd.	68,000	30,199
Eternal Materials Co., Ltd. <>	34,000	32,448
Eva Airways Corp.	265,478	235,802
Everest Textile Co. Ltd. *	56,568	14,022
Evergreen International Storage & Transport Corp.	54,000	53,661
Evergreen Marine Corp. Taiwan Ltd.	34,583	159,032
Everlight Chemical Industrial Corp.	56,000	31,925
Everlight Electronics Co. Ltd.	40,000	43,907
Excelsior Medical Co. Ltd.	11,550	23,283
Far Eastern Department Stores Ltd.	108,220	66,468
Far Eastern International Bank	283,152	98,995
Far Eastern New Century Corp.	266,338	271,380
Farglory Land Development Co. Ltd.	26,721	48,394
Feng Hsin Steel Co. Ltd.	14,000	26,281
First Financial Holding Co. Ltd.	591,369	484,286
First Steamship Co. Ltd. *	103,240	26,794
FLEXium Interconnect, Inc. *	24,000	65,690
Formosa Advanced Technologies Co. Ltd.	20,000	23,308
Formosa Chemicals & Fibre Corp.	176,000	383,055
Formosa Petrochemical Corp.	41,000	107,055
Formosa Plastics Corp.	198,000	540,074
Formosa Taffeta Co. Ltd.	28,000	23,856
Formosan Rubber Group, Inc.	20,080	12,744
Formosan Union Chemical	48,179	34,144
Foxconn Technology Co. Ltd.	58,127	83,943
FSP Technology, Inc.	8,000	9,550
Fubon Financial Holding Co. Ltd.	620,731	975,605
Fulltech Fiber Glass Corp.	32,249	12,494
G Shank Enterprise Co. Ltd.	10,000	14,363
Gamania Digital Entertainment Co. Ltd.	6,000	10,980
Gemtek Technology Corp.	47,000	39,526
General Interface Solution Holding Ltd.	24,000	57,904
Getac Holdings Corp.	21,000	27,946
Giantplus Technology Co. Ltd. *	37,000	12,936
Gigabyte Technology Co., Ltd.	35,000	97,342
Global Brands Manufacture Ltd.	10,000	7,984
Global PMX Co. Ltd.	2,000	10,803
Gloria Material Technology Corp.	50,392	46,902
Gold Circuit Electronics Ltd.	23,500	68,689
Goldsun Building Materials Co. Ltd.	82,973	62,722
Grand Pacific Petrochemical	102,000	56,222

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Great Wall Enterprise Co. Ltd.	31,330	$43,913
Greatek Electronics, Inc.	16,000	24,820
Hannstar Board Corp.	38,929	35,681
HannsTouch Solution, Inc.	32,279	9,801
Hey Song Corp.	18,750	19,577
Highwealth Construction Corp.	52,697	64,732
Hiroca Holdings Ltd.	8,000	13,682
Ho Tung Chemical Corp.	108,688	30,228
Holy Stone Enterprise Co., Ltd.	10,000	27,371
Hon Hai Precision Industry Co. Ltd.	703,068	2,258,746
Hong Pu Real Estate Development Co. Ltd. *	20,000	14,174
Hong TAI Electric Industrial	13,000	6,060
Hsin Kuang Steel Co., Ltd.	7,000	7,496
HTC Corp. *	9,000	15,534
Hu Lane Associate, Inc.	5,000	26,221
HUA ENG Wire & Cable Co. Ltd.	29,000	11,509
Hua Nan Financial Holdings Co. Ltd.	491,337	344,334
Hung Ching Development & Construction Co. Ltd.	20,000	12,819
Hung Sheng Construction Ltd.	50,688	39,354
IBF Financial Holdings Co. Ltd.	289,630	105,365
IEI Integration Corp.	8,000	14,060
Innolux Corp. <>	657,757	216,497
International CSRC Investment Holdings Co.	58,604	35,810
Inventec Corp.	214,282	154,558
ITEQ Corp.	8,000	14,741
Kenda Rubber Industrial Co. Ltd.	22,000	22,139
Kindom Development Co. Ltd.	46,200	36,816
King Slide Works Co. Ltd.	2,000	29,796
King Yuan Electronics Co. Ltd.	127,100	123,301
King’s Town Bank Co. Ltd.	90,000	95,531
Kinpo Electronics	138,000	58,027
Kinsus Interconnect Technology Corp.	28,000	82,018
KS Terminals, Inc.	14,000	31,440
Kuo Yang Construction Co. Ltd.	14,000	7,937
L&K Engineering Co. Ltd.	16,000	14,993
Largan Precision Co. Ltd.	7,000	369,303
Lealea Enterprise Co. Ltd.	80,000	27,087
Lelon Electronics Corp.	10,000	15,355
Lien Hwa Industrial Holdings Corp.	46,702	74,578
Lingsen Precision Industries Ltd.	41,000	16,659
Lite-On Technology Corp.	194,874	391,602
Longchen Paper & Packaging Co. Ltd.	89,648	41,366
Lung Yen Life Service Corp.	7,000	8,411
Macronix International Co. Ltd.	119,171	116,923
MediaTek, Inc.	2,000	34,710
Mega Financial Holding Co. Ltd.	513,371	503,685
Mercuries & Associates Holding Ltd.	42,767	19,532
Mercuries Life Insurance Co. Ltd. *	169,799	33,586
Micro-Star International Co., Ltd.	31,000	104,964
Mirle Automation Corp.	6,000	7,106
Mitac Holdings Corp.	27,637	23,503
MOSA Industrial Corp.	8,000	6,388
MPI Corp.	6,000	15,629
Namchow Holdings Co. Ltd.	7,000	9,833
Nan Ya Plastics Corp.	346,000	729,075
Nanya Technology Corp.	117,000	180,388

	SHARES	VALUE†
O-Bank Co. Ltd.	91,943	$23,949
Orient Semiconductor Electronics Ltd.	42,485	21,812
Oriental Union Chemical Corp.	16,000	8,744
Pan Jit International, Inc.	8,600	15,440
Pan-International Industrial Corp.	34,380	35,518
PChome Online, Inc.	4,000	6,104
Pegatron Corp.	187,249	345,021
Phison Electronics Corp.	6,000	50,175
Pixart Imaging, Inc.	8,000	21,544
POU Chen Corp.	169,133	151,825
Powertech Technology, Inc.	49,000	118,993
President Securities Corp.	86,636	40,386
Primax Electronics Ltd.	25,000	50,238
Prince Housing & Development Corp.	77,970	27,382
Prosperity Dielectrics Co. Ltd.	11,000	12,473
Qisda Corp.	158,400	135,205
Quanta Computer, Inc.	139,000	337,113
Quanta Storage, Inc.	13,000	15,478
Radiant Opto-Electronics Corp.	27,000	85,467
Radium Life Tech Co. Ltd.	101,477	30,748
Rechi Precision Co. Ltd.	16,000	8,769
Rexon Industrial Corp. Ltd.	13,000	12,202
Rich Development Co. Ltd.	19,978	5,311
Ritek Corp. *	47,211	11,227
Ruentex Development Co. Ltd.	40,192	65,069
Ruentex Industries Ltd.	37,891	60,985
Sampo Corp.	31,600	26,027
San Fang Chemical Industry Co. Ltd.	13,000	8,640
Sanyang Motor Co. Ltd.	41,573	50,151
Sesoda Corp.	17,193	22,528
Shanghai Commercial & Savings Bank Ltd. (The)	63,000	97,628
ShenMao Technology, Inc.	10,000	12,898
Shih Wei Navigation Co. Ltd.	16,000	12,322
Shihlin Electric & Engineering Corp.	26,000	47,579
Shin Kong Financial Holding Co. Ltd.	715,108	184,920
Shin Zu Shing Co. Ltd.	16,660	47,279
Shinkong Insurance Co. Ltd.	22,000	33,781
Shinkong Synthetic Fibers Corp.	108,151	56,717
Sigurd Microelectronics Corp.	42,694	57,151
Simplo Technology Co. Ltd.	9,000	74,837
Sincere Navigation Corp.	27,810	15,942
Sinon Corp.	56,000	68,260
SinoPac Financial Holdings Co. Ltd.	747,494	407,309
Sirtec International Co. Ltd.	12,000	8,315
Soft-World International Corp.	4,000	8,870
St Shine Optical Co. Ltd.	5,000	35,592
Sunonwealth Electric Machine Industry Co. Ltd.	12,000	13,626
Supreme Electronics Co. Ltd.	43,121	46,246
Syncmold Enterprise Corp.	5,000	9,969
Synnex Technology International Corp.	111,300	185,097
Systex Corp.	5,000	10,945
TA Chen Stainless Pipe Co., Ltd.	87,870	104,617
Ta Ya Electric Wire & Cable	54,401	31,185
TA-I Technology Co. Ltd.	6,000	7,569
TAI-TECH Advanced Electronics Co. Ltd.	3,000	7,380
Taichung Commercial Bank Co. Ltd.	380,165	157,459
TaiDoc Technology Corp. *	7,000	36,159
Taiflex Scientific Co. Ltd.	25,740	32,064
Tainan Spinning Co. Ltd.	115,427	60,169

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Taishin Financial Holding Co. Ltd.	862,708	$372,267
Taiwan Business Bank	369,300	146,561
Taiwan Cement Corp.	380,971	405,582
Taiwan Cooperative Financial Holding Co. Ltd.	528,706	437,133
Taiwan Fertilizer Co. Ltd.	48,000	83,303
Taiwan FU Hsing Industrial Co. Ltd.	21,000	27,417
Taiwan Glass Industry Corp.	109,321	60,085
Taiwan Hon Chuan Enterprise Co. Ltd.	30,925	81,625
Taiwan Navigation Co. Ltd.	18,000	14,004
Taiwan Paiho Ltd.	12,000	22,300
Taiwan PCB Techvest Co. Ltd.	28,000	29,897
Taiwan Sakura Corp.	6,000	11,792
Taiwan Shin Kong Security Co. Ltd.	10,100	12,407
Taiwan Styrene Monomer	23,000	9,526
Taiwan Surface Mounting Technology Corp.	21,518	56,254
Taiwan Union Technology Corp.	19,000	26,810
Tatung Co. Ltd. *	115,000	115,185
TCI Co. Ltd.	5,000	19,607
Teco Electric & Machinery Co. Ltd.	132,000	117,037
Test Research, Inc.	11,000	21,550
Thinking Electronic Industrial Co. Ltd.	4,000	14,678
Thye Ming Industrial Co. Ltd.	8,000	8,693
Ton Yi Industrial Corp.	82,000	46,619
Tong Hsing Electronic Industries Ltd.	8,000	41,828
Tong Yang Industry Co. Ltd.	41,921	63,775
Topco Scientific Co. Ltd.	4,000	19,465
Topkey Corp.	3,000	14,788
TPK Holding Co. Ltd.	34,000	33,787
Transcend Information, Inc.	10,000	20,316
Tripod Technology Corp.	25,000	73,546
TSRC Corp.	26,000	21,292
Tung Ho Steel Enterprise Corp.	58,290	90,788
TXC Corp.	16,000	36,234
TYC Brother Industrial Co. Ltd.	21,000	17,330
U-Ming Marine Transport Corp.	27,000	31,040
Union Bank of Taiwan	201,404	94,520
Unitech Printed Circuit Board Corp. *	71,667	44,130
United Microelectronics Corp. *	614,513	691,954
United Microelectronics Corp., ADR @	38,376	213,754
Universal Cement Corp.	46,836	30,241
Unizyx Holding Corp. <>	35,000	26,678
UPC Technology Corp.	80,916	31,220
USI Corp.	77,130	49,923
Wah Lee Industrial Corp.	21,420	56,335
Walsin Lihwa Corp.	156,211	199,267
Walsin Technology Corp.	28,000	65,703
Walton Advanced Engineering, Inc.	34,000	12,529
Wan Hai Lines Ltd.	19,000	39,976
Wei Chuan Foods Corp.	14,000	8,643
Weikeng Industrial Co. Ltd.	32,945	26,461
Winbond Electronics Corp.	331,893	206,460
Wisdom Marine Lines Co. Ltd.	27,019	43,998
Wistron Corp.	287,431	240,363
WPG Holdings Ltd.	168,400	246,376
WT Microelectronics Co. Ltd.	31,265	57,904
Yageo Corp.	8,879	75,229
Yang Ming Marine Transport Corp.	118,000	228,574
YC INOX Co. Ltd.	27,763	23,873
Yem Chio Co. Ltd.	22,666	9,959
Yeong Guan Energy Technology Group Co. Ltd.	7,000	13,780

	SHARES	VALUE†
YFY, Inc.	114,385	$85,386
Yieh Phui Enterprise Co. Ltd.	55,151	23,364
Youngtek Electronics Corp.	12,000	21,846
Yuanta Financial Holding Co. Ltd.	766,327	471,879
Yuen Foong Yu Consumer Products Co. Ltd.	15,000	16,937
Yulon Motor Co. Ltd.	62,371	80,643
YungShin Global Holding Corp.	7,000	8,753
Zeng Hsing Industrial Co. Ltd.	2,000	7,874
Zenitron Corp.	18,000	14,797
Zhen Ding Technology Holding Ltd.	62,000	206,999
Zig Sheng Industrial Co. Ltd.	28,000	8,255
Zinwell Corp. *	24,000	13,493

		28,351,563

Tanzania, United Republic Of — 0.0%
AngloGold Ashanti Ltd.	4,067	56,100

Thailand — 2.4%
AP Thailand PCL	242,500	61,075
Bangchak Corp. PCL	112,900	88,297
Bangkok Bank PCL	48,500	175,510
Bangkok Bank PCL, NVDR	13,300	48,130
Bangkok Insurance PCL	2,100	15,644
Bangkok Land PCL	1,039,700	27,012
Banpu PCL	429,750	140,136
Berli Jucker PCL	64,800	56,262
Cal-Comp Electronics Thailand PCL	286,596	16,412
Charoen Pokphand Foods PCL	322,300	213,614
GFPT PCL	33,300	12,978
Indorama Ventures PCL	93,600	96,776
IRPC PCL	633,100	52,367
Italian-Thai Development PCL *	563,700	27,647
Kasikornbank PCL, NVDR	58,000	221,421
Khon Kaen Sugar Industry PCL	135,600	14,092
Kiatnakin Phatra Bank PCL	21,900	39,916
Krung Thai Bank PCL	204,575	90,573
Lanna Resources PCL	2,500	1,306
LH Financial Group PCL	302,400	9,380
LPN Development PCL	151,700	17,535
Polyplex Thailand PCL	27,000	17,466
Power Solution Technologies PCL, Class F *	224,400	10,827
Precious Shipping PCL	41,900	15,551
Property Perfect PCL	1,000,115	10,341
Pruksa Holding PCL	88,800	28,250
PTT Exploration & Production PCL	101,100	430,184
PTT Global Chemical PCL	116,228	127,875
PTT PCL	883,900	808,445
Quality Houses PCL	338,800	19,221
Regional Container Lines PCL	17,100	13,147
Sansiri PCL	1,106,700	33,741
SC Asset Corp. PCL	188,600	18,500
SCB X PCL	48,100	132,619
Siam Cement PCL (The)	30,900	267,057
Siam City Cement PCL	4,100	16,630
Sino-Thai Engineering & Construction PCL	28,100	8,493
Somboon Advance Technology PCL	20,300	10,817
SPCG PCL	37,500	14,813
Sri Trang Agro-Industry PCL	46,400	23,987
Supalai PCL	139,400	69,848
Super Energy Corp. PCL	759,200	13,888
Thai Oil PCL	78,877	107,170
Thai Stanley Electric PCL, NVDR	3,100	14,012
Thai Union Group PCL, Class F	164,600	81,602
Thanachart Capital PCL	33,100	34,004

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Thailand (Continued)
Thitikorn PCL	10,500	$2,603
Thoresen Thai Agencies PCL	37,800	7,666
TMBThanachart Bank PCL	1,537,072	49,307
TPI Polene PCL	676,600	30,314
TPI Polene Power PCL	179,000	16,704
True Corp. PCL	993,600	133,024
Unique Engineering & Construction PCL *	54,500	6,502
WHA Corp. PCL	253,200	23,628

		4,024,319

Turkey — 0.7%
Akbank TAS	340,098	207,658
Anadolu Efes Biracilik Ve Malt Sanayii AS	16,612	35,990
Dogan Sirketler Grubu Holding AS	84,330	21,937
Enka Insaat ve Sanayi AS	66,291	60,625
Eregli Demir ve Celik Fabrikalari TAS	61,749	96,779
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	19,514	12,611
KOC Holding AS	57,667	141,591
TAV Havalimanlari Holding AS *	7,294	24,832
Turk Hava Yollari AO *	45,492	173,696
Turkiye Halk Bankasi AS *	35,220	13,295
Turkiye Is Bankasi, Class C	152,616	62,068
Turkiye Sinai Kalkinma Bankasi AS *	172,186	22,815
Turkiye Sise ve Cam Fabrikalari AS	75,893	104,335
Turkiye Vakiflar Bankasi TAO, Class D *	80,351	30,115
Vestel Elektronik Sanayi ve Ticaret AS	6,125	13,250
Yapi ve Kredi Bankasi AS	194,984	74,554

		1,096,151

United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC	181,939	446,786
Agthia Group PJSC	33,252	42,910
Air Arabia PJSC	177,847	101,195
Ajman Bank PJSC *	85,055	16,117
Aldar Properties PJSC	229,175	262,674
Amanat Holdings PJSC	112,633	29,131
Dana Gas PJSC	333,486	85,798
Deyaar Development PJSC *	130,763	16,127
Dubai Investments PJSC	191,176	121,271
Dubai Islamic Bank PJSC	7,056	11,488
Emaar Development PJSC *	84,901	106,094
Emaar Properties PJSC	323,144	509,380
Emirates NBD Bank PJSC	117,080	409,593
Manazel PJSC *	139,614	13,988
RAK Properties PJSC *	114,134	23,460
Ras Al Khaimah Ceramics	60,539	48,456
SHUAA Capital PSC *	182,524	18,386

		2,262,854

TOTAL COMMON STOCKS (Identified Cost $186,446,624)		164,816,284

PREFERRED STOCKS — 1.5%
Brazil — 1.5%
Banco ABC Brasil SA, 5.498%	11,102	43,014
Banco Bradesco SA, 3.168%	45,504	167,360
Banco do Estado do Rio Grande do Sul SA, Class B, 8.750%	14,808	32,255
Marcopolo SA, 1.280%	42,283	22,653
Petroleo Brasileiro SA, 38.600%	385,839	2,131,490

	SHARES	VALUE†
Randon SA Implementos e Participacoes, 7.629%	9,200	$16,202
Usinas Siderurgicas de Minas Gerais SA, Class A, 10.932%	29,592	41,253

		2,454,227

Colombia — 0.0%
Grupo Argos SA, 8.333%	12,517	16,291
Grupo de Inversiones Suramericana SA, 5.772%	8,046	22,340

		38,631

Philippines — 0.0%
Cebu Air, Inc., 6.000%	12,909	8,213

Taiwan — 0.0%
China Development Financial Holding Corp., 0.024%	42,970	11,098

TOTAL PREFERRED STOCKS (Identified Cost $2,121,907)
		2,512,169

RIGHTS AND WARRANTS — 0.0%
Malaysia — 0.0%
Yinson Holdings Bhd *	11,862	1,266

TOTAL RIGHTS AND WARRANTS (Identified Cost $0)		1,266

SHORT-TERM INVESTMENTS — 1.6%
Investment Company — 0.2%
State Street Institutional U.S. Government Money Market Fund 2.690%	322,407	322,407

Collateral For Securities On Loan — 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.030%	2,299,218	2,299,218

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,621,625)		2,621,625

Total Investments — 101.3% (Identified Cost $191,190,156)		169,951,344
Liabilities, Less Cash and Other Assets — (1.3%)		(2,105,185)

Net Assets — 100.0%		$167,846,159

†	See Note 1
*	Non-income producing security
±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at September 30, 2022 amounted to $3,762,267 or 2.24% of the net assets of the Fund.

@	A portion or all of the security was held on loan. As of September 30, 2022, the fair value of the securities on loan was $3,594,723.
<>	Fair valued security. Security is valued using significant observable inputs other than quoted prices as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:

ADR — American Depository Receipt

GDR — Global Depository Receipt

NVDR — Non-Voting Depository Receipt

The accompanying notes are an integral part of these portfolio of investments.

Ten largest industry holdings as of September 30, 2022

(As a percentage of net assets) (Unaudited)

Industry	Percentage
Commercial Banks	20.9%
Oil, Gas & Consumable Fuels	11.1%
Metals & Mining	7.1%
Real Estate Management & Development	4.6%
Insurance	4.5%
Electronic Equipment, Instruments & Components	4.3%
Chemicals	4.1%
Automobiles	3.5%
Semiconductors & Semiconductor Equipment	3.5%
Computers & Peripherals	3.3%

Country weightings as of September 30, 2022

(As a percentage of long-term investments) (Unaudited)

Country	Percentage
China	30.0%
India	18.7%
Taiwan	17.0%
Korea	11.3%
Brazil	5.5%
South Africa	3.4%
Indonesia	2.5%
Mexico	2.4%
Thailand	2.4%
Other	6.8%

100.0%

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.3%
Real Estate Investment Trusts (REITs) — 99.3%
Acadia Realty Trust	9,876	$124,635
Agree Realty Corp.	9,186	620,790
Alexander’s, Inc.	303	63,315
Alexandria Real Estate Equities, Inc.	16,966	2,378,464
American Assets Trust, Inc.	6,032	155,143
American Homes 4 Rent., Class A	35,207	1,155,142
American Tower Corp.	51,348	11,024,416
Americold Realty Trust, Inc.	26,876	661,150
Apartment Income REIT Corp.	16,970	655,381
Apartment Investment and Management Co., Class A	2,272	16,586
Apple Hospitality REIT, Inc.	25,660	360,780
AvalonBay Communities, Inc.	15,280	2,814,423
Bluerock Residential Growth REIT, Inc., Class A	3,300	88,275
Boston Properties, Inc.	16,596	1,244,202
Braemar Hotels & Resorts, Inc.	5,308	22,824
Brandywine Realty Trust	21,014	141,845
Brixmor Property Group, Inc.	32,966	608,882
Broadstone Net Lease, Inc.	3,622	56,250
BRT Apartments Corp.	400	8,124
Camden Property Trust	11,255	1,344,410
CareTrust REIT, Inc.	10,972	198,703
Centerspace	1,825	122,859
Chatham Lodging Trust *	5,496	54,246
City Office REIT, Inc.	5,176	51,605
Clipper Realty, Inc.	1,167	8,134
Community Healthcare Trust, Inc.	2,728	89,342
Corporate Office Properties Trust	13,288	308,680
Cousins Properties, Inc.	17,110	399,519
Crown Castle, Inc.	48,099	6,952,710
CTO Realty Growth, Inc. @	2,292	42,952
CubeSmart	25,682	1,028,821
DiamondRock Hospitality Co.	25,390	190,679
Digital Realty Trust, Inc.	32,059	3,179,612
Douglas Emmett, Inc.	20,310	364,158
Duke Realty Corp.	42,708	2,058,526
Easterly Government Properties, Inc.	9,677	152,606
EastGroup Properties, Inc.	4,697	677,965
EPR Properties	8,542	306,316
Equinix, Inc.	9,937	5,652,563
Equity Commonwealth	10,158	247,449
Equity LifeStyle Properties, Inc.	19,792	1,243,729
Equity Residential	39,592	2,661,374
Esc War Ind *§	9,141	—
Essential Properties Realty Trust, Inc.	16,250	316,063
Essex Property Trust, Inc.	7,189	1,741,391
Extra Space Storage, Inc.	14,958	2,583,396
Federal Realty OP LP	8,228	741,507
First Industrial Realty Trust, Inc.	14,902	667,759
Four Corners Property Trust, Inc.	9,280	224,483
Gaming and Leisure Properties, Inc.	28,508	1,261,194
Getty Realty Corp.	3,812	102,505
Gladstone Commercial Corp.	3,518	54,529
Global Medical REIT, Inc.	5,127	43,682
Global Net Lease, Inc.	12,591	134,094
Global Self Storage, Inc.	2,195	12,863
Healthcare Realty Trust, Inc., Class A	42,457	885,228
Healthpeak Properties, Inc.	59,836	1,371,441
Hersha Hospitality Trust	5,542	44,225
Highwoods Properties, Inc.	11,797	318,047
Host Hotels & Resorts, Inc.	79,197	1,257,648
Hudson Pacific Properties, Inc.	17,339	189,862

	SHARES	VALUE†
Independence Realty Trust, Inc.	24,425	$408,630
InvenTrust Properties Corp.	6,885	146,857
Invitation Homes, Inc.	66,487	2,245,266
Iron Mountain, Inc.	32,992	1,450,658
JBG SMITH Properties	13,006	241,652
Kilroy Realty Corp.	11,902	501,193
Kimco Realty Corp.	67,962	1,251,180
Kite Realty Group Trust	25,026	430,948
Lamar Advertising Co., Class A	9,886	815,496
Life Storage, Inc.	9,348	1,035,385
LTC Properties, Inc.	3,972	148,751
LXP Industrial Trust	33,281	304,854
Macerich Co. (The)	25,504	202,502
Medical Properties Trust, Inc.	67,245	797,526
Mid-America Apartment Communities, Inc.	12,796	1,984,276
National Health Investors, Inc.	5,063	286,211
National Retail Properties, Inc.	20,037	798,675
National Storage Affiliates Trust	10,031	417,089
Necessity Retail REIT, Inc.	17,263	101,506
NETSTREIT Corp. @	7,830	139,452
NexPoint Residential Trust, Inc.	2,800	129,388
Omega Healthcare Investors, Inc.	26,209	772,903
One Liberty Properties, Inc.	1,802	37,878
Orion Office REIT, Inc.	6,753	59,089
Outfront Media, Inc.	16,965	257,698
Paramount Group, Inc.	20,948	130,506
Park Hotels & Resorts, Inc.	26,356	296,769
Pebblebrook Hotel Trust	15,554	225,689
Physicians Realty Trust	25,667	386,032
Piedmont Office Realty Trust, Inc., Class A	13,793	145,654
Plymouth Industrial REIT, Inc.	4,574	76,889
Prologis, Inc.	82,482	8,380,171
Public Storage	17,640	5,165,168
Realty Income Corp.	69,205	4,027,731
Regency Centers Corp.	17,214	926,974
Retail Opportunity Investments Corp.	13,420	184,659
Rexford Industrial Realty, Inc.	18,199	946,348
RLJ Lodging Trust	19,094	193,231
RPT Realty	8,058	60,918
Ryman Hospitality Properties, Inc.	6,010	442,276
Sabra Health Care REIT, Inc.	26,732	350,724
Saul Centers, Inc.	1,636	61,350
SBA Communications Corp.	11,751	3,344,922
Seritage Growth Properties, Class A *@	2,062	18,599
Service Properties Trust	20,700	107,433
Simon Property Group, Inc.	36,252	3,253,617
SITE Centers Corp.	20,691	221,601
SL Green Realty Corp. @	7,066	283,771
Sotherly Hotels, Inc. *	3,111	5,849
Spirit Realty Capital, Inc.	14,821	535,927
STAG Industrial, Inc.	20,335	578,124
STORE Capital Corp.	28,385	889,302
Summit Hotel Properties, Inc.	10,209	68,604
Sun Communities, Inc.	13,657	1,848,202
Sunstone Hotel Investors, Inc.	25,032	235,801
Tanger Factory Outlet Centers, Inc.	12,293	168,168
Terreno Realty Corp.	8,376	443,844
UDR, Inc.	36,146	1,507,650
UMH Properties, Inc.	5,369	86,709
Universal Health Realty Income Trust	1,815	78,426
Urban Edge Properties	13,783	183,865
Urstadt Biddle Properties, Inc.	1,000	15,780
Urstadt Biddle Properties, Inc., Class A	3,806	59,031
Ventas, Inc.	44,395	1,783,347
Veris Residential, Inc. *	8,319	94,587
VICI Properties, Inc.	104,910	3,131,564

The accompanying notes are an integral part of these portfolio of investments.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (Continued)
Vornado Realty Trust	18,129	$419,868
Washington Real Estate Investment Trust	10,445	183,414
Welltower, Inc.	52,885	3,401,563
Whitestone REIT	6,078	51,420
WP Carey, Inc. @	21,294	1,486,321
Xenia Hotels & Resorts, Inc.	13,264	182,911

		123,123,874

TOTAL COMMON STOCKS (Identified Cost $73,045,059)		123,123,874

SHORT-TERM INVESTMENTS — 0.5%
Investment Company — 0.5%
State Street Institutional U.S. Government Money Market Fund 2.690%	547,854	547,854

Collateral For Securities On Loan — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 3.030%	33,486	33,486

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $581,340)		581,340

Total Investments — 99.8% (Identified Cost $73,626,399)		123,705,214
Cash and Other Assets, Less Liabilities — 0.2%		270,775

Net Assets — 100.0%		$123,975,989

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of September 30, 2022, the fair value of the securities on loan was $1,759,680.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:

REIT — Real Estate Investment Trust

The accompanying notes are an integral part of these portfolio of investments.

Portfolio Sectors as of September 30, 2022

(As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Specialized REITs	29.8%
Residential REITs	16.3%
Retail REITs	13.0%
Diversified REITs	12.1%
Industrial REITs	11.2%
Health Care REITs	8.6%
Office REITs	6.0%
Hotels & Resorts REITs	3.0%

100.0%

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.1%
Others — 100.1%
DFA International Small Company Portfolio £	14,011,486	$211,993,781

TOTAL MUTUAL FUNDS (Identified Cost $153,807,450)		211,993,781

Total Investments — 100.1% (Identified Cost $153,807,450)		211,993,781
Liabilities, Less Cash and Other Assets — (0.1%)		(128,703)

Net Assets — 100.0%		$211,865,078

†	See Note 1
£	Please refer to the Portfolio of Investments of the DFA International Small Company Portfolio included elsewhere in this report.

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 97.6%
Australia — 7.3%
AMP Ltd. *	59,607	$41,750
Ansell Ltd.	2,269	36,560
Aurizon Holdings Ltd.	247,637	546,483
Australia & New Zealand Banking Group Ltd.	367,220	5,355,544
Bank of Queensland Ltd. @	38,836	161,718
Beach Energy Ltd.	184,392	175,150
Bendigo & Adelaide Bank Ltd. @	20,967	104,476
BlueScope Steel Ltd.	163,249	1,586,174
Challenger Ltd.	76,679	286,929
Cleanaway Waste Management Ltd. @	162,966	282,494
Downer EDI Ltd.	93,253	272,597
Evolution Mining Ltd.	217,587	285,318
Fortescue Metals Group Ltd.	17,284	185,957
Harvey Norman Holdings Ltd. @	136,089	351,679
Incitec Pivot Ltd.	255,280	573,147
Lendlease Corp. Ltd.	43,821	250,029
National Australia Bank Ltd.	277,129	5,107,021
Newcrest Mining Ltd.	80,215	868,157
Nine Entertainment Co. Holdings Ltd.	178,284	212,683
Orica Ltd.	35,145	297,192
Origin Energy Ltd.	168,307	556,590
OZ Minerals Ltd. @	30,495	502,868
QBE Insurance Group Ltd.	41,216	303,975
Qube Holdings Ltd. @	60,569	96,083
Rio Tinto Ltd.	21,996	1,313,973
Santos Ltd.	447,931	2,031,420
Seven Group Holdings Ltd. @	3,940	42,718
Sonic Healthcare Ltd.	12,822	250,805
South32 Ltd.	637,438	1,480,086
Suncorp Group Ltd.	186,999	1,199,727
Tabcorp Holdings Ltd.	212,601	127,151
TPG Telecom Ltd. @	26,524	82,285
Treasury Wine Estates Ltd.	13,295	106,897
Viva Energy Group Ltd. ±	56,360	94,092
Westpac Banking Corp.	382,716	5,052,760
Whitehaven Coal Ltd.	121,581	700,701
Woodside Energy Group Ltd.	151,540	3,068,885
Worley Ltd.	30,039	244,600

		34,236,674

Austria — 0.0%
Erste Group Bank AG	7,953	176,464

Belgium — 0.6%
Ageas SA	21,755	798,258
KBC Group NV	25,395	1,211,068
Solvay SA	9,936	775,516
UCB SA	1,487	103,646

		2,888,488

Bermuda — 0.0%
Golden Ocean Group Ltd.	18,503	138,732

Canada — 10.3%
Agnico Eagle Mines Ltd.	24,874	1,050,429
AltaGas Ltd.	24,518	469,469
ARC Resources Ltd. @	45,197	542,816
Bank of Montreal	3,107	272,317
Bank of Montreal @	62,752	5,499,585
Bank of Nova Scotia (The) @	95,362	4,536,370
Bank of Nova Scotia (The)	22,104	1,051,314
Barrick Gold Corp.	19,319	299,432
Barrick Gold Corp.	124,277	1,926,294
Canadian Imperial Bank of Commerce @	17,984	786,980
Canadian Imperial Bank of Commerce @	77,080	3,373,697

	SHARES	VALUE†
Canadian Natural Resources Ltd.	61,504	$2,864,241
Cenovus Energy, Inc. @	41,371	635,872
Fairfax Financial Holdings Ltd.	4,452	2,033,317
First Quantum Minerals Ltd.	84,695	1,437,795
Great-West Lifeco, Inc.	16,930	365,478
iA Financial Corp., Inc.	14,590	741,356
Imperial Oil Ltd.	27,731	1,199,920
Kinross Gold Corp.	173,331	652,493
Lundin Mining Corp.	146,222	738,864
Magna International, Inc. @	36,055	1,709,728
Manulife Financial Corp.	133,235	2,087,793
MEG Energy Corp. *	8,690	97,258
Nutrien Ltd.	45,916	3,828,476
Saputo, Inc. @	6,138	146,324
Sun Life Financial, Inc.	16,524	656,994
Suncor Energy, Inc. ¥	109,045	3,070,801
Suncor Energy, Inc.	41,675	1,173,151
Teck Resources Ltd., Class B	84,647	2,574,115
Toronto-Dominion Bank (The) @	6,483	397,602
Tourmaline Oil Corp.	21,322	1,108,124
Turquoise Hill Resources Ltd. *@	1,819	53,788
West Fraser Timber Co. Ltd. @	13,116	948,841
Whitecap Resources, Inc.	51,254	324,291

		48,655,325

China — 0.0%
Prosus NV *	1,797	95,049
Xinyi Glass Holdings Ltd.	23,000	33,462

		128,511

Denmark — 1.7%
AP Moller—Maersk A/S, Class A	246	437,103
AP Moller—Maersk A/S, Class B	372	679,863
Carlsberg A/S, Class B	15,826	1,864,533
Chr Hansen Holding A/S	7,475	369,291
Danske Bank A/S	41,578	519,773
Demant A/S *	6,785	168,988
DSV A/S	16,777	1,981,440
Pandora A/S	771	36,494
Tryg A/S	15,313	316,695
Vestas Wind Systems A/S	84,743	1,581,929

		7,956,109

Finland — 1.2%
Nokia Oyj, ADR	338,897	1,447,090
Nordea Bank Abp	224,183	1,933,453
Stora Enso Oyj, R Shares	77,897	999,330
UPM-Kymmene Oyj	33,074	1,056,054

		5,435,927

France — 10.3%
Accor SA *	6,035	127,815
Alstom SA	7,849	128,809
Amundi SA ±	5,568	234,429
Arkema SA	12,548	923,309
AXA SA	96,903	2,134,446
BNP Paribas SA	92,085	3,935,260
Bollore SE	138,791	642,297
Bouygues SA @	55,128	1,450,657
Carrefour SA	128,110	1,784,753
Cie de Saint-Gobain	92,022	3,341,398
Cie Generale des Etablissements Michelin SCA	119,912	2,721,170
Credit Agricole SA	62,747	514,346
Eiffage SA	10,100	816,825
Electricite de France SA	76,035	886,020
Engie SA	170,127	1,974,452
Euroapi SA *	1,502	25,084

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
France (Continued)
Faurecia SE *	4,468	$48,189
Orange SA	322,578	2,923,687
Publicis Groupe SA *	29,051	1,392,253
Renault SA *	21,069	577,543
Rexel SA *	12,237	185,650
Sanofi	34,561	2,655,527
Societe Generale SA	88,773	1,776,146
TotalEnergies SE @	357,966	16,936,058
Vinci SA	2,407	196,196
Vivendi SE	18,206	142,243
Worldline SA *±	3,145	125,386

		48,599,948

Germany — 5.5%
Allianz SE	9,170	1,454,106
BASF SE	75,282	2,921,693
Bayer AG	30,654	1,424,463
Bayerische Motoren Werke AG	53,296	3,655,770
Commerzbank AG *	168,835	1,214,857
Continental AG	6,941	312,576
Covestro AG ±	24,283	703,009
Daimler Truck Holding AG *	67,992	1,555,940
Deutsche Bank AG	46,122	345,614
Deutsche Bank AG	92,725	686,165
Evonik Industries AG	12,943	218,813
Fresenius Medical Care AG & Co. KGaA	7,008	199,384
Fresenius SE & Co. KGaA	42,320	910,392
HeidelbergCement AG	25,898	1,036,828
Mercedes-Benz Group AG	135,985	6,976,795
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,590	385,674
Siemens Energy AG *	13,742	153,331
Talanx AG *	12,026	429,013
Telefonica Deutschland Holding AG	207,880	422,338
Vitesco Technologies Group AG Class A *	911	44,731
Volkswagen AG	6,122	1,011,878

		26,063,370

Hong Kong — 2.3%
BOC Aviation Ltd. ±	19,500	138,493
BOC Hong Kong Holdings Ltd.	285,000	949,437
Cathay Pacific Airways Ltd. *@	230,363	242,992
CK Asset Holdings Ltd.	200,569	1,206,023
CK Hutchison Holdings Ltd.	336,624	1,861,164
CK Infrastructure Holdings Ltd.	24,000	122,451
Hang Lung Properties Ltd.	239,000	392,160
Hang Seng Bank Ltd.	32,600	495,044
Henderson Land Development Co. Ltd.	133,684	374,673
MTR Corp. Ltd.	126,669	581,735
New World Development Co. Ltd.	231,859	658,686
Sino Land Co. Ltd.	453,420	599,581
Sun Hung Kai Properties Ltd.	182,177	2,015,641
Swire Pacific Ltd., Class A	49,000	366,736
Swire Pacific Ltd., Class B	127,500	148,946
Tsim Sha Tsui Properties Ltd.	6,907	19,534
WH Group Ltd. ±	1,342,459	846,557

		11,019,853

Ireland — 0.4%
AIB Group PLC	31,002	75,533

	SHARES	VALUE†
Bank of Ireland Group PLC	56,367	$363,827
CRH PLC, ADR @	40,650	1,310,150
Flutter Entertainment PLC *	3,025	335,662

		2,085,172

Israel — 0.5%
Bank Hapoalim B.M.	96,782	820,934
Harel Insurance Investments & Financial Services Ltd.	13,270	117,211
Israel Discount Bank Ltd., Class A	123,630	626,082
Migdal Insurance & Financial Holding Ltd.	22,264	29,773
Phoenix Holdings Ltd. (The)	20,373	194,061
Teva Pharmaceutical Industries Ltd., ADR *	62,581	505,029

		2,293,090

Italy — 1.2%
Eni SpA @	139,109	1,487,401
Intesa Sanpaolo SpA	1,039,975	1,735,541
Mediobanca Banca di Credito Finanziario SpA	37,683	297,666
Telecom Italia SpA *@	2,860,918	533,571
UniCredit SpA	163,283	1,673,547

		5,727,726

Japan — 20.4%
AGC, Inc.	48,500	1,504,629
Air Water, Inc.	11,200	132,174
Aisin Corp.	22,500	576,764
Alfresa Holdings Corp. @	7,700	89,912
Alps Alpine Co. Ltd. @	27,500	198,749
Amada Co. Ltd.	37,100	251,469
Aozora Bank Ltd. @	14,700	262,250
Asahi Group Holdings Ltd.	20,700	641,324
Asahi Kasei Corp.	145,500	960,583
Bank of Kyoto Ltd. (The)	8,000	292,407
Bridgestone Corp.	30,800	993,610
Brother Industries Ltd.	32,400	557,648
Canon Marketing Japan, Inc.	12,000	265,322
Canon, Inc.	33,500	734,209
Chiba Bank Ltd. (The)	79,000	425,212
Coca-Cola Bottlers Japan Holdings, Inc.	13,975	135,569
Concordia Financial Group Ltd.	111,200	343,442
Cosmo Energy Holdings Co. Ltd.	11,900	305,044
Dai-ichi Life Holdings, Inc.	69,900	1,106,963
Daicel Corp.	52,000	305,756
Daiwa House Industry Co. Ltd.	34,600	703,690
Daiwa Securities Group, Inc. @	214,000	837,488
Denka Co. Ltd.	16,200	355,386
DIC Corp.	16,000	266,095
Dowa Holdings Co. Ltd.	9,600	344,255
ENEOS Holdings, Inc.	470,600	1,512,306
Ezaki Glico Co. Ltd.	3,000	73,896
FUJIFILM Holdings Corp.	6,200	283,119
Fujikura Ltd.	10,500	62,537
Fukuoka Financial Group, Inc.	18,000	319,132
Hankyu Hanshin Holdings, Inc.	31,900	958,785
Haseko Corp.	22,300	242,060
Hino Motors Ltd.	37,400	154,014
Hitachi Construction Machinery Co. Ltd.	8,000	147,917
Hitachi Ltd.	10,400	439,339
Honda Motor Co. Ltd.	185,900	4,029,353
House Foods Group, Inc.	2,800	55,853

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Idemitsu Kosan Co. Ltd. @	29,400	$636,834
IHI Corp.	6,000	128,515
Iida Group Holdings Co. Ltd.	36,900	500,482
INFRONEER Holdings, Inc.	12,800	87,025
Inpex Corp.	144,500	1,356,840
Isuzu Motors Ltd.	67,000	739,301
ITOCHU Corp.	18,000	435,418
Iwatani Corp.	4,900	184,516
J. Front Retailing Co. Ltd.	35,100	285,204
Japan Post Holdings Co. Ltd.	71,600	473,788
Japan Post Insurance Co. Ltd.	4,500	62,993
JFE Holdings, Inc.	44,000	407,683
JTEKT Corp.	43,200	273,414
K’s Holdings Corp.	32,000	264,216
Kajima Corp.	54,000	512,278
Kamigumi Co. Ltd.	15,700	290,070
Kaneka Corp.	16,000	399,088
Kawasaki Heavy Industries Ltd. @	32,800	495,637
Komatsu Ltd.	42,600	768,525
Kuraray Co. Ltd.	76,400	533,686
LIXIL Corp.	38,200	559,288
Mabuchi Motor Co. Ltd.	5,100	138,485
Makita Corp.	7,800	150,848
Marubeni Corp.	109,400	958,469
Mazda Motor Corp.	65,100	430,012
Mebuki Financial Group, Inc.	83,070	161,858
Medipal Holdings Corp.	25,300	322,172
Mitsubishi Chemical Group Corp.	185,800	849,342
Mitsubishi Corp. @	105,400	2,889,706
Mitsubishi Electric Corp.	129,700	1,169,030
Mitsubishi Gas Chemical Co., Inc.	36,300	475,539
Mitsubishi Heavy Industries Ltd.	39,200	1,301,701
Mitsubishi Logistics Corp.	2,500	58,903
Mitsubishi Materials Corp.	21,600	296,845
Mitsubishi Motors Corp. *	41,900	149,963
Mitsubishi UFJ Financial Group, Inc.	206,400	929,107
Mitsubishi UFJ Financial Group, Inc., ADR	464,844	2,091,798
Mitsui Chemicals, Inc.	47,200	919,345
Mitsui Fudosan Co. Ltd.	54,100	1,029,631
Mitsui OSK Lines Ltd. @	30,300	544,743
Mizuho Financial Group, Inc.	107,740	1,163,157
MS&AD Insurance Group Holdings, Inc.	24,728	655,404
NEC Corp.	35,800	1,144,027
NGK Insulators Ltd.	22,300	277,344
NGK Spark Plug Co. Ltd.	10,600	187,640
NH Foods Ltd.	15,533	408,904
Nippon Electric Glass Co. Ltd.	11,500	198,090
Nippon Express Holdings, Inc.	15,900	808,568
Nippon Shokubai Co. Ltd.	4,600	171,630
Nippon Steel Corp.	60,327	836,358
Nippon Yusen KK @	30,300	516,480
Nissan Motor Co. Ltd.	222,800	708,440
Nisshin Seifun Group, Inc.	3,900	39,558
Nomura Holdings, Inc.	175,700	580,770
Nomura Real Estate Holdings, Inc.	23,700	536,292
NSK Ltd. @	59,600	291,144
Obayashi Corp.	72,500	464,866
Oji Holdings Corp.	226,000	840,102
Otsuka Holdings Co. Ltd.	13,300	421,248
Panasonic Holdings Corp. @	168,500	1,181,118
Resona Holdings, Inc.	246,400	898,910
Ricoh Co. Ltd.	41,800	304,987
Rohm Co. Ltd.	4,700	307,207

	SHARES	VALUE†
Santen Pharmaceutical Co. Ltd.	30,800	$207,490
SBI Holdings, Inc.	9,400	168,606
Seiko Epson Corp.	29,400	400,180
Seino Holdings Co. Ltd.	20,400	163,504
Sekisui Chemical Co. Ltd.	16,000	195,454
Sekisui House Ltd.	81,800	1,357,022
Seven & i Holdings Co. Ltd.	5,200	208,604
Shimizu Corp.	68,400	335,076
Shizuoka Bank Ltd. (The) *<>	58,000	356,263
Showa Denko KK	14,000	198,687
Sohgo Security Services Co., Ltd.	2,400	60,361
Sojitz Corp.	35,820	525,680
Sompo Holdings, Inc.	33,043	1,315,510
Stanley Electric Co. Ltd.	11,500	179,894
Subaru Corp.	78,600	1,176,855
Sumitomo Chemical Co. Ltd.	471,000	1,617,405
Sumitomo Corp.	59,000	734,799
Sumitomo Electric Industries Ltd.	164,200	1,660,947
Sumitomo Forestry Co. Ltd.	33,800	514,952
Sumitomo Heavy Industries Ltd.	26,000	480,191
Sumitomo Metal Mining Co. Ltd.	29,600	850,798
Sumitomo Mitsui Financial Group, Inc.	71,100	1,976,829
Sumitomo Mitsui Trust Holdings, Inc.	24,900	705,210
Sumitomo Pharma Co. Ltd.	19,400	138,198
Sumitomo Realty & Development Co. Ltd.	25,600	581,585
Sumitomo Rubber Industries Ltd.	42,800	340,377
Suzuken Co. Ltd.	1,100	25,119
Suzuki Motor Corp.	27,300	845,238
T&D Holdings, Inc.	77,400	731,056
Taiheiyo Cement Corp.	25,000	352,035
Taisei Corp.	7,200	199,986
Takeda Pharmaceutical Co. Ltd.	141,973	3,695,241
TDK Corp.	21,400	658,723
Teijin Ltd.	53,199	515,339
THK Co. Ltd.	3,200	55,187
Toda Corp. @	28,000	143,937
Tokai Carbon Co. Ltd.	21,300	144,080
Tokyo Tatemono Co. Ltd.	37,600	534,656
Tokyu Fudosan Holdings Corp.	132,300	686,501
Toray Industries, Inc.	166,100	816,900
Tosoh Corp.	58,300	648,539
Toyo Seikan Group Holdings Ltd.	30,500	367,526
Toyo Tire Corp.	3,700	40,137
Toyoda Gosei Co. Ltd.	15,300	230,985
Toyota Boshoku Corp.	3,600	44,077
Toyota Motor Corp.	577,450	7,484,946
Toyota Tsusho Corp.	32,500	1,006,011
Tsuruha Holdings, Inc.	1,000	58,661
UBE Corp.	24,700	329,720
Yamada Holdings Co. Ltd.	93,100	306,195
Yamaha Motor Co. Ltd.	37,200	695,781
Yamazaki Baking Co. Ltd.	11,300	129,841
Yokohama Rubber Co. Ltd. (The)	27,600	422,591
Z Holdings Corp.	67,600	177,583
Zeon Corp.	28,500	251,662

		96,121,533

Netherlands — 4.3%
ABN AMRO Group NV GDR ±	42,957	388,499
Aegon NV	149,418	600,685
Akzo Nobel NV	20,561	1,175,195
ArcelorMittal SA @	60,669	1,207,920
ArcelorMittal SA =	1,708	34,592
ASR Nederland NV	2,953	114,519
Coca-Cola Europacific Partners PLC	11,100	481,920

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Netherlands (Continued)
Heineken NV	3,239	$285,250
ING Groep NV	253,754	2,202,911
JDE Peet’s NV	7,435	218,163
Koninklijke Ahold Delhaize NV	202,103	5,176,587
Koninklijke DSM NV	15,922	1,832,732
Koninklijke KPN NV	238,229	647,196
Koninklijke Philips NV @¢	33,065	518,486
Koninklijke Philips NV	13,461	207,165
NN Group NV	35,104	1,375,115
OCI NV	3,580	131,782
Randstad NV @	16,773	732,823
Stellantis NV	191,757	2,306,295
Stellantis NV @	56,317	666,793

		20,304,628

New Zealand — 0.3%
Auckland International Airport Ltd. *	143,857	579,669
EBOS Group Ltd.	16,635	350,141
Fletcher Building Ltd.	87,592	237,261
Ryman Healthcare Ltd.	16,629	79,570
Summerset Group Holdings Ltd.	14,300	86,272

		1,332,913

Norway — 0.8%
Aker ASA, A Shares	1,271	82,410
Austevoll Seafood ASA	4,118	27,892
DNB Bank ASA	96,212	1,527,322
Elkem ASA ±*	36,022	116,385
Norsk Hydro ASA	156,773	847,180
Schibsted ASA, Class A	1,169	15,868
SpareBank 1 SR-Bank ASA	18,440	172,740
Storebrand ASA	56,200	389,480
Subsea 7 SA	28,831	229,038
Wallenius Wilhelmsen ASA	13,553	67,588
Yara International ASA	14,514	510,926

		3,986,829

Portugal — 0.2%
EDP Renovaveis SA	27,349	563,943
Galp Energia SGPS SA @	16,108	155,088

		719,031

Singapore — 1.1%
Capitaland Investment Ltd.	184,100	444,788
City Developments Ltd.	58,800	311,144
Frasers Property Ltd.	23,300	15,898
Hongkong Land Holdings Ltd.	101,200	447,304
Keppel Corp. Ltd.	311,700	1,508,313
Olam Group Ltd.	94,300	86,011
Oversea-Chinese Banking Corp. Ltd.	67,249	553,912
Singapore Airlines Ltd. *@	195,249	693,312
UOL Group Ltd.	47,218	218,625
Wilmar International Ltd.	253,300	677,230

		4,956,537

Spain — 2.1%
Banco Bilbao Vizcaya Argentaria SA	228,555	1,034,971
Banco Bilbao Vizcaya Argentaria SA, ADR	210,800	938,060
Banco Santander SA	1,916,252	4,502,560
Banco Santander SA, ADR	210,864	489,204
CaixaBank SA	120,960	392,509

	SHARES	VALUE†
Repsol SA *	203,118	$2,349,972

		9,707,276

Sweden — 2.6%
BillerudKorsnas AB	26,684	315,948
Boliden AB *	52,582	1,641,996
Dometic Group AB ±	22,074	114,849
Electrolux AB, Class B @	19,353	202,674
Essity AB, B Shares	3,803	75,665
Holmen AB, B Shares	11,612	444,175
Husqvarna AB, B Shares @	21,106	118,104
Intrum AB	4,926	62,431
Loomis AB	2,004	49,515
Millicom International Cellular SA, SDR *	14,863	171,764
Peab AB Class B	24,592	118,443
Saab AB Class B	4,192	131,302
Securitas AB B Shares @	28,869	201,866
Skandinaviska Enskilda Banken AB, Class A	140,768	1,354,703
Skanska AB, B Shares	40,249	505,939
SKF AB, B Shares @	64,782	877,077
SSAB AB, A Shares	29,362	130,834
SSAB AB, B Shares	84,454	364,066
Svenska Cellulosa AB SCA, A Shares	244	3,135
Svenska Cellulosa AB SCA, B Shares	33,674	430,876
Svenska Handelsbanken AB, A Shares	66,999	553,130
Svenska Handelsbanken AB, B Shares @	1,918	18,838
Swedbank AB, A Shares	38,879	514,468
Telefonaktiebolaget LM Ericsson, B Shares @	64,322	379,580
Telia Co. AB @	304,898	879,996
Trelleborg AB, B Shares	32,833	621,001
Volvo AB, A Shares	17,414	258,598
Volvo AB, B Shares	104,968	1,495,212

		12,036,185

Switzerland — 9.4%
ABB Ltd.	29,520	771,882
Alcon, Inc. µ	30,384	1,790,337
Alcon, Inc.	1,965	114,324
Baloise Holding AG	6,063	778,537
Cie Financiere Richemont SA, Class A	42,798	4,089,384
Credit Suisse Group AG *	129,912	523,493
Credit Suisse Group AG, ADR *@	15,888	62,281
Holcim AG *	72,351	3,004,909
Julius Baer Group Ltd. *	38,000	1,675,281
Novartis AG	122,351	9,365,735
Novartis AG, ADR @	32,730	2,487,807
SIG Group AG @*	33,586	686,901
Swatch Group AG (The) µ	6,226	263,502
Swatch Group AG (The) µ	1,834	417,283
Swiss Life Holding AG	4,035	1,793,197
Swiss Prime Site AG *	1,574	126,022
Swiss Re AG	23,316	1,728,792
Swisscom AG	4,128	1,939,118
UBS Group AG	364,408	5,345,907
Zurich Insurance Group AG	17,812	7,130,577

		44,095,269

United Kingdom — 15.1%
Anglo American PLC	80,657	2,463,525
Associated British Foods PLC	15,246	214,744

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
United Kingdom (Continued)
Aviva PLC	449,065	$1,946,448
Barclays PLC, ADR	330,258	2,113,651
Barratt Developments PLC	47,310	180,764
Bellway PLC	1,481	28,161
Berkeley Group Holdings PLC	878	32,322
BP PLC	350,960	1,697,165
BP PLC, ADR	131,324	3,749,300
British American Tobacco PLC	183,504	6,610,820
British American Tobacco PLC, ADR	2,004	71,142
BT Group PLC	1,231,112	1,668,075
Direct Line Insurance Group PLC	46,142	95,569
DS Smith PLC	127,033	364,384
Endeavour Mining PLC	15,498	285,872
Glencore PLC *	1,163,787	6,213,207
HSBC Holdings PLC, ADR @	212,695	5,544,959
J Sainsbury PLC	422,622	822,484
Johnson Matthey PLC	6,038	123,542
Kingfisher PLC	420,977	1,035,972
Lloyds Banking Group PLC	8,264,877	3,819,530
Lloyds Banking Group PLC, ADR	217,015	388,457
Marks & Spencer Group PLC *	28,538	31,443
Melrose Industries PLC	316,251	360,878
NatWest Group PLC	98,002	247,189
Natwest Group PLC, ADR @	107,133	534,594
Pearson PLC	17,918	173,415
Pearson PLC, ADR @	5,700	54,435
Phoenix Group Holdings PLC	42,251	248,520
Royal Mail PLC	63,477	130,729
Shell PLC, ADR	460,830	22,930,901
Standard Chartered PLC	186,070	1,177,564
Taylor Wimpey PLC	139,975	138,003
Tesco PLC	565,145	1,304,934
Vodafone Group PLC	3,758,387	4,243,427

		71,046,125

United States — 0.0%
Sims Ltd.	14,609	125,031

TOTAL COMMON STOCKS (Identified Cost $496,711,601)		459,836,746

PREFERRED STOCKS — 1.2%
Germany — 1.2%
Bayerische Motoren Werke AG, 8.792%	9,731	638,016
Henkel AG & Co. KGaA, 3.044%	2,169	129,712
Porsche Automobil Holding SE, 4.425%	17,284	985,183
Volkswagen AG, 6.014%	30,282	3,751,284

		5,504,195

Italy — 0.0%
Telecom Italia SpA, 6.500% *	711,381	128,980

TOTAL PREFERRED STOCKS (Identified Cost $9,269,087)		5,633,175

SHORT-TERM INVESTMENTS — 5.0%
Investment Company — 0.1%
State Street Institutional U.S. Government Money Market Fund 2.690%	345,444	345,444

Collateral For Securities On Loan — 4.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.030%	23,096,995	23,096,995

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $23,442,439)		23,442,439

VALUE†
Total Investments — 103.8% (Identified Cost $529,423,127)	$488,912,360
Liabilities, Less Cash and Other Assets — (3.8%)	(17,726,053)

Net Assets — 100.0%	$471,186,307

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of September 30, 2022, the fair value of the securities on loan was $41,018,814.
±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at September 30, 2022 amounted to $2,761,699 or 0.59% of the net assets of the Fund.

<>	Fair valued security. Security is valued using significant observable inputs other than quoted prices as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
¥	Traded on the Canada, Toronto Stock Exchange.
=	Traded on the France, Euronext Paris Exchange.
¢	Traded on the Netherlands, Euronext Amsterdam Stock Market.
µ	Traded on the Switzerland, Swiss Exchange.

Key to abbreviations:

ADR — American Depository Receipt

SDR — Swedish Depository Receipt

The accompanying notes are an integral part of these portfolio of investments.

Ten largest industry holdings as of September 30, 2022

(As a percentage of net assets) (Unaudited)

Industry	Percentage
Commercial Banks	18.8%
Oil, Gas & Consumable Fuels	14.9%
Automobiles	7.8%
Insurance	7.2%
Metals & Mining	6.6%
Chemicals	5.2%
Pharmaceuticals	4.5%
Real Estate Management & Development	2.5%
Capital Markets	2.2%
Auto Components	2.1%

Country weightings as of September 30, 2022

(As a percentage of long-term investments) (Unaudited)

Country	Percentage
Japan	20.5%
United Kingdom	15.3%
Canada	10.5%
France	10.4%
Switzerland	9.5%
Australia	7.4%
Germany	6.8%
Netherlands	4.4%
Sweden	2.6%
Other	12.6%

100.0%

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.7%
Aerospace & Defense — 1.5%
AAR Corp. *	4,010	$143,638
Aerojet Rocketdyne Holdings, Inc. *	13,783	551,182
Aerovironment, Inc. *	2,697	224,822
Astronics Corp. Class B *	693	5,891
Axon Enterprise, Inc. *	4,947	572,615
BWX Technologies, Inc.	3,927	197,803
Curtiss-Wright Corp.	2,577	358,615
Ducommun, Inc. *	1,489	59,054
Hexcel Corp.	5,671	293,304
Innovative Solutions & Support, Inc. *	3,248	28,030
Kaman Corp.	3,031	84,656
Kratos Defense & Security Solutions, Inc. *	11,721	119,085
Mercury Systems, Inc. *	4,277	173,646
Moog, Inc., Class A	3,044	214,146
National Presto Industries, Inc.	709	46,121
Park Aerospace Corp.	2,501	27,611
SIFCO Industries, Inc. *	1,187	3,644
Textron, Inc.	10,503	611,905
V2X, Inc. *	1,491	52,781
Woodward, Inc.	4,322	346,884

		4,115,433

Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc. *	8,228	198,212
Atlas Air Worldwide Holdings, Inc. *	3,175	303,435
Forward Air Corp.	3,327	300,295
HUB Group, Inc., Class A *	4,420	304,892
Radiant Logistics, Inc. *	6,146	34,971

		1,141,805

Airlines — 0.3%
Alaska Air Group, Inc. *	9,239	361,707
Allegiant Travel Co. *	1,420	103,632
American Airlines Group, Inc. *	6,949	83,666
Hawaiian Holdings, Inc. *	6,255	82,253
Skywest, Inc. *	4,643	75,495
Spirit Airlines, Inc. *	3,315	62,388

		769,141

Auto Components — 1.5%
Adient PLC *	3,064	85,026
American Axle & Manufacturing Holdings, Inc. *	5,221	35,659
Autoliv, Inc.	6,358	423,633
BorgWarner, Inc.	15,123	474,862
Dana, Inc.	9,900	113,157
Dorman Products, Inc. *	3,535	290,294
Fox Factory Holding Corp. *	4,825	381,561
Gentex Corp.	15,377	366,588
Gentherm, Inc. *	4,234	210,557
Goodyear Tire & Rubber Co. (The) *	21,163	213,535
LCI Industries	2,757	279,725
Lear Corp.	4,020	481,154
Modine Manufacturing Co. *	6,449	83,450
Motorcar Parts of America, Inc. *	2,267	34,504
Patrick Industries, Inc.	2,334	102,322
Standard Motor Products, Inc.	2,639	85,767
Stoneridge, Inc. *	2,727	46,223
Strattec Security Corp. *	941	19,573
Tenneco, Inc. Class A *	5,563	96,741
Visteon Corp. *	2,696	285,938

		4,110,269

Automobiles — 0.2%
Harley-Davidson, Inc.	9,600	334,848
Thor Industries, Inc.	2,126	148,778

	SHARES	VALUE†
Winnebago Industries, Inc.	3,191	$169,793

		653,419

Beverages — 0.6%
Celsius Holdings, Inc. *@	675	61,209
Coca-Cola Consolidated, Inc.	1,082	445,492
Duckhorn Portfolio, Inc. (The) *	6,810	98,268
MGP Ingredients, Inc. @	1,851	196,502
Molson Coors Beverage Co., Class B	12,855	616,912
National Beverage Corp.	8,395	323,543

		1,741,926

Biotechnology — 2.4%
Adicet Bio, Inc. *	997	14,177
Agios Pharmaceuticals, Inc. *	2,538	71,775
Albireo Pharma, Inc. *	1,018	19,708
Aldeyra Therapeutics, Inc. *	3,971	21,205
Alkermes PLC *	7,251	161,915
Allogene Therapeutics, Inc. *@	7,669	82,825
AnaptysBio, Inc. *@	2,569	65,535
Anika Therapeutics, Inc. *	1,795	42,721
Arcturus Therapeutics Holdings, Inc. *	918	13,605
Arcus Biosciences, Inc. *	2,904	75,969
Avid Bioservices, Inc. *	5,672	108,449
Avidity Biosciences, Inc. *	2,809	45,871
Bluebird Bio, Inc. *@	2,873	18,186
Catalyst Pharmaceuticals, Inc. *	8,570	109,953
Chinook Therapeutics, Inc. *	3,378	66,411
Concert Pharmaceuticals, Inc. *	2,527	16,931
Crinetics Pharmaceuticals, Inc. *	551	10,822
CRISPR Therapeutics AG *@	3,065	200,298
Deciphera Pharmaceuticals, Inc. *	3,479	64,362
Design Therapeutics, Inc. *	1,007	16,837
Dynavax Technologies Corp. *@	5,866	61,241
Eagle Pharmaceuticals, Inc. *	488	12,893
Editas Medicine, Inc. *@	4,524	55,374
Eiger BioPharmaceuticals, Inc. *	4,040	30,421
Emergent BioSolutions, Inc. *	5,055	106,104
Enanta Pharmaceuticals, Inc. *	2,226	115,463
Exact Sciences Corp. *	5,884	191,171
Exelixis, Inc. *	22,934	359,605
Fate Therapeutics, Inc. *@	417	9,345
Global Blood Therapeutics, Inc. *	586	39,907
Halozyme Therapeutics, Inc. *	10,812	427,507
Ideaya Biosciences, Inc. *	1,587	23,678
Immunovant, Inc. *	2,092	11,673
Intellia Therapeutics, Inc. *	2,590	144,936
Ionis Pharmaceuticals, Inc. *	1,139	50,378
Iovance Biotherapeutics, Inc. *	6,868	65,795
Ironwood Pharmaceuticals, Inc. *	11,743	121,658
IVERIC bio, Inc. *	3,627	65,068
KalVista Pharmaceuticals, Inc. *	767	11,129
Karuna Therapeutics, Inc. *	1,267	284,986
Krystal Biotech, Inc. *	1,598	111,381
Kura Oncology, Inc. *	3,957	54,053
Kymera Therapeutics, Inc. *	985	21,443
Ligand Pharmaceuticals, Inc. *	1,727	148,712
Madrigal Pharmaceuticals, Inc. *	145	9,424
Mirati Therapeutics, Inc. *	1,056	73,751
Morphic Holding, Inc. *	799	22,612
Myriad Genetics, Inc. *	8,130	155,120
Neurocrine Biosciences, Inc. *	7,426	788,715
Nurix Therapeutics, Inc. *	1,290	16,809
PDL BioPharma, Inc. *§	18,262	48,942
PMV Pharmaceuticals, Inc. *	949	11,293
Prothena Corp. PLC *	2,885	174,918
RAPT Therapeutics, Inc. *	1,320	31,759

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Biotechnology (Continued)
REGENXBIO, Inc. *	2,291	$60,551
Relay Therapeutics, Inc. *	1,663	37,201
Replimune Group, Inc. *	2,517	43,469
REVOLUTION Medicines, Inc. *	5,004	98,679
Rocket Pharmaceuticals, Inc. *	2,904	46,348
Sage Therapeutics, Inc. *	2,831	110,862
Sangamo Therapeutics, Inc. *	6,511	31,904
Sarepta Therapeutics, Inc. *	465	51,401
Stoke Therapeutics, Inc. *	700	8,988
Syndax Pharmaceuticals, Inc. *	5,678	136,442
Travere Therapeutics, Inc. *	3,687	90,848
Twist Bioscience Corp. *	2,497	87,994
United Therapeutics Corp. *	3,253	681,113
Veracyte, Inc. *	2,221	36,869
Xencor, Inc. *	3,134	81,421
Xenon Pharmaceuticals, Inc. *	338	12,202

		6,701,111

Building Products — 2.8%
A.O. Smith Corp.	8,970	435,763
AAON, Inc.	7,440	400,867
Advanced Drainage Systems, Inc.	7,559	940,113
Allegion PLC	575	51,566
American Woodmark Corp. *	1,353	59,342
Apogee Enterprises, Inc.	2,316	88,517
Armstrong World Industries, Inc.	4,794	379,829
Builders FirstSource, Inc. *	21,211	1,249,752
Carlisle Cos., Inc.	3,012	844,595
CSW Industrials, Inc.	1,174	140,645
Gibraltar Industries, Inc. *	3,042	124,509
Griffon Corp.	5,311	156,781
Insteel Industries, Inc.	2,278	60,435
Lennox International, Inc.	1,677	373,418
Masco Corp.	2,284	106,640
Masonite International Corp. *	169	12,048
Owens Corning	6,683	525,351
PGT Innovations, Inc. *	6,135	128,590
Quanex Building Products Corp.	3,883	70,515
Simpson Manufacturing Co., Inc.	4,397	344,725
Trex Co., Inc. *	10,510	461,809
UFP Industries, Inc.	7,021	506,635
Zurn Elkay Water Solutions Corp.	14,150	346,675

		7,809,120

Capital Markets — 2.8%
Affiliated Managers Group, Inc.	4,043	452,209
Artisan Partners Asset Management, Inc., Class A	7,515	202,379
AssetMark Financial Holdings, Inc. *	2,009	36,745
B Riley Financial, Inc.	732	32,589
BGC Partners, Inc., Class A	30,567	95,980
Blucora, Inc. *	7,622	147,409
Brightsphere Investment Group, Inc.	2,826	42,136
Cboe Global Markets, Inc.	197	23,122
Cohen & Steers, Inc.	5,127	321,104
Cowen, Inc. Class A @	2,940	113,602
Diamond Hill Investment Group, Inc.	289	47,685
Donnelley Financial Solutions, Inc. *	4,189	154,867
Evercore, Inc., Class A	3,659	300,953
Federated Hermes, Inc.	10,797	357,597

	SHARES	VALUE†
Greenhill & Co., Inc. @	649	$3,855
Hamilton Lane, Inc. Class A	1,792	106,821
Houlihan Lokey, Inc.	1,002	75,531
Invesco Ltd.	24,055	329,553
Janus Henderson Group PLC	14,636	297,257
Jefferies Financial Group, Inc.	21,621	637,819
Lazard Ltd., Class A	6,742	214,598
LPL Financial Holdings, Inc.	5,475	1,196,178
Manning & Napier, Inc.	2,524	30,969
MarketAxess Holdings, Inc.	630	140,169
Moelis & Co., Class A	3,960	133,888
Morningstar, Inc.	2,847	604,475
Open Lending Corp., Class A *	2,793	22,456
Oppenheimer Holdings, Inc., Class A	1,244	38,539
Piper Sandler Cos.	2,274	238,179
PJT Partners, Inc., Class A	1,422	95,018
Pzena Investment Management, Inc., Class A	2,375	22,515
SEI Investments Co.	4,732	232,105
Silvercrest Asset Management Group, Inc., Class A	759	12,410
Stifel Financial Corp.	9,673	502,125
Stonex Group, Inc. *	2,079	172,432
Victory Capital Holdings, Inc., Class A	982	22,890
Virtu Financial, Inc., Class A	4,501	93,486
Virtus Investment Partners, Inc.	853	136,070
Westwood Holdings Group, Inc.	1,157	11,142
WisdomTree Investments, Inc.	2,100	9,828

		7,708,685

Chemicals — 2.8%
AdvanSix, Inc.	3,198	102,656
American Vanguard Corp.	3,554	66,460
Ashland, Inc.	4,043	383,964
Avient Corp.	10,014	303,424
Axalta Coating Systems Ltd. *	16,030	337,592
Balchem Corp.	3,741	454,831
Cabot Corp.	5,463	349,031
CF Industries Holdings, Inc.	2,829	272,291
Chase Corp.	1,129	94,351
Chemours Co. (The)	8,849	218,128
Core Molding Technologies, Inc. *	1,500	14,895
Eastman Chemical Co.	283	20,107
Ecovyst, Inc. *	3,884	32,781
Element Solutions, Inc.	21,963	357,338
FMC Corp.	3,740	395,318
FutureFuel Corp.	4,517	27,283
H.B. Fuller Co.	6,101	366,670
Hawkins, Inc.	2,648	103,246
Huntsman Corp.	12,047	295,633
Ingevity Corp. *	2,004	121,503
Innospec, Inc.	2,704	231,652
Intrepid Potash, Inc. *	1,589	62,877
Koppers Holdings, Inc.	2,308	47,960
Kronos Worldwide, Inc.	4,855	45,346
Livent Corp. *@	7,893	241,920
LSB Industries, Inc. *	1,562	22,259
Mativ Holdings, Inc.	6,136	135,483
Minerals Technologies, Inc.	3,081	152,232
NewMarket Corp.	504	151,618
Olin Corp.	3,715	159,299

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Chemicals (Continued)
Orion Engineered Carbons SA	3,504	$46,778
Quaker Chemical Corp.	784	113,194
Rayonier Advanced Materials, Inc. *	3,792	11,945
RPM International, Inc.	6,495	541,098
Scotts Miracle-Gro Co. (The)	3,576	152,874
Sensient Technologies Corp.	4,568	316,745
Stepan Co.	2,418	226,494
Tredegar Corp.	3,412	32,209
Trinseo PLC	3,416	62,581
Tronox Holdings PLC Class A	9,337	114,378
Valvoline, Inc.	6,071	153,839
Westlake Corp.	4,157	361,160

		7,701,443

Commercial Banks — 10.3%
1st Source Corp.	2,546	117,880
Allegiance Bancshares, Inc.	1,914	79,680
Amalgamated Financial Corp.	477	10,793
Amerant Bancorp, Inc.	661	16,465
American National Bankshares, Inc.	1,508	48,181
Ameris Bancorp	6,744	301,524
AmeriServ Financial, Inc.	4,400	16,720
Arrow Financial Corp.	2,214	63,792
Associated Banc-Corp.	14,942	300,035
Atlantic Union Bankshares Corp.	6,981	212,083
Banc of California, Inc.	5,994	95,724
Bancfirst Corp.	3,303	295,519
Bancorp, Inc. (The) *	6,121	134,540
Bank of Hawaii Corp.	3,456	263,071
Bank of Marin Bancorp	1,580	47,321
Bank OZK	4,569	180,750
BankFinancial Corp.	2,474	23,404
BankUnited, Inc.	3,310	113,103
Bankwell Financial Group, Inc.	326	9,490
Banner Corp.	3,355	198,213
Bar Harbor Bankshares	2,089	55,400
BCB Bancorp, Inc.	878	14,777
Berkshire Hills Bancorp, Inc.	4,455	121,622
BOK Financial Corp.	5,182	460,473
Brookline Bancorp, Inc.	7,431	86,571
Business First Bancshares, Inc.	553	11,906
Byline Bancorp, Inc.	1,299	26,305
C&F Financial Corp.	466	24,931
Cadence Bank	15,454	392,686
Camden National Corp.	1,756	74,806
Capital City Bank Group, Inc.	1,890	58,798
Carter Bankshares, Inc. *	711	11,447
Cathay General Bancorp	7,259	279,181
CBTX, Inc.	672	19,656
Central Pacific Financial Corp.	3,116	64,470
Central Valley Community Bancorp	1,638	29,009
Citizens & Northern Corp.	852	20,601
Citizens Community Bancorp, Inc.	400	4,868
City Holding Co.	1,686	149,531
Civista Bancshares, Inc.	270	5,605
CNB Financial Corp.	2,264	53,362
Coastal Financial Corp. *	255	10,134
Columbia Banking System, Inc.	7,605	219,708
Comerica, Inc.	7,707	547,968
Commerce Bancshares, Inc.	8,166	540,263
Community Bank System, Inc.	4,718	283,457
Community Trust Bancorp, Inc.	2,206	89,453
Connectone Bancorp, Inc.	4,989	115,046

	SHARES	VALUE†
Cullen/Frost Bankers, Inc.	3,828	$506,138
Customers Bancorp, Inc. *	4,720	139,146
CVB Financial Corp.	13,166	333,363
Dime Community Bancshares, Inc.	4,460	130,589
Eagle Bancorp, Inc.	3,436	154,002
East West Bancorp, Inc.	9,740	653,944
Enterprise Bancorp, Inc.	331	9,900
Enterprise Financial Services Corp.	2,901	127,760
Equity Bancshares, Inc., Class A	1,470	43,556
Esquire Financial Holdings, Inc.	569	21,366
Farmers & Merchants Bancorp, Inc.	1,205	32,378
Farmers National Banc Corp.	3,991	52,242
FB Financial Corp.	3,274	125,100
Financial Institutions, Inc.	1,855	44,650
First Bancorp	22,823	312,219
First Bancorp, Inc. (The)	1,876	51,684
First Bancorp/Southern Pines NC	3,381	123,677
First Bancshares, Inc. (The)	1,367	40,832
First Busey Corp.	5,571	122,451
First Business Financial Services, Inc.	551	17,803
First Citizens Bancshares, Inc., Class A	875	697,751
First Commonwealth Financial Corp.	9,286	119,232
First Community Bankshares, Inc.	1,982	63,483
First Financial Bancorp	8,992	189,551
First Financial Bankshares, Inc.	14,820	619,921
First Financial Corp.	1,395	63,040
First Financial Northwest, Inc.	2,239	33,227
First Foundation, Inc.	4,921	89,267
First Hawaiian, Inc.	1,200	29,556
First Horizon Corp.	34,954	800,447
First Internet Bancorp	1,284	43,476
First Interstate Bancsystem, Inc., Class A	5,123	206,713
First Merchants Corp.	5,621	217,420
First Mid Bancshares, Inc.	500	15,985
First of Long Island Corp. (The)	2,295	39,566
Flushing Financial Corp.	3,899	75,524
FNB Corp.	22,576	261,882
Fulton Financial Corp.	15,678	247,712
German American Bancorp, Inc.	3,217	114,879
Glacier Bancorp, Inc.	11,842	581,797
Great Southern Bancorp, Inc.	1,501	85,662
Hancock Whitney Corp.	6,503	297,902
Hanmi Financial Corp.	3,586	84,916
Harborone Bancorp, Inc.	6,045	81,124
Heartland Financial USA, Inc.	4,558	197,635
Heritage Commerce Corp.	6,526	74,005
Heritage Financial Corp.	4,162	110,168
Hilltop Holdings, Inc.	6,988	173,652
Home Bancshares, Inc.	13,006	292,765
HomeStreet, Inc.	2,447	70,498
HomeTrust Bancshares, Inc.	2,255	49,836
Hope Bancorp, Inc.	11,541	145,878
Horizon Bancorp, Inc.	5,096	91,524
Independent Bank Corp.	5,005	373,023
Independent Bank Group, Inc.	2,187	134,260
International Bancshares Corp.	5,903	250,878
Lakeland Bancorp, Inc.	5,547	88,807
Lakeland Financial Corp.	3,146	229,060
Live Oak Bancshares, Inc.	847	25,918
Macatawa Bank Corp.	5,141	47,606
Mercantile Bank Corp.	1,601	47,566
Metropolitan Bank Holding Corp. *	321	20,660
Midland States Bancorp, Inc.	1,086	25,597
MidWestOne Financial Group, Inc.	613	16,729
National Bank Holdings Corp., Class A	3,376	124,878

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
NBT Bancorp, Inc.	4,206	$159,618
Nicolet Bankshares, Inc. *	1,020	71,849
Northeast Bank	896	32,856
Northrim Bancorp, Inc.	836	34,744
Northwest Bancshares, Inc.	12,344	166,767
OceanFirst Financial Corp.	5,639	105,111
OFG Bancorp	5,852	147,061
Old National Bancorp	28,203	464,503
Old Second Bancorp, Inc.	2,244	29,284
Origin Bancorp, Inc.	1,342	51,627
Pacific Premier Bancorp, Inc.	6,941	214,893
PacWest Bancorp	4,603	104,028
Park National Corp.	1,732	215,599
Pathward Financial, Inc.	3,897	128,445
Peapack Gladstone Financial Corp.	1,992	67,031
Penns Woods Bancorp, Inc.	1,138	26,072
Peoples Bancorp, Inc.	3,204	92,692
Pinnacle Financial Partners, Inc.	3,365	272,902
Popular, Inc.	7,138	514,364
Preferred Bank	1,561	101,824
Premier Financial Corp.	4,193	107,760
Primis Financial Corp.	2,721	33,006
Prosperity Bancshares, Inc.	7,853	523,638
QCR Holdings, Inc.	1,914	97,499
Renasant Corp.	5,355	167,504
Republic Bancorp, Inc., Class A	1,997	76,485
Riverview Bancorp, Inc.	2,557	16,237
S&T Bancorp, Inc.	3,996	117,123
Sandy Spring Bancorp, Inc.	4,282	150,983
Seacoast Banking Corp. of Florida	5,003	151,241
ServisFirst Bancshares, Inc.	5,630	450,400
Sierra Bancorp	2,000	39,500
Silvergate Capital Corp.,Class A *	413	31,120
Simmons First National Corp., Class A	10,791	235,136
South State Corp.	7,217	571,009
Southern First Bancshares, Inc. *	923	38,452
Southside Bancshares, Inc.	3,368	119,093
Stock Yards Bancorp, Inc.	2,936	199,677
Summit Financial Group, Inc.	392	10,560
Synovus Financial Corp.	9,560	358,596
Texas Capital Bancshares, Inc. *	3,132	184,882
Tompkins Financial Corp.	1,559	113,215
Towne Bank	5,809	155,855
Trico Bancshares	2,959	132,119
Triumph Bancorp, Inc. *	2,441	132,668
Trustmark Corp.	5,770	176,735
UMB Financial Corp.	4,960	418,078
Umpqua Holdings Corp.	8,081	138,104
United Bankshares, Inc.	12,088	432,146
United Community Banks, Inc.	8,563	283,435
Univest Financial Corp	3,363	78,963
Valley National Bancorp	37,407	403,996
Veritex Holdings, Inc.	3,570	94,926
Washington Federal, Inc.	6,377	191,182
Washington Trust Bancorp, Inc.	2,001	93,006
Webster Financial Corp.	11,093	501,404
WesBanco, Inc.	6,661	222,278
West Bancorp, Inc.	1,763	36,688
Westamerica Bancorp	2,658	138,987

	SHARES	VALUE†
Western Alliance Bancorp	5,446	$358,020
Wintrust Financial Corp.	4,936	402,531
Zions Bancorp NA	10,151	516,280

		28,695,885

Commercial Services & Supplies — 1.7%
ABM Industries, Inc.	7,749	296,244
ACCO Brands Corp.	11,957	58,589
Brady Corp., Class A	5,019	209,443
Brink’s Co. (The)	4,837	234,304
Casella Waste Systems, Inc., Class A *	6,377	487,139
Ceco Environmental Corp. *	4,211	37,267
Cimpress PLC *	2,367	57,944
Clean Harbors, Inc. *	5,266	579,155
Deluxe Corp.	4,032	67,133
Ennis, Inc.	3,110	62,604
Heritage-Crystal Clean, Inc. *	2,532	74,871
HNI Corp.	3,568	94,588
IAA, Inc. *	7,400	235,690
Interface, Inc.	5,834	52,448
KAR Auction Services, Inc. *	5,924	66,171
Kimball International, Inc., Class B	5,056	31,802
Matthews International Corp., Class A	3,451	77,337
MillerKnoll, Inc.	7,005	109,278
MSA Safety, Inc.	4,156	454,168
NL Industries, Inc.	4,571	35,334
SP Plus Corp. *	2,555	80,023
Steelcase, Inc., Class A	11,344	73,963
Stericycle, Inc. *	4,797	202,002
Tetra Tech, Inc.	6,444	828,247
UniFirst Corp.	1,645	276,738
Virco Manufacturing Corp. *	2,494	10,624
VSE Corp.	1,412	49,985

		4,843,091

Communications Equipment — 1.4%
ADTRAN Holdings, Inc.	6,854	134,201
BK Technologies Corp.	2,000	4,820
CalAmp Corp. *	2,187	8,398
Calix, Inc. *	2,654	162,266
Cambium Networks Corp. *	1,078	18,240
Ciena Corp. *	15,659	633,093
Clearfield, Inc. *	2,380	249,043
CommScope Holding Co., Inc. *	9,348	86,095
Comtech Telecommunications Corp.	3,207	32,102
Digi International, Inc. *	3,397	117,434
DZS, Inc. *	1,689	19,086
Extreme Networks, Inc. *	6,499	84,942
F5, Inc. *	3,709	536,804
Harmonic, Inc. *	10,330	135,013
Infinera Corp. *@	7,943	38,444
Juniper Networks, Inc.	19,819	517,672
KVH Industries, Inc. *	2,387	22,008
Lantronix, Inc. *	1,100	5,291
Lumentum Holdings, Inc. *	4,956	339,833
NETGEAR, Inc. *	3,539	70,922
NetScout Systems, Inc. *	8,182	256,260
Optical Cable Corp. *	374	1,290
PC-Tel, Inc.	2,629	12,409
Viasat, Inc. *	4,101	123,973

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Communications Equipment (Continued)
Viavi Solutions, Inc. *	21,651	$282,546

		3,892,185

Computers & Peripherals — 0.4%
AstroNova, Inc. *	1,572	18,392
Avid Technology, Inc. *	7,133	165,914
Intevac, Inc. *	3,414	15,875
Pure Storage, Inc., Class A *	15,010	410,824
Stratasys Ltd. *	600	8,646
Super Micro Computer, Inc. *	2,778	152,984
Western Digital Corp. *	2,204	71,740
Xerox Holdings Corp.	11,888	155,495

		999,870

Construction & Engineering — 2.1%
AECOM	11,954	817,295
Ameresco, Inc., Class A *	4,050	269,244
Arcosa, Inc.	1,853	105,954
Argan, Inc.	985	31,687
Comfort Systems USA, Inc.	4,850	472,050
Dycom Industries, Inc. *	4,084	390,144
EMCOR Group, Inc.	5,995	692,303
Fluor Corp. *@	6,585	163,901
Granite Construction, Inc.	4,358	110,650
Great Lakes Dredge & Dock Corp. *	7,436	56,365
IES Holdings, Inc. *	2,548	70,376
MasTec, Inc. *	6,602	419,227
Matrix Service Co. *	4,086	16,916
MDU Resources Group, Inc.	11,285	308,645
MYR Group, Inc. *	1,935	163,953
Northwest Pipe Co. *	1,211	34,029
NV5 Global, Inc. *	1,843	228,200
Primoris Services Corp.	5,726	93,047
Sterling Infrastructure, Inc. *	3,492	74,973
Tutor Perini Corp. *	3,153	17,405
Valmont Industries, Inc.	2,069	555,775
WillScot Mobile Mini Holdings Corp. *	18,811	758,648

		5,850,787

Construction Materials — 0.1%
Eagle Materials, Inc.	1,439	154,232
Summit Materials, Inc., Class A *	4,678	112,085
United States Lime & Minerals, Inc.	949	96,988

		363,305

Consumer Finance — 0.9%
Atlanticus Holdings Corp. *	3,144	82,467
Bread Financial Holdings, Inc.	293	9,215
Consumer Portfolio Services, Inc. *	4,988	36,263
Credit Acceptance Corp. *@	760	332,880
Encore Capital Group, Inc. *	3,784	172,096
Enova International, Inc. *	4,283	125,363
Ezcorp, Inc., Class A *	5,994	46,214
FirstCash Holdings, Inc.	4,847	355,527
Green Dot Corp., Class A *	5,205	98,791
LendingClub Corp. *	1,512	16,708
LendingTree, Inc. *	900	21,474
Navient Corp.	17,562	257,986
Nelnet, Inc., Class A	3,245	256,972
OneMain Holdings, Inc.	7,656	226,005
PRA Group, Inc. *	5,417	178,003
PROG Holdings, Inc. *	6,028	90,299
Regional Management Corp.	1,467	41,135
SLM Corp.	14,278	199,749

	SHARES	VALUE†
World Acceptance Corp. *	977	$94,593

		2,641,740

Containers & Packaging — 1.3%
AptarGroup, Inc.	5,666	538,440
Berry Global Group, Inc. *	9,609	447,107
Crown Holdings, Inc.	1,875	151,931
Graphic Packaging Holding Co.	8,918	176,041
Greif, Inc., Class A	2,553	152,082
Greif, Inc., Class B	1,193	72,535
Myers Industries, Inc.	4,361	71,826
O-I Glass, Inc. *	5,178	67,055
Packaging Corp. of America	1,324	148,672
Pactiv Evergreen, Inc.	3,303	28,835
Sealed Air Corp.	10,816	481,420
Silgan Holdings, Inc.	12,267	515,705
Sonoco Products Co.	6,744	382,587
Trimas Corp.	5,102	127,907
WestRock Co.	5,218	161,184

		3,523,327

Distributors — 0.0%
Weyco Group, Inc.	1,043	21,215

Diversified Consumer Services — 1.1%
Adtalem Global Education, Inc. *	5,934	216,294
Bright Horizons Family Solutions, Inc. *	3,373	194,453
Carriage Services, Inc.	2,984	95,965
Chegg, Inc. *	4,193	88,347
European Wax Center, Inc., Class A	583	10,756
Frontdoor, Inc. *	4,679	95,405
Graham Holdings Co., Class B	462	248,547
Grand Canyon Education, Inc. *	3,776	310,576
H&R Block, Inc.	11,646	495,421
Laureate Education, Inc., Class A	2,699	28,474
OneSpaWorld Holdings Ltd. *	2,259	18,976
Perdoceo Education Corp. *	6,976	71,853
Service Corp. International	10,864	627,287
Strategic Education, Inc.	2,650	162,737
Stride, Inc. *	4,184	175,854
Terminix Global Holdings, Inc. *	9,365	358,586

		3,199,531

Diversified Financial Services — 0.3%
A-Mark Precious Metals, Inc.	2,332	66,205
Acacia Research Corp. *	1,995	8,060
Cannae Holdings, Inc. *	3,828	79,087
Equitable Holdings, Inc.	2,089	55,045
Jackson Financial, Inc., Class A	1,992	55,278
Voya Financial, Inc.	9,648	583,704

		847,379

Diversified Telecommunication Services — 0.3%
Anterix, Inc. *	536	19,146
ATN International, Inc.	2,105	81,190
Cogent Communications Holdings, Inc.	5,536	288,758
Contra Costa Communications CVR *@§¶	354	1,565
EchoStar Corp., Class A *	1,286	21,180
IDT Corp., Class B *	2,980	73,993
Iridium Communications, Inc. *	4,335	192,344
Liberty Latin America Ltd. Class A *	1,600	9,904
Liberty Latin America Ltd., Class C *	8,750	53,813
Ooma, Inc. *	1,297	15,953

		757,846

Electric Utilities — 1.2%
Allete, Inc.	6,080	304,304
Genie Energy Ltd. Class B	3,300	30,855

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electric Utilities (Continued)
Hawaiian Electric Industries, Inc.	7,162	$248,235
IDACORP, Inc.	2,837	280,891
MGE Energy, Inc.	3,771	247,491
NRG Energy, Inc.	14,356	549,404
OGE Energy Corp.	10,049	366,387
Otter Tail Corp.	4,597	282,807
Pinnacle West Capital Corp.	5,960	384,480
PNM Resources, Inc.	10,204	466,629
Portland General Electric Co.	5,648	245,462

		3,406,945

Electrical Equipment — 1.6%
Acuity Brands, Inc.	2,347	369,582
Allied Motion Technologies, Inc.	1,626	46,536
Atkore, Inc. *	5,678	441,805
AZZ, Inc.	2,809	102,557
Encore Wire Corp.	2,341	270,479
EnerSys	4,742	275,842
Hubbell, Inc.	3,715	828,445
LSI Industries, Inc.	3,137	24,124
nVent Electric PLC	1,295	40,935
Plug Power, Inc. *@	1,062	22,313
Powell Industries, Inc.	1,380	29,090
Preformed Line Products Co.	668	47,528
Regal Rexnord Corp.	7,570	1,062,525
Sensata Technologies Holding PLC	10,094	376,304
Sunrun, Inc. *	6,232	171,941
Thermon Group Holdings, Inc. *	3,577	55,122
Vicor Corp. *	3,445	203,737

		4,368,865

Electronic Equipment, Instruments & Components — 3.0%
Advanced Energy Industries, Inc.	4,145	320,864
Arlo Technologies, Inc. *	10,925	50,692
Arrow Electronics, Inc. *	7,096	654,180
Avnet, Inc.	8,026	289,899
Badger Meter, Inc.	3,368	311,170
Bel Fuse, Inc., Class B	1,421	35,880
Belden, Inc.	4,896	293,858
Benchmark Electronics, Inc.	4,604	114,087
Cognex Corp.	4,633	192,038
Coherent Corp. *	5,930	206,661
CTS Corp.	3,954	164,684
ePlus, Inc. *	3,836	159,347
Fabrinet *	4,275	408,049
FARO Technologies, Inc. *	2,298	63,057
Flex Ltd. *	28,069	467,630
Identiv, Inc. *	927	11,625
Insight Enterprises, Inc. *	3,841	316,537
IPG Photonics Corp. *	1,551	130,827
Itron, Inc. *	4,157	175,051
Jabil, Inc.	5,378	310,364
Key Tronic Corp. *	1,700	6,868
Kimball Electronics, Inc. *	2,987	51,227
Knowles Corp. *	6,561	79,847
Littelfuse, Inc.	1,865	370,557
Methode Electronics, Inc.	4,122	153,132
NAPCO Security Technologies, Inc. *	5,355	155,723
National Instruments Corp.	7,611	287,239
Novanta, Inc. *	4,244	490,819

	SHARES	VALUE†
OSI Systems, Inc. *	1,764	$127,114
PC Connection, Inc.	2,926	131,933
Plexus Corp. *	3,061	268,021
Richardson Electronics Ltd.	1,505	22,726
Rogers Corp. *	2,017	487,872
Sanmina Corp. *	6,551	301,870
Scansource, Inc. *	2,807	74,133
TD SYNNEX Corp.	3,213	260,864
TTM Technologies, Inc. *	10,405	137,138
Vishay Intertechnology, Inc.	11,850	210,812
Vishay Precision Group, Inc. *	1,694	50,125
Vontier Corp.	8,347	139,478
Wayside Technology Group, Inc.	315	8,467

		8,492,465

Energy Equipment & Services — 0.7%
Archrock, Inc.	14,462	92,846
Bristow Group, Inc. *	1,579	37,091
Cactus, Inc., Class A	3,486	133,967
ChampionX Corp.	4,720	92,370
DMC Global, Inc. *	390	6,232
Dril-Quip, Inc. *	2,081	40,621
Expro Group Holdings NV *	837	10,663
Exterran Corp. *	3,877	16,128
Helix Energy Solutions Group, Inc. *	3,308	12,769
Helmerich & Payne, Inc.	6,380	235,869
Liberty Energy, Inc., Class A *	7,161	90,802
Nabors Industries Ltd. *	367	37,232
Natural Gas Services Group, Inc. *	2,179	21,877
NexTier Oilfield Solutions, Inc. *	17,336	128,286
Noble Corp. PLC	1,543	45,642
NOV, Inc.	23,731	383,968
Oceaneering International, Inc. *	969	7,713
Patterson-UTI Energy, Inc.	8,600	100,448
ProPetro Holding Corp. *	4,527	36,442
RPC, Inc.	10,242	70,977
SEACOR Marine Holdings, Inc. *	3,233	18,170
TechnipFMC PLC *	9,018	76,292
Tetra Technologies, Inc. *	4,049	14,536
Tidewater, Inc. *	2,014	43,704
Transocean Ltd. *@	16,188	39,984
U.S. Silica Holdings, Inc. *	4,267	46,724
Valaris Ltd. *	1,135	55,547
Weatherford International PLC *	2,581	83,341

		1,980,241

Entertainment — 0.4%
Cinemark Holdings, Inc. *	7,484	90,631
Endeavor Group Holdings, Inc., Class A *	3,669	74,334
IMAX Corp. *	4,117	58,132
Liberty Braves Group, Class C *	1,826	50,215
Liberty Media Corp.-Liberty Braves, Class A *@	338	9,515
Liberty Media Corp.-Liberty Formula One, Class C *	7,366	430,911
Lions Gate Entertainment Corp., Class A *	3,637	27,023
Lions Gate Entertainment Corp., Class B *	6,300	43,785
Madison Square Garden Entertainment Corp. *	1,018	44,884
Madison Square Garden Sports Corp. *	156	21,319
Marcus Corp. (The) @	3,100	43,059
Playtika Holding Corp. *@	7,992	75,045

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Entertainment (Continued)
Sciplay Corp., Class A *	1,456	$17,122
World Wrestling Entertainment, Inc., Class A	2,566	180,056

		1,166,031

Food & Staples Retailing — 1.0%
Andersons, Inc. (The)	4,055	125,827
BJ’s Wholesale Club Holdings, Inc. *	3,430	249,738
Casey’s General Stores, Inc.	2,355	476,935
Chefs’ Warehouse Inc. (The) *	4,636	134,305
Grocery Outlet Holding Corp. *	376	12,517
Ingles Markets, Inc., Class A	1,973	156,281
Natural Grocers by Vitamin Cottage, Inc.	2,710	29,241
Performance Food Group Co. *	9,263	397,846
PriceSmart, Inc.	3,201	184,346
SpartanNash Co.	4,477	129,922
Sprouts Farmers Market, Inc. *	7,149	198,385
United Natural Foods, Inc. *	4,219	145,007
US Foods Holding Corp. *	13,615	359,981
Village Super Market, Inc., Class A	1,435	27,738
Weis Markets, Inc.	2,943	209,659

		2,837,728

Food Products — 1.9%
B&G Foods, Inc.	8,145	134,311
Bunge Ltd.	682	56,313
Cal-Maine Foods, Inc.	5,021	279,117
Calavo Growers, Inc.	2,189	69,501
Darling Ingredients, Inc. *	19,384	1,282,252
Flowers Foods, Inc.	10,685	263,813
Fresh Del Monte Produce, Inc.	5,010	116,432
Hain Celestial Group, Inc. (The) *	1,695	28,612
Hostess Brands, Inc. *	4,664	108,391
Ingredion, Inc.	3,754	302,272
J&J Snack Foods Corp.	2,148	278,101
John B. Sanfilippo & Son, Inc.	1,112	84,212
Lamb Weston Holdings, Inc.	8,392	649,373
Lancaster Colony Corp.	2,908	437,014
Landec Corp. *	3,872	34,422
Lifeway Foods, Inc. *	1,756	10,044
Limoneira Co.	2,072	27,309
Pilgrim’s Pride Corp. *	5,624	129,464
Post Holdings, Inc. *	4,776	391,202
Seaboard Corp.	42	142,912
Seneca Foods Corp., Class A *	800	40,352
Simply Good Foods Co. (The) *	3,733	119,419
Tootsie Roll Industries, Inc.	4,999	166,367
TreeHouse Foods, Inc. *	2,590	109,868
Vital Farms, Inc. *	1,570	18,793

		5,279,866

Gas Utilities — 0.9%
Chesapeake Utilities Corp.	2,106	243,011
National Fuel Gas Co.	4,000	246,200
New Jersey Resources Corp.	9,687	374,887
Northwest Natural Holding Co.	3,354	145,497
ONE Gas, Inc.	5,011	352,724
RGC Resources, Inc.	600	12,636
South Jersey Industries, Inc.	10,442	348,972
Southwest Gas Holdings, Inc.	4,019	280,325
Spire, Inc.	4,808	299,683
UGI Corp.	10,146	328,020

		2,631,955

	SHARES	VALUE†
Health Care — 0.0%
Contra Aduro Biotech *§	237	$365

Health Care Equipment & Supplies — 2.8%
Abiomed, Inc. *	90	22,109
Accuray, Inc. *@	10,241	21,301
Achillion Pharmaceuticals, Inc. *@§	23,152	—
Angiodynamics, Inc. *	4,953	101,338
Artivion, Inc. *	5,028	69,588
AtriCure, Inc. *	3,895	152,295
Atrion Corp.	201	113,565
Avanos Medical, Inc. *	4,019	87,534
Axonics, Inc. *	2,988	210,475
Cardiovascular Systems, Inc. *	1,484	20,568
CONMED Corp.	2,255	180,783
Cutera, Inc. *@	1,969	89,786
Dentsply Sirona, Inc.	8,909	252,570
Electromed, Inc. *	2,175	22,294
Embecta Corp.	1,022	29,423
Enovis Corp. *	2,937	135,308
Envista Holdings Corp. *	11,739	385,157
Figs, Inc., Class A *@	2,862	23,612
Fonar Corp. *	1,282	18,140
Glaukos Corp. *	2,946	156,845
Globus Medical, Inc., Class A *	5,734	341,574
Haemonetics Corp. *	5,164	382,291
Heska Corp. *	880	64,170
ICU Medical, Inc. *	97	14,608
Inogen, Inc. *	1,706	41,422
Integer Holdings Corp. *	3,152	196,149
Integra LifeSciences Holdings Corp. *	6,371	269,876
Invacare Corp. *@	974	760
iRadimed Corp.	325	9,770
Lantheus Holdings, Inc. *	7,277	511,791
LeMaitre Vascular, Inc.	2,735	138,610
LENSAR, Inc. *	1,385	7,687
LivaNova PLC *	3,953	200,694
Masimo Corp. *	1,950	275,262
Meridian Bioscience, Inc. *	4,782	150,777
Merit Medical Systems, Inc. *	5,761	325,554
Mesa Laboratories, Inc.	188	26,476
Neogen Corp. *	10,822	151,183
Novocure Ltd. *	829	62,987
NuVasive, Inc. *	5,261	230,484
Omnicell, Inc. *	4,593	399,729
OraSure Technologies, Inc. *	9,521	36,085
Orthofix Medical, Inc. *	558	10,663
OrthoPediatrics Corp. *	1,252	57,767
Penumbra, Inc. *	2,652	502,819
Pulmonx Corp. *@	667	11,112
QuidelOrtho Corp. *	965	68,978
SeaSpine Holdings Corp. *	2,964	16,836
Shockwave Medical, Inc. *	2,116	588,396
STAAR Surgical Co. *	2,426	171,154
SurModics, Inc. *	1,788	54,355
Teleflex, Inc.	358	72,123
TransMedics Group, Inc. *	1,354	56,516
UFP Technologies, Inc. *	913	78,372
Utah Medical Products, Inc.	630	53,745
Varex Imaging Corp. *@	2,200	46,508

		7,719,974

Health Care Providers & Services — 3.4%
Acadia Healthcare Co., Inc. *	8,543	667,892
Addus HomeCare Corp. *	1,648	156,955
Agiliti, Inc. *@	3,373	48,268

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
Amedisys, Inc. *	3,653	$353,574
AMN Healthcare Services, Inc. *	5,001	529,906
Apollo Medical Holdings, Inc. *@	3,702	144,378
Brookdale Senior Living, Inc. *	16,230	69,302
Castle Biosciences, Inc. *	883	23,029
Chemed Corp.	1,565	683,216
Corvel Corp. *	2,837	392,726
Cross Country Healthcare, Inc. *	5,512	156,375
DaVita, Inc. *	8,508	704,207
Encompass Health Corp.	6,968	315,163
Enhabit, Inc. *	3,708	52,060
Ensign Group, Inc. (The)	6,774	538,533
Enzo Biochem, Inc. *	6,609	14,738
Fulgent Genetics, Inc. *	1,205	45,935
Hanger, Inc. *	2,058	38,526
HealthEquity, Inc. *	5,161	346,664
Henry Schein, Inc. *	10,880	715,577
Joint Corp. (The) *	1,139	17,894
LHC Group, Inc. *	3,259	533,368
ModivCare, Inc. *	1,383	137,857
National Healthcare Corp.	1,582	100,204
National Research Corp.	2,987	118,883
Option Care Health, Inc. *	5,361	168,711
Owens & Minor, Inc.	7,179	173,014
Patterson Cos., Inc.	6,230	149,645
Pediatrix Medical Group, Inc. *	4,871	80,420
Pennant Group, Inc. (The) *	3,997	41,609
Premier, Inc., Class A	5,911	200,619
R1 RCM, Inc. *	20,856	386,462
RadNet, Inc. *	5,402	109,931
Select Medical Holdings Corp.	12,138	268,250
Surgery Partners, Inc. *@	5,031	117,725
Tenet Healthcare Corp. *	11,198	577,593
U.S. Physical Therapy, Inc.	1,511	114,866
Universal Health Services, Inc., Class B	3,730	328,911

		9,622,986

Health Care Technology — 0.3%
Allscripts Healthcare Solutions, Inc. *	14,834	225,922
Certara, Inc. *	4,758	63,186
Computer Programs & Systems, Inc. *	1,636	45,612
Doximity, Inc., Class A *@	2,443	73,827
Evolent Health, Inc., Class A *	5,196	186,692
HealthStream, Inc. *	3,803	80,852
NextGen Healthcare, Inc. *	6,391	113,121
Phreesia, Inc. *	615	15,670
Schrodinger, Inc. *	2,526	63,099
Simulations Plus, Inc.	1,218	59,122

		927,103

Hotels, Restaurants & Leisure — 3.0%
Aramark	20,945	653,484
Biglari Holdings, Inc., Class A *	7	4,121
Biglari Holdings, Inc., Class B *	74	8,554
BJ’s Restaurants, Inc. *	2,751	65,611
Bloomin’ Brands, Inc.	8,154	149,463
Bluegreen Vacations Holding Corp.	1,017	16,801
Boyd Gaming Corp.	1,865	88,867
Brinker International, Inc. *	5,679	141,861
Caesars Entertainment, Inc. *	531	17,130

	SHARES	VALUE†
Carnival Corp. *@	4,641	$32,626
Cheesecake Factory, Inc. (The)	5,035	147,425
Choice Hotels International, Inc.	6,024	659,749
Churchill Downs, Inc.	3,811	701,796
Chuy’s Holdings, Inc. *	1,904	44,135
Cracker Barrel Old Country Store, Inc. @	2,324	215,156
Dave & Buster’s Entertainment, Inc. *	4,530	140,566
Denny’s Corp. *	4,694	44,171
DineEquity, Inc.	226	14,365
Domino’s Pizza, Inc.	197	61,109
DraftKings, Inc. Class A *	3,043	46,071
El Pollo Loco Holdings, Inc. *	4,284	38,213
Everi Holdings, Inc. *	4,400	71,368
Fiesta Restaurant Group, Inc. *	4,058	25,728
Hyatt Hotels Corp., Class A *	811	65,659
International Game Technology PLC @	969	15,310
Jack in the Box, Inc. @	3,000	222,210
Light & Wonder, Inc., Class A *	1,500	64,320
Marriott Vacations Worldwide Corp.	5,154	628,067
Monarch Casino & Resort, Inc. *	1,490	83,649
Nathan’s Famous, Inc.	794	50,554
Papa John’s International, Inc.	4,290	300,343
Penn Entertainment, Inc. *	2,608	71,746
Planet Fitness, Inc. Class A *	8,887	512,424
Playa Hotels & Resorts NV *	1,000	5,820
Royal Caribbean Cruises Ltd. *	1,058	40,098
Ruth’s Hospitality Group, Inc.	2,754	46,432
SeaWorld Entertainment, Inc. *	4,795	218,221
Shake Shack, Inc., Class A *	2,266	101,925
Six Flags Entertainment Corp. *@	3,483	61,649
Texas Roadhouse, Inc.	6,983	609,337
Travel + Leisure Co.	3,770	128,632
Vail Resorts, Inc.	2,071	446,590
Wendy’s Co. (The)	22,109	413,217
Wingstop, Inc.	1,286	161,290
Wyndham Hotels & Resorts, Inc.	5,481	336,259
Wynn Resorts Ltd. *@	4,811	303,237

		8,275,359

Household Durables — 1.9%
Bassett Furniture Industries, Inc.	1,080	16,934
Beazer Homes USA, Inc. *	1,643	15,888
Cavco Industries, Inc. *	986	202,879
Century Communities, Inc.	3,674	157,174
Ethan Allen Interiors, Inc.	2,598	54,922
Flexsteel Industries, Inc.	1,069	16,783
GoPro, Inc., Class A *	6,985	34,436
Green Brick Partners, Inc. *	4,024	86,033
Hamilton Beach Brands Holding Co., Class A	2,000	23,340
Helen of Troy Ltd. *	2,629	253,541
Hooker Furnishings Corp.	1,742	23,500
Installed Building Products, Inc.	3,050	247,019
iRobot Corp. *	3,109	175,130
KB Home	7,849	203,446
La-Z-Boy, Inc.	4,321	97,525
Leggett & Platt, Inc.	8,008	266,026
LGI Homes, Inc. *	624	50,775
Lifetime Brands, Inc.	3,200	21,664
M.D.C. Holdings, Inc.	6,276	172,088
M/I Homes, Inc. *	3,074	111,371

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Household Durables (Continued)
Meritage Homes Corp. *	3,491	$245,313
Mohawk Industries, Inc. *	3,847	350,808
Newell Brands, Inc.	27,926	387,892
Orleans Homebuilders, Inc. *@§	4,953	—
Skyline Champion Corp. *	2,566	135,664
Sonos, Inc. *	2,051	28,509
Taylor Morrison Home Corp. *	9,778	228,023
Tempur Sealy International, Inc.	19,486	470,392
Toll Brothers, Inc.	10,507	441,294
TopBuild Corp. *	3,486	574,423
TRI Pointe Homes, Inc. *	12,577	190,038
Universal Electronics, Inc. *	1,292	25,414
VOXX International Corp. *	3,284	24,991

		5,333,235

Household Products — 0.2%
Central Garden & Pet Co. *	1,247	44,942
Central Garden & Pet Co., Class A *	4,555	155,599
Energizer Holdings, Inc.	3,375	84,847
Spectrum Brands Holdings, Inc.	2,858	111,548
WD-40 Co. @	1,589	279,251

		676,187

Independent Power Producers & Energy Traders — 0.6%
Atlantica Sustainable Infrastructure PLC	1,800	47,340
Brookfield Renewable Corp. Class A	2,097	68,530
Clearway Energy, Inc., Class A	3,716	108,136
Clearway Energy, Inc., Class C	9,495	302,416
Ormat Technologies, Inc. @	5,451	469,876
Sunnova Energy International, Inc. *	6,655	146,942
Vistra Corp.	28,253	593,313

		1,736,553

Insurance — 4.4%
Alleghany Corp. *	781	655,548
Ambac Financial Group, Inc. *	900	11,475
American Equity Investment Life Holding Co.	10,429	388,897
American Financial Group, Inc.	6,162	757,495
AMERISAFE, Inc.	1,961	91,638
Argo Group International Holdings Ltd.	3,856	74,267
Assurant, Inc.	4,350	631,924
Assured Guaranty Ltd.	4,657	225,632
Axis Capital Holdings Ltd.	4,830	237,395
Brighthouse Financial, Inc. *	5,115	222,093
BRP Group, Inc., Class A *	3,130	82,476
Citizens, Inc. *	6,126	20,461
CNO Financial Group, Inc.	10,476	188,254
Crawford & Co., Class A	5,638	32,362
Crawford & Co., Class B	3,345	17,561
Donegal Group, Inc., Class A	3,630	48,969
eHealth, Inc. *	3,214	12,567
Employers Holdings, Inc.	2,665	91,916
Enstar Group Ltd. *	1,195	202,660
Erie Indemnity Co., Class A	1,600	355,696
Everest Re Group Ltd.	2,558	671,322
Fidelity National Financial, Inc.	12,902	467,052
First American Financial Corp.	7,508	346,119
Genworth Financial, Inc., Class A *	14,918	52,213
Global Indemnity Group LLC Class A	2,287	50,474
Globe Life, Inc.	5,598	558,121
Hanover Insurance Group, Inc. (The)	2,145	274,860
HCI Group, Inc. @	1,239	48,569
Horace Mann Educators Corp.	4,392	154,994

	SHARES	VALUE†
Investors Title Co.	279	$39,339
James River Group Holdings Ltd.	829	18,909
Kemper Corp.	5,843	241,082
Kinsale Capital Group, Inc.	808	206,379
Lincoln National Corp.	8,515	373,894
MBIA, Inc. *	9,889	90,979
Mercury General Corp.	5,031	142,981
Old Republic International Corp.	20,327	425,444
Oscar Health, Inc., Class A *	3,732	18,623
Palomar Holdings, Inc. *	1,593	133,366
Primerica, Inc.	4,105	506,762
Reinsurance Group of America, Inc.	3,019	379,820
RenaissanceRe Holdings Ltd.	2,896	406,569
RLI Corp.	5,024	514,357
Safety Insurance Group, Inc.	1,656	135,063
Selective Insurance Group, Inc.	6,118	498,005
Stewart Information Services Corp.	3,069	133,931
Unico American Corp. *	1,700	2,023
United Fire Group, Inc.	2,400	68,952
Universal Insurance Holdings, Inc.	4,293	42,286
Unum Group	14,680	569,584
White Mountains Insurance Group Ltd.	170	221,513

		12,142,871

Interactive Media & Services — 0.3%
Angi, Inc. *	2,836	8,366
Cargurus, Inc. *	4,246	60,166
Cars.com, Inc. *	3,931	45,206
DHI Group, Inc. *	8,881	47,780
QuinStreet, Inc. *	3,180	33,390
Shutterstock, Inc.	2,721	136,513
Travelzoo *	1,588	7,035
TripAdvisor, Inc. *	4,226	93,310
Yelp, Inc. *	3,472	117,736
Ziff Davis, Inc. *	2,996	205,166
Zillow Group, Inc., Class A *	1,513	43,317
Zillow Group, Inc., Class C *@	4,328	123,824

		921,809

Internet & Catalog Retail — 0.1%
1-800-Flowers.com, Inc., Class A *	3,880	25,181
Duluth Holdings, Inc., Class B *	1,185	8,343
Liquidity Services, Inc. *	4,207	68,406
PetMed Express, Inc.	2,360	46,067
Qurate Retail, Inc., Series A	15,608	31,372
Revolve Group, Inc. *@	706	15,313

		194,682

IT Services — 2.1%
Amdocs Ltd.	5,665	450,084
BM Technologies, Inc. *	823	5,506
Cass Information Systems, Inc.	1,788	62,026
Computer Task Group, Inc. *	4,027	26,981
Concentrix Corp.	3,341	372,956
Conduent, Inc. *	5,702	19,045
CSG Systems International, Inc.	4,225	223,418
DXC Technology Co. *	10,737	262,842
Edgio, Inc. *	15,146	42,106
Euronet Worldwide, Inc. *	2,789	211,295
EVERTEC, Inc.	4,311	135,150
Evo Payments, Inc., Class A *	1,928	64,202
ExlService Holdings, Inc. *	3,892	573,525
Flywire Corp. *	4,301	98,751
Genpact Ltd.	12,745	557,849
Globant SA *	1,874	350,588
GoDaddy, Inc., Class A *	8,025	568,812
Grid Dynamics Holdings, Inc. *	4,703	88,087

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
IT Services (Continued)
Hackett Group, Inc. (The)	4,098	$72,616
I3 Verticals, Inc., Class A *	502	10,055
International Money Express, Inc. *	1,977	45,056
Kyndryl Holdings, Inc. *	2,623	21,692
Marqeta, Inc., Class A *	1,798	12,802
Maximus, Inc.	2,874	166,318
MoneyGram International, Inc. *	131	1,362
Paya Holdings, Inc. *	1,733	10,589
Perficient, Inc. *	4,602	299,222
PFSweb, Inc. *	3,727	34,736
Shift4 Payments, Inc., Class A *	2,348	104,744
SolarWinds Corp. *	2,568	19,902
Switch, Inc., Class A	777	26,177
TTEC Holdings, Inc.	4,929	218,404
Unisys Corp. *	700	5,285
Verra Mobility Corp. *	8,704	133,780
Western Union Co. (The)	12,000	162,000
WEX, Inc. *	2,575	326,870

		5,784,833

Leisure Equipment & Products — 0.6%
American Outdoor Brands, Inc. *	1,946	17,066
Brunswick Corp.	4,070	266,381
Escalade, Inc.	1,950	19,402
Hasbro, Inc.	3,528	237,858
Johnson Outdoors, Inc., Class A	1,000	51,310
Malibu Boats, Inc., Class A *	2,116	101,547
Marine Products Corp.	3,930	33,248
MasterCraft Boat Holdings, Inc. *	2,183	41,150
Mattel, Inc. *	16,916	320,389
Nautilus, Inc. *	2,812	4,584
Polaris, Inc.	3,530	337,644
Smith & Wesson Brands, Inc.	4,598	47,681
Topgolf Callaway Brands Corp. *	4,593	88,461
Vista Outdoor, Inc. *	4,383	106,595
YETI Holdings, Inc. *	1,234	35,194

		1,708,510

Life Sciences Tools & Services — 0.8%
Adaptive Biotechnologies Corp. *	4,578	32,595
Azenta, Inc.	937	40,160
Bruker Corp.	10,230	542,804
Charles River Laboratories International, Inc. *	527	103,714
CryoPort, Inc. *	2,497	60,827
Harvard Bioscience, Inc. *	5,522	14,136
Medpace Holdings, Inc. *	2,141	336,501
NeoGenomics, Inc. *	5,114	44,031
Repligen Corp. *	4,248	794,843
Sotera Health Co. *	7,130	48,627
Syneos Health, Inc. *	7,400	348,910

		2,367,148

Machinery — 4.6%
AGCO Corp.	5,729	550,958
Alamo Group, Inc.	1,320	161,396
Albany International Corp., Class A	3,573	281,660
Allison Transmission Holdings, Inc.	6,647	224,403
Altra Industrial Motion Corp.	2,666	89,631
Astec Industries, Inc.	1,967	61,351

	SHARES	VALUE†
Barnes Group, Inc.	4,989	$144,082
Blue Bird Corp. *@	662	5,528
Chart Industries, Inc. *@	3,344	616,466
CIRCOR International, Inc. *	2,600	42,874
Columbus McKinnon Corp.	2,642	69,115
Commercial Vehicle Group, Inc. *	3,758	16,911
Crane Holdings Co.	3,089	270,411
Donaldson Co., Inc.	8,206	402,176
Douglas Dynamics, Inc.	2,507	70,246
Eastern Co. (The)	1,272	22,069
Enerpac Tool Group Corp.	6,499	115,877
EnPro Industries, Inc.	2,344	199,193
Esab Corp.	418	13,944
ESCO Technologies, Inc.	2,646	194,322
Federal Signal Corp.	5,985	223,360
Flowserve Corp.	5,054	122,812
Franklin Electric Co., Inc.	5,666	462,969
Gorman-Rupp Co. (The)	3,803	90,473
Graco, Inc.	10,654	638,707
Graham Corp.	1,759	15,462
Greenbrier Cos., Inc. (The)	3,984	96,692
Helios Technologies, Inc.	3,760	190,256
Hurco Cos., Inc.	1,000	22,480
Hyster-Yale Materials Handling, Inc.	1,765	37,965
ITT, Inc.	5,131	335,260
John Bean Technologies Corp.	3,520	302,720
Kadant, Inc.	1,660	276,905
Kennametal, Inc.	6,340	130,477
LB Foster Co., Class A *	2,165	21,130
Lincoln Electric Holdings, Inc.	3,365	423,048
Lindsay Corp.	1,209	173,226
Manitex International, Inc. *	1,300	7,449
Manitowoc Co., Inc. (The) *	3,607	27,954
Middleby Corp. (The) *	4,055	519,729
Miller Industries, Inc.	1,261	26,847
Mueller Industries, Inc.	6,958	413,584
Mueller Water Products, Inc., Class A	16,726	171,776
Nordson Corp.	2,976	631,716
Omega Flex, Inc. @	1,002	92,805
Oshkosh Corp.	4,130	290,298
Park-Ohio Holdings Corp.	2,182	24,678
Pentair PLC	11,013	447,458
Perma-Pipe International Holdings, Inc. *	1,900	17,955
RBC Bearings, Inc. *	336	69,824
Shyft Group, Inc. (The)	3,913	79,943
Snap-On, Inc.	1,600	322,160
SPX Technologies, Inc. *	4,956	273,670
Standex International Corp.	1,427	116,515
Tennant Co.	2,037	115,213
Terex Corp.	6,869	204,284
Timken Co. (The)	6,902	407,494
Titan International, Inc. *	7,879	95,651
Toro Co. (The)	7,421	641,768
Trinity Industries, Inc.	4,908	104,786
Wabash National Corp.	6,446	100,300
Watts Water Technologies, Inc., Class A	3,406	428,236

		12,748,648

Marine — 0.2%
Costamare, Inc.	5,728	51,266
Eagle Bulk Shipping, Inc. @	436	18,827

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Marine (Continued)
Kirby Corp. *	4,368	$265,443
Matson, Inc.	5,291	325,502

		661,038

Media — 1.2%
Altice USA, Inc., Class A *	21,205	123,625
AMC Networks, Inc., Class A *	880	17,864
Boston Omaha Corp., Class A *	789	18,179
Cable One, Inc.	397	338,661
DISH Network Corp., Class A *	4,087	56,523
Entravision Communications Corp., Class A	5,678	22,542
EW Scripps Co. (The), Class A *	7,073	79,713
Gannett Co., Inc. *	1	2
Gray Television, Inc.	8,433	120,761
iHeartMedia, Inc., Class A *	2,052	15,041
Interpublic Group of Cos., Inc. (The)	16,227	415,411
John Wiley & Sons, Inc., Class A	2,818	105,844
Loyalty Ventures, Inc. *@	889	1,076
New York Times Co. (The), Class A	18,114	520,777
News Corp., Class A	19,977	301,852
News Corp., Class B	7,188	110,839
Nexstar Media Group, Inc. Class A	4,189	698,935
PubMatic, Inc., Class A *	764	12,705
Saga Communications, Inc., Class A	664	17,364
Scholastic Corp.	3,519	108,244
Sinclair Broadcast Group, Inc., Class A	2,132	38,568
TechTarget, Inc. *	3,517	208,206
Thryv Holdings, Inc. *	855	19,520
WideOpenWest, Inc. *	4,405	54,049

		3,406,301

Metals & Mining — 2.1%
Alcoa Corp.	16,066	540,782
Alpha Metallurgical Resources, Inc.	550	75,262
Arconic Corp. *	2,519	42,924
ATI, Inc. *	14,726	391,859
Carpenter Technology Corp.	3,912	121,820
Century Aluminum Co. *	8,912	47,055
Cleveland-Cliffs, Inc. *	21,519	289,861
Coeur Mining, Inc. *	9,190	31,430
Commercial Metals Co.	13,236	469,613
Compass Minerals International, Inc.	620	23,889
Ferroglobe PLC *	6,755	35,666
Ferroglobe Representation & Warranty Insurance Trust *§	24,025	—
Fortitude Gold Corp.	4,671	25,831
Friedman Industries, Inc.	700	4,977
Haynes International, Inc.	1,229	43,162
Hecla Mining Co.	30,869	121,624
Kaiser Aluminum Corp.	2,372	145,522
Materion Corp.	2,319	185,520
MP Materials Corp. *	4,280	116,844
Olympic Steel, Inc.	1,200	27,372
Reliance Steel & Aluminum Co.	5,864	1,022,740
Royal Gold, Inc.	4,388	411,682
Ryerson Holding Corp.	5,114	131,634
Schnitzer Steel Industries, Inc., Class A	2,809	79,944
Steel Dynamics, Inc.	14,567	1,033,529
SunCoke Energy, Inc.	8,204	47,665
TimkenSteel Corp. *	5,303	79,492
United States Steel Corp.	11,074	200,661
Warrior Met Coal, Inc.	738	20,989

	SHARES	VALUE†
Worthington Industries, Inc.	4,458	$170,028

		5,939,377

Multi-Utilities — 0.5%
Avista Corp.	6,896	255,497
Black Hills Corp.	6,023	407,938
NiSource, Inc.	18,689	470,776
NorthWestern Corp.	4,148	204,413
Unitil Corp.	1,923	89,323

		1,427,947

Multiline Retail — 0.4%
Big Lots, Inc. @	2,922	45,613
Dillard’s, Inc., Class A	1,103	300,854
Franchise Group, Inc. @	610	14,823
Kohl’s Corp.	8,435	212,140
Macy’s, Inc.	19,449	304,766
Nordstrom, Inc. @	2,914	48,751
Ollie’s Bargain Outlet Holdings, Inc. *	3,753	193,655

		1,120,602

Oil, Gas & Consumable Fuels — 3.4%
Adams Resources & Energy, Inc.	536	15,973
Alto Ingredients, Inc. *	5,761	20,970
Amplify Energy Corp. *	1,867	12,266
Antero Midstream Corp.	21,664	198,876
Antero Resources Corp. *	2,945	89,911
APA Corp.	13,841	473,224
Arch Resources, Inc.	1,708	202,569
Ardmore Shipping Corp. *	1,612	14,718
Berry Corp.	4,166	31,245
Brigham Minerals, Inc., Class A	2,113	52,128
California Resources Corp.	3,020	116,059
Callon Petroleum Co. *	3,157	110,527
Centrus Energy Corp. Class A *	400	16,392
Chesapeake Energy Corp. @	4,468	420,930
Chord Energy Corp.	804	109,963
Civitas Resources, Inc.	1,752	100,547
Clean Energy Fuels Corp. *	20,279	108,290
CNX Resources Corp. *	16,780	260,593
Comstock Resources, Inc. *	8,329	144,008
CONSOL Energy, Inc.	2,376	152,824
CVR Energy, Inc.	2,454	71,117
Delek US Holdings, Inc.	7,082	192,205
Denbury, Inc. *	1,548	133,530
DHT Holdings, Inc.	11,638	87,983
Dorian LPG Ltd.	3,332	45,215
Earthstone Energy, Inc., Class A *@	6,835	84,207
EnLink Midstream LLC	27,038	240,368
EQT Corp.	16,054	654,200
Equitrans Midstream Corp.	13,839	103,516
Evolution Petroleum Corp.	5,356	37,278
Green Plains, Inc. *	5,096	148,141
Gulfport Energy Corp. *	707	62,421
HF Sinclair Corp.	9,611	517,456
International Seaways, Inc.	4,383	153,975
Kosmos Energy Ltd. *	18,274	94,477
Laredo Petroleum, Inc. *	578	36,327
Magnolia Oil & Gas Corp., Class A	7,613	150,814
Matador Resources Co.	10,827	529,657
Murphy Oil Corp.	13,521	475,534
NACCO Industries, Inc., Class A	1,000	47,030
New Fortress Energy, Inc.	3,932	171,868
Northern Oil and Gas, Inc.	1,306	35,797
Overseas Shipholding Group, Inc., Class A *	11,837	35,156
Ovintiv, Inc.	255	11,730

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Par Pacific Holdings, Inc. *	4,135	$67,855
PBF Energy, Inc., Class A *	10,429	366,684
PDC Energy, Inc.	8,838	510,748
Peabody Energy Corp. *@	3,580	88,856
Permian Resources Corp., Class A *	14,045	95,506
Range Resources Corp.	10,825	273,439
Rex American Resources Corp. *	2,364	66,003
SandRidge Energy, Inc. *	2,175	35,474
Scorpio Tankers, Inc.	4,277	179,805
SFL Corp. Ltd.	10,975	99,982
SM Energy Co.	2,124	79,884
Southwestern Energy Co. *	62,679	383,595
Talos Energy, Inc. *	3,212	53,480
Teekay Tankers Ltd., Class A *	1,197	32,965
Texas Pacific Land Corp.	152	270,139
W&T Offshore, Inc. *	6,591	38,623
World Fuel Services Corp.	4,796	112,418

		9,527,471

Paper & Forest Products — 0.3%
Clearwater Paper Corp. *	1,838	69,109
Glatfelter Corp.	4,665	14,508
Louisiana-Pacific Corp.	10,788	552,238
Mercer International, Inc.	7,857	96,641
Resolute Forest Products, Inc. *	7,629	152,580
Sylvamo Corp.	1,229	41,663

		926,739

Personal Products — 0.5%
BellRing Brands, Inc. *	6,987	144,002
Coty, Inc., Class A *	43,703	276,203
Edgewell Personal Care Co.	3,865	144,551
elf Beauty, Inc. *	2,995	112,672
Herbalife Nutrition Ltd. *	5,137	102,175
Inter Parfums, Inc.	3,888	293,389
Medifast, Inc.	1,490	161,456
Natural Alternatives International, Inc. *	1,000	9,270
Nature’s Sunshine Products, Inc. *	1,700	14,008
Nu Skin Enterprises, Inc., Class A	3,817	127,373
United-Guardian, Inc.	600	6,816
USANA Health Sciences, Inc. *	2,205	123,590

		1,515,505

Pharmaceuticals — 1.0%
Amneal Pharmaceuticals, Inc. *	7,273	14,692
Amphastar Pharmaceuticals, Inc. *	5,670	159,327
ANI Pharmaceuticals, Inc. *	1,305	41,943
Cara Therapeutics, Inc. *@	2,304	21,565
Collegium Pharmaceutical, Inc. *	1,890	30,278
Contra Zogenix, Inc. @*§	3,347	1,707
Corcept Therapeutics, Inc. *	7,059	180,993
Cumberland Pharmaceuticals, Inc. *	5,912	14,248
Cymabay Therapeutics, Inc. *	2,700	9,450
Edgewise Therapeutics, Inc. *	1,162	11,434
Elanco Animal Health, Inc. *	12,367	153,475
Harmony Biosciences Holdings, Inc. *	2,707	119,893
Innoviva, Inc. *	5,963	69,230
Intra-Cellular Therapies, Inc. *	4,163	193,704
Jazz Pharmaceuticals PLC *	4,329	577,012
Organon & Co.	7,250	169,650

	SHARES	VALUE†
Pacira BioSciences, Inc. *	2,517	$133,879
Perrigo Co. PLC	12,427	443,147
Prestige Consumer Healthcare, Inc. *	6,078	302,867
SIGA Technologies, Inc.	1,900	19,570
Supernus Pharmaceuticals, Inc. *	5,158	174,598
Taro Pharmaceutical Industries Ltd. *	782	23,444

		2,866,106

Professional Services — 2.7%
ASGN, Inc. *	5,882	531,556
Barrett Business Services, Inc.	935	72,930
Booz Allen Hamilton Holding Corp.	2,134	197,075
CACI International, Inc., Class A *	2,530	660,482
CBIZ, Inc. *	6,173	264,081
CRA International, Inc.	773	68,596
Exponent, Inc.	5,886	516,026
Forrester Research, Inc. *	2,360	84,984
Franklin Covey Co. *	2,254	102,309
FTI Consulting, Inc. *	3,703	613,624
Heidrick & Struggles International, Inc.	1,928	50,109
Huron Consulting Group, Inc. *	2,643	175,099
ICF International, Inc.	2,012	219,348
Insperity, Inc.	4,545	463,999
KBR, Inc.	14,771	638,403
Kelly Services, Inc., Class A	3,132	42,564
Kforce, Inc.	3,397	199,234
Korn Ferry	5,760	270,432
Manpowergroup, Inc.	3,514	227,321
Mastech Digital, Inc. *	2,122	31,342
Mistras Group, Inc. *	3,084	13,755
Nielsen Holdings PLC	18,993	526,486
RCM Technologies, Inc. *	2,995	49,986
Resources Connection, Inc.	3,396	61,366
Robert Half International, Inc.	7,950	608,175
Science Applications International Corp.	2,559	226,292
TriNet Group, Inc. *	7,048	501,958
TrueBlue, Inc. *	3,431	65,463

		7,482,995

Real Estate Investment Trusts (REITs) — 0.0%
Contra Zagg, Inc. *§	6,699	—

Real Estate Management & Development — 0.6%
Cushman & Wakefield PLC *	5,956	68,196
Douglas Elliman, Inc.	3,838	15,736
Forestar Group, Inc. *	1,150	12,868
Howard Hughes Corp. (The) *	1,942	107,567
Jones Lang LaSalle, Inc. *	3,879	586,001
Kennedy-Wilson Holdings, Inc.	13,722	212,142
Marcus & Millichap, Inc.	3,263	106,961
Maui Land & Pineapple Co., Inc. *	2,324	21,404
Newmark Group, Inc., Class A	24,049	193,835
RE/MAX Holdings, Inc., Class A	1,837	34,738
RMR Group, Inc. (The) Class A	1,159	27,457
St. Joe Co. (The)	3,300	105,699
Stratus Properties, Inc.	313	7,293
Tejon Ranch Co. *	2,949	42,466

		1,542,363

Road & Rail — 1.2%
AMERCO	1,058	538,755
ArcBest Corp.	3,093	224,954
Covenant Logistics Group, Inc.	1,911	54,846

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Road & Rail (Continued)
Heartland Express, Inc.	8,017	$114,723
Knight-Swift Transportation Holdings, Inc.	10,458	511,710
Landstar System, Inc.	2,867	413,909
Marten Transport Ltd.	7,902	151,402
P.A.M. Transportation Services, Inc. *	6,092	188,608
Saia, Inc. *	3,397	645,430
Schneider National, Inc., Class B	1,500	30,450
Universal Logistics Holdings, Inc.	2,551	80,918
Werner Enterprises, Inc.	6,797	255,567
XPO Logistics, Inc. *	422	18,787
Yellow Corp. *	2,108	10,688

		3,240,747

Semiconductors & Semiconductor Equipment — 3.4%
Alpha & Omega Semiconductor Ltd. *	2,886	88,773
Ambarella, Inc. *	1,986	111,574
Amkor Technology, Inc.	25,678	437,810
Amtech Systems, Inc. *	2,822	23,987
Axcelis Technologies, Inc. *	3,944	238,849
AXT, Inc. *	5,653	37,875
Ceva, Inc. *	3,095	81,182
Cirrus Logic, Inc. *	5,956	409,773
Cohu, Inc. *	5,114	131,839
Cyberoptics Corp. *	1,123	60,395
Diodes, Inc. *	5,169	335,520
First Solar, Inc. *	8,994	1,189,636
FormFactor, Inc. *	9,854	246,843
GSI Technology, Inc. *	4,641	13,227
Ichor Holdings Ltd. *	400	9,684
Kulicke & Soffa Industries, Inc.	5,924	228,252
Lattice Semiconductor Corp. *	15,739	774,516
MACOM Technology Solutions Holdings, Inc. *	1,603	83,019
Magnachip Semiconductor Corp. *	4,588	46,981
MaxLinear, Inc. *	7,715	251,663
MKS Instruments, Inc.	5,561	459,561
NVE Corp.	502	23,418
Onto Innovation, Inc. *	4,376	280,283
PDF Solutions, Inc. *	4,938	121,129
Photronics, Inc. *	7,008	102,457
Power Integrations, Inc.	6,542	420,781
Qorvo, Inc. *	992	78,775
Rambus, Inc. *	14,241	362,006
Semtech Corp. *	7,337	215,781
Silicon Laboratories, Inc. *	3,982	491,538
Synaptics, Inc. *	5,027	497,723
Ultra Clean Holdings, Inc. *	4,298	110,674
Universal Display Corp.	3,037	286,541
Veeco Instruments, Inc. *@	4,666	85,481
Wolfspeed, Inc. *@	10,030	1,036,701

		9,374,247

Software — 2.8%
A10 Networks, Inc.	6,016	79,832
ACI Worldwide, Inc. *	12,870	268,983
Agilysys, Inc. *	2,848	157,637
Alarm.com Holdings, Inc. *	3,575	231,874
Altair Engineering, Inc., Class A *	3,033	134,119
American Software, Inc., Class A	4,461	68,342
Appfolio, Inc., Class A *	2,105	220,436
Aspen Technology, Inc. *	1,995	475,209
Avalara, Inc. *	2,767	254,011
Bentley Systems, Inc., Class B	545	16,672
Black Knight, Inc. *	200	12,946

	SHARES	VALUE†
Blackbaud, Inc. *	5,719	$251,979
Box, Inc., Class A *	6,867	167,486
Commvault Systems, Inc. *	2,675	141,882
Confluent, Inc., Class A *	2,654	63,086
Consensus Cloud Solutions, Inc. *	1,449	68,538
Dolby Laboratories, Inc., Class A	2,281	148,607
DoubleVerify Holdings, Inc. *	4,181	114,350
Dropbox, Inc., Class A *	12,642	261,942
Duck Creek Technologies, Inc. *	742	8,793
Dynatrace, Inc. *	5,728	199,392
Ebix, Inc. @	2,155	40,880
eGain Corp. *	4,304	31,634
Elastic NV *	316	22,670
Envestnet, Inc. *	3,097	137,507
EverCommerce, Inc. *	921	10,067
Fair Isaac Corp. *	305	125,663
Guidewire Software, Inc. *	4,139	254,880
InterDigital, Inc.	3,064	123,847
Jamf Holding Corp. *@	4,231	93,759
Liveramp Holdings, Inc. *	8,339	151,436
Manhattan Associates, Inc. *	3,948	525,202
MeridianLink, Inc. *	630	10,256
Mitek Systems, Inc. *	1,166	10,681
N-able, Inc. *@	4,559	42,080
NCR Corp. *	2,088	39,693
OneSpan, Inc. *	1,602	13,793
Paylocity Holding Corp. *	3,577	864,132
Ping Identity Holding Corp. *	1,910	53,614
Progress Software Corp.	4,772	203,049
Qualys, Inc. *	4,157	579,444
Rimini Street, Inc. *	2,200	10,252
Sapiens International Corp. NV	2,496	47,873
SentinelOne, Inc., Class A *	3,811	97,409
SPS Commerce, Inc. *	1,282	159,263
Sumo Logic, Inc. *	3,905	29,287
Teradata Corp. *	6,462	200,710
Verint Systems, Inc. *	6,847	229,922
Xperi Holding Corp.	7,577	107,139
Yext, Inc. *	4,488	20,016
Zendesk, Inc. *	1,480	112,628

		7,694,902

Specialty Retail — 3.3%
Aaron’s Co. Inc. (The)	4,459	43,342
Abercrombie & Fitch Co., Class A *	3,004	46,712
Advance Auto Parts, Inc.	4,402	688,209
America’s Car-Mart, Inc. *	822	50,159
American Eagle Outfitters, Inc. @	17,377	169,078
Asbury Automotive Group, Inc. *	2,143	323,807
AutoNation, Inc. *	4,060	413,592
Bath & Body Works, Inc.	4,874	158,892
Boot Barn Holdings, Inc. *	3,866	226,006
Buckle, Inc. (The)	5,018	158,870
Build-A-Bear Workshop, Inc.	1,640	21,861
Burlington Stores, Inc. *	420	46,994
Caleres, Inc.	3,874	93,828
Cato Corp. (The) Class A	2,638	25,167
Children’s Place, Inc. (The) *	1,314	40,590
Citi Trends, Inc. *	818	12,687
Conn’s, Inc. *@	3,722	26,352
Container Store Group, Inc. (The) *	2,100	10,290
Dick’s Sporting Goods, Inc. @	6,038	631,816
Five Below, Inc. *	5,505	757,873
Floor & Decor Holdings, Inc., Class A *	4,489	315,397
Foot Locker, Inc.	5,397	168,009

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
GameStop Corp., Class A *	2,796	$70,264
Gap, Inc. (The) @	5,821	47,790
Genesco, Inc. *	1,490	58,587
Group 1 Automotive, Inc.	2,005	286,454
Guess?, Inc.	5,086	74,612
Haverty Furniture Cos., Inc.	1,983	49,377
Hibbett, Inc.	1,600	79,696
Leslie’s, Inc. *@	6,501	95,630
Lithia Motors, Inc.	3,347	718,099
MarineMax, Inc. *	2,209	65,806
Monro, Inc.	3,090	134,291
Murphy USA, Inc.	3,190	876,963
National Vision Holdings, Inc. *	2,140	69,871
ODP Corp. (The) *	3,360	118,104
Penske Automotive Group, Inc.	1,742	171,465
Rent-A-Center, Inc.	6,271	109,805
RH *@	540	132,878
Sally Beauty Holdings, Inc. *	4,925	62,055
Shoe Carnival, Inc.	3,062	65,649
Signet Jewelers Ltd.	5,809	332,217
Sleep Number Corp. *	3,221	108,902
Sonic Automotive, Inc., Class A	3,080	133,364
Sportsman’s Warehouse Holdings, Inc. *	3,058	25,381
Tilly’s, Inc., Class A	1,836	12,705
TravelCenters of America, Inc. *	1,344	72,482
Urban Outfitters, Inc. *	3,938	77,382
Victoria’s Secret & Co. *	1,802	52,474
Williams-Sonoma, Inc.	4,058	478,235
Winmark Corp.	554	119,852
Zumiez, Inc. *	2,406	51,801

		9,181,722

Textiles, Apparel & Luxury Goods — 1.3%
Capri Holdings Ltd. *	8,276	318,129
Carter’s, Inc.	1,939	127,063
Columbia Sportswear Co.	4,507	303,321
Deckers Outdoor Corp. *	2,964	926,576
Delta Apparel, Inc. *	1,153	16,130
G-III Apparel Group Ltd. *	5,008	74,870
Hanesbrands, Inc.	2,698	18,778
Kontoor Brands, Inc.	1,733	58,246
Lakeland Industries, Inc. *	1,669	19,243
Movado Group, Inc.	2,220	62,560
Oxford Industries, Inc.	1,665	149,484
PVH Corp.	4,448	199,270
Ralph Lauren Corp.	2,279	193,555
Rocky Brands, Inc.	1,000	20,060
Skechers U.S.A., Inc., Class A *	6,530	207,132
Steven Madden Ltd.	7,918	211,173
Superior Group of Cos., Inc.	2,200	19,536
Tapestry, Inc.	18,072	513,787
Under Armour, Inc., Class A *	5,877	39,082
Under Armour, Inc., Class C *	3,160	18,834
Unifi, Inc. *	2,394	22,767
Vera Bradley, Inc. *	5,091	15,324
Wolverine World Wide, Inc.	9,990	153,746

		3,688,666

Thrifts & Mortgage Finance — 1.1%
Axos Financial, Inc. *	7,155	244,916

	SHARES	VALUE†
Bridgewater Bancshares, Inc. *	700	$11,529
Capitol Federal Financial, Inc.	9,589	79,589
Columbia Financial, Inc. *	2,258	47,711
ESSA Bancorp, Inc.	1,900	36,841
Essent Group Ltd.	4,642	161,866
Federal Agricultural Mortgage Corp., Class C	1,215	120,455
Flagstar Bancorp, Inc.	5,493	183,466
FS Bancorp, Inc.	962	26,224
Hingham Institution For Savings (The)	236	59,262
Home Bancorp, Inc.	994	38,756
Kearny Financial Corp.	7,750	82,305
MGIC Investment Corp.	11,104	142,353
Mr Cooper Group, Inc. *	4,998	202,419
New York Community Bancorp, Inc. @	27,709	236,358
NMI Holdings, Inc., Class A *	7,878	160,475
Northfield Bancorp, Inc.	5,020	71,836
PennyMac Financial Services, Inc.	928	39,811
Provident Financial Holdings, Inc.	1,124	15,961
Provident Financial Services, Inc.	7,592	148,044
Radian Group, Inc.	7,144	137,808
Southern Missouri Bancorp, Inc.	686	35,007
Territorial Bancorp, Inc.	1,557	28,867
TFS Financial Corp.	3,750	48,750
Timberland Bancorp, Inc.	921	25,466
TrustCo Bank Corp.	2,134	67,050
Walker & Dunlop, Inc.	4,099	343,209
Waterstone Financial, Inc.	2,966	47,930
Western New England Bancorp, Inc.	3,161	25,699
WSFS Financial Corp.	6,445	299,435

		3,169,398

Tobacco — 0.1%
Turning Point Brands, Inc.	1,280	27,174
Universal Corp.	2,612	120,256
Vector Group Ltd.	12,276	108,152

		255,582

Trading Companies & Distributors — 1.9%
Air Lease Corp.	5,985	185,595
Applied Industrial Technologies, Inc.	4,375	449,662
Beacon Roofing Supply, Inc. *	7,687	420,633
Boise Cascade Co.	4,352	258,770
Distribution Solutions Group, Inc. *	1,071	30,170
DXP Enterprises, Inc. *	2,323	55,009
GATX Corp.	3,909	332,851
Global Industrial Co.	4,722	126,691
GMS, Inc. *	2,900	116,029
H&E Equipment Services, Inc.	4,346	123,166
Herc Holdings, Inc.	4,556	473,277
Mcgrath Rentcorp	2,655	222,648
MRC Global, Inc. *	7,395	53,170
MSC Industrial Direct Co., Inc., Class A	936	68,150
NOW, Inc. *	8,751	87,948
Rush Enterprises, Inc., Class A	5,962	261,493
SiteOne Landscape Supply, Inc. *	265	27,597
Textainer Group Holdings Ltd.	4,819	129,438
Titan Machinery, Inc. *	2,515	71,074
Triton International Ltd.	7,398	404,893
Univar Solutions, Inc. *	1,143	25,992
Veritiv Corp. *	1,000	97,770
Watsco, Inc.	1,919	494,066

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Trading Companies & Distributors (Continued)
WESCO International, Inc. *	5,493	$655,754
Willis Lease Finance Corp. *	900	29,466

		5,201,312

Water Utilities — 0.6%
American States Water Co.	4,082	318,192
Artesian Resources Corp., Class A	1,177	56,637
California Water Service Group	6,097	321,251
Consolidated Water Co. Ltd.	1,751	26,930
Essential Utilities, Inc.	10,983	454,477
Middlesex Water Co.	2,133	164,668
Pure Cycle Corp. *	1,000	8,350
SJW Group	2,989	172,166
York Water Co. (The)	1,803	69,289

		1,591,960

Wireless Telecommunication Services — 0.1%
Shenandoah Telecommunications Co.	6,413	109,149
Spok Holdings, Inc.	2,839	21,690
Telephone & Data Systems, Inc.	8,658	120,346
United States Cellular Corp. *	1,551	40,373

		291,558

TOTAL COMMON STOCKS (Identified Cost $178,876,533)		278,519,410

PREFERRED STOCKS — 0.1%
Media — 0.0%
Liberty Broadband Corp. 7.000% *	1,225	30,527

Trading Companies & Distributors — 0.1%
WESCO International, Inc. 10.625%, 5 year CMT + 10.325% *	4,390	118,310

TOTAL PREFERRED STOCKS (Identified Cost $114,396)		148,837

SHORT-TERM INVESTMENTS — 1.0%
Investment Company — 0.4%
State Street Institutional U.S. Government Money Market Fund 2.690%	968,916	968,916

Collateral For Securities On Loan — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.030%	1,765,740	1,765,740

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,734,656)		2,734,656

Total Investments — 100.8%
(Identified Cost $181,725,585)		281,402,903
Liabilities, Less Cash and Other Assets — (0.8%)		(2,191,517)

Net Assets — 100.0%		$279,211,386

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of September 30, 2022, the fair value of the securities on loan was $6,026,535.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
¶	Contingent value rights based on future performance.

Key to abbreviations:

CVR — Contingent Value Rights

CMT — Constant Maturity Treasury

The accompanying notes are an integral part of these portfolio of investments.

Portfolio Sectors as of September 30, 2022

(As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Industrials	20.9%
Financials	20.4%
Consumer Discretionary	13.5%
Information Technology	13.0%
Health Care	10.8%
Materials	6.6%
Consumer Staples	4.4%
Energy	4.1%
Utilities	3.9%
Communication Services	2.4%

100.0%

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.7%
Aerospace & Defense — 2.0%
General Dynamics Corp.	7,826	$1,660,443
Howmet Aerospace, Inc.	33,495	1,036,000
L3Harris Technologies, Inc.	4,688	974,307
Northrop Grumman Corp.	3,018	1,419,426
Raytheon Technologies Corp.	36,091	2,954,409
Textron, Inc.	26,765	1,559,329

		9,603,914

Air Freight & Logistics — 0.6%
FedEx Corp.	16,968	2,519,239
GXO Logistics, Inc. *	6,449	226,102

		2,745,341

Airlines — 0.2%
Alaska Air Group, Inc. *	964	37,741
JetBlue Airways Corp. *	716	4,747
Southwest Airlines Co. *	27,340	843,165

		885,653

Auto Components — 0.3%
Aptiv PLC *	4,329	338,571
BorgWarner, Inc.	24,241	761,168
Gentex Corp.	863	20,574
Goodyear Tire & Rubber Co. (The) *	2,391	24,125
Lear Corp.	4,071	487,258

		1,631,696

Automobiles — 1.0%
Ford Motor Co.	150,516	1,685,779
General Motors Co.	98,964	3,175,755

		4,861,534

Beverages — 0.4%
Constellation Brands, Inc., Class A	5,660	1,299,989
Keurig Dr Pepper, Inc.	2,705	96,893
Molson Coors Beverage Co., Class B	10,592	508,310

		1,905,192

Biotechnology — 1.9%
AbbVie, Inc.	738	99,047
Biogen, Inc. *	9,693	2,588,031
Gilead Sciences, Inc.	44,490	2,744,588
Moderna, Inc. *	2,181	257,903
Regeneron Pharmaceuticals, Inc. *	3,232	2,226,428
United Therapeutics Corp. *	683	143,006
Vertex Pharmaceuticals, Inc. *	4,366	1,264,132

		9,323,135

Building Products — 1.6%
Builders FirstSource, Inc. *	7,125	419,805
Carlisle Cos., Inc.	6,370	1,786,212
Carrier Global Corp.	41,203	1,465,179
Fortune Brands Home & Security, Inc.	11,027	592,040
Johnson Controls International PLC	34,370	1,691,691
Owens Corning	12,209	959,749
Trane Technologies PLC	5,374	778,209

		7,692,885

Capital Markets — 2.8%
Bank of New York Mellon Corp. (The)	52,444	2,020,143
Goldman Sachs Group, Inc. (The)	19,927	5,839,607
Jefferies Financial Group, Inc.	6,993	206,294
Morgan Stanley	58,923	4,655,506
Northern Trust Corp.	370	31,657
State Street Corp.	10,112	614,911

		13,368,118

Chemicals — 3.7%
Air Products & Chemicals, Inc.	7,452	1,734,304

	SHARES	VALUE†
Albemarle Corp.	7,095	$1,876,202
Celanese Corp.	4,202	379,609
CF Industries Holdings, Inc.	11,835	1,139,119
Corteva, Inc.	18,513	1,058,018
Dow, Inc.	51,700	2,271,181
DuPont de Nemours, Inc.	13,259	668,253
Eastman Chemical Co.	17,799	1,264,619
FMC Corp.	500	52,850
International Flavors & Fragrances, Inc.	9,315	846,081
Linde plc	13,566	3,657,258
LyondellBasell Industries NV, Class A	21,390	1,610,239
Mosaic Co. (The)	10,576	511,138
PPG Industries, Inc.	775	85,785
Westlake Corp.	7,968	692,260

		17,846,916

Commercial Banks — 9.1%
Bank of America Corp.	197,037	5,950,517
Citigroup, Inc.	79,030	3,293,180
Citizens Financial Group, Inc.	18,613	639,543
East West Bancorp, Inc.	2,390	160,465
Fifth Third Bancorp	70,601	2,256,408
Huntington Bancshares, Inc.	72,900	960,822
JPMorgan Chase & Co.	136,609	14,275,640
KeyCorp	66,158	1,059,851
M&T Bank Corp.	3,759	662,787
PNC Financial Services Group, Inc. (The)	11,566	1,728,192
Regions Financial Corp.	119,937	2,407,136
Truist Financial Corp.	64,730	2,818,344
US Bancorp	29,194	1,177,102
Wells Fargo & Co.	126,013	5,068,243
Zions Bancorp NA	20,193	1,027,016

		43,485,246

Commercial Services & Supplies — 1.0%
Republic Services, Inc.	35,532	4,833,773

Communications Equipment — 0.1%
Cisco Systems, Inc.	4,155	166,200
Juniper Networks, Inc.	19,365	505,814

		672,014

Computers & Peripherals — 1.4%
Dell Technologies, Inc., Class C	861	29,420
Hewlett Packard Enterprise Co.	141,847	1,699,327
HP, Inc.	176,918	4,408,797
Western Digital Corp. *	23,295	758,252
Xerox Holdings Corp.	2,019	26,409

		6,922,205

Construction & Engineering — 0.5%
AECOM	11,462	783,657
Quanta Services, Inc.	13,887	1,769,065

		2,552,722

Construction Materials — 0.6%
Martin Marietta Materials, Inc.	4,136	1,332,164
Vulcan Materials Co.	8,594	1,355,360

		2,687,524

Consumer Finance — 1.0%
Ally Financial, Inc.	52,963	1,473,960
Capital One Financial Corp.	28,539	2,630,440
Synchrony Financial	25,544	720,085

		4,824,485

Containers & Packaging — 0.5%
Amcor PLC	20,769	222,851
International Paper Co.	44,343	1,405,673
Packaging Corp. of America	2,898	325,417

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Containers & Packaging (Continued)
Sonoco Products Co.	611	$34,662
WestRock Co.	13,537	418,158

		2,406,761

Distributors — 0.4%
Genuine Parts Co.	2,168	323,725
LKQ Corp.	37,512	1,768,691

		2,092,416

Diversified Consumer Services — 0.0%
Service Corp. International	2,896	167,215

Diversified Financial Services — 2.2%
Apollo Global Management, Inc.	2,277	105,880
Berkshire Hathaway, Inc., Class B *	38,388	10,250,364

		10,356,244

Diversified Telecommunication Services — 3.1%
AT&T, Inc.	455,881	6,993,214
Lumen Technologies, Inc. @	125,601	914,375
Verizon Communications, Inc.	187,445	7,117,287

		15,024,876

Electric Utilities — 0.2%
NRG Energy, Inc.	22,148	847,604

Electrical Equipment — 0.9%
AMETEK, Inc.	5,351	606,857
Eaton Corp. PLC	19,988	2,665,599
Emerson Electric Co.	8,842	647,411
Hubbell, Inc.	630	140,490
Sensata Technologies Holding PLC	1,781	66,396

		4,126,753

Electronic Equipment, Instruments & Components — 1.2%
Arrow Electronics, Inc. *	3,551	327,367
Corning, Inc.	84,494	2,452,016
Flex Ltd. *	31,420	523,457
Jabil, Inc.	496	28,624
TD SYNNEX Corp.	1,605	130,310
TE Connectivity Ltd.	19,391	2,139,991
Vontier Corp.	1,095	18,297

		5,620,062

Energy Equipment & Services — 0.8%
Baker Hughes Co.	23,916	501,280
Halliburton Co.	37,471	922,536
Schlumberger NV	64,877	2,329,084

		3,752,900

Entertainment — 1.5%
Activision Blizzard, Inc.	21,184	1,574,819
Electronic Arts, Inc.	1,911	221,122
Liberty Media Corp.-Liberty Formula One, Class A *	1,097	57,614
Liberty Media Corp.-Liberty Formula One, Class C *	2,194	128,349
Madison Square Garden Entertainment Corp. *	443	19,532
Take-Two Interactive Software, Inc. *	725	79,025
Walt Disney Co. (The) *	41,483	3,913,091
Warner Bros Discovery, Inc. *	112,539	1,294,199

		7,287,751

	SHARES	VALUE†
Food & Staples Retailing — 2.7%
Kroger Co. (The)	62,007	$2,712,806
US Foods Holding Corp. *	9,124	241,238
Walgreens Boots Alliance, Inc.	44,769	1,405,747
Walmart, Inc.	64,583	8,376,415

		12,736,206

Food Products — 3.4%
Archer-Daniels-Midland Co.	24,965	2,008,434
Bunge Ltd.	12,845	1,060,612
Campbell Soup Co.	3,702	174,438
Conagra Brands, Inc.	19,827	646,955
Darling Ingredients, Inc. *	5,424	358,798
General Mills, Inc.	38,095	2,918,458
Hormel Foods Corp.	5,728	260,280
J.M. Smucker Co. (The)	13,087	1,798,285
Kraft Heinz Co. (The)	20,920	697,682
McCormick & Co., Inc.	1,921	136,910
Mondelez International, Inc., Class A	62,778	3,442,118
Post Holdings, Inc. *	973	79,698
Seaboard Corp.	22	74,858
Tyson Foods, Inc., Class A	41,844	2,758,775

		16,416,301

Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	325	31,447
Baxter International, Inc.	14,838	799,175
Becton Dickinson & Co.	4,016	894,885
Boston Scientific Corp. *	7,514	291,017
Cooper Cos., Inc. (The)	137	36,154
Embecta Corp.	803	23,118
Hologic, Inc. *	2,895	186,786
Medtronic PLC	37,706	3,044,760
STERIS plc	3,637	604,760
Zimmer Biomet Holdings, Inc.	8,154	852,501
Zimvie, Inc. *	815	8,044

		6,772,647

Health Care Providers & Services — 6.1%
Centene Corp. *	19,196	1,493,641
CIGNA Corp.	19,065	5,289,965
CVS Health Corp.	58,448	5,574,186
Elevance Health, Inc.	14,965	6,797,702
Henry Schein, Inc. *	3,777	248,413
Humana, Inc.	7,918	3,841,734
Laboratory Corp. of America Holdings	13,769	2,820,029
McKesson Corp.	1,984	674,302
Quest Diagnostics, Inc.	18,783	2,304,486
UnitedHealth Group, Inc.	664	335,347
Universal Health Services, Inc., Class B	1,221	107,668

		29,487,473

Hotels, Restaurants & Leisure — 0.5%
Aramark	16,117	502,850
Carnival Corp. *@	27,865	195,891
Hyatt Hotels Corp., Class A *	3,174	256,967
MGM Resorts International	26,967	801,459
Royal Caribbean Cruises Ltd. *	12,273	465,147

		2,222,314

Household Durables — 1.8%
DR Horton, Inc.	50,225	3,382,654
Garmin Ltd.	12,982	1,042,584
Lennar Corp., B Shares	573	34,099

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Household Durables (Continued)
Lennar Corp., Class A	23,116	$1,723,298
Mohawk Industries, Inc. *	2,654	242,018
Newell Brands, Inc.	8,086	112,315
PulteGroup, Inc.	41,840	1,569,000
Toll Brothers, Inc.	116	4,872
Whirlpool Corp.	4,936	665,422

		8,776,262

Independent Power Producers & Energy Traders — 0.1%
Vistra Corp.	25,467	534,807

Industrial Conglomerates — 0.2%
General Electric Co.	11,962	740,567

Insurance — 4.9%
Aflac, Inc.	32,730	1,839,426
Alleghany Corp. *	654	548,948
Allstate Corp. (The)	17,397	2,166,448
American Financial Group, Inc.	6,623	814,165
American International Group, Inc.	29,118	1,382,523
Arch Capital Group Ltd. *	11,691	532,408
Assurant, Inc.	4,486	651,681
Chubb Ltd.	11,440	2,080,707
Cincinnati Financial Corp.	370	33,141
CNA Financial Corp.	4,467	164,832
Everest Re Group Ltd.	1,938	508,609
Fidelity National Financial, Inc.	1,515	54,843
Hartford Financial Services Group, Inc. (The)	47,472	2,940,416
Lincoln National Corp.	9,516	417,848
Loews Corp.	18,402	917,156
Markel Corp. *	116	125,770
MetLife, Inc.	20,221	1,229,032
Old Republic International Corp.	14,636	306,331
Principal Financial Group, Inc.	28,632	2,065,799
Prudential Financial, Inc.	12,032	1,032,105
Reinsurance Group of America, Inc.	595	74,857
RenaissanceRe Holdings Ltd.	469	65,843
Travelers Companies, Inc. (The)	21,648	3,316,474
W. R. Berkley Corp.	918	59,284

		23,328,646

Interactive Media & Services — 1.3%
Meta Platforms, Inc., Class A *	46,973	6,373,297

Internet & Catalog Retail — 0.0%
eBay, Inc.	4,559	167,817

IT Services — 1.5%
Akamai Technologies, Inc. *	3,310	265,859
Amdocs Ltd.	15,213	1,208,673
Cognizant Technology Solutions Corp., Class A	34,305	1,970,479
Concentrix Corp.	1,605	179,166
DXC Technology Co. *	10,530	257,775
Fidelity National Information Services, Inc.	17,462	1,319,603
Fiserv, Inc. *	12,529	1,172,339
Global Payments, Inc.	3,897	421,071
International Business Machines Corp.	252	29,940
Kyndryl Holdings, Inc. *	1,933	15,986
SS&C Technologies Holdings, Inc.	7,467	356,549

		7,197,440

Life Sciences Tools & Services — 2.8%
Bio-Rad Laboratories, Inc., Class A *	172	71,748
Danaher Corp.	19,132	4,941,604
PerkinElmer, Inc.	1,932	232,478

	SHARES	VALUE†
Thermo Fisher Scientific, Inc.	16,006	$8,118,083

		13,363,913

Machinery — 3.0%
AGCO Corp.	8,548	822,061
Cummins, Inc.	10,946	2,227,620
Dover Corp.	7,963	928,327
Fortive Corp.	7,311	426,231
Ingersoll Rand, Inc.	14,939	646,261
Oshkosh Corp.	984	69,165
Otis Worldwide Corp.	25,885	1,651,463
PACCAR, Inc.	20,694	1,731,881
Parker-Hannifin Corp.	8,468	2,051,881
Pentair PLC	20,400	828,852
Snap-On, Inc.	6,351	1,278,774
Stanley Black & Decker, Inc.	14,985	1,127,022
Westinghouse Air Brake Technologies Corp.	5,333	433,840

		14,223,378

Media — 2.5%
Comcast Corp., Class A	285,775	8,381,781
DISH Network Corp., Class A *	12,654	175,005
Fox Corp. Class A	24,883	763,410
Fox Corp. Class B	14,510	413,535
Interpublic Group of Cos., Inc. (The)	17,681	452,634
Liberty Broadband Corp., Class C *	3,887	286,861
Liberty Media Corp.-Liberty Siriusxm, Class A *	4,389	167,089
Liberty Media Corp.-Liberty Siriusxm, Class C *	8,778	331,018
News Corp., Class A	8,320	125,715
News Corp., Class B	1,734	26,738
Omnicom Group, Inc.	1,501	94,698
Paramount Global, Class A @	900	19,386
Paramount Global, Class B @	44,427	845,890

		12,083,760

Metals & Mining — 2.9%
Alcoa Corp.	2,284	76,879
Arconic Corp. *	1,634	27,843
Cleveland-Cliffs, Inc. *	9,779	131,723
Freeport-McMoRan, Inc.	106,539	2,911,711
Newmont Corp.	46,812	1,967,508
Nucor Corp.	41,998	4,493,366
Reliance Steel & Aluminum Co.	9,348	1,630,385
Royal Gold, Inc.	725	68,020
Steel Dynamics, Inc.	33,820	2,399,529

		13,706,964

Multiline Retail — 0.4%
Dollar Tree, Inc. *	12,596	1,714,315
Kohl’s Corp.	344	8,652
Target Corp.	361	53,569

		1,776,536

Oil, Gas & Consumable Fuels — 13.5%
Chevron Corp.	92,335	13,265,770
ConocoPhillips	102,632	10,503,359
Continental Resources, Inc.	1,401	93,601
Coterra Energy, Inc.	14,312	373,829
Devon Energy Corp.	13,044	784,336
Diamondback Energy, Inc.	1,857	223,694
EOG Resources, Inc.	23,992	2,680,626
Exxon Mobil Corp.	219,352	19,151,623
Hess Corp.	21,220	2,312,768
HF Sinclair Corp.	471	25,359
Kinder Morgan, Inc.	54,102	900,257

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Marathon Oil Corp.	18,183	$410,572
Marathon Petroleum Corp.	30,104	2,990,230
Occidental Petroleum Corp.	34,021	2,090,590
ONEOK, Inc.	22,165	1,135,735
Phillips 66	15,495	1,250,756
Pioneer Natural Resources Co.	10,352	2,241,519
Targa Resources Corp.	3,005	181,322
Valero Energy Corp.	19,826	2,118,408
Williams Cos., Inc. (The)	70,657	2,022,910

		64,757,264

Paper & Forest Products — 0.0%
Sylvamo Corp.	1,413	47,901

Personal Products — 0.0%
BellRing Brands, Inc. *	1,233	25,412

Pharmaceuticals — 4.9%
Bristol-Myers Squibb Co.	93,266	6,630,280
Jazz Pharmaceuticals PLC *	4,730	630,462
Merck & Co., Inc.	7,780	670,013
Pfizer, Inc.	340,714	14,909,645
Viatris, Inc.	69,023	588,076

		23,428,476

Professional Services — 0.5%
Jacobs Solutions, Inc.	6,136	665,695
Leidos Holdings, Inc.	16,200	1,417,014
Manpowergroup, Inc.	632	40,884
Nielsen Holdings PLC	3,273	90,727

		2,214,320

Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A *	19,100	1,289,441
Jones Lang LaSalle, Inc. *	4,753	718,036

		2,007,477

Road & Rail — 1.0%
AMERCO	2,003	1,019,968
CSX Corp.	7,315	194,872
Norfolk Southern Corp.	16,650	3,490,672

		4,705,512

Semiconductors & Semiconductor Equipment — 3.2%
Advanced Micro Devices, Inc. *	6,017	381,237
Analog Devices, Inc.	10,368	1,444,677
Intel Corp.	260,984	6,725,558
Lam Research Corp.	109	39,894
Marvell Technology, Inc.	18,929	812,244
Micron Technology, Inc.	75,683	3,791,718
ON Semiconductor Corp. *	18,470	1,151,235
Qorvo, Inc. *	11,125	883,436
Skyworks Solutions, Inc.	4,292	365,979

		15,595,978

Software — 0.2%
NortonLifeLock, Inc.	3,129	63,018
Roper Technologies, Inc.	366	131,628
Salesforce, Inc. *	6,955	1,000,407

		1,195,053

Specialty Retail — 0.3%
Advance Auto Parts, Inc.	4,932	771,069
Carmax, Inc. *	8,119	536,016

	SHARES	VALUE†
Lithia Motors, Inc.	400	$85,820

		1,392,905

Textiles, Apparel & Luxury Goods — 0.1%
Ralph Lauren Corp.	1,676	142,344
Tapestry, Inc.	6,979	198,413

		340,757

Trading Companies & Distributors — 0.3%
United Rentals, Inc. *	5,460	1,474,855

Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc. *	29,534	3,962,577

TOTAL COMMON STOCKS
(Identified Cost $332,223,240)		478,581,750

SHORT-TERM INVESTMENTS — 0.3%
Investment Company — 0.3%
State Street Institutional U.S. Government Money Market Fund 2.690%	1,355,722	1,355,722

		1,355,722

Collateral For Securities On Loan — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.030%	126,068	126,068

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,481,790)		1,481,790

Total Investments — 100.0% (Identified Cost $333,705,030)		480,063,540
Cash and Other Assets, Less Liabilities — 0.0%		21,684

Net Assets — 100.0%		$480,085,224

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of September 30, 2022, the fair value of the securities on loan was $735,472.

The accompanying notes are an integral part of these portfolio of investments.

Portfolio Sectors as of September 30, 2022

(As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Financials	20.3%
Health Care	17.2%
Energy	14.3%
Industrials	11.7%
Communication Services	9.3%
Information Technology	7.8%
Materials	7.7%
Consumer Staples	6.5%
Consumer Discretionary	4.9%
Utilities	0.3%

100.0%

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.5%
Aerospace & Defense — 1.6%
Aerojet Rocketdyne Holdings, Inc. *	897	$35,871
Axon Enterprise, Inc. *	500	57,875
Boeing Co. (The) *	8,201	992,977
BWX Technologies, Inc.	2,913	146,728
Curtiss-Wright Corp.	847	117,869
General Dynamics Corp.	3,788	803,700
HEICO Corp.	574	82,645
HEICO Corp., Class A	625	71,637
Hexcel Corp.	778	40,238
Howmet Aerospace, Inc.	1,946	60,190
Huntington Ingalls Industries, Inc.	827	183,180
L3Harris Technologies, Inc.	2,258	469,280
Lockheed Martin Corp.	6,309	2,437,104
Northrop Grumman Corp.	2,903	1,365,339
Parsons Corp. *	540	21,168
Raytheon Technologies Corp.	14,657	1,199,822
Textron, Inc.	2,582	150,427
TransDigm Group, Inc.	928	487,033
Woodward, Inc.	1,254	100,646

		8,823,729

Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.	2,800	269,668
Expeditors International of Washington, Inc.	3,525	311,293
FedEx Corp.	4,796	712,062
GXO Logistics, Inc. *	1,934	67,806
United Parcel Service, Inc., Class B	14,911	2,408,723

		3,769,552

Airlines — 0.1%
Alaska Air Group, Inc. *	3,201	125,319
American Airlines Group, Inc. *	4,400	52,976
Delta Air Lines, Inc. *	4,487	125,905
Southwest Airlines Co. *	5,800	178,872
United Airlines Holdings, Inc. *	2,884	93,817

		576,889

Auto Components — 0.1%
Aptiv PLC *	2,924	228,686
Autoliv, Inc.	1,465	97,613
BorgWarner, Inc.	3,685	115,709
Fox Factory Holding Corp. *	500	39,540
Gentex Corp.	4,249	101,296
Goodyear Tire & Rubber Co. (The) *	3,778	38,120
Lear Corp.	957	114,544

		735,508

Automobiles — 1.7%
Ford Motor Co.	38,192	427,750
General Motors Co.	9,249	296,800
Harley-Davidson, Inc.	974	33,973
Tesla, Inc. *	31,938	8,471,555
Thor Industries, Inc.	1,179	82,507

		9,312,585

Beverages — 2.0%
Boston Beer Co., Inc. (The), Class A *	216	69,908
Brown-Forman Corp., Class A @	1,202	81,207
Brown-Forman Corp., Class B	5,458	363,339
Coca-Cola Co. (The)	76,728	4,298,303
Coca-Cola Consolidated, Inc.	132	54,348
Constellation Brands, Inc., Class A	1,757	403,548
Keurig Dr Pepper, Inc.	3,375	120,892
Molson Coors Beverage Co., Class B	1,400	67,186
Monster Beverage Corp. *	4,711	409,669
National Beverage Corp.	881	33,954

	SHARES	VALUE†
PepsiCo, Inc.	32,018	$5,227,259

		11,129,613

Biotechnology — 2.5%
AbbVie, Inc.	39,827	5,345,182
Alkermes PLC *	1,447	32,312
Alnylam Pharmaceuticals, Inc. *	1,198	239,792
Amgen, Inc.	12,097	2,726,664
Biogen, Inc. *	2,404	641,868
BioMarin Pharmaceutical, Inc. *	1,169	99,096
CRISPR Therapeutics AG *@	655	42,804
Denali Therapeutics, Inc. *	800	24,552
Exact Sciences Corp. *	1,421	46,168
Exelixis, Inc. *	3,578	56,103
Gilead Sciences, Inc.	23,535	1,451,874
Halozyme Therapeutics, Inc. *	3,014	119,174
Horizon Therapeutics PLC *	1,910	118,210
Incyte Corp. *	1,624	108,223
Moderna, Inc. *	1,481	175,128
Neurocrine Biosciences, Inc. *	608	64,576
Regeneron Pharmaceuticals, Inc. *	1,543	1,062,926
Sarepta Therapeutics, Inc. *	702	77,599
Seagen, Inc. *	1,042	142,577
United Therapeutics Corp. *	835	174,832
Vertex Pharmaceuticals, Inc. *	2,966	858,776

		13,608,436

Building Products — 0.6%
A.O. Smith Corp.	2,378	115,523
Advanced Drainage Systems, Inc.	200	24,874
Allegion PLC	3,064	274,780
Armstrong World Industries, Inc.	1,390	110,130
Builders FirstSource, Inc. *	2,521	148,537
Carlisle Cos., Inc.	1,113	312,096
Carrier Global Corp.	15,513	551,642
Fortune Brands Home & Security, Inc.	2,330	125,098
Johnson Controls International PLC	580	28,548
Lennox International, Inc.	835	185,929
Masco Corp.	4,275	199,600
Owens Corning	2,802	220,265
Simpson Manufacturing Co., Inc.	1,080	84,672
Trane Technologies PLC	3,350	485,113
Trex Co., Inc. *	3,239	142,322
UFP Industries, Inc.	812	58,594
Zurn Elkay Water Solutions Corp.	1,200	29,400

		3,097,123

Capital Markets — 2.4%
Affiliated Managers Group, Inc.	600	67,110
Ameriprise Financial, Inc.	2,269	571,675
Ares Management Corp., Class A	1,606	99,492
Bank of New York Mellon Corp. (The)	4,707	181,314
BlackRock, Inc.	1,490	819,917
Blackstone, Inc.	6,683	559,367
Cboe Global Markets, Inc.	1,521	178,520
Charles Schwab Corp. (The)	14,444	1,038,090
CME Group, Inc.	2,477	438,751
Cohen & Steers, Inc.	617	38,643
Evercore, Inc., Class A	400	32,900
FactSet Research Systems, Inc.	857	342,894
Franklin Resources, Inc.	2,732	58,793
Goldman Sachs Group, Inc. (The)	3,446	1,009,850
Hamilton Lane, Inc. Class A	723	43,098
Houlihan Lokey, Inc.	1,466	110,507
Interactive Brokers Group, Inc., Class A	962	61,481
Intercontinental Exchange, Inc.	5,581	504,243
Janus Henderson Group PLC	1,850	37,574

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets (Continued)
Jefferies Financial Group, Inc.	1,620	$47,790
KKR & Co., Inc.	7,268	312,524
LPL Financial Holdings, Inc.	2,186	477,597
MarketAxess Holdings, Inc.	800	177,992
Moody’s Corp.	3,822	929,167
Morgan Stanley	18,298	1,445,725
Morningstar, Inc.	304	64,545
MSCI, Inc.	1,501	633,107
Nasdaq, Inc.	4,902	277,845
Northern Trust Corp.	2,859	244,616
Raymond James Financial, Inc.	3,195	315,730
S&P Global, Inc.	3,924	1,198,193
SEI Investments Co.	3,132	153,625
State Street Corp.	1,628	98,999
Stifel Financial Corp.	2,529	131,280
T. Rowe Price Group, Inc.	4,513	473,910
Tradeweb Markets, Inc., Class A	683	38,535
Virtu Financial, Inc., Class A	1,430	29,701

		13,245,100

Chemicals — 1.5%
Air Products & Chemicals, Inc.	3,414	794,540
Albemarle Corp.	956	252,805
Ashland, Inc.	970	92,121
Avient Corp.	700	21,210
Axalta Coating Systems Ltd. *	1,604	33,780
Balchem Corp.	630	76,595
Cabot Corp.	500	31,945
Celanese Corp.	1,968	177,789
CF Industries Holdings, Inc.	2,192	210,980
Chemours Co. (The)	1,100	27,115
Corteva, Inc.	5,428	310,210
Dow, Inc.	12,298	540,251
DuPont de Nemours, Inc.	2,632	132,653
Eastman Chemical Co.	1,476	104,870
Ecolab, Inc.	3,437	496,371
Element Solutions, Inc.	2,160	35,143
FMC Corp.	1,937	204,741
H.B. Fuller Co.	339	20,374
Huntsman Corp.	4,705	115,461
International Flavors & Fragrances, Inc.	2,270	206,184
Linde plc	5,382	1,450,933
Livent Corp. *@	1,666	51,063
LyondellBasell Industries NV, Class A	6,211	467,564
Mosaic Co. (The)	4,606	222,608
Olin Corp.	1,800	77,184
PPG Industries, Inc.	3,241	358,746
RPM International, Inc.	2,334	194,446
Sensient Technologies Corp.	520	36,057
Sherwin Williams Co. (The)	5,981	1,224,610
Valvoline, Inc.	2,246	56,914
Westlake Corp.	439	38,140

		8,063,403

Commercial Banks — 2.4%
Associated Banc-Corp.	1,989	39,939
Bancfirst Corp.	426	38,114
Bank of America Corp.	66,036	1,994,287
Bank of Hawaii Corp.	559	42,551
Bank OZK	1,661	65,709

	SHARES	VALUE†
BOK Financial Corp.	300	$26,658
Cadence Bank	3,669	93,229
Citigroup, Inc.	9,694	403,949
Citizens Financial Group, Inc.	454	15,599
Comerica, Inc.	1,832	130,255
Commerce Bancshares, Inc.	2,271	150,249
Community Bank System, Inc.	932	55,995
Cullen/Frost Bankers, Inc.	956	126,402
CVB Financial Corp.	1,624	41,120
East West Bancorp, Inc.	2,039	136,899
Eastern Bankshares, Inc.	1,906	37,434
Fifth Third Bancorp	7,840	250,566
First Citizens Bancshares, Inc., Class A	112	89,312
First Financial Bankshares, Inc.	3,094	129,422
First Hawaiian, Inc.	1,617	39,827
First Horizon Corp.	7,194	164,743
First Interstate Bancsystem, Inc., Class A	900	36,315
First Republic Bank	1,605	209,533
FNB Corp.	5,930	68,788
Glacier Bancorp, Inc.	1,306	64,164
Hancock Whitney Corp.	1,078	49,383
Home Bancshares, Inc.	1,840	41,418
Huntington Bancshares, Inc.	7,352	96,899
Independent Bank Corp.	419	31,228
JPMorgan Chase & Co.	38,234	3,995,453
KeyCorp	7,104	113,806
M&T Bank Corp.	522	92,039
Pacific Premier Bancorp, Inc.	636	19,691
Pinnacle Financial Partners, Inc.	1,009	81,830
PNC Financial Services Group, Inc. (The)	3,193	477,098
Popular, Inc.	2,182	157,235
Prosperity Bancshares, Inc.	1,026	68,414
Regions Financial Corp.	9,428	189,220
ServisFirst Bancshares, Inc.	589	47,120
Signature Bank	385	58,135
Simmons First National Corp., Class A	929	20,243
South State Corp.	400	31,648
SVB Financial Group *	882	296,158
Synovus Financial Corp.	1,811	67,931
Texas Capital Bancshares, Inc. *	661	39,019
Truist Financial Corp.	7,663	333,647
UMB Financial Corp.	590	49,731
Umpqua Holdings Corp.	2,800	47,852
United Bankshares, Inc.	778	27,814
United Community Banks, Inc.	1,423	47,101
US Bancorp	19,610	790,675
Valley National Bancorp	1,602	17,302
Webster Financial Corp.	2,013	90,988
Wells Fargo & Co.	31,501	1,266,970
Western Alliance Bancorp	2,242	147,389
Wintrust Financial Corp.	600	48,930
Zions Bancorp NA	2,092	106,399

		13,399,825

Commercial Services & Supplies — 0.7%
Casella Waste Systems, Inc., Class A *	549	41,938
Cintas Corp.	1,987	771,334
Clean Harbors, Inc. *	770	84,685
Copart, Inc. *	4,278	455,179
IAA, Inc. *	3,052	97,206
MSA Safety, Inc.	600	65,568

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Services & Supplies (Continued)
Republic Services, Inc.	4,657	$633,538
Rollins, Inc.	4,629	160,534
Stericycle, Inc. *	1,544	65,018
Tetra Tech, Inc.	640	82,259
UniFirst Corp.	155	26,076
Waste Management, Inc.	9,583	1,535,292

		4,018,627

Communications Equipment — 0.7%
Arista Networks, Inc. *	2,688	303,448
Ciena Corp. *	2,569	103,865
Cisco Systems, Inc.	64,788	2,591,520
F5, Inc. *	769	111,297
Juniper Networks, Inc.	4,954	129,399
Lumentum Holdings, Inc. *	1,528	104,775
Motorola Solutions, Inc.	2,888	646,825
Viavi Solutions, Inc. *	3,204	41,812

		4,032,941

Computers & Peripherals — 8.7%
Apple, Inc.	335,928	46,425,250
Dell Technologies, Inc., Class C	5,183	177,103
Hewlett Packard Enterprise Co.	9,599	114,996
HP, Inc.	17,328	431,814
NetApp, Inc.	4,285	265,027
Pure Storage, Inc., Class A *	2,027	55,479
Seagate Technology Holdings PLC	4,998	266,043
Western Digital Corp. *	3,176	103,379

		47,839,091

Construction & Engineering — 0.2%
AECOM	1,355	92,641
API Group Corp. *	1,855	24,616
Comfort Systems USA, Inc.	533	51,877
Dycom Industries, Inc. *	452	43,180
EMCOR Group, Inc.	1,400	161,672
Fluor Corp. *@	831	20,684
MasTec, Inc. *	1,400	88,900
MDU Resources Group, Inc.	3,960	108,306
Quanta Services, Inc.	2,550	324,844
Valmont Industries, Inc.	200	53,724
WillScot Mobile Mini Holdings Corp. *	1,927	77,716

		1,048,160

Construction Materials — 0.1%
Eagle Materials, Inc.	626	67,094
Martin Marietta Materials, Inc.	664	213,868
Vulcan Materials Co.	1,521	239,877

		520,839

Consumer Finance — 0.6%
Ally Financial, Inc.	1,328	36,958
American Express Co.	12,759	1,721,317
Capital One Financial Corp.	4,875	449,329
Credit Acceptance Corp. *@	284	124,392
Discover Financial Services	6,077	552,521
FirstCash Holdings, Inc.	1,032	75,697
OneMain Holdings, Inc.	677	19,985
SLM Corp.	2,583	36,136
Synchrony Financial	8,054	227,042

		3,243,377

Containers & Packaging — 0.4%
Amcor PLC	13,861	148,729
AptarGroup, Inc.	1,483	140,930
Avery Dennison Corp.	2,232	363,146

	SHARES	VALUE†
Ball Corp.	6,941	$335,389
Berry Global Group, Inc. *	3,918	182,305
Crown Holdings, Inc.	3,506	284,091
Graphic Packaging Holding Co.	6,877	135,752
Greif, Inc., Class A	641	38,184
Greif, Inc., Class B	320	19,456
International Paper Co.	4,336	137,451
Packaging Corp. of America	1,552	174,274
Sealed Air Corp.	3,059	136,156
Silgan Holdings, Inc.	2,057	86,476
Sonoco Products Co.	1,933	109,659
WestRock Co.	1	31

		2,292,029

Distributors — 0.2%
Genuine Parts Co.	2,179	325,368
LKQ Corp.	4,303	202,886
Pool Corp.	1,026	326,484

		854,738

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc. *	639	36,838
H&R Block, Inc.	4,046	172,117
Service Corp. International	4,767	275,246
Terminix Global Holdings, Inc. *	3,309	126,702

		610,903

Diversified Financial Services — 0.9%
Apollo Global Management, Inc.	1,436	66,774
Berkshire Hathaway, Inc., Class B *	16,977	4,533,199
Equitable Holdings, Inc.	5,987	157,757
Voya Financial, Inc.	1,519	91,900

		4,849,630

Diversified Telecommunication Services — 0.9%
AT&T, Inc.	73,915	1,133,856
Frontier Communications Parent, Inc. *	1,656	38,800
Iridium Communications, Inc. *	3,043	135,018
Lumen Technologies, Inc. @	12,123	88,255
Verizon Communications, Inc.	99,340	3,771,940

		5,167,869

Electric Utilities — 2.0%
Allete, Inc.	1,199	60,010
Alliant Energy Corp.	4,621	244,867
American Electric Power Co., Inc.	8,417	727,650
Avangrid, Inc.	1,433	59,756
Constellation Energy Corp.	5,321	442,654
Duke Energy Corp.	13,107	1,219,213
Edison International	6,635	375,408
Entergy Corp.	2,869	288,707
Evergy, Inc.	3,652	216,929
Eversource Energy	5,876	458,093
Exelon Corp.	15,965	598,049
FirstEnergy Corp.	8,176	302,512
Hawaiian Electric Industries, Inc.	2,245	77,812
IDACORP, Inc.	647	64,059
NextEra Energy, Inc.	37,492	2,939,748
NRG Energy, Inc.	6,256	239,417
OGE Energy Corp.	3,314	120,828
PG&E Corp. *	2,100	26,250
Pinnacle West Capital Corp.	1,978	127,601
PNM Resources, Inc.	2,100	96,033
Portland General Electric Co.	1,411	61,322
PPL Corp.	9,200	233,220
Southern Co. (The)	17,830	1,212,440

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electric Utilities (Continued)
Xcel Energy, Inc.	9,222	$590,208

		10,782,786

Electrical Equipment — 0.6%
Acuity Brands, Inc.	1,000	157,470
AMETEK, Inc.	3,933	446,041
Atkore, Inc. *	743	57,813
Eaton Corp. PLC	5,446	726,279
Emerson Electric Co.	9,630	705,109
Generac Holdings, Inc. *	967	172,261
Hubbell, Inc.	1,149	256,227
nVent Electric PLC	2,290	72,387
Plug Power, Inc. *@	670	14,077
Regal Rexnord Corp.	1,234	173,204
Rockwell Automation, Inc.	2,472	531,752
Sensata Technologies Holding PLC	2,621	97,711
Sunrun, Inc. *	1,483	40,916

		3,451,247

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	12,045	806,533
Arrow Electronics, Inc. *	830	76,518
Avnet, Inc.	944	34,097
CDW Corp.	2,939	458,719
Cognex Corp.	1,711	70,921
Coherent Corp. *	900	31,365
Corning, Inc.	8,949	259,700
Fabrinet*	506	48,298
Flex Ltd. *	7,316	121,885
Insight Enterprises, Inc. *	300	24,723
IPG Photonics Corp. *	471	39,729
Jabil, Inc.	3,689	212,892
Keysight Technologies, Inc. *	3,226	507,643
Littelfuse, Inc.	380	75,502
National Instruments Corp.	1,428	53,893
Novanta, Inc. *	661	76,445
TD SYNNEX Corp.	1,139	92,475
TE Connectivity Ltd.	3,575	394,537
Teledyne Technologies, Inc. *	573	193,370
Trimble, Inc. *	2,830	153,584
Zebra Technologies Corp., Class A *	919	240,787

		3,973,616

Energy Equipment & Services — 0.2%
Baker Hughes Co.	3,464	72,606
ChampionX Corp.	3,461	67,732
Halliburton Co.	11,690	287,808
Helmerich & Payne, Inc.	805	29,761
NOV, Inc.	4,002	64,752
Schlumberger NV	12,666	454,709
TechnipFMC PLC *	4,963	41,987

		1,019,355

Entertainment — 0.9%
Activision Blizzard, Inc.	9,560	710,690
Electronic Arts, Inc.	2,838	328,385
Endeavor Group Holdings, Inc., Class A *	1,972	39,953
Liberty Media Corp.-Liberty Formula One, Class A *	315	16,544
Liberty Media Corp.-Liberty Formula One, Class C *	2,102	122,967

	SHARES	VALUE†
Live Nation Entertainment, Inc. *	2,466	$187,515
Madison Square Garden Sports Corp. *	279	38,128
Netflix, Inc. *	4,747	1,117,634
Spotify Technology SA *	385	33,225
Take-Two Interactive Software, Inc. *	2,052	223,668
Walt Disney Co. (The) *	18,097	1,707,090
Warner Bros Discovery, Inc. *	12,527	144,060
Warner Music Group Corp., Class A	1,467	34,049
World Wrestling Entertainment, Inc., Class A	628	44,067

		4,747,975

Food & Staples Retailing — 1.7%
Albertsons Cos., Inc. Class A	714	17,750
BJ’s Wholesale Club Holdings, Inc. *	2,341	170,448
Casey’s General Stores, Inc.	774	156,751
Costco Wholesale Corp.	8,735	4,125,279
Grocery Outlet Holding Corp. *	1,046	34,821
Kroger Co. (The)	17,571	768,731
Performance Food Group Co. *	1,336	57,381
Sprouts Farmers Market, Inc. *	1,478	41,015
Sysco Corp.	9,579	677,331
US Foods Holding Corp. *	1,600	42,304
Walgreens Boots Alliance, Inc.	6,082	190,975
Walmart, Inc.	25,166	3,264,030

		9,546,816

Food Products — 1.0%
Archer-Daniels-Midland Co.	4,142	333,224
Bunge Ltd.	1,401	115,681
Campbell Soup Co.	4,243	199,930
Conagra Brands, Inc.	3,575	116,652
Darling Ingredients, Inc. *	3,101	205,131
Flowers Foods, Inc.	3,652	90,168
General Mills, Inc.	8,511	652,028
Hershey Co. (The)	2,946	649,505
Hormel Foods Corp.	4,014	182,396
Hostess Brands, Inc. *	1,697	39,438
Ingredion, Inc.	1,590	128,027
J.M. Smucker Co. (The)	1,268	174,236
Kellogg Co.	5,495	382,782
Kraft Heinz Co. (The)	5,057	168,651
Lamb Weston Holdings, Inc.	4,603	356,180
Lancaster Colony Corp.	522	78,446
McCormick & Co., Inc.	405	29,638
McCormick & Co., Inc.	3,171	225,997
Mondelez International, Inc., Class A	11,759	644,746
Pilgrim’s Pride Corp. *	1,700	39,134
Post Holdings, Inc. *	1,501	122,947
Seaboard Corp.	11	37,429
Tyson Foods, Inc., Class A	5,064	333,869

		5,306,235

Gas Utilities — 0.1%
Atmos Energy Corp.	2,360	240,366
National Fuel Gas Co.	1,600	98,480
New Jersey Resources Corp.	954	36,920
ONE Gas, Inc.	249	17,527
South Jersey Industries, Inc.	884	29,543
Southwest Gas Holdings, Inc.	1,343	93,674
Spire, Inc.	549	34,219

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Gas Utilities (Continued)
UGI Corp.	2,799	$90,492

		641,221

Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	23,514	2,275,215
Abiomed, Inc. *	350	85,981
Align Technology, Inc. *	833	172,523
Baxter International, Inc.	7,728	416,230
Becton Dickinson & Co.	2,001	445,883
Boston Scientific Corp. *	10,979	425,217
Cooper Cos., Inc. (The)	521	137,492
Dentsply Sirona, Inc.	1,213	34,389
DexCom, Inc. *	2,749	221,404
Edwards Lifesciences Corp. *	8,835	730,036
Envista Holdings Corp. *	2,222	72,904
Globus Medical, Inc., Class A *	1,500	89,355
Haemonetics Corp. *	657	48,638
Hologic, Inc. *	4,904	316,406
ICU Medical, Inc. *	98	14,759
Idexx Laboratories, Inc. *	2,000	651,600
Insulet Corp. *	740	169,756
Integra LifeSciences Holdings Corp. *	1,168	49,476
Intuitive Surgical, Inc. *	1,973	369,819
Lantheus Holdings, Inc. *	601	42,268
Masimo Corp. *	608	85,825
Medtronic PLC	9,595	774,796
Merit Medical Systems, Inc. *	769	43,456
Neogen Corp. *	7,062	98,656
Novocure Ltd. *	300	22,794
Omnicell, Inc. *	500	43,515
Penumbra, Inc. *	389	73,754
ResMed, Inc.	2,579	562,996
Shockwave Medical, Inc. *	212	58,951
STAAR Surgical Co. *	630	44,447
STERIS plc	889	147,823
Stryker Corp.	4,501	911,633
Teleflex, Inc.	364	73,331
Zimmer Biomet Holdings, Inc.	1,186	123,996

		9,835,324

Health Care Providers & Services — 3.4%
Acadia Healthcare Co., Inc. *	1,169	91,392
agilon health, Inc. *	1,131	26,488
Amedisys, Inc. *	578	55,945
AmerisourceBergen Corp.	2,652	358,895
AMN Healthcare Services, Inc. *	799	84,662
Cardinal Health, Inc.	3,943	262,919
Centene Corp. *	4,920	382,825
Chemed Corp.	339	147,994
CIGNA Corp.	5,306	1,472,256
CVS Health Corp.	14,844	1,415,672
DaVita, Inc. *	2,100	173,817
Elevance Health, Inc.	3,677	1,670,240
Encompass Health Corp.	2,141	96,837
Enhabit, Inc. *	1,070	15,023
Ensign Group, Inc. (The)	687	54,617
HCA Healthcare, Inc.	3,366	618,637
HealthEquity, Inc. *	331	22,233
Henry Schein, Inc. *	3,048	200,467
Humana, Inc.	2,029	984,451
Laboratory Corp. of America Holdings	1,685	345,105
McKesson Corp.	2,992	1,016,891
Molina Healthcare, Inc. *	1,058	348,971
Option Care Health, Inc. *	1,563	49,188

	SHARES	VALUE†
Premier, Inc., Class A	1,383	$46,939
Quest Diagnostics, Inc.	2,455	301,204
R1 RCM, Inc. *	1,861	34,484
Select Medical Holdings Corp.	1,347	29,769
Tenet Healthcare Corp. *	1,281	66,074
UnitedHealth Group, Inc.	16,609	8,388,209
Universal Health Services, Inc., Class B	1,628	143,557

		18,905,761

Health Care Technology — 0.1%
Change Healthcare, Inc. *	7,084	194,739
Veeva Systems, Inc., Class A *	1,334	219,950

		414,689

Hotels, Restaurants & Leisure — 1.8%
Aramark	2,445	76,284
Booking Holdings, Inc. *	578	949,775
Boyd Gaming Corp.	1,142	54,416
Chipotle Mexican Grill, Inc. *	423	635,667
Choice Hotels International, Inc.	1,000	109,520
Churchill Downs, Inc.	524	96,495
Darden Restaurants, Inc.	2,002	252,893
Domino’s Pizza, Inc.	716	222,103
Expedia Group, Inc. *	1,275	119,455
Hilton Worldwide Holdings, Inc.	3,388	408,661
Hyatt Hotels Corp., Class A *	300	24,288
Las Vegas Sands Corp. *	3,185	119,501
Marriott International, Inc., Class A	5,910	828,227
Marriott Vacations Worldwide Corp.	750	91,395
McDonald’s Corp.	12,813	2,956,472
MGM Resorts International	3,426	101,821
Penn Entertainment, Inc. *	1,589	43,713
Planet Fitness, Inc. Class A *	1,127	64,983
Royal Caribbean Cruises Ltd. *	2,550	96,645
SeaWorld Entertainment, Inc. *	920	41,869
Starbucks Corp.	19,320	1,627,903
Texas Roadhouse, Inc.	1,257	109,686
Travel + Leisure Co.	1,126	38,419
Vail Resorts, Inc.	666	143,616
Wendy’s Co. (The)	5,687	106,290
Wingstop, Inc.	324	40,636
Wyndham Hotels & Resorts, Inc.	1,765	108,283
Wynn Resorts Ltd. *@	738	46,516
Yum! Brands, Inc.	5,152	547,864

		10,063,396

Household Durables — 0.3%
DR Horton, Inc.	5,753	387,464
Garmin Ltd.	2,389	191,861
Leggett & Platt, Inc.	3,378	112,217
Lennar Corp., B Shares	72	4,285
Lennar Corp., Class A	3,122	232,745
Mohawk Industries, Inc. *	600	54,714
Newell Brands, Inc.	1,165	16,182
NVR, Inc. *	68	271,121
PulteGroup, Inc.	4,404	165,150
Skyline Champion Corp. *	476	25,166
Tempur Sealy International, Inc.	3,440	83,042
Toll Brothers, Inc.	1,650	69,300
TopBuild Corp. *	500	82,390
Whirlpool Corp.	1,555	209,630

		1,905,267

Household Products — 1.5%
Church & Dwight Co., Inc.	4,542	324,480
Clorox Co. (The)	2,311	296,709
Colgate-Palmolive Co.	15,714	1,103,909

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Household Products (Continued)
Kimberly-Clark Corp.	5,955	$670,176
Procter & Gamble Co. (The)	48,462	6,118,327
Reynolds Consumer Products, Inc.	878	22,837

		8,536,438

Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)	11,000	248,600
Atlantica Sustainable Infrastructure PLC	700	18,410
Clearway Energy, Inc., Class A	1,270	36,957
Clearway Energy, Inc., Class C	2,400	76,440
Ormat Technologies, Inc.	741	63,874
Vistra Corp.	3,161	66,381

		510,662

Industrial Conglomerates — 0.7%
3M Co.	13,151	1,453,186
General Electric Co.	2,729	168,952
Honeywell International, Inc.	12,821	2,140,722

		3,762,860

Insurance — 1.9%
Aflac, Inc.	7,013	394,131
Alleghany Corp. *	167	140,175
Allstate Corp. (The)	2,925	364,250
American Equity Investment Life Holding Co.	788	29,385
American Financial Group, Inc.	527	64,784
American International Group, Inc.	4,355	206,775
Aon PLC, Class A	4,982	1,334,528
Arch Capital Group Ltd. *	3,373	153,606
Arthur J. Gallagher & Co.	2,175	372,403
Assurant, Inc.	1,143	166,044
Assured Guaranty Ltd.	900	43,605
Axis Capital Holdings Ltd.	1,300	63,895
Brighthouse Financial, Inc. *	674	29,265
Brown & Brown, Inc.	4,399	266,051
Chubb Ltd.	3,276	595,839
Cincinnati Financial Corp.	1,150	103,005
CNA Financial Corp.	943	34,797
Enstar Group Ltd. *	300	50,877
Erie Indemnity Co., Class A	545	121,159
Everest Re Group Ltd.	191	50,126
Fidelity National Financial, Inc.	4,510	163,262
First American Financial Corp.	2,368	109,165
Globe Life, Inc.	1,141	113,758
Hanover Insurance Group, Inc. (The)	696	89,185
Hartford Financial Services Group, Inc. (The)	4,796	297,064
Kinsale Capital Group, Inc.	257	65,643
Lincoln National Corp.	2,031	89,181
Loews Corp.	1,471	73,315
Markel Corp. *	100	108,422
Marsh & McLennan Cos., Inc.	9,000	1,343,610
MBIA, Inc. *	3,600	33,120
MetLife, Inc.	4,850	294,783
Old Republic International Corp.	2,863	59,923
Primerica, Inc.	919	113,451
Principal Financial Group, Inc.	2,619	188,961
Progressive Corp. (The)	8,028	932,934
Prudential Financial, Inc.	2,294	196,779

	SHARES	VALUE†
Reinsurance Group of America, Inc.	777	$97,754
RenaissanceRe Holdings Ltd.	783	109,925
RLI Corp.	700	71,666
Selective Insurance Group, Inc.	829	67,481
Travelers Companies, Inc. (The)	5,274	807,977
Unum Group	1,700	65,960
W. R. Berkley Corp.	2,655	171,460
White Mountains Insurance Group Ltd.	33	43,000
Willis Towers Watson PLC	1,050	210,987

		10,503,466

Interactive Media & Services — 4.3%
Alphabet, Inc., Class A *	91,160	8,719,454
Alphabet, Inc., Class C *	89,820	8,636,193
Bumble, Inc., Class A *@	861	18,503
Match Group, Inc. *	3,467	165,549
Meta Platforms, Inc., Class A *	40,998	5,562,609
Pinterest, Inc., Class A *	810	18,873
Snap, Inc., Class A *	3,870	38,003
Twitter, Inc. *	5,999	262,996
Ziff Davis, Inc. *	1,013	69,370
Zillow Group, Inc., Class A *	436	12,483
Zillow Group, Inc., Class C *@	1,159	33,159
ZoomInfo Technologies, Inc. *	878	36,578

		23,573,770

Internet & Catalog Retail — 3.7%
Amazon.com, Inc. *	176,560	19,951,280
eBay, Inc.	9,533	350,910
Etsy, Inc. *	2,334	233,703

		20,535,893

IT Services — 5.0%
Accenture PLC, Class A	12,877	3,313,252
Akamai Technologies, Inc. *	2,286	183,612
Amdocs Ltd.	2,698	214,356
Automatic Data Processing, Inc.	9,817	2,220,507
Block, Inc., Class A *	2,826	155,402
Broadridge Financial Solutions, Inc.	2,485	358,635
Cognizant Technology Solutions Corp., Class A	8,574	492,491
Concentrix Corp.	1,139	127,147
DXC Technology Co. *	2,810	68,789
EPAM Systems, Inc. *	781	282,870
Euronet Worldwide, Inc. *	911	69,017
ExlService Holdings, Inc. *	264	38,903
Fidelity National Information Services, Inc.	5,983	452,135
Fiserv, Inc. *	5,324	498,167
FleetCor Technologies, Inc. *	1,396	245,933
Gartner, Inc. *	1,713	473,970
Genpact Ltd.	2,839	124,263
Global Payments, Inc.	3,120	337,116
Globant SA *	394	73,710
GoDaddy, Inc., Class A *	2,137	151,471
International Business Machines Corp.	20,148	2,393,784
Jack Henry & Associates, Inc.	1,300	236,951
MasterCard, Inc., Class A	21,634	6,151,412
Maximus, Inc.	1,464	84,722
MongoDB, Inc. *	284	56,391
Okta, Inc. *	1,243	70,689
Paychex, Inc.	5,938	666,303
PayPal Holdings, Inc. *	12,255	1,054,788

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
IT Services (Continued)
Snowflake, Inc., Class A *	1,051	$178,628
SS&C Technologies Holdings, Inc.	3,246	154,996
Switch, Inc., Class A	1,080	36,385
Twilio, Inc., Class A *	1,065	73,634
VeriSign, Inc. *	1,702	295,637
Visa, Inc., Class A	34,029	6,045,252
Western Union Co. (The)	6,874	92,799
WEX, Inc. *	663	84,161

		27,558,278

Leisure Equipment & Products — 0.1%
Acushnet Holdings Corp.	993	43,186
Brunswick Corp.	1,810	118,464
Hasbro, Inc.	2,087	140,706
Mattel, Inc. *	6,862	129,966
Polaris, Inc.	1,034	98,902
Topgolf Callaway Brands Corp. *	982	18,913

		550,137

Life Sciences Tools & Services — 1.5%
Agilent Technologies, Inc.	3,928	477,448
Avantor, Inc. *	4,257	83,437
Azenta, Inc.	1,100	47,146
Bio-Rad Laboratories, Inc., Class A *	223	93,022
Bio-Techne Corp.	473	134,332
Bruker Corp.	2,044	108,455
Charles River Laboratories International, Inc. *	640	125,952
Danaher Corp.	6,554	1,692,833
Illumina, Inc. *	1,577	300,876
IQVIA Holdings, Inc. *	2,790	505,381
Maravai LifeSciences Holdings, Inc., Class A *	2,496	63,723
Medpace Holdings, Inc. *	500	78,585
Mettler-Toledo International, Inc. *	519	562,658
PerkinElmer, Inc.	2,006	241,382
Repligen Corp. *	355	66,424
Sotera Health Co. *	1,385	9,446
Syneos Health, Inc. *	927	43,708
Thermo Fisher Scientific, Inc.	5,401	2,739,333
Waters Corp. *	1,391	374,916
West Pharmaceutical Services, Inc.	1,211	298,003

		8,047,060

Machinery — 2.1%
AGCO Corp.	1,297	124,732
Allison Transmission Holdings, Inc.	1,376	46,454
Caterpillar, Inc.	12,969	2,127,954
Chart Industries, Inc. *@	200	36,870
Crane Holdings Co.	1,115	97,607
Cummins, Inc.	2,675	544,389
Deere & Co.	7,430	2,480,803
Donaldson Co., Inc.	2,651	129,925
Dover Corp.	2,615	304,857
Esab Corp.	564	18,815
Evoqua Water Technologies Corp. *	1,408	46,563
Flowserve Corp.	1,775	43,132
Fortive Corp.	3,548	206,848
Franklin Electric Co., Inc.	300	24,513
Graco, Inc.	3,370	202,031
IDEX Corp.	1,004	200,649
Illinois Tool Works, Inc.	6,946	1,254,795
Ingersoll Rand, Inc.	3,972	171,829
ITT, Inc.	2,081	135,973

	SHARES	VALUE†
Lincoln Electric Holdings, Inc.	1,491	$187,449
Middleby Corp. (The) *	1,043	133,681
Mueller Industries, Inc.	388	23,063
Nordson Corp.	848	180,005
Oshkosh Corp.	1,700	119,493
Otis Worldwide Corp.	5,642	359,960
PACCAR, Inc.	5,660	473,685
Parker-Hannifin Corp.	2,575	623,948
Pentair PLC	1,393	56,598
RBC Bearings, Inc. *	421	87,488
Snap-On, Inc.	1,143	230,143
Stanley Black & Decker, Inc.	2,408	181,106
Timken Co., (The)	1,644	97,062
Toro Co. (The)	2,683	232,026
Watts Water Technologies, Inc., Class A	400	50,292
Westinghouse Air Brake Technologies Corp.	1,144	93,064
Xylem, Inc.	2,293	200,316

		11,528,118

Marine — 0.0%
Kirby Corp. *	322	19,568

Media — 0.8%
Cable One, Inc.	101	86,158
Charter Communications, Inc., Class A *	2,672	810,551
Comcast Corp., Class A	65,506	1,921,291
DISH Network Corp., Class A *	43	595
Fox Corp. Class A	3,686	113,086
Fox Corp. Class B	661	18,839
Interpublic Group of Cos., Inc. (The)	6,061	155,162
Liberty Broadband Corp., Class A *	315	23,499
Liberty Broadband Corp., Class C *	1,371	101,180
Liberty Media Corp.-Liberty Siriusxm, Class A *	1,263	48,082
Liberty Media Corp.-Liberty Siriusxm, Class C *	1,178	44,422
New York Times Co. (The), Class A	1,641	47,179
News Corp., Class A	3,913	59,125
News Corp., Class B	1,525	23,516
Nexstar Media Group, Inc. Class A	900	150,165
Omnicom Group, Inc.	4,831	304,788
Paramount Global, Class A @	616	13,269
Paramount Global, Class B @	1,143	21,763
Sirius XM Holdings, Inc. @	12,754	72,825
TEGNA, Inc.	2,624	54,264
Trade Desk, Inc. (The), Class A *	4,830	288,592

		4,358,351

Metals & Mining — 0.4%
Alcoa Corp.	2,296	77,283
Cleveland-Cliffs, Inc. *	2,915	39,265
Commercial Metals Co.	1,475	52,333
Freeport-McMoRan, Inc.	23,281	636,270
MP Materials Corp. *	923	25,198
Newmont Corp.	7,854	330,104
Nucor Corp.	5,263	563,089
Reliance Steel & Aluminum Co.	1,403	244,697
Royal Gold, Inc.	1,115	104,609
Southern Copper Corp.	1,769	79,322
Steel Dynamics, Inc.	3,175	225,266
United States Steel Corp.	2,198	39,828

		2,417,264

Multi-Utilities — 0.8%
Ameren Corp.	3,328	268,070
Black Hills Corp.	1,300	88,049

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Multi-Utilities (Continued)
Centerpoint Energy, Inc.	6,700	$188,806
CMS Energy Corp.	5,199	302,790
Consolidated Edison, Inc.	5,063	434,203
Dominion Energy, Inc.	13,388	925,245
DTE Energy Co.	3,247	373,567
NiSource, Inc.	5,791	145,875
NorthWestern Corp.	858	42,282
Public Service Enterprise Group, Inc.	8,415	473,176
Sempra Energy	4,736	710,116
WEC Energy Group, Inc.	4,990	446,256

		4,398,435

Multiline Retail — 0.7%
Dollar General Corp.	5,731	1,374,638
Dollar Tree, Inc. *	2,486	338,344
Macy’s, Inc.	4,200	65,814
Ollie’s Bargain Outlet Holdings, Inc. *	691	35,656
Target Corp.	13,538	2,008,904

		3,823,356

Oil, Gas & Consumable Fuels — 3.4%
Antero Midstream Corp.	3,600	33,048
Antero Resources Corp. *	3,300	100,749
APA Corp.	5,617	192,045
Cheniere Energy, Inc.	5,110	847,800
Chesapeake Energy Corp. @	918	86,485
Chevron Corp.	20,184	2,899,835
Chord Energy Corp.	466	63,735
Comstock Resources, Inc. *	2,670	46,164
ConocoPhillips	18,168	1,859,313
Continental Resources, Inc.	1,157	77,299
Coterra Energy, Inc.	8,623	225,233
CVR Energy, Inc.	1,186	34,370
Denbury, Inc. *	300	25,878
Devon Energy Corp.	12,088	726,851
Diamondback Energy, Inc.	2,249	270,915
DT Midstream, Inc. *	1,623	84,217
EOG Resources, Inc.	9,574	1,069,703
EQT Corp.	3,800	154,850
Exxon Mobil Corp.	51,529	4,498,997
Hess Corp.	4,540	494,815
HF Sinclair Corp.	2,161	116,348
Kinder Morgan, Inc.	8,265	137,530
Magnolia Oil & Gas Corp., Class A	1,900	37,639
Marathon Oil Corp.	8,798	198,659
Marathon Petroleum Corp.	5,516	547,904
Matador Resources Co.	1,362	66,629
Murphy Oil Corp.	1,330	46,776
New Fortress Energy, Inc.	1,001	43,754
Occidental Petroleum Corp.	18,731	1,151,020
ONEOK, Inc.	6,698	343,206
Ovintiv, Inc.	3,582	164,772
PBF Energy, Inc., Class A *	1,038	36,496
PDC Energy, Inc.	985	56,923
Peabody Energy Corp. *@	1,941	48,176
Phillips 66	3,291	265,650
Pioneer Natural Resources Co.	3,066	663,881
Range Resources Corp.	3,129	79,039
SM Energy Co.	1,784	67,096
Southwestern Energy Co. *	8,393	51,365

	SHARES	VALUE†
Targa Resources Corp.	1,997	$120,499
Texas Pacific Land Corp.	58	103,079
Valero Energy Corp.	4,073	435,200
Williams Cos., Inc. (The)	13,491	386,247

		18,960,190

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	1,880	96,237

Personal Products — 0.2%
Coty, Inc., Class A *	2,516	15,901
Estee Lauder Companies, Inc. (The), Class A	4,869	1,051,217

		1,067,118

Pharmaceuticals — 5.0%
Bristol-Myers Squibb Co.	33,566	2,386,207
Catalent, Inc. *	2,337	169,105
Elanco Animal Health, Inc. *	4,517	56,056
Eli Lilly & Co.	19,445	6,287,541
Jazz Pharmaceuticals PLC *	1,092	145,553
Johnson & Johnson	55,065	8,995,418
Merck & Co., Inc.	47,673	4,105,599
Organon & Co.	4,671	109,301
Perrigo Co. PLC	1,790	63,831
Pfizer, Inc.	79,600	3,483,296
Royalty Pharma PLC, Class A	2,744	110,254
Viatris, Inc.	10,369	88,344
Zoetis, Inc.	11,289	1,674,046

		27,674,551

Professional Services — 0.6%
ASGN, Inc. *	677	61,181
Booz Allen Hamilton Holding Corp.	3,549	327,750
CACI International, Inc., Class A *	656	171,255
Clarivate PLC *	1,732	16,263
CoStar Group, Inc. *	2,890	201,289
Dun & Bradstreet Holdings, Inc.	2,459	30,467
Equifax, Inc.	1,711	293,317
Exponent, Inc.	799	70,048
FTI Consulting, Inc. *	662	109,700
Insperity, Inc.	451	46,043
Jacobs Solutions, Inc.	1,338	145,160
KBR, Inc.	2,987	129,098
Leidos Holdings, Inc.	2,174	190,160
Manpowergroup, Inc.	1,600	103,504
Nielsen Holdings PLC	4,300	119,196
Robert Half International, Inc.	2,642	202,113
Science Applications International Corp.	1,371	121,238
TransUnion	2,647	157,470
TriNet Group, Inc. *	865	61,605
Verisk Analytics, Inc.	3,116	531,371

		3,088,228

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	5,492	370,765
Jones Lang LaSalle, Inc. *	1,100	166,177

		536,942

Road & Rail — 1.3%
AMERCO	152	77,401
Avis Budget Group, Inc. *	673	99,914
CSX Corp.	47,289	1,259,779
Hertz Global Holdings, Inc. *@	1,191	19,389

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Road & Rail (Continued)
JB Hunt Transport Services, Inc.	2,271	$355,230
Knight-Swift Transportation Holdings, Inc.	2,249	110,044
Landstar System, Inc.	1,073	154,909
Norfolk Southern Corp.	4,620	968,583
Old Dominion Freight Line, Inc.	1,937	481,867
Saia, Inc. *	200	38,000
Schneider National, Inc., Class B	1,939	39,362
Uber Technologies, Inc. *	9,836	260,654
Union Pacific Corp.	15,597	3,038,607
XPO Logistics, Inc. *	1,934	86,102

		6,989,841

Semiconductors & Semiconductor Equipment — 5.0%
Advanced Micro Devices, Inc. *	15,994	1,013,380
Amkor Technology, Inc.	2,141	36,504
Analog Devices, Inc.	4,750	661,865
Applied Materials, Inc.	20,575	1,685,710
Broadcom, Inc.	9,251	4,107,537
Cirrus Logic, Inc. *	1,237	85,106
Enphase Energy, Inc. *	1,883	522,476
Entegris, Inc.	2,634	218,675
First Solar, Inc. *	1,023	135,312
Intel Corp.	58,527	1,508,241
KLA Corp.	3,591	1,086,744
Lam Research Corp.	3,492	1,278,072
Lattice Semiconductor Corp. *	1,742	85,724
MACOM Technology Solutions Holdings, Inc. *	878	45,472
Marvell Technology, Inc.	6,428	275,825
Microchip Technology, Inc.	8,612	525,590
Micron Technology, Inc.	15,518	777,452
MKS Instruments, Inc.	1,252	103,465
Monolithic Power Systems, Inc.	581	211,135
NVIDIA Corp.	43,332	5,260,071
NXP Semiconductors NV	400	59,004
ON Semiconductor Corp. *	8,229	512,914
Onto Innovation, Inc. *	307	19,663
Power Integrations, Inc.	846	54,415
Qorvo, Inc. *	1,637	129,994
QUALCOMM, Inc.	25,043	2,829,358
Silicon Laboratories, Inc. *	600	74,064
Skyworks Solutions, Inc.	3,226	275,081
SolarEdge Technologies, Inc. *	455	105,314
Synaptics, Inc. *	1	99
Teradyne, Inc.	3,943	296,316
Texas Instruments, Inc.	21,009	3,251,773
Universal Display Corp.	786	74,159
Wolfspeed, Inc. *@	857	88,580

		27,395,090

Software — 8.2%
Adobe, Inc. *	9,085	2,500,192
Alarm.com Holdings, Inc. *	692	44,883
ANSYS, Inc. *	813	180,242
Aspen Technology, Inc. *	923	219,859
Atlassian Corp. PLC, Class A *	1,245	262,185
Autodesk, Inc. *	2,329	435,057
Bentley Systems, Inc., Class B	2,343	71,672
Bill.com Holdings, Inc. *	791	104,705
Black Knight, Inc. *	2,102	136,062
Box, Inc., Class A *	2,773	67,633
Cadence Design Systems, Inc. *	5,024	821,072
Ceridian HCM Holding, Inc. *	995	55,601
Citrix Systems, Inc. <>	2,573	267,592

	SHARES	VALUE†
Crowdstrike Holdings, Inc., Class A *	825	$135,968
Datadog, Inc., Class A *	1,407	124,913
DocuSign, Inc. *	500	26,735
Dolby Laboratories, Inc., Class A	938	61,111
DoubleVerify Holdings, Inc. *	1,981	54,180
Dropbox, Inc., Class A *	2,689	55,716
Dynatrace, Inc. *	1,205	41,946
Fair Isaac Corp. *	488	201,061
Five9, Inc. *	200	14,996
Fortinet, Inc. *	13,845	680,205
Guidewire Software, Inc. *	801	49,326
HubSpot, Inc. *	406	109,669
Intuit, Inc.	3,683	1,426,500
Manhattan Associates, Inc. *	2,300	305,969
Microsoft Corp.	130,116	30,304,016
NCR Corp. *	591	11,235
NortonLifeLock, Inc.	5,861	118,041
Oracle Corp.	26,244	1,602,721
Palantir Technologies, Inc., Class A *	13,943	113,357
Palo Alto Networks, Inc. *	2,385	390,639
Paycom Software, Inc. *	888	293,031
Paylocity Holding Corp. *	668	161,375
Procore Technologies, Inc. *	810	40,079
PTC, Inc. *	1,031	107,843
Qualys, Inc. *	503	70,113
Roper Technologies, Inc.	1,156	415,744
Salesforce, Inc. *	7,199	1,035,504
ServiceNow, Inc. *	1,610	607,952
Splunk, Inc. *	1,045	78,584
SPS Commerce, Inc. *	393	48,822
Synopsys, Inc. *	1,737	530,671
Teradata Corp. *	1,256	39,011
Tyler Technologies, Inc. *	424	147,340
VMware, Inc., Class A	2,695	286,910
Workday, Inc., Class A *	981	149,328
Zendesk, Inc. *	1,234	93,907
Zoom Video Communications, Inc., Class A *	1,484	109,208
Zscaler, Inc. *	705	115,881

		45,326,362

Specialty Retail — 2.5%
Academy Sports & Outdoors, Inc.	1,110	46,820
Advance Auto Parts, Inc.	1,238	193,549
AutoNation, Inc. *	961	97,897
AutoZone, Inc. *	433	927,456
Bath & Body Works, Inc.	600	19,560
Best Buy Co., Inc.	6,478	410,316
Burlington Stores, Inc. *	571	63,889
Carmax, Inc. *	2,905	191,788
Carvana Co. *@	614	12,464
Dick’s Sporting Goods, Inc.	1,695	177,365
Five Below, Inc. *	1,000	137,670
Floor & Decor Holdings, Inc., Class A *	701	49,252
Foot Locker, Inc.	1,146	35,675
Home Depot, Inc. (The)	16,895	4,662,006
Lithia Motors, Inc.	199	42,695
Lowe’s Cos., Inc.	11,397	2,140,471
Murphy USA, Inc.	1,116	306,800
O’Reilly Automotive, Inc. *	1,311	922,092
Penske Automotive Group, Inc.	658	64,767
RH*	330	81,203
Ross Stores, Inc.	6,470	545,227
TJX Cos., Inc. (The)	27,206	1,690,037
Tractor Supply Co.	2,732	507,824

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

	SHARES	VALUE†

COMMON STOCKS (Continued)
Specialty Retail (Continued)
Ulta Beauty, Inc. *	984	$394,771
Williams-Sonoma, Inc.	2,400	282,840

		14,004,434

Textiles, Apparel & Luxury Goods —0.7%
Capri Holdings Ltd. *	1,085	41,707
Columbia Sportswear Co.	858	57,743
Deckers Outdoor Corp. *	473	147,865
Lululemon Athletica, Inc. *	2,254	630,128
NIKE, Inc., Class B	26,906	2,236,427
PVH Corp.	760	34,048
Ralph Lauren Corp.	1,100	93,423
Skechers U.S.A., Inc., Class A *	1,800	57,096
Tapestry, Inc.	5,352	152,157
Under Armour, Inc., Class A *	2,760	18,354
Under Armour, Inc., Class C *	2,884	17,189
VF Corp.	5,509	164,774

		3,650,911

Thrifts & Mortgage Finance — 0.0%
Essent Group Ltd.	700	24,409
MGIC Investment Corp.	4,400	56,408
New York Community Bancorp, Inc. @	6,032	51,453
Rocket Cos, Inc.Class A	3,544	22,398
TFS Financial Corp.	1,093	14,209
Walker & Dunlop, Inc.	353	29,557
WSFS Financial Corp.	417	19,374

		217,808

Tobacco — 0.5%
Altria Group, Inc.	27,551	1,112,509
Philip Morris International, Inc.	21,397	1,776,165

		2,888,674

Trading Companies & Distributors — 0.4%
Air Lease Corp.	1,296	40,189
Applied Industrial Technologies, Inc.	374	38,440
Beacon Roofing Supply, Inc. *	1,400	76,608
Fastenal Co.	12,697	584,570
GATX Corp.	410	34,911
Herc Holdings, Inc.	387	40,202
MSC Industrial Direct Co., Inc., Class A	1,100	80,091
SiteOne Landscape Supply, Inc. *	654	68,108
Triton International Ltd.	400	21,892
United Rentals, Inc. *	2,064	557,528
Univar Solutions, Inc. *	2,156	49,027
Watsco, Inc.	474	122,036
WESCO International, Inc. *	596	71,150
WW Grainger, Inc.	1,097	536,641

		2,321,393

Water Utilities — 0.1%
American States Water Co.	626	48,797
American Water Works Co., Inc.	3,475	452,306
California Water Service Group	380	20,022
Essential Utilities, Inc.	3,662	151,533

		672,658

Wireless Telecommunication Services —0.2%
T-Mobile US, Inc. *	8,733	1,171,707

TOTAL COMMON STOCKS (Identified Cost $134,525,303)		527,019,455

	SHARES	VALUE†

MUTUAL FUNDS — 4.2%
Others — 4.2%
DFA U.S. Micro Cap Portfolio	1,050,300	$22,812,511

TOTAL MUTUAL FUNDS (Identified Cost $13,393,976)		22,812,511

SHORT-TERM INVESTMENTS — 0.4%
Investment Company — 0.4%
State Street Institutional U.S. Government Money Market Fund 2.690%	2,066,495	2,066,495

		2,066,495

Collateral For Securities On Loan —0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.030%	231,230	231,230

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,297,725)		2,297,725

Total Investments — 100.1% (Identified Cost $150,217,004)		552,129,691
Liabilities, Less Cash and Other Assets — (0.1%)		(470,409)

Net Assets — 100.0%		$551,659,282

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of September 30, 2022, the fair value of the securities on loan was $976,115.
<>	Fair valued security. Security is valued using significant observable inputs other than quoted prices as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

The accompanying notes are an integral part of these portfolio of investments.

Portfolio Sectors as of September 30, 2022
(As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Information Technology	28.5%
Health Care	14.3%
Financials	12.5%
Consumer Discretionary	12.0%
Industrials	9.5%
Communication Services	7.1%
Consumer Staples	7.0%
Energy	3.6%
Utilities	3.1%
Materials	2.4%

100.0%

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited)

		FACE AMOUNT	VALUE†
BONDS AND NOTES — 97.8%
Australia — 8.8%
Australia & New Zealand Banking Group Ltd., 3.700%, 11/16/25	USD	1,000,000	$965,613
Commonwealth Bank of Australia, 1.125%, 6/15/26 ±	USD	11,800,000	10,299,553
National Australia Bank Ltd., 0.250%, 5/20/24	EUR	500,000	468,661
National Australia Bank Ltd., 1.388%, 1/12/25 ±	USD	600,000	555,680
National Australia Bank Ltd., 2.900%, 2/25/27	AUD	1,000,000	587,163
National Australia Bank Ltd., 3.375%, 1/14/26	USD	8,500,000	8,105,808
New South Wales Treasury Corp., 1.250%, 3/20/25	AUD	500,000	300,516
New South Wales Treasury Corp., 4.000%, 5/20/26	AUD	15,900,000	10,165,627
Queensland Treasury Corp., 3.250%, 7/21/26 ±	AUD	8,500,000	5,290,622
Queensland Treasury Corp., 4.750%, 7/21/25 ±	AUD	1,350,000	881,998
Queensland Treasury Corp., 5.750%, 7/22/24	AUD	700,000	462,543
South Australian Government Financing Authority, 2.250%, 8/15/24	AUD	500,000	310,775
South Australian Government Financing Authority, 3.000%, 7/20/26	AUD	4,300,000	2,652,471
Treasury Corp. of Victoria, 0.500%, 11/20/25	AUD	9,400,000	5,409,706
Treasury Corp. of Victoria, 5.500%, 12/17/24	AUD	500,000	331,097
Western Australian Treasury Corp., 2.500%, 7/23/24	AUD	500,000	312,687
Western Australian Treasury Corp., 5.000%, 7/23/25	AUD	500,000	328,866
Westpac Banking Corp., 1.019%, 11/18/24	USD	2,000,000	1,856,141
Westpac Banking Corp., 1.150%, 6/03/26	USD	6,500,000	5,688,650
Westpac Banking Corp., 2.350%, 2/19/25	USD	3,196,000	3,028,700
Westpac Banking Corp., 2.850%, 5/13/26	USD	4,300,000	4,010,127
Westpac Banking Corp., (3-mo. Swap + 0.950%), 3.254%, 11/16/23 ‡	AUD	100,000	64,254
Westpac Banking Corp., 4.125%, 6/04/26	AUD	2,300,000	1,433,423

			63,510,681

Austria — 1.0%
Oesterreichische Kontrollbank AG, 1.250%, 12/15/23	GBP	1,400,000	1,501,966
Oesterreichische Kontrollbank AG, 0.500%, 9/16/24	USD	3,012,000	2,798,587
Republic of Austria Government Bond, 1.650%, 10/21/24 ±	EUR	3,200,000	3,124,484

			7,425,037

		FACE AMOUNT	VALUE†
Belgium — 0.4%
Euroclear Bank SA, 0.125%, 7/07/25	EUR	150,000	$135,354
Kingdom of Belgium Government Bond, 0.500%, 10/22/24 ±	EUR	2,600,000	2,481,949
Kingdom of Belgium Government Bond, 0.800%, 6/22/25 ±	EUR	400,000	380,465

			2,997,768

Canada — 11.5%
Bank of Montreal, 2.700%, 9/11/24	CAD	600,000	418,753
Bank of Montreal, 2.890%, 6/20/23	CAD	7,500,000	5,367,733
Canadian Imperial Bank of Commerce, 2.970%, 7/11/23	CAD	7,100,000	5,079,315
CPPIB Capital, Inc., 0.375%, 7/25/23	GBP	1,300,000	1,405,567
CPPIB Capital, Inc., 0.875%, 9/09/26 ±	USD	11,203,000	9,739,758
CPPIB Capital, Inc., 1.250%, 3/04/25	USD	1,500,000	1,390,893
Export Development Canada, 0.000%, 1/27/25 #	EUR	700,000	644,925
Export Development Canada, 1.375%, 12/08/23	GBP	1,366,000	1,468,724
Export Development Canada, 2.625%, 2/21/24	USD	4,085,000	3,989,411
OMERS Finance Trust, 0.450%, 5/13/25	EUR	2,450,000	2,254,176
Ontario Teachers’ Finance Trust, 0.500%, 5/06/25	EUR	1,350,000	1,244,440
Province of Alberta Canada, 0.500%, 4/16/25	EUR	1,900,000	1,759,252
Province of Alberta Canada, 0.625%, 4/18/25	EUR	1,000,000	928,294
Province of Alberta Canada, 2.950%, 1/23/24	USD	1,300,000	1,275,309
Province of Manitoba Canada, 2.600%, 4/16/24	USD	3,000,000	2,919,838
Province of Ontario Canada, 0.500%, 12/15/23	GBP	650,000	689,766
Province of Ontario Canada, 0.875%, 1/21/25	EUR	200,000	187,745
Province of Ontario Canada, 3.050%, 1/29/24	USD	4,500,000	4,419,681
Province of Ontario Canada, 3.100%, 8/26/25	AUD	2,000,000	1,232,221
Province of Ontario Canada, 3.400%, 10/17/23	USD	1,000,000	989,155
Province of Quebec Canada, 0.875%, 1/15/25	EUR	2,400,000	2,254,129
Province of Quebec Canada, 2.500%, 4/09/24	USD	8,158,000	7,935,358
Province of Quebec Canada, 3.700%, 5/20/26	AUD	4,500,000	2,791,692
PSP Capital, Inc., 0.500%, 9/15/24	USD	1,219,000	1,131,322
PSP Capital, Inc., 1.000%, 6/29/26 ±	USD	709,000	622,791

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

		FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
Canada (Continued)
Royal Bank of Canada, 2.333%, 12/05/23	CAD	3,100,000	$2,186,273
Royal Bank of Canada, 4.200%, 6/22/26	AUD	500,000	312,379
Toronto-Dominion Bank (The), 0.750%, 9/11/25	USD	500,000	441,395
Toronto-Dominion Bank (The), 0.750%, 1/06/26	USD	2,124,000	1,845,798
Toronto-Dominion Bank (The), 1.128%, 12/09/25	CAD	2,759,000	1,773,801
Toronto-Dominion Bank (The), 1.200%, 6/03/26	USD	2,938,000	2,553,622
Toronto-Dominion Bank (The), 1.909%, 7/18/23	CAD	5,900,000	4,184,517
Toronto-Dominion Bank (The), 3.005%, 5/30/23	CAD	7,500,000	5,377,717
Toronto-Dominion Bank (The), 3.226%, 7/24/24	CAD	2,500,000	1,765,364

			82,581,114

Denmark — 3.2%
Denmark Government Bond, 0.000%, 11/15/24 #	DKK	154,000,000	19,437,717
Kommunekredit, 1.000%, 12/15/23	USD	2,600,000	2,498,994
Kommunekredit, 2.000%, 6/25/24	GBP	1,300,000	1,383,667

			23,320,378

Finland — 1.4%
Finland Government Bond, 0.000%, 9/15/24 ±#	EUR	7,400,000	6,993,409
Finland Government Bond, 0.875%, 9/15/25 ±	EUR	1,600,000	1,510,648
Kuntarahoitus Oyj, 0.875%, 12/16/24	GBP	900,000	921,010
OP Corporate Bank plc, 1.000%, 5/22/25	EUR	1,000,000	923,741

			10,348,808

France — 6.6%
Agence Francaise de Developpement EPIC, 0.000%, 3/25/25 #	EUR	2,800,000	2,596,268
Agence Francaise de Developpement EPIC, 0.625%, 1/22/26 @	USD	6,200,000	5,478,529
BNP Paribas SA, 2.875%, 9/26/23	EUR	132,000	129,647
Bpifrance SACA, 0.500%, 5/25/25	EUR	1,000,000	934,027
Caisse d’Amortissement de la Dette Sociale, 0.375%, 5/27/24	USD	2,500,000	2,337,375
Caisse d’Amortissement de la Dette Sociale, 1.375%, 11/25/24	EUR	800,000	768,645
Caisse d’Amortissement de la Dette Sociale, 3.375%, 3/20/24	USD	371,000	365,606

		FACE AMOUNT	VALUE†
Dexia Credit Local SA, 0.500%, 7/22/23	GBP	300,000	$324,101
Dexia Credit Local SA, 0.500%, 7/16/24	USD	6,800,000	6,338,691
Dexia Credit Local SA, 0.500%, 1/17/25	EUR	500,000	465,968
Dexia Credit Local SA, 1.125%, 4/09/26	USD	7,490,000	6,667,790
Dexia Credit Local SA, 1.250%, 11/26/24	EUR	2,600,000	2,471,450
Dexia Credit Local SA, 1.625%, 12/08/23	GBP	600,000	645,181
French Republic Government Bond OAT, 0.000%, 2/25/25 #	EUR	4,100,000	3,831,319
Sanofi Sr Unsecured Regs 04/25 0.875, 0.875%, 4/06/25	EUR	300,000	281,194
SFIL SA, 0.625%, 2/09/26	USD	11,400,000	10,039,958
Societe Nationale SNCF SA, 4.125%, 2/19/25	EUR	1,500,000	1,528,320
UNEDIC ASSEO, 0.125%, 11/25/24	EUR	800,000	748,717
UNEDIC ASSEO, 0.625%, 2/17/25	EUR	300,000	282,786
UNEDIC ASSEO, 2.375%, 5/25/24	EUR	1,100,000	1,080,616

			47,316,188

Germany — 6.1%
Erste Abwicklungsanstalt, 0.250%, 3/01/24	USD	9,000,000	8,496,791
Erste Abwicklungsanstalt, 0.875%, 10/30/24	USD	3,400,000	3,168,238
FMS Wertmanagement, 0.375%, 5/06/24	USD	2,000,000	1,878,294
Free State of Bavaria, 0.010%, 1/17/25	EUR	150,000	138,810
Kreditanstalt fuer Wiederaufbau, 0.000%, 11/15/24 #	EUR	300,000	280,628
Kreditanstalt fuer Wiederaufbau, 0.000%, 2/18/25 #	EUR	4,150,000	3,855,559
Kreditanstalt fuer Wiederaufbau, 0.010%, 3/31/25	EUR	412,000	381,673
Kreditanstalt fuer Wiederaufbau, 0.125%, 10/04/24	EUR	1,000,000	940,707
Kreditanstalt fuer Wiederaufbau, 0.250%, 3/08/24	USD	4,733,000	4,469,406
Kreditanstalt fuer Wiederaufbau, 0.375%, 4/23/25	EUR	638,000	595,770
Kreditanstalt fuer Wiederaufbau, 1.250%, 12/29/23	GBP	833,000	892,446
Kreditanstalt fuer Wiederaufbau, 1.625%, 5/10/24	USD	1,000,000	958,965
Kreditanstalt fuer Wiederaufbau, 3.200%, 9/11/26	AUD	500,000	306,457
Kreditanstalt fuer Wiederaufbau, 4.000%, 2/27/25	AUD	1,200,000	763,649
Landeskreditbank Baden-Wuerttemberg Foerderbank, 0.375%, 12/09/24	GBP	800,000	809,392

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

		FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
Germany (Continued)
Landeskreditbank Baden-Wuerttemberg Foerderbank, 1.375%, 12/15/23	GBP	1,100,000	$1,180,540
Landeskreditbank Baden-Wuerttemberg Foerderbank, 2.000%, 7/23/24	USD	7,562,000	7,258,711
Landwirtschaftliche Rentenbank, 3.125%, 11/14/23	USD	1,000,000	986,998
Landwirtschaftliche Rentenbank, 4.250%, 1/09/25	AUD	3,780,000	2,417,815
Landwirtschaftliche Rentenbank, 4.750%, 4/08/24	AUD	1,200,000	774,768
Landwirtschaftliche Rentenbank, 4.750%, 5/06/26	AUD	1,100,000	712,667
Landwirtschaftliche Rentenbank, 5.375%, 4/23/24	NZD	1,000,000	564,070
NRW Bank, 0.375%, 12/16/24	GBP	400,000	405,502
NRW Bank, 1.050%, 3/31/26	AUD	2,350,000	1,332,962

			43,570,818

Luxembourg — 0.5%
European Financial Stability Facility, 0.000%, 4/19/24 #	EUR	2,300,000	2,176,652
European Financial Stability Facility, 0.000%, 10/15/25 #	EUR	1,000,000	909,300
European Financial Stability Facility, 0.500%, 7/11/25	EUR	240,000	222,908

			3,308,860

Netherlands — 4.3%
BNG Bank NV, 3.500%, 8/26/24 ±	USD	1,700,000	1,673,671
BNG Bank NV, 0.500%, 4/16/25	EUR	1,600,000	1,486,741
BNG Bank NV, 2.000%, 4/12/24	GBP	2,400,000	2,565,422
BNG Bank NV, 3.250%, 7/15/25	AUD	2,400,000	1,488,952
Cooperatieve Rabobank UA, 1.375%, 1/10/25	USD	444,000	409,105
Nederlandse Waterschapsbank NV, 2.000%, 12/16/24	GBP	1,550,000	1,623,793
Nederlandse Waterschapsbank NV, 1.125%, 3/15/24	USD	2,150,000	2,053,533
Netherlands Government Bond, 0.000%, 1/15/24 ±#	EUR	1,800,000	1,726,050
Netherlands Government Bond, 0.250%, 7/15/25 ±	EUR	1,300,000	1,218,797
Netherlands Government Bond, 2.000%, 7/15/24 ±	EUR	15,600,000	15,361,397
Novo Nordisk Finance Netherlands BV, 0.750%, 3/31/25	EUR	200,000	186,362
Roche Finance Europe BV, 0.875%, 2/25/25	EUR	1,000,000	944,195
Shell International Finance BV, 0.750%, 5/12/24	EUR	200,000	190,163

			30,928,181

New Zealand — 0.7%
Bank of New Zealand, 1.000%, 3/03/26 ±	USD	971,000	845,869
New Zealand Local Government Funding Agency Bond, 2.250%, 4/15/24	NZD	6,800,000	3,655,437

		FACE AMOUNT	VALUE†
New Zealand Local Government Funding Agency Bond, 2.750%, 4/15/25	NZD	500,000	$265,383

			4,766,689

Norway — 2.4%
Equinor ASA, 1.750%, 1/22/26	USD	1,900,000	1,710,855
Kommunalbanken AS, 0.250%, 12/08/23	USD	2,600,000	2,477,465
Kommunalbanken AS, 1.000%, 12/12/24	GBP	250,000	256,759
Kommunalbanken AS, 0.600%, 6/01/26	AUD	2,000,000	1,112,116
Kommunalbanken AS, 1.500%, 12/15/23	GBP	400,000	430,332
Kommunalbanken AS, 2.000%, 6/19/24	USD	2,700,000	2,596,008
Kommunalbanken AS, 2.750%, 2/05/24	USD	600,000	587,574
Norway Government Bond, 1.750%, 3/13/25 ±	NOK	19,800,000	1,760,169
Norway Government Bond, 3.000%, 3/14/24 ±	NOK	70,000,000	6,427,535

			17,358,813

Supranational — 14.5%
African Development Bank, 4.500%, 6/02/26	AUD	1,500,000	961,044
African Development Bank, 4.750%, 3/06/24	AUD	500,000	322,402
Asian Development Bank, 0.375%, 6/11/24	USD	800,000	749,430
Asian Development Bank, 0.500%, 5/05/26	AUD	6,000,000	3,347,302
Asian Development Bank, 1.375%, 12/15/23	GBP	6,540,000	7,024,752
Asian Development Bank, 1.625%, 3/15/24	USD	7,989,000	7,689,196
Asian Development Bank, 2.500%, 12/19/24	GBP	750,000	795,898
Asian Development Bank, 3.750%, 3/12/25	AUD	1,000,000	632,419
Asian Infrastructure Investment Bank (The), 0.500%, 1/27/26	USD	7,464,000	6,532,138
Asian Infrastructure Investment Bank (The), 1.000%, 5/06/26	AUD	2,400,000	1,358,222
Asian Infrastructure Investment Bank (The), 2.250%, 5/16/24	USD	844,000	815,543
Council of Europe Development Bank, 0.375%, 3/27/25	EUR	787,000	729,009
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial, 0.250%, 2/09/24	EUR	191,000	181,463
European Financial Stability Facility, 0.400%, 2/17/25	EUR	400,000	373,566
European Financial Stability Facility, 1.750%, 6/27/24	EUR	598,000	580,185
European Financial Stability Facility, 2.125%, 2/19/24	EUR	1,250,000	1,223,169
European Investment Bank, 0.000%, 3/25/25 #	EUR	140,000	129,133
European Investment Bank, 0.750%, 11/15/24	GBP	1,100,000	1,128,704

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

		FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
Supranational (Continued)
European Investment Bank, 0.875%, 12/15/23	GBP	2,590,000	$2,766,005
European Investment Bank, 0.875%, 9/13/24	EUR	450,000	428,408
European Investment Bank, 1.250%, 5/12/25	SEK	5,000,000	427,750
European Investment Bank, 1.375%, 3/07/25	GBP	700,000	714,493
European Investment Bank, 2.625%, 3/15/24	USD	3,800,000	3,710,825
European Investment Bank, 2.900%, 10/17/25	AUD	2,200,000	1,352,342
European Investment Bank, 3.250%, 1/29/24	USD	1,623,000	1,601,185
European Stability Mechanism, 0.000%, 12/16/24 #	EUR	1,600,000	1,486,560
European Stability Mechanism, 0.000%, 3/14/25 #	EUR	1,566,000	1,444,806
European Union, 0.000%, 7/06/26 #	EUR	600,000	534,910
European Union, 0.500%, 4/04/25	EUR	1,000,000	936,167
European Union, 0.800%, 7/04/25	EUR	14,020,000	13,188,368
Inter-American Development Bank, 1.250%, 12/15/23	GBP	7,300,000	7,833,997
Inter-American Development Bank, 1.375%, 12/15/24	GBP	350,000	362,022
Inter-American Development Bank, 2.750%, 10/30/25	AUD	300,000	183,268
Inter-American Development Bank, 3.000%, 2/21/24	USD	963,000	946,233
Inter-American Development Bank, 3.250%, 7/01/24	USD	2,493,000	2,445,426
Inter-American Development Bank, 4.250%, 6/11/26	AUD	6,000,000	3,813,830
Inter-American Development Bank, 4.750%, 8/27/24	AUD	5,500,000	3,550,162
Inter-American Investment Corp., 1.750%, 10/02/24	USD	648,000	615,686
International Bank for Reconstruction & Development, 0.500%, 5/18/26	AUD	2,800,000	1,561,603
International Bank for Reconstruction & Development, 2.500%, 8/03/23	CAD	800,000	571,904
International Bank for Reconstruction & Development, 2.500%, 3/19/24	USD	12,500,000	12,184,453
International Finance Corp., 3.200%, 7/22/26	AUD	5,000,000	3,072,506
International Finance Corp., 4.000%, 4/03/25	AUD	4,900,000	3,116,956
Nordic Investment Bank, 1.500%, 3/13/25	NOK	10,000,000	876,866

			104,300,306

		FACE AMOUNT	VALUE†
Sweden — 8.8%
Kommuninvest I Sverige AB, 3.250%, 1/16/24	USD	3,343,000	$3,294,495
Kommuninvest I Sverige AB, 0.375%, 2/16/24	USD	1,500,000	1,421,209
Kommuninvest I Sverige AB, 1.000%, 10/02/24	SEK	40,670,000	3,500,318
Kommuninvest I Sverige AB, 1.000%, 5/12/25	SEK	19,000,000	1,608,979
Kommuninvest I Sverige AB, 1.375%, 5/08/24 ±	USD	750,000	714,961
Kommuninvest I Sverige AB, 1.375%, 5/08/24	USD	4,200,000	4,003,782
Kommuninvest I Sverige AB, 2.875%, 7/03/24 ±	USD	2,971,000	2,895,817
Skandinaviska Enskilda Banken AB, 0.850%, 9/02/25 ±	USD	7,500,000	6,620,625
Skandinaviska Enskilda Banken AB, 1.200%, 9/09/26 ±@	USD	11,150,000	9,620,886
Skandinaviska Enskilda Banken AB, 1.400%, 11/19/25 ±@	USD	5,000,000	4,464,136
Svensk Exportkredit AB, 0.625%, 10/07/24	USD	1,718,000	1,594,340
Svensk Exportkredit AB, 3.625%, 9/03/24	USD	4,375,000	4,311,103
Svensk Exportkredit AB, 0.375%, 3/11/24	USD	3,000,000	2,834,416
Svensk Exportkredit AB, 0.375%, 7/30/24	USD	6,363,000	5,924,280
Svensk Exportkredit AB, 0.500%, 11/10/23	USD	2,000,000	1,916,897
Svensk Exportkredit AB, 1.375%, 12/15/23	GBP	1,700,000	1,824,353
Svenska Handelsbanken AB, 0.125%, 6/18/24	EUR	1,700,000	1,588,492
Svenska Handelsbanken AB, 0.550%, 6/11/24 ±	USD	250,000	232,915
Svenska Handelsbanken AB, 1.000%, 4/15/25	EUR	300,000	280,117
Sweden Government Bond, 2.500%, 5/12/25	SEK	53,000,000	4,779,180

			63,431,301

Switzerland — 0.1%
Novartis Finance SA, 0.125%, 9/20/23	EUR	1,000,000	960,494

United Kingdom — 1.2%
Network Rail Infrastructure Finance PLC, 4.750%, 1/22/24	GBP	955,000	1,064,390
United Kingdom Gilt, 0.125%, 1/31/24	GBP	3,800,000	4,019,957
United Kingdom Gilt, 0.250%, 1/31/25	GBP	3,500,000	3,535,890

			8,620,237

United States — 26.3%
Abbott Ireland Financing DAC, 0.100%, 11/19/24	EUR	100,000	92,635
Amazon.com, Inc., 0.450%, 5/12/24	USD	2,000,000	1,876,741

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

		FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
Amazon.com, Inc., 1.000%, 5/12/26	USD	8,088,000	$7,115,491
Amazon.com, Inc., 2.730%, 4/13/24	USD	7,000,000	6,837,637
Apple, Inc., 0.700%, 2/08/26	USD	2,410,000	2,122,756
Apple, Inc., 1.125%, 5/11/25	USD	1,348,000	1,236,669
Apple, Inc., 2.513%, 8/19/24	CAD	5,000,000	3,496,301
Apple, Inc., 3.600%, 6/10/26	AUD	500,000	308,311
Berkshire Hathaway, Inc., 0.000%, 3/12/25 #	EUR	420,000	382,081
Berkshire Hathaway, Inc., 3.125%, 3/15/26	USD	5,888,000	5,594,850
Chevron Corp., 1.554%, 5/11/25	USD	200,000	185,039
Chevron Corp., 2.954%, 5/16/26	USD	5,740,000	5,408,955
Chevron USA, Inc., 0.687%, 8/12/25	USD	1,507,000	1,349,709
Exxon Mobil Corp., 0.142%, 6/26/24	EUR	617,000	577,104
Merck & Co., Inc., 0.750%, 2/24/26	USD	1,647,000	1,445,780
National Securities Clearing Corp., 0.750%, 12/07/25 ±	USD	1,378,000	1,213,743
National Securities Clearing Corp., 1.500%, 4/23/25 ±	USD	704,000	649,268
Nestle Holdings, Inc., 0.625%, 1/15/26 ±	USD	4,652,000	4,081,637
Novartis Capital Corp., 3.400%, 5/06/24	USD	1,500,000	1,475,216
Procter & Gamble Co. (The), 1.000%, 4/23/26	USD	3,565,000	3,174,156
Procter & Gamble Co. (The), 1.125%, 11/02/23	EUR	100,000	96,604
Roche Holdings, Inc., 0.991%, 3/05/26 ±	USD	1,300,000	1,146,793
Roche Holdings, Inc., 2.625%, 5/15/26 ±	USD	300,000	279,467
Roche Holdings, Inc., 3.350%, 9/30/24 ±	USD	5,000,000	4,887,481
U.S. Treasury Note, 0.125%, 12/15/23	USD	4,000,000	3,807,656
U.S. Treasury Note, 0.750%, 12/31/23	USD	26,000,000	24,899,062
U.S. Treasury Note, 0.875%, 1/31/24	USD	11,000,000	10,512,519
U.S. Treasury Note, 2.500%, 1/31/24	USD	7,000,000	6,837,031
U.S. Treasury Notes, 0.125%, 7/15/23	USD	14,000,000	13,562,473
U.S. Treasury Notes, 0.125%, 7/31/23	USD	25,450,000	24,610,947
U.S. Treasury Notes, 0.125%, 8/15/23	USD	41,250,000	39,806,328
Visa, Inc., 3.150%, 12/14/25	USD	5,128,000	4,901,215
Walmart, Inc., 1.050%, 9/17/26	USD	5,710,000	4,991,706

			188,963,361

TOTAL BONDS AND NOTES (Identified Cost $758,164,528)			703,709,034

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 1.9%
Investment Company — 1.0%
State Street Institutional U.S. Government Money Market Fund 2.690%	7,447,786	$7,447,786

Collateral For Securities On Loan — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio 3.030%	6,113,255	6,113,255

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $13,561,041)		13,561,041

Total Investments — 99.7% (Identified Cost $771,725,569)		717,270,075

Cash and Other Assets, Less Liabilities — 0.3%		2,092,676

Net Assets — 100.0%		$719,362,751

†	See Note 1
±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at September 30, 2022 amounted to 107,702,574 or 14.97% of the net assets of the Fund.

‡	Floating rate or variable rate note. Rate shown is as of September 30, 2022.
#	Zero coupon bond
@	A portion or all of the security were held on loan. As of September 30, 2022, the fair value of the securities on loan was $5,887,825.

Key to abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

DKK — Danish Krone

EUR — Euro Currency

GBP — British Pound

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

USD — U.S. Dollar

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited) (Continued)

Forward Foreign Currency Exchange Contracts sold outstanding as of September 30, 2022
Settlement Date	Currency Purchased		Currency Sold		Counterparty	Total Value	Unrealized Appreciation	Unrealized Depreciation
10/06/22	USD	1,851,683	DKK	13,480,118	Bank of America N.A.	$1,777,102	$74,581	—
10/06/22	USD	1,056,472	DKK	7,672,919	HSBC Bank USA	1,011,531	44,941	—
10/06/22	USD	3,471,756	DKK	25,355,581	State Street Bank and Trust Co.	3,342,661	129,095	—
10/11/22	USD	1,545,308	NOK	15,494,772	Bank of America N.A.	1,422,990	122,318	—
10/11/22	USD	8,399,972	NOK	84,242,131	Citibank N.A. London	7,736,526	663,447	—
10/11/22	USD	5,215,875	NZD	8,250,521	State Street Bank and Trust Co.	4,617,602	598,273	—
10/12/22	USD	5,678,006	AUD	7,960,010	Bank of America N.A.	5,091,955	586,051	—
10/13/22	USD	1,381,471	SEK	14,625,360	Bank of America N.A.	1,318,393	63,078	—
10/13/22	USD	632,740	SEK	6,605,919	HSBC Bank USA	595,486	37,254	—
10/14/22	USD	1,805,233	SEK	18,815,799	Morgan Stanley & Co., Inc.	1,696,213	109,020	—
10/17/22	USD	6,283,679	CAD	8,109,484	Bank of America N.A.	5,870,508	413,171	—
10/17/22	USD	7,248,268	CAD	9,255,212	Bank of New York Mellon	6,699,908	548,360	—
10/17/22	USD	11,398,906	CAD	14,651,924	Citibank N.A. London	10,606,623	792,284	—
10/17/22	USD	10,359,115	CAD	13,443,025	HSBC Bank USA	9,731,493	627,622	—
10/17/22	USD	7,596,038	CAD	9,850,927	State Street Bank and Trust Co.	7,131,150	464,889	—
10/20/22	USD	4,290,500	AUD	6,218,668	Bank of America N.A.	3,978,411	312,089	—
10/21/22	USD	648,526	EUR	637,056	ANZ Banking Group Ltd.	625,075	23,452	—
10/21/22	USD	3,828,224	EUR	3,834,084	Bank of America N.A.	3,761,975	66,249	—
10/21/22	USD	16,203,875	EUR	16,105,632	State Street Bank and Trust Co.	15,802,725	401,149	—
10/25/22	USD	1,927,911	GBP	1,680,856	Bank of America N.A.	1,877,612	50,299	—
10/25/22	USD	32,555,933	GBP	28,038,872	State Street Bank and Trust Co.	31,321,017	1,234,916	—
10/25/22	USD	14,552,818	GBP	13,234,640	State Street Bank and Trust Co.	14,783,847	—	(231,029)
10/28/22	USD	24,679,410	EUR	25,582,124	State Street Bank and Trust Co.	25,113,116	—	(433,706)
10/31/22	USD	62,077,138	AUD	90,205,847	UBS	57,717,008	4,360,130	—
11/03/22	USD	29,934,459	EUR	29,817,963	Morgan Stanley & Co., Inc.	29,283,425	651,034	—
11/16/22	USD	1,410,809	SEK	15,024,376	HSBC Bank USA	1,356,631	54,178	—
11/16/22	USD	366,226	SEK	3,913,652	State Street Bank and Trust Co.	353,385	12,841	—
11/22/22	USD	2,426,556	DKK	18,279,835	Bank of America N.A.	2,417,911	8,645	—
11/22/22	USD	4,252,473	DKK	31,443,485	State Street Bank and Trust Co.	4,159,094	93,379	—
11/22/22	USD	2,423,397	EUR	2,446,710	HSBC Bank USA	2,406,031	17,367	—
11/22/22	USD	311,628	EUR	319,134	HSBC Bank USA	313,828	—	(2,200)
11/22/22	USD	16,703,794	EUR	16,598,881	State Street Bank and Trust Co.	16,322,905	380,888	—
11/22/22	USD	943,728	EUR	979,726	State Street Bank and Trust Co.	963,437	—	(19,709)
11/23/22	USD	382,520	SEK	4,059,450	Bank of America N.A.	366,699	15,821	—
11/23/22	USD	1,239,279	SEK	13,137,568	Citibank N.A. London	1,186,744	52,535	—
11/23/22	USD	1,674,194	SEK	17,797,092	State Street Bank and Trust Co.	1,607,649	66,545	—
11/28/22	USD	1,870,644	SEK	21,061,467	Morgan Stanley & Co., Inc.	1,903,080	—	(32,436)
12/07/22	USD	6,964,877	DKK	51,387,853	Morgan Stanley & Co., Inc.	6,805,086	159,791	—
12/29/22	USD	1,944,999	EUR	1,974,901	State Street Bank and Trust Co.	1,949,078	—	(4,079)

							$13,235,690	$(723,160)

Forward Foreign Currency Exchange Contracts purchased outstanding as of September 30, 2022
Settlement Date	Currency Purchased		Currency Sold		Counterparty	Total Value	Unrealized Appreciation	Unrealized Depreciation
10/11/22	NZD	90,988	USD	54,118	Bank of America N.A.	$50,924	$—	$(3,194)
10/17/22	CAD	10,239,806	USD	7,660,414	Bank of New York Mellon	7,412,662	—	(247,752)
10/17/22	CAD	2,977,754	USD	2,170,646	State Street Bank and Trust Co.	2,155,616	—	(15,031)
10/31/22	AUD	1,169,866	USD	753,700	State Street Bank and Trust Co.	748,523	—	(5,177)

							$—	$(271,154)

Total							$13,235,690	$(994,313)

The accompanying notes are an integral part of these portfolio of investments.

Country weightings as of September 30, 2022

(As a percentage of long-term investments) (Unaudited)

Country	Percentage
United States	27.0%
Supranational	14.8%
Canada	11.7%
Australia	9.0%
Sweden	9.0%
France	6.7%
Germany	6.2%
Netherlands	4.4%
Denmark	3.3%
Other	7.9%

100.0%

SA Worldwide Moderate Growth Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2022 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.0%
Others — 100.0%
SA Emerging Markets Value Fund €	169,772	$1,407,408
SA Global Fixed Income Fund €	560,150	4,766,876
SA International Value Fund €	431,735	4,205,104
SA Real Estate Securities Fund €	56,679	604,202
SA U.S. Core Market Fund €	149,439	3,475,949
SA U.S. Fixed Income Fund €	217,718	2,044,373
SA U.S. Small Company Fund €	63,939	1,404,731
SA U.S. Value Fund €	205,305	3,518,920

		21,427,563

TOTAL MUTUAL FUNDS (Identified Cost $21,790,731)		21,427,563

Total Investments — 100.0% (Identified Cost $21,790,731)		21,427,563
Liabilities, Less Cash and Other Assets — 0.0%		(3,336)

Net Assets — 100.0%		$21,424,227

†	See Note 1
€	SA Worldwide Moderate Growth Fund invests substantially all of its assets in the Select Class shares of the affiliated Underlying SA Funds.

The accompanying notes are an integral part of these portfolio of investments.

SA FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS – September 30, 2022 (Unaudited)

Security Valuation — Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price.

Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates.

Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

Shares of registered open-end investment companies are valued at the investment company’s net asset value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by a pricing committee (the “Pricing Committee”) (or its designee) appointed by the Board of Trustees of the Trust (the “Board” or the “Trustees”) pursuant to procedures approved by the Board.

Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Pricing Committee (or its designee). Any determinations of fair value made by the Pricing Committee (or its designee) are presented to the Board for ratification.

Valuation of securities by the DFA Portfolio and the Series in which it invests is discussed in the “Selected Financial Statements of DFA Investment Dimensions Group Inc. – Notes to Financial Statements,” and “Selected Financial Statements of the DFA Investment Trust Company – Notes to Financial Statements,” which are included elsewhere in this report.
Fair Value Measurement — The Board has adopted procedures to fair value securities and other assets of each Fund when market prices are not readily available or do not accurately reflect their current market value. The Board has designated the responsibility for applying these fair valuation methods to the Pricing Committee (or its designee). For example, a Fund may fair value an asset when it is delisted or trading is halted or suspended; when it has not been traded for an extended period of time; when its primary pricing source is unavailable or other data calls the primary source’s reliability into question; or when its primary trading market is closed during regular U.S. market hours. Each Fund makes fair valuation determinations in accordance with the Trust’s Procedures for Valuing Securities and Assets, as amended. The Pricing Committee (or its designee) may consider various factors, including unobservable market inputs when arriving at fair value. The Pricing Committee (or its designee) may use, but is not limited to, techniques such as review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book value, and other relevant information when determining fair value. The Pricing Committee regularly reviews these inputs and assumptions when reviewing fair valuations of investments held by the Funds. Fair value pricing involves subjective judgement and it is possible that the fair value determined for an asset is materially different than the value that could be realized upon the sale of that asset. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SA FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS – September 30, 2022 (Unaudited) (Continued)

The Funds value their investments based on a three-level hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. If inputs used to measure a financial instrument fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-level hierarchy of inputs is summarized in the three broad levels below.

Level 1 – unadjusted quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee’s own assumptions used to determine the fair value of investments).

The tables below provide a summary of the inputs as of September 30, 2022, in valuing each Fund’s investments:

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value as of September 30, 2022
SA U.S. Fixed Income Fund
Assets
Yankee Corporate Bonds And Notes	$—	$63,820,598	$—	$63,820,598
Corporate Bonds and Notes	—	104,383,347	—	104,383,347
U.S. Government and Agency Obligations	—	273,462,130	—	273,462,130
Short-Term Investments	1,426,782	—	—	1,426,782

Total Investments	$1,426,782	$441,666,075	$—	$443,092,857

SA Global Fixed Income Fund
Assets
Bonds and Notes	$—	$703,709,034	$—	$703,709,034
Short-Term Investments	13,561,041	—	—	13,561,041
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	13,235,690	—	13,235,690

Total Investments	$13,561,041	$716,944,724	$—	$730,505,765

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(994,313)	$—	$(994,313)

SA FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS – September 30, 2022 (Unaudited) (Continued)

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total Fair Value as of September 30, 2022
SA U.S. Core Market Fund
Assets
Common Stocks	$526,751,863	$267,592	$—		$527,019,455
Mutual Funds	22,812,511	—	—		22,812,511
Short-Term Investments	2,297,725	—	—		2,297,725

Total Investments	$551,862,099	$267,592	$—		$552,129,691

SA U.S. Value Fund
Assets
Common Stocks	$478,581,750	$—	$—		$478,581,750
Short-Term Investments	1,481,790	—	—		1,481,790

Total Investments	$480,063,540	$—	$—		$480,063,540

SA U.S. Small Company Fund
Assets
Common Stocks	$278,466,831	$—	$52,579	†	$278,519,410
Preferred Stocks	148,837	—	—		148,837
Short-Term Investments	2,734,656	—	—		2,734,656

Total Investments	$281,350,324	$—	$52,579		$281,402,903

SA International Value Fund
Assets
Common Stocks	$459,480,483	$356,263	$—		$459,836,746
Preferred Stocks	5,633,175	—	—		5,633,175
Short-Term Investments	23,442,439	—	—		23,442,439

Total Investments	$488,556,097	$356,263	$—		$488,912,360

SA International Small Company Fund
Assets
Mutual Funds	$211,993,781	$—	$—		$211,993,781

Total Investments	$211,993,781	—	$—		$211,993,781

SA Emerging Markets Value Fund
Assets
Common Stocks	$164,055,620	$665,671	$94,993	†	$164,816,284
Preferred Stocks	2,512,169	—	—		2,512,169
Rights and Warrants	1,266	—	—		1,266
Short-Term Investments	2,621,625	—	—		2,621,625

Total Investments	$169,190,680	$665,671	$94,993		$169,951,344

SA FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS – September 30, 2022 (Unaudited) (Continued)

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total Fair Value as of September 30, 2022
SA Real Estate Securities Fund
Assets
Common Stocks	$123,123,874	$—	$0	†	$123,123,874
Short-Term Investments	581,340	—	—		581,340

Total Investments	$123,705,214	$—	$0		$123,705,214

SA Worldwide Moderate Growth Fund
Assets
Mutual Funds	$21,427,563	$—	$—		$21,427,563

Total Investments	$21,427,563	$—	$—		$21,427,563

†	Contains securities with a market value of zero.

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. No significant Level 3 assets and/or liabilities held at the beginning or end of the period.

Securities Lending – The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified broker-dealers, banks and other institutions, except those securities which the Adviser or Dimensional Fund Advisor LP (the “Sub-Adviser”) specifically identifies as not being available. Any gain or loss in the fair price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Funds. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, a Fund maintains cash or other securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities with respect to securities of the U.S. government or its agencies or instrumentalities, a loan of sovereign debt issued by non-U.S. governments, or a loan of non-U.S. corporate debt, 102% of the current fair value of the loaned securities with respect to other U.S. securities and 105% of the current fair value of the loaned securities with respect to foreign equity securities. The fair value of the loaned security is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a money market fund registered under the 1940 Act. A portion of the income received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and each respective Fund.

SA FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS – September 30, 2022 (Unaudited) (Continued)

As of September 30, 2022, the following Funds had securities on loan, which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

	Value of Securities	Value of Cash Collateral	Value of Non-Cash Collateral*	Total Collateral
SA Global Fixed Income Fund	$5,887,825	$6,113,255	$—	$6,113,255
SA U.S Core Market Fund	976,115	231,230	770,241	1,001,471
SA U.S. Value Fund	735,472	126,068	627,649	753,717
SA U.S. Small Company Fund	6,026,535	1,765,740	4,445,389	6,211,129
SA International Value Fund	41,018,814	23,096,995	19,634,626	42,731,621
SA Emerging Markets Value Fund	3,594,723	2,299,218	1,573,458	3,872,676
SA Real Estate Securities Fund	1,759,680	33,486	1,764,409	1,797,895

*	The Funds cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.

The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing. Non-cash collateral is not reflected in the table because the Funds cannot repledge or resell this collateral.

	Remaining Contractual Maturity of the Agreements As of September 30, 2022
Securities Lending Transaction (1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
SA Global Fixed Income Fund
Government Money Market	$6,113,255	$—	$—	$—	$6,113,255

Total Borrowings	$6,113,255	$—	$—	$—	$6,113,255

Gross amount of recognized liabilities for securities lending transactions					$6,113,255

SA U.S. Core Market Fund
Government Money Market	$231,230	$—	$—	$—	$231,230

Total Borrowings	$231,230	$—	$—	$—	$231,230

Gross amount of recognized liabilities for securities lending transactions					$231,230

SA U.S. Value Fund
Government Money Market	$126,068	$—	$—	$—	$126,068

Total Borrowings	$126,068	$—	$—	$—	$126,068

Gross amount of recognized liabilities for securities lending transactions					$126,068

SA U.S. Small Company Fund
Government Money Market	$1,765,740	$—	$—	$—	$1,765,740

Total Borrowings	$1,765,740	$—	$—	$—	$1,765,740

Gross amount of recognized liabilities for securities lending transactions					$1,765,740

SA International Value Fund
Government Money Market	$23,096,995	$—	$—	$—	$23,096,995

Total Borrowings	$23,096,995	$—	$—	$—	$23,096,995

Gross amount of recognized liabilities for securities lending transactions					$23,096,995

SA FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS – September 30, 2022 (Unaudited) (Continued)

	Remaining Contractual Maturity of the Agreements As of September 30, 2022
Securities Lending Transaction (1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
SA Emerging Markets Value Fund
Government Money Market	$2,299,218	$—	$—	$—	$2,299,218

Total Borrowings	$2,299,218	$—	$—	$—	$2,299,218

Gross amount of recognized liabilities for securities lending transactions					$2,299,218

SA Real Estate Securities Fund
Government Money Market	$33,486	$—	$—	$—	$33,486

Total Borrowings	$33,486	$—	$—	$—	$33,486

Gross amount of recognized liabilities for securities lending transactions					$33,486

(1)

Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities.

Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. Investments in foreign securities are subject to fluctuations in currency exchange rates, which may negatively affect the value of a Fund’s portfolio. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization of assets, currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operation risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in an underlying security transaction, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

SA FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS – September 30, 2022 (Unaudited) (Continued)

The market value of a contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 4:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency and forward currency transactions in a fund’s statement of assets and liabilities. When the contract is closed, a realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency and forward currency transactions in a fund’s statement of operations.

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar

Federal Income Tax — At September 30, 2022, the aggregate cost of investment securities, aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each fund were as follows:

	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SA U.S. Fixed Income Fund	$456,837,253	$—	$(13,744,396)	$443,092,857
SA Global Fixed Income Fund	771,725,569	13,370,166	(55,584,283)	729,511,452
SA U.S. Core Market Fund	150,217,004	404,408,473	(2,495,786)	552,129,691
SA U.S. Value Fund	333,705,030	172,403,754	(26,045,244)	480,063,540
SA U.S. Small Company Fund	181,725,585	117,251,611	(17,574,293)	281,402,903
SA International Value Fund	529,423,127	52,200,777	(92,711,544)	488,912,360
SA International Small Company Fund	153,807,450	58,186,331	—	211,993,781
SA Emerging Markets Value Fund	191,190,156	27,618,335	(48,857,147)	169,951,344
SA Real Estate Securities Fund	73,626,399	54,355,714	(4,276,899)	123,705,214
SA Worldwide Moderate Growth	21,790,731	381,248	(744,416)	21,427,563

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2022

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (99.4%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$3,457,813,060
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	2,262,176,563
Investment in The Canadian Small Company Series of The DFA Investment Trust Company	1,094,039,098
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	1,077,478,774
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	964,727,304

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$8,856,234,799

	Shares
TEMPORARY CASH INVESTMENTS — (0.6%)
State Street Institutional U.S. Government Money Market Fund, 2.940% (Cost $48,995,780)	48,995,780	48,995,780

TOTAL INVESTMENTS — (100.0%) (Cost $10,127,266,249)^^		$8,905,230,579

†	See Security Valuation Note within the Notes to Schedules of Investments.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

As of September 30, 2022, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	281	12/16/22	$56,375,226	$50,601,075	$(5,774,151)

Total Futures Contracts			$56,375,226	$50,601,075	$(5,774,151)

Summary of the Portfolio’s investments as of March 31, 2019, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$8,856,234,799	—	—	$8,856,234,799
Temporary Cash Investments	48,995,780	—	—	48,995,780
Futures Contracts**	(5,774,151)	—	—	(5,774,151)

TOTAL	$8,899,456,428	—	—	$8,899,456,428

**	Valued at the unrealized appreciation/(depreciation) on the investment.

ORGANIZATION

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At September 30, 2021, the Fund consisted of one hundred and two operational portfolios, of which one, International Small Company Portfolio (the “Portfolio”) is included in this document. The Fund’s investment advisor is Dimensional Fund Advisors LP (the “Advisor”). The Portfolio is a “Fund-of-Funds”, which generally allocates its assets among the five series (the “Underlying Funds”) of The DFA Investment Trust Company, which is also advised by the Advisor. The Schedules of Investments for the Underlying Funds have been included in this document.

SECURITY VALUATION

The International Small Company Portfolio invests in the five Underlying Funds indicated on its Schedule of Investments.

The Portfolio uses a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Shares held by the International Small Company Portfolio in other investment companies (such as the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolio’s investments in the Underlying Funds reflect its proportionate interest in the net assets of such corresponding Underlying Fund. These valuations are classified as Level 1 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolio. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the Portfolio.

1. FUTURES CONTRACTS: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

FEDERAL TAX COST

At September 30, 2022, the total cost of securities for federal income tax purposes was $9,813,843.

RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2022

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.0%)
COMMUNICATION SERVICES — (2.3%)
#	Accrete, Inc.	20,600	$345,074
#	Aeria, Inc.	15,800	50,477
	Aiming, Inc.	51,100	101,416
	Akatsuki, Inc.	45,400	653,944
*	Allied Architects, Inc.	30,400	206,069
*	AlphaPolis Co. Ltd.	13,000	192,781
	Amuse, Inc.	34,600	405,701
	ARTERIA Networks Corp.	86,500	711,856
	Asahi Broadcasting Group Holdings Corp.	57,600	249,975
#	Asahi Net, Inc.	109,100	441,606
*	Atrae, Inc.	96,000	1,074,615
	Avex, Inc.	234,900	2,500,677
# *	Bengo4.com, Inc.	46,600	1,151,347
	Broadmedia Corp.	5,520	38,159
	Broccoli Co. Ltd.	4,400	34,142
#	Carta Holdings, Inc.	38,100	439,426
#	Ceres, Inc.	50,700	317,776
#	CL Holdings, Inc.	9,700	57,640
*	COLOPL, Inc.	179,900	845,390
# *	COOKPAD, Inc.	190,600	262,908
#	Cross Marketing Group, Inc.	22,900	134,694
	DeNA Co. Ltd.	411,700	5,216,511
	Digital Holdings, Inc.	60,500	488,225
	Direct Marketing MiX, Inc.	38,200	429,773
	Drecom Co. Ltd.	24,400	144,599
	Enjin Co. Ltd.	6,600	125,298
#	Faith, Inc.	56,010	206,037
#	Fibergate, Inc.	22,300	135,924
# *	FreakOut Holdings, Inc.	23,400	210,194
	Freebit Co. Ltd.	63,100	400,213
	Fuji Media Holdings, Inc.	132,700	974,605
#	Gakken Holdings Co. Ltd.	132,500	883,681
	GungHo Online Entertainment, Inc.	291,600	4,479,438
	Imagica Group, Inc.	112,500	733,367
	Imagineer Co. Ltd.	1,600	9,635
#	i-mobile Co. Ltd.	6,600	53,293
#	Infocom Corp.	146,900	1,935,626
	Intage Holdings, Inc.	215,000	2,256,640
	IPS, Inc.	17,200	353,661
	ITmedia, Inc.	56,800	633,105
*	Japan Communications, Inc.	903,800	1,370,098
#	J-Stream, Inc.	32,200	130,403
	Kamakura Shinsho Ltd.	25,700	149,819
*	KLab, Inc.	49,700	171,996
*	LIFULL Co. Ltd.	444,000	493,937
*	Macbee Planet, Inc.	3,400	213,362
	Macromill, Inc.	243,197	1,829,755
	MarkLines Co. Ltd.	72,900	1,179,796
	Marvelous, Inc.	195,700	901,460
#	Members Co. Ltd.	50,400	896,084
	Mixi, Inc.	256,400	4,070,057
# *	Mobile Factory, Inc.	10,500	65,911
	MTI Ltd.	87,300	301,408

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
COMMUNICATION SERVICES — (Continued)
# *	NexTone, Inc.	31,200	$780,135
	Okinawa Cellular Telephone Co.	161,600	2,846,248
#	Orchestra Holdings, Inc.	4,800	80,588
	Oricon, Inc.	27,800	178,799
# *	PR Times, Inc.	11,900	176,968
	Proto Corp.	157,900	1,123,820
*	Shobunsha Holdings, Inc.	63,000	129,014
	SKY Perfect JSAT Holdings, Inc.	917,800	3,286,208
#	Toei Co. Ltd.	700	83,820
	Tohokushinsha Film Corp.	94,800	421,315
	Tokyu Recreation Co. Ltd.	19,200	784,806
#	Tow Co. Ltd.	226,900	478,215
	Trenders, Inc.	13,300	153,171
	TV Asahi Holdings Corp.	98,500	955,028
	Tv Tokyo Holdings Corp.	67,800	889,136
#	Usen-Next Holdings Co. Ltd.	79,900	1,089,064
*	UUUM Co. Ltd.	11,600	71,656
	ValueCommerce Co. Ltd.	105,000	1,606,287
#	V-Cube, Inc.	80,700	513,109
	Vector, Inc.	201,500	1,528,928
	Wowow, Inc.	37,900	348,256
	Zenrin Co. Ltd.	215,250	1,329,044
	ZIGExN Co. Ltd.	113,900	269,527

TOTAL COMMUNICATION SERVICES			60,782,726

CONSUMER DISCRETIONARY — (14.6%)
	&Do Holdings Co. Ltd.	59,500	354,217
	Adastria Co. Ltd.	148,840	2,210,655
#	Adventure, Inc.	8,800	735,374
	Aeon Fantasy Co. Ltd.	48,932	1,173,382
#	Ahresty Corp.	141,200	352,118
	Ainavo Holdings Co. Ltd.	5,600	34,834
# *	Airtrip Corp.	85,100	1,675,529
	Aisan Industry Co. Ltd.	213,700	1,009,376
*	Akebono Brake Industry Co. Ltd.	610,100	671,182
	Alleanza Holdings Co. Ltd.	80,800	549,018
	Alpen Co. Ltd.	98,500	1,404,704
#	Alpha Corp.	31,700	197,861
	Amiyaki Tei Co. Ltd.	28,200	567,911
#	AOKI Holdings, Inc.	234,900	1,149,438
	Aoyama Trading Co. Ltd.	245,000	1,545,850
#	Arata Corp.	87,800	2,492,016
#	Arcland Service Holdings Co. Ltd.	94,800	1,400,080
#	ARCLANDS Corp.	31,200	313,113
	Asahi Co. Ltd.	110,100	995,727
	Ashimori Industry Co. Ltd.	29,499	210,408
	ASKUL Corp.	241,600	2,486,929
	Asti Corp.	19,400	272,581
# *	Atsugi Co. Ltd.	27,400	70,248
	Aucnet, Inc.	65,100	1,005,360
#	Autobacs Seven Co. Ltd.	436,500	4,218,051
#	Avantia Co. Ltd.	66,500	364,533
#	Baroque Japan Ltd.	90,200	491,050
#	Beauty Garage, Inc.	21,700	394,341
*	Beenos, Inc.	30,500	489,509
	Belluna Co. Ltd.	323,600	1,561,937
	Benesse Holdings, Inc.	362,043	5,390,525
#	Bic Camera, Inc.	526,700	4,493,917
#	Bike O & Co. Ltd.	33,600	244,867

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Bookoff Group Holdings Ltd.	66,600	$514,337
	Central Automotive Products Ltd.	80,500	1,222,093
#	Central Sports Co. Ltd.	45,200	763,404
	Chiyoda Co. Ltd.	110,800	601,177
	Chofu Seisakusho Co. Ltd.	122,400	1,727,021
	Chuo Spring Co. Ltd.	81,700	376,594
	Cleanup Corp.	139,400	542,858
#	Colowide Co. Ltd.	234,900	3,017,322
#	Corona Corp.	97,200	557,562
#	Create Restaurants Holdings, Inc.	619,500	4,177,910
# *	CROOZ, Inc.	22,400	183,445
*	CrowdWorks, Inc.	4,200	49,750
#	Curves Holdings Co. Ltd.	186,100	1,055,217
#	Daido Metal Co. Ltd.	227,200	758,045
#	Daikoku Denki Co. Ltd.	50,900	458,921
	Daikyonishikawa Corp.	258,900	952,852
	Daimaruenawin Co. Ltd.	3,400	28,762
	Dainichi Co. Ltd.	67,100	289,858
	DCM Holdings Co. Ltd.	729,200	5,942,600
	Doshisha Co. Ltd.	134,600	1,343,502
	Doutor Nichires Holdings Co. Ltd.	186,086	2,236,961
#	Eagle Industry Co. Ltd.	168,200	1,258,369
	EAT & Holdings Co. Ltd.	33,000	499,133
#	EDION Corp.	526,900	4,285,515
	Enigmo, Inc.	152,100	523,224
#	ES-Con Japan Ltd.	44,600	252,397
#	Eslead Corp.	47,700	554,892
	Exedy Corp.	184,900	2,107,532
	FCC Co. Ltd.	231,100	2,111,596
	Felissimo Corp.	20,600	144,653
	First Juken Co. Ltd.	46,400	352,159
	First-Corp., Inc.	45,300	228,140
	FJ Next Holdings Co. Ltd.	106,600	742,678
#	Food & Life Cos. Ltd.	212,700	3,261,989
	Foster Electric Co. Ltd.	143,200	736,804
#	F-Tech, Inc.	60,800	207,192
	Fuji Corp.	72,800	618,162
	Fuji Corp. Ltd.	171,000	733,639
	Fuji Kyuko Co. Ltd.	66,500	1,969,628
	Fujibo Holdings, Inc.	64,800	1,470,242
	Fujikura Composites, Inc.	119,200	728,930
	Fujishoji Co. Ltd.	52,700	308,865
#	Fujitsu General Ltd.	33,200	690,857
#	FuKoKu Co. Ltd.	66,400	444,727
	Furukawa Battery Co. Ltd.	88,000	683,223
#	Furyu Corp.	115,400	804,526
	Futaba Industrial Co. Ltd.	341,300	766,785
#	Gakkyusha Co. Ltd.	49,300	550,545
#	Genki Sushi Co. Ltd.	32,500	683,074
#	Geo Holdings Corp.	186,600	2,285,313
	Gift Holdings, Inc.	23,300	526,161
	GLOBERIDE, Inc.	106,198	1,581,203
	Golf Digest Online, Inc.	64,100	669,905
#	GSI Creos Corp.	63,184	619,578
	G-Tekt Corp.	143,700	1,256,370
	Gunze Ltd.	98,000	2,614,672
	H2O Retailing Corp.	542,045	4,136,484
	Hagihara Industries, Inc.	77,700	562,460
#	Hamee Corp.	36,100	215,010

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Handsman Co. Ltd.	43,500	$245,344
	Happinet Corp.	99,600	1,269,931
#	Hard Off Corp. Co. Ltd.	58,800	508,691
	Heian Ceremony Service Co. Ltd.	8,300	44,262
#	Heiwa Corp.	261,200	4,039,961
	HI-LEX Corp.	121,700	869,497
#	Himaraya Co. Ltd.	32,100	203,384
#	H-One Co. Ltd.	123,200	486,173
	Honeys Holdings Co. Ltd.	118,640	998,766
	Hoosiers Holdings Co. Ltd.	213,000	1,137,779
	Hotland Co. Ltd.	44,200	413,841
	IBJ, Inc.	125,900	768,205
	Ichibanya Co. Ltd.	30,658	942,485
	Ichikoh Industries Ltd.	194,100	513,225
	IDOM, Inc.	367,100	2,215,425
	IJTT Co. Ltd.	133,980	465,028
#	Imasen Electric Industrial	44,100	171,242
# *	Istyle, Inc.	147,000	497,957
	Izuhakone Railway Co. Ltd.	300	0
	Izumi Co. Ltd.	117,700	2,537,062
	J Front Retailing Co. Ltd.	175,400	1,427,276
	JANOME Corp.	109,400	488,143
#	Japan Best Rescue System Co. Ltd.	39,800	204,929
	Japan Wool Textile Co. Ltd.	312,600	2,304,964
	JINS Holdings, Inc.	82,900	2,461,304
# *	Joban Kosan Co. Ltd.	41,499	351,567
	Joshin Denki Co. Ltd.	108,200	1,418,577
	Joyful Honda Co. Ltd.	143,000	1,767,812
	JP-Holdings, Inc.	360,900	676,343
	JVCKenwood Corp.	1,051,800	1,429,937
# *	Kasai Kogyo Co. Ltd.	123,600	161,050
	Kawai Musical Instruments Manufacturing Co. Ltd.	36,600	640,027
#	Keiyo Co. Ltd.	245,000	1,538,714
	KeyHolder, Inc.	2,100	11,586
#	KFC Holdings Japan Ltd.	87,300	1,633,451
#	King Co. Ltd.	54,100	155,108
# *	Kintetsu Department Store Co. Ltd.	1,300	21,536
#	Ki-Star Real Estate Co. Ltd.	55,900	1,678,033
	Kohnan Shoji Co. Ltd.	157,700	3,685,923
#	Kojima Co. Ltd.	197,700	861,710
	Komatsu Matere Co. Ltd.	195,000	1,045,347
	KOMEDA Holdings Co. Ltd.	301,900	4,856,961
#	Komehyo Holdings Co. Ltd.	42,400	886,355
#	Komeri Co. Ltd.	202,100	3,858,388
#	Konaka Co. Ltd.	163,506	373,878
#	Kotobukiya Co. Ltd.	1,800	93,363
#	K’s Holdings Corp.	249,700	2,058,685
#	KU Holdings Co. Ltd.	115,500	869,963
	Kurabo Industries Ltd.	113,200	1,542,006
	KYB Corp.	117,200	2,510,456
#	Kyoritsu Maintenance Co. Ltd.	43,300	1,789,055
	LEC, Inc.	142,200	808,441
#	LITALICO, Inc.	117,100	2,226,606
*	Locondo, Inc.	21,000	164,600
	Look Holdings, Inc.	37,100	546,800
#	Mars Group Holdings Corp.	80,600	900,717
#	Maruzen CHI Holdings Co. Ltd.	106,300	239,687
	Matsuoka Corp.	10,200	66,317
	Media Do Co. Ltd.	54,200	677,584

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Meiko Network Japan Co. Ltd.	36,400	$152,423
#	Meiwa Estate Co. Ltd.	73,200	304,990
#	Mikuni Corp.	154,900	319,645
#	Mitsuba Corp.	204,690	546,839
	Mizuno Corp.	114,900	2,044,214
	Monogatari Corp.	66,300	3,193,329
	Morito Co. Ltd.	107,800	526,323
	MrMax Holdings Ltd.	159,300	685,678
	Murakami Corp.	31,800	494,067
	Musashi Seimitsu Industry Co. Ltd.	299,300	3,222,459
	Nafco Co. Ltd.	54,200	591,169
	Nagahori Corp.	200	1,189
	Nagase Brothers, Inc.	200	7,567
#	Nagawa Co. Ltd.	34,200	1,754,882
#	Nakayamafuku Co. Ltd.	41,800	89,036
#	New Art Holdings Co. Ltd.	31,734	303,869
	Nextage Co. Ltd.	287,000	6,225,072
	NHK Spring Co. Ltd.	903,756	5,320,215
	Nichirin Co. Ltd.	61,160	644,868
#	Nihon House Holdings Co. Ltd.	239,600	756,880
#	Nihon Plast Co. Ltd.	107,800	324,506
	Nihon Tokushu Toryo Co. Ltd.	80,400	505,471
#	Nippon Felt Co. Ltd.	84,000	236,301
#	Nippon Piston Ring Co. Ltd.	49,800	418,190
	Nippon Seiki Co. Ltd.	303,200	1,585,314
	Nishikawa Rubber Co. Ltd.	38,500	311,721
	Nishimatsuya Chain Co. Ltd.	253,100	2,349,712
#	Nissan Shatai Co. Ltd.	477,300	2,681,739
#	Nissan Tokyo Sales Holdings Co. Ltd.	166,400	306,717
	NITTAN Corp.	93,500	167,383
	Nojima Corp.	398,000	3,705,232
	NOK Corp.	342,980	2,677,812
#	Ohashi Technica, Inc.	67,600	621,949
#	Ohsho Food Service Corp.	65,100	2,878,256
# *	Oisix ra daichi, Inc.	162,700	1,842,388
#	Onward Holdings Co. Ltd.	616,100	1,248,513
#	Ozu Corp.	22,200	269,722
	Pacific Industrial Co. Ltd.	270,300	1,907,955
	PAL GROUP Holdings Co. Ltd.	136,800	2,228,509
	PALTAC Corp.	21,200	652,407
#	PAPYLESS Co. Ltd.	19,200	139,941
#	Paris Miki Holdings, Inc.	115,700	187,474
#	PC Depot Corp.	177,381	329,076
*	PIA Corp.	1,700	39,061
#	Piolax, Inc.	179,700	2,206,244
	Plenus Co. Ltd.	83,700	1,115,455
	Poppins Corp.	2,100	24,524
#	Premium Water Holdings, Inc.	8,100	129,758
#	Press Kogyo Co. Ltd.	598,500	1,631,341
#	Pressance Corp.	109,900	1,107,813
	QB Net Holdings Co. Ltd.	58,700	549,424
	Raccoon Holdings, Inc.	111,700	794,082
	Regal Corp.	1,500	19,016
	Renaissance, Inc.	3,500	22,519
	Resorttrust, Inc.	521,964	8,360,383
	Rhythm Co. Ltd.	43,600	453,528
	Riberesute Corp.	46,100	242,917
	Ride On Express Holdings Co. Ltd.	46,900	342,966
*	Right On Co. Ltd.	92,925	431,236

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Riken Corp.	49,400	$779,920
	Riso Kyoiku Co. Ltd.	692,900	1,536,385
	Rock Field Co. Ltd.	94,800	956,680
	Roland Corp.	57,600	1,766,528
	Round One Corp.	931,500	4,037,750
#	Sac’s Bar Holdings, Inc.	122,950	602,566
	San Holdings, Inc.	59,900	699,524
*	Sanden Corp.	10,400	15,294
	Sanei Architecture Planning Co. Ltd.	55,200	616,081
	Sangetsu Corp.	291,250	3,220,403
	Sankyo Co. Ltd.	144,400	4,371,939
	Sankyo Seiko Co. Ltd.	232,800	716,149
#	Sanoh Industrial Co. Ltd.	154,900	713,037
#	Sanyo Electric Railway Co. Ltd.	109,898	1,668,953
# *	Sanyo Shokai Ltd.	59,599	389,004
#	Scroll Corp.	189,200	915,860
	Seiko Holdings Corp.	165,881	3,464,470
#	Seiren Co. Ltd.	284,000	4,141,197
#	Senshukai Co. Ltd.	174,600	472,861
	Seria Co. Ltd.	188,324	3,288,684
#	Shidax Corp.	149,800	606,682
	Shikibo Ltd.	68,600	417,097
	Shin-Nihon Tatemono Co. Ltd.	29,800	88,978
	Shoei Co. Ltd.	154,200	5,594,154
# *	Silver Life Co. Ltd.	15,300	139,209
#	Snow Peak, Inc.	182,900	2,762,215
#	SNT Corp.	158,100	232,765
#	Soft99 Corp.	84,400	640,599
#	Sotoh Co. Ltd.	49,100	235,152
	SPK Corp.	48,600	464,032
#	Sprix Ltd.	34,300	225,102
	St. Marc Holdings Co. Ltd.	111,200	1,233,203
	Step Co. Ltd.	60,800	748,457
#	Suminoe Textile Co. Ltd.	26,300	311,749
	Sumitomo Riko Co. Ltd.	252,100	982,043
#	Suncall Corp.	127,200	574,417
# *	SuRaLa Net Co. Ltd.	2,700	15,383
	Syuppin Co. Ltd.	134,200	1,176,881
#	T RAD Co. Ltd.	42,900	739,078
	Tachikawa Corp.	71,600	516,013
#	Tachi-S Co. Ltd.	195,940	1,450,765
#	Taiho Kogyo Co. Ltd.	113,300	528,843
	Takashimaya Co. Ltd.	879,500	10,414,315
#	Takasho Co. Ltd.	15,400	71,683
# *	Take & Give Needs Co. Ltd.	11,400	128,485
#	Takihyo Co. Ltd.	24,300	128,257
#	Tama Home Co. Ltd.	100,000	1,622,505
	Tamron Co. Ltd.	103,400	2,073,144
#	Tbk Co. Ltd.	155,300	313,358
#	Tear Corp.	60,900	177,971
	Temairazu, Inc.	14,900	539,476
	T-Gaia Corp.	136,400	1,545,831
#	Tigers Polymer Corp.	79,800	223,059
	Toa Corp.	144,900	766,989
	Tokai Rika Co. Ltd.	326,000	3,110,675
	Token Corp.	45,950	2,548,389
*	Tokyo Base Co. Ltd.	48,800	105,381
	Tokyo Individualized Educational Institute, Inc.	103,700	394,919
	Tokyo Radiator Manufacturing Co. Ltd.	24,300	100,769

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Tokyotokeiba Co. Ltd.	98,100	$2,796,983
	Tomy Co. Ltd.	564,293	4,827,685
	Topre Corp.	219,800	1,688,274
#	Toridoll Holdings Corp.	301,500	6,242,146
	Tosho Co. Ltd.	4,400	36,977
	Toyo Tire Corp.	273,700	2,979,107
	Toyoda Gosei Co. Ltd.	38,900	588,975
	TPR Co. Ltd.	150,662	1,238,532
	Treasure Factory Co. Ltd.	10,300	126,879
	TS Tech Co. Ltd.	449,686	4,411,765
	TSI Holdings Co. Ltd.	301,095	823,522
*	Tsukada Global Holdings, Inc.	86,100	211,185
#	Tsutsumi Jewelry Co. Ltd.	39,000	543,047
#	Twinbird Corp.	9,200	38,768
#	Unipres Corp.	224,297	1,375,982
# *	Unitika Ltd.	373,200	768,459
	Univance Corp.	10,000	23,798
*	Universal Entertainment Corp.	98,000	1,257,711
	Valuence Holdings, Inc.	1,600	23,221
*	Village Vanguard Co. Ltd.	36,600	270,723
	VT Holdings Co. Ltd.	492,000	1,615,726
	Wacoal Holdings Corp.	267,700	3,976,290
#	Waseda Academy Co. Ltd.	43,600	312,223
#	Watts Co. Ltd.	52,100	244,298
	Weds Co. Ltd.	14,500	47,486
	World Co. Ltd.	94,100	906,694
	Xebio Holdings Co. Ltd.	159,896	1,065,066
#	Yachiyo Industry Co. Ltd.	48,100	206,186
	Yagi & Co. Ltd.	18,600	152,163
	Yamae Group Holdings Co. Ltd.	9,400	103,255
	Yamato International, Inc.	85,200	151,602
#	Yasunaga Corp.	36,200	163,732
	Yellow Hat Ltd.	221,700	2,748,125
	Yondoshi Holdings, Inc.	101,520	1,205,169
	Yonex Co. Ltd.	73,500	682,026
	Yorozu Corp.	126,100	698,727
#	Yoshinoya Holdings Co. Ltd.	273,800	4,439,083
	Yutaka Giken Co. Ltd.	8,700	102,441
	Zojirushi Corp.	14,700	158,686

TOTAL CONSUMER DISCRETIONARY			376,080,215

CONSUMER STAPLES — (7.9%)
#	Aeon Hokkaido Corp.	178,900	1,400,152
#	AFC-HD AMS Life Science Co. Ltd.	53,800	277,982
	Ain Holdings, Inc.	119,800	5,177,477
#	Albis Co. Ltd.	38,700	623,603
	Arcs Co. Ltd.	269,000	3,838,651
	Artnature, Inc.	116,400	582,302
	Axial Retailing, Inc.	108,000	2,427,001
*	Axxzia, Inc.	4,800	41,230
	Belc Co. Ltd.	67,200	2,504,553
	Bourbon Corp.	54,800	799,764
	Bull-Dog Sauce Co. Ltd.	3,000	37,804
	Cawachi Ltd.	79,400	1,168,833
	C’BON COSMETICS Co. Ltd.	10,800	122,439
	Chubu Shiryo Co. Ltd.	132,400	952,871
	Chuo Gyorui Co. Ltd.	9,800	196,474
	Como Co. Ltd.	2,600	48,178
#	Cota Co. Ltd.	113,591	1,203,970

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Create SD Holdings Co. Ltd.	137,500	$2,987,728
#	Daikokutenbussan Co. Ltd.	34,800	1,264,804
	Delica Foods Holdings Co. Ltd.	66,400	231,674
	DyDo Group Holdings, Inc.	58,700	1,955,439
	Earth Corp.	65,400	2,345,949
	Ebara Foods Industry, Inc.	30,900	644,857
#	Eco’s Co. Ltd.	45,800	572,514
#	Ensuiko Sugar Refining Co. Ltd.	86,200	118,458
	Ezaki Glico Co. Ltd.	189,400	4,667,792
	Feed One Co. Ltd.	153,348	705,516
#	Fuji Co. Ltd.	118,700	1,546,365
#	Fuji Oil Holdings, Inc.	237,500	3,949,631
#	Fujicco Co. Ltd.	122,300	1,614,969
	Fujiya Co. Ltd.	70,000	1,183,242
	G-7 Holdings, Inc.	141,300	1,394,210
	Genky DrugStores Co. Ltd.	51,000	1,267,190
#	HABA Laboratories, Inc.	15,000	246,419
	Hagoromo Foods Corp.	17,900	374,733
	Halows Co. Ltd.	56,100	1,125,262
	Heiwado Co. Ltd.	190,100	2,624,454
	Hokkaido Coca-Cola Bottling Co. Ltd.	18,699	529,072
	Hokuto Corp.	139,200	1,823,878
#	Ichimasa Kamaboko Co. Ltd.	46,500	247,881
	Imuraya Group Co. Ltd.	61,500	929,436
#	Inageya Co. Ltd.	44,600	353,615
*	I-NE Co. Ltd.	6,800	202,994
	Itochu-Shokuhin Co. Ltd.	35,100	1,176,715
	Itoham Yonekyu Holdings, Inc.	706,300	3,249,852
	Iwatsuka Confectionery Co. Ltd.	8,700	243,011
	JM Holdings Co. Ltd.	77,000	895,327
	J-Oil Mills, Inc.	122,300	1,314,440
	Kadoya Sesame Mills, Inc.	15,600	383,226
	Kakiyasu Honten Co. Ltd.	53,400	833,729
#	Kameda Seika Co. Ltd.	66,800	2,120,637
#	Kaneko Seeds Co. Ltd.	44,700	453,963
#	Kanemi Co. Ltd.	1,200	22,863
	Kansai Food Market Ltd.	11,400	88,014
	Kato Sangyo Co. Ltd.	150,800	3,480,275
	Kenko Mayonnaise Co. Ltd.	73,300	789,023
#	Kibun Foods, Inc.	12,200	76,892
#	Kitanotatsujin Corp.	380,600	677,798
	Koike-ya, Inc.	300	11,074
	Kotobuki Spirits Co. Ltd.	26,000	1,497,658
	Kusuri no Aoki Holdings Co. Ltd.	83,800	3,950,111
	Kyokuyo Co. Ltd.	59,999	1,497,282
	Lacto Japan Co. Ltd.	47,000	696,600
	Life Corp.	79,900	1,481,068
	Mandom Corp.	214,500	2,258,342
#	Marudai Food Co. Ltd.	129,900	1,281,712
	Maruha Nichiro Corp.	216,707	3,687,138
	Maxvalu Tokai Co. Ltd.	47,000	866,679
#	Medical System Network Co. Ltd.	152,000	415,908
	Megmilk Snow Brand Co. Ltd.	277,000	3,270,759
#	Meito Sangyo Co. Ltd.	54,100	598,725
	Milbon Co. Ltd.	164,552	7,259,670
#	Ministop Co. Ltd.	90,500	888,956
	Mitsubishi Shokuhin Co. Ltd.	103,900	2,340,185
	Mitsui DM Sugar Holdings Co. Ltd.	110,870	1,451,076
	Miyoshi Oil & Fat Co. Ltd.	36,000	247,621

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Morinaga & Co. Ltd.	214,799	$5,877,819
	Morinaga Milk Industry Co. Ltd.	138,100	4,048,566
	Morozoff Ltd.	37,400	958,327
#	MTG Co. Ltd.	24,700	208,756
#	Nagatanien Holdings Co. Ltd.	74,900	1,032,704
#	Nakamuraya Co. Ltd.	26,699	573,967
	Natori Co. Ltd.	65,000	893,394
#	Nichimo Co. Ltd.	16,300	301,275
#	Nihon Chouzai Co. Ltd.	73,420	642,034
	Niitaka Co. Ltd.	12,960	202,027
	Nippn Corp.	346,000	3,715,555
	Nippon Beet Sugar Manufacturing Co. Ltd.	65,500	732,496
	Nippon Suisan Kaisha Ltd.	1,893,700	7,126,272
	Nishimoto Co. Ltd.	19,500	521,939
	Nisshin Oillio Group Ltd.	154,600	3,413,023
#	Nissin Sugar Co. Ltd.	98,300	1,175,756
	Nitto Fuji Flour Milling Co. Ltd.	16,200	536,790
#	Noevir Holdings Co. Ltd.	85,800	3,369,125
	Oenon Holdings, Inc.	294,200	557,477
#	OIE Sangyo Co. Ltd.	22,000	126,911
	Okuwa Co. Ltd.	155,300	968,412
#	Olympic Group Corp.	49,700	193,754
#	OUG Holdings, Inc.	21,300	396,991
	Pickles Holdings Co. Ltd.	56,900	384,577
	Pigeon Corp.	552,825	8,081,820
#	Prima Meat Packers Ltd.	177,300	2,564,565
#	Qol Holdings Co. Ltd.	164,500	1,376,923
	Retail Partners Co. Ltd.	107,600	828,214
#	Riken Vitamin Co. Ltd.	143,000	1,736,687
	Rokko Butter Co. Ltd.	84,200	810,645
	S Foods, Inc.	114,862	2,410,376
	S&B Foods, Inc.	42,798	1,099,492
#	Sagami Rubber Industries Co. Ltd.	56,000	293,595
	San-A Co. Ltd.	116,600	3,518,587
	Sapporo Holdings Ltd.	394,920	8,706,430
	Sato Foods Co. Ltd.	800	28,284
	Satudora Holdings Co. Ltd.	3,900	18,057
#	Shinnihonseiyaku Co. Ltd.	42,700	442,950
	Shinobu Foods Products Co. Ltd.	1,600	6,765
	Shoei Foods Corp.	67,600	1,938,418
	Showa Sangyo Co. Ltd.	114,300	1,960,228
	Soiken Holdings, Inc.	39,400	103,959
	ST Corp.	37,100	385,406
	Starzen Co. Ltd.	89,900	1,261,792
	Takara Holdings, Inc.	536,000	3,915,335
	Toho Co. Ltd.	49,900	551,688
	Torigoe Co. Ltd.	94,500	432,998
#	Transaction Co. Ltd.	89,700	659,411
#	United Super Markets Holdings, Inc.	350,600	2,558,572
	Valor Holdings Co. Ltd.	220,700	2,717,671
	Warabeya Nichiyo Holdings Co. Ltd.	86,460	1,327,249
	Watahan & Co. Ltd.	94,100	896,181
#	Yaizu Suisankagaku Industry Co. Ltd.	62,100	372,039
	YAKUODO Holdings Co. Ltd.	69,400	1,116,875
	YA-MAN Ltd.	194,200	1,566,333
	Yamatane Corp.	59,000	646,092
#	Yamaya Corp.	23,500	402,279
#	Yamazawa Co. Ltd.	11,800	100,673
#	Yaoko Co. Ltd.	53,200	2,412,279

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
#	Yokorei Co. Ltd.	306,400	$1,865,483
	Yomeishu Seizo Co. Ltd.	48,700	599,552
*	Yoshimura Food Holdings KK	29,300	98,932
#	Yuasa Funashoku Co. Ltd.	14,300	258,610
#	Yukiguni Maitake Co. Ltd.	39,400	271,837
	Yutaka Foods Corp.	3,900	51,424

TOTAL CONSUMER STAPLES			204,170,348

ENERGY — (0.7%)
#	BP Castrol KK	44,100	328,728
	Fuji Kosan Co. Ltd.	4,400	34,803
#	Fuji Oil Co. Ltd.	287,900	577,034
	Itochu Enex Co. Ltd.	354,900	2,503,413
#	Japan Oil Transportation Co. Ltd.	15,500	245,923
#	Japan Petroleum Exploration Co. Ltd.	221,700	5,352,339
	Mitsuuroko Group Holdings Co. Ltd.	197,500	1,318,534
	Nippon Coke & Engineering Co. Ltd.	978,100	613,655
	Sala Corp.	322,100	1,695,427
	San-Ai Obbli Co. Ltd.	389,000	2,995,119
	Sinanen Holdings Co. Ltd.	46,500	1,249,698
#	Toa Oil Co. Ltd.	46,200	700,015
	Toyo Kanetsu KK	48,700	824,760

TOTAL ENERGY			18,439,448

FINANCIALS — (8.8%)
	77 Bank Ltd.	363,152	4,487,194
#	Advance Create Co. Ltd.	63,400	422,183
	AEON Financial Service Co. Ltd.	124,500	1,235,466
# *	Aichi Bank Ltd.	48,700	1,901,161
	Aiful Corp.	1,494,900	3,895,568
#	Aizawa Securities Group Co. Ltd.	200,800	893,074
	Akatsuki Corp.	144,000	312,381
	Akita Bank Ltd.	88,440	983,194
	Anicom Holdings, Inc.	108,300	424,769
# *	Aruhi Corp.	174,700	1,663,314
#	Asax Co. Ltd.	9,300	37,120
#	Awa Bank Ltd.	232,100	3,037,420
#	Bank of Iwate Ltd.	82,982	1,028,018
#	Bank of Kochi Ltd.	56,100	247,536
#	Bank of Nagoya Ltd.	75,630	1,571,969
	Bank of Saga Ltd.	80,920	849,781
	Bank of the Ryukyus Ltd.	262,280	1,390,064
#	Bank of Toyama Ltd.	14,500	174,335
#	Casa, Inc.	28,400	157,398
	Chiba Kogyo Bank Ltd.	264,158	515,683
	Chugoku Bank Ltd.	691,400	4,361,557
# *	Chukyo Bank Ltd.	61,400	785,265
	Credit Saison Co. Ltd.	426,500	4,998,035
	Daishi Hokuetsu Financial Group, Inc.	262,500	4,872,867
	Daito Bank Ltd.	57,400	240,945
	eGuarantee, Inc.	221,400	3,824,664
#	Ehime Bank Ltd.	198,673	1,182,433
#	Entrust, Inc.	54,900	225,024
	FIDEA Holdings Co. Ltd.	124,790	1,088,198
#	Financial Products Group Co. Ltd.	233,900	1,828,955
#	First Bank of Toyama Ltd.	319,000	892,710
#	First Brothers Co. Ltd.	34,600	201,980
	Fukui Bank Ltd.	123,200	1,164,546

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Fukushima Bank Ltd.	17,200	$24,607
	Fuyo General Lease Co. Ltd.	114,800	6,267,019
#	GMO Financial Holdings, Inc.	249,100	1,232,082
	Gunma Bank Ltd.	2,072,540	5,634,547
	Hachijuni Bank Ltd.	1,980,900	6,581,937
	Hirogin Holdings, Inc.	1,534,800	6,456,201
	Hirose Tusyo, Inc.	20,800	337,968
#	Hokkoku Financial Holdings, Inc.	145,200	4,752,081
	Hokuhoku Financial Group, Inc.	798,400	4,721,159
	HS Holdings Co. Ltd.	152,200	1,174,828
	Hyakugo Bank Ltd.	1,393,709	3,060,743
	Hyakujushi Bank Ltd.	134,700	1,553,912
#	Ichiyoshi Securities Co. Ltd.	224,000	919,606
#	IwaiCosmo Holdings, Inc.	123,900	1,038,197
*	Iyo Bank Ltd.	1,270,418	6,205,939
#	J Trust Co. Ltd.	345,400	1,382,769
	Jaccs Co. Ltd.	147,700	3,669,532
	JAFCO Group Co. Ltd.	588,100	8,659,863
*	Japan Asia Investment Co. Ltd.	69,300	98,161
	Japan Investment Adviser Co. Ltd.	70,300	642,225
#	Japan Securities Finance Co. Ltd.	581,200	3,298,562
#	Jimoto Holdings, Inc.	110,550	356,737
	J-Lease Co. Ltd.	31,900	499,174
	Juroku Financial Group, Inc.	191,700	3,238,566
	Keiyo Bank Ltd.	651,700	2,127,213
#	Kita-Nippon Bank Ltd.	43,506	529,340
	Kiyo Bank Ltd.	416,190	3,994,824
	Kyokuto Securities Co. Ltd.	152,800	702,844
	Kyushu Financial Group, Inc.	1,975,137	5,232,638
#	Kyushu Leasing Service Co. Ltd.	34,000	138,310
# *	M&A Capital Partners Co. Ltd.	92,100	2,359,748
#	Marusan Securities Co. Ltd.	336,700	1,009,814
#	Matsui Securities Co. Ltd.	568,800	3,067,584
	Mercuria Holdings Co. Ltd.	58,400	245,603
#	Minkabu The Infonoid, Inc.	21,700	308,622
#	Mito Securities Co. Ltd.	359,500	589,246
	Miyazaki Bank Ltd.	102,900	1,528,299
	Mizuho Leasing Co. Ltd.	180,700	3,891,370
#	Monex Group, Inc.	1,059,200	3,297,823
#	Money Partners Group Co. Ltd.	149,100	270,724
#	Morningstar Japan KK	131,300	421,083
#	Mortgage Service Japan Ltd.	26,100	151,560
	Musashino Bank Ltd.	183,200	2,162,778
	Nagano Bank Ltd.	43,899	414,376
	Nanto Bank Ltd.	176,700	2,568,893
	NEC Capital Solutions Ltd.	60,200	859,014
	Nishi-Nippon Financial Holdings, Inc.	779,700	4,049,186
	North Pacific Bank Ltd.	1,785,600	2,808,374
# *	OAK Capital Corp.	297,500	149,813
	Ogaki Kyoritsu Bank Ltd.	227,000	2,691,935
	Oita Bank Ltd.	84,199	1,057,634
#	Okasan Securities Group, Inc.	964,900	2,175,691
	Okinawa Financial Group, Inc.	143,060	2,075,546
	Orient Corp.	280,890	2,228,234
	Premium Group Co. Ltd.	163,200	2,003,234
	Procrea Holdings, Inc.	238,972	3,513,651
	Ricoh Leasing Co. Ltd.	97,600	2,381,852
	San ju San Financial Group, Inc.	118,793	1,158,894
	San-In Godo Bank Ltd.	963,500	4,677,322

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
*	SBI Insurance Group Co. Ltd.	7,600	$42,183
	Senshu Ikeda Holdings, Inc.	1,232,328	1,784,812
#	Seven Bank Ltd.	787,400	1,410,715
#	Shiga Bank Ltd.	288,700	5,224,879
	Shikoku Bank Ltd.	239,000	1,409,891
#	Shimizu Bank Ltd.	58,200	584,763
#	Sparx Group Co. Ltd.	118,060	1,083,483
	Strike Co. Ltd.	51,700	1,379,908
	Suruga Bank Ltd.	900,700	2,322,073
#	Taiko Bank Ltd.	41,800	375,071
	Tochigi Bank Ltd.	565,200	1,073,781
	Toho Bank Ltd.	1,273,900	1,792,042
#	Tohoku Bank Ltd.	63,300	414,909
	Tokai Tokyo Financial Holdings, Inc.	1,334,300	3,257,980
	Tokyo Kiraboshi Financial Group, Inc.	170,738	2,510,018
	Tomato Bank Ltd.	54,500	380,697
	TOMONY Holdings, Inc.	937,250	2,011,376
#	Tottori Bank Ltd.	53,100	399,638
	Towa Bank Ltd.	210,300	746,553
	Toyo Securities Co. Ltd.	390,800	706,863
	Traders Holdings Co. Ltd.	13,720	41,221
	Tsukuba Bank Ltd.	461,800	592,753
	Yamagata Bank Ltd.	143,600	991,883
	Yamaguchi Financial Group, Inc.	1,237,672	6,589,533
	Yamanashi Chuo Bank Ltd.	162,526	1,299,644

TOTAL FINANCIALS			227,970,963

HEALTH CARE — (4.9%)
	Amvis Holdings, Inc.	35,600	598,902
	As One Corp.	73,700	3,043,801
	ASKA Pharmaceutical Holdings Co. Ltd.	141,700	1,090,246
	Astena Holdings Co. Ltd.	194,800	574,973
	BML, Inc.	147,600	3,331,707
#	Carenet, Inc.	130,800	1,086,918
	CE Holdings Co. Ltd.	9,500	30,357
# *	CellSource Co. Ltd.	21,100	637,236
	Charm Care Corp. KK	113,900	820,055
	CMIC Holdings Co. Ltd.	63,200	666,242
	Create Medic Co. Ltd.	38,700	237,750
#	Daiken Medical Co. Ltd.	116,700	376,372
	Daito Pharmaceutical Co. Ltd.	77,580	1,319,220
	Dvx, Inc.	23,900	141,222
	Eiken Chemical Co. Ltd.	205,400	2,557,736
	Elan Corp.	208,600	1,544,532
	EM Systems Co. Ltd.	24,900	147,673
#	FALCO HOLDINGS Co. Ltd.	53,300	642,518
	FINDEX, Inc.	94,500	374,149
	France Bed Holdings Co. Ltd.	158,600	987,698
	Fuji Pharma Co. Ltd.	97,600	699,202
	Fukuda Denshi Co. Ltd.	63,200	3,127,104
#	Fuso Pharmaceutical Industries Ltd.	42,600	579,905
	H.U. Group Holdings, Inc.	348,800	6,350,044
#	Hogy Medical Co. Ltd.	87,300	2,148,859
#	Hoshi Iryo-Sanki Co. Ltd.	9,600	244,782
	I’rom Group Co. Ltd.	38,400	625,222
# *	Japan Animal Referral Medical Center Co. Ltd.	9,600	119,922
*	Japan Hospice Holdings, Inc.	12,400	163,200
	Japan Lifeline Co. Ltd.	392,500	2,623,055
	Japan Medical Dynamic Marketing, Inc.	104,500	899,309

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HEALTH CARE — (Continued)
#	JMS Co. Ltd.	104,457	$385,259
	Kaken Pharmaceutical Co. Ltd.	116,400	3,066,397
	Kanamic Network Co. Ltd.	139,700	490,982
	Kissei Pharmaceutical Co. Ltd.	175,800	3,122,988
	Koa Shoji Holdings Co. Ltd.	4,100	17,898
#	KYORIN Holdings, Inc.	261,400	3,195,707
#	Linical Co. Ltd.	69,400	357,416
	Mani, Inc.	358,900	4,354,113
	Medical Data Vision Co. Ltd.	168,300	1,222,180
	Medikit Co. Ltd.	2,000	32,230
	Medius Holdings Co. Ltd.	68,500	330,799
# *	MedPeer, Inc.	84,200	748,137
	Menicon Co. Ltd.	265,200	5,439,269
#	Mizuho Medy Co. Ltd.	22,400	424,290
	Mochida Pharmaceutical Co. Ltd.	56,798	1,324,102
	Nakanishi, Inc.	324,500	5,933,884
	Nihon Kohden Corp.	195,900	4,162,050
	Nippon Chemiphar Co. Ltd.	12,500	152,812
	Nipro Corp.	836,500	6,284,043
	Paramount Bed Holdings Co. Ltd.	254,000	4,523,705
*	PeptiDream, Inc.	143,700	1,601,096
	Rion Co. Ltd.	54,600	747,242
	Sawai Group Holdings Co. Ltd.	161,200	4,515,142
#	Seed Co. Ltd.	68,100	251,433
	Seikagaku Corp.	233,700	1,345,646
#	Shin Nippon Biomedical Laboratories Ltd.	134,300	2,498,770
	Ship Healthcare Holdings, Inc.	346,200	6,503,333
#	Shofu, Inc.	69,900	1,132,049
	Software Service, Inc.	18,800	1,080,232
	Solasto Corp.	331,500	1,975,446
#	St-Care Holding Corp.	81,600	459,914
# *	SymBio Pharmaceuticals Ltd.	62,300	308,809
	Takara Bio, Inc.	150,900	1,770,151
#	Techno Medica Co. Ltd.	14,700	162,025
	Toho Holdings Co. Ltd.	303,300	4,063,005
	Tokai Corp.	134,700	1,667,274
	Torii Pharmaceutical Co. Ltd.	89,800	1,785,660
#	Towa Pharmaceutical Co. Ltd.	173,300	2,547,100
#	Trans Genic, Inc.	51,100	108,903
	Tsumura & Co.	209,318	4,468,564
	Value HR Co. Ltd.	92,800	941,299
	Vital KSK Holdings, Inc.	262,800	1,176,841
# *	Wakamoto Pharmaceutical Co. Ltd.	85,300	140,628
#	WIN-Partners Co. Ltd.	106,100	694,011
	ZERIA Pharmaceutical Co. Ltd.	39,000	558,099

TOTAL HEALTH CARE			125,860,844

INDUSTRIALS — (28.0%)
	Advan Group Co. Ltd.	144,200	811,411
	Aeon Delight Co. Ltd.	105,900	2,078,286
	Aichi Corp.	223,100	1,209,597
	Aida Engineering Ltd.	310,500	1,760,486
	Airtech Japan Ltd.	2,000	14,730
	AIT Corp.	8,100	81,498
#	Ajis Co. Ltd.	28,900	404,685
	Alconix Corp.	143,100	1,299,481
#	Alinco, Inc.	80,500	500,896
	Alps Logistics Co. Ltd.	110,100	785,893
#	Altech Corp.	101,970	1,304,444

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Anest Iwata Corp.	220,200	$1,303,852
	Asahi Diamond Industrial Co. Ltd.	342,800	1,701,883
	Asahi Kogyosha Co. Ltd.	51,400	628,709
	Asanuma Corp.	84,200	1,556,739
#	Asukanet Co. Ltd.	31,200	201,720
	Bando Chemical Industries Ltd.	210,500	1,493,880
#	Br Holdings Corp.	221,200	487,612
#	Bunka Shutter Co. Ltd.	351,900	2,492,858
	Canare Electric Co. Ltd.	21,200	206,426
	Careerlink Co. Ltd.	20,500	314,851
#	Central Glass Co. Ltd.	217,900	5,016,732
	Central Security Patrols Co. Ltd.	53,000	872,657
	Chilled & Frozen Logistics Holdings Co. Ltd.	98,500	753,225
*	Chiyoda Corp.	906,000	2,368,236
	Chiyoda Integre Co. Ltd.	67,900	1,007,542
	Chori Co. Ltd.	73,000	966,988
	Chudenko Corp.	187,800	2,712,493
#	Chugai Ro Co. Ltd.	37,600	399,675
#	Chuo Warehouse Co. Ltd.	21,000	132,388
	CKD Corp.	239,900	2,848,470
#	CMC Corp.	30,200	246,117
	Cosel Co. Ltd.	146,800	832,582
	Creek & River Co. Ltd.	67,100	1,147,815
	CTI Engineering Co. Ltd.	70,300	1,377,369
	CTS Co. Ltd.	157,100	793,944
	Dai-Dan Co. Ltd.	89,200	1,318,701
#	Daido Kogyo Co. Ltd.	49,400	238,930
	Daihatsu Diesel Manufacturing Co. Ltd.	119,100	406,416
	Daihen Corp.	128,100	3,289,810
#	Daiho Corp.	91,600	2,624,814
	Dai-Ichi Cutter Kogyo KK	46,300	396,528
	Daiichi Jitsugyo Co. Ltd.	52,000	1,385,774
#	Daiichi Kensetsu Corp.	35,200	352,973
	Daiki Axis Co. Ltd.	41,900	184,598
#	Daiohs Corp.	22,100	228,540
	Daiseki Co. Ltd.	290,755	8,913,207
#	Daiseki Eco. Solution Co. Ltd.	39,159	234,368
#	Daisue Construction Co. Ltd.	48,200	473,793
	Daiwa Industries Ltd.	196,200	1,554,244
	Denyo Co. Ltd.	96,400	914,562
	dip Corp.	198,900	5,052,672
	DMG Mori Co. Ltd.	731,800	8,357,957
	DMW Corp.	4,800	99,478
	Duskin Co. Ltd.	265,400	5,216,064
	Ebara Jitsugyo Co. Ltd.	64,800	972,438
#	Eidai Co. Ltd.	184,700	294,019
#	EJ Holdings, Inc.	30,100	270,453
	en Japan, Inc.	188,308	2,905,308
	Endo Lighting Corp.	56,300	280,996
#	Envipro Holdings, Inc.	34,400	185,217
#	ERI Holdings Co. Ltd.	14,100	105,555
	Escrow Agent Japan, Inc.	124,700	136,444
	EXEO Group, Inc.	253,700	3,667,913
	F&M Co. Ltd.	44,400	724,403
*	FDK Corp.	64,298	345,166
	Forum Engineering, Inc.	24,500	154,699
	Freund Corp.	75,600	368,265
	Frontier Management, Inc.	7,200	57,317
	Fudo Tetra Corp.	101,380	1,033,437

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Fuji Corp.	357,900	$4,683,640
	Fuji Die Co. Ltd.	55,300	216,855
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,800	41,481
	Fujikura Ltd.	1,559,000	9,298,508
	Fujimak Corp.	11,100	54,425
	Fujisash Co. Ltd.	573,900	270,142
	Fukuda Corp.	53,200	1,768,219
	Fukushima Galilei Co. Ltd.	82,400	2,036,295
	Fukuvi Chemical Industry Co. Ltd.	10,600	41,844
#	Fukuyama Transporting Co. Ltd.	94,357	2,133,546
	FULLCAST Holdings Co. Ltd.	126,600	2,227,610
	Funai Soken Holdings, Inc.	241,570	4,106,388
	Furukawa Co. Ltd.	194,000	1,625,143
	Furukawa Electric Co. Ltd.	424,300	6,726,773
#	Futaba Corp.	208,200	881,637
	Gakujo Co. Ltd.	5,600	55,188
	Gecoss Corp.	95,900	520,329
	Giken Ltd.	5,400	116,891
	Glory Ltd.	288,855	4,239,897
	gremz, Inc.	25,500	273,051
	GS Yuasa Corp.	393,683	6,143,143
	Hamakyorex Co. Ltd.	102,600	2,223,277
	Hanwa Co. Ltd.	172,200	4,078,398
#	Hashimoto Sogyo Holdings Co. Ltd.	8,140	54,395
#	Hazama Ando Corp.	1,162,500	6,711,426
#	Helios Techno Holding Co. Ltd.	109,800	307,475
	Hibiya Engineering Ltd.	109,900	1,415,179
	Hirakawa Hewtech Corp.	70,800	505,335
#	Hirano Tecseed Co. Ltd.	59,400	716,805
#	Hirata Corp.	31,900	907,807
	Hisaka Works Ltd.	127,300	718,276
	Hitachi Zosen Corp.	1,035,679	6,132,321
	Hito Communications Holdings, Inc.	43,900	501,307
#	Hokuetsu Industries Co. Ltd.	139,500	927,466
#	Hokuriku Electrical Construction Co. Ltd.	89,040	434,665
#	Hosokawa Micron Corp.	89,300	1,517,941
#	Howa Machinery Ltd.	65,100	363,355
#	Ichikawa Co. Ltd.	1,000	9,297
#	Ichiken Co. Ltd.	33,600	413,610
#	Ichinen Holdings Co. Ltd.	125,100	1,050,381
	Idec Corp.	191,700	3,885,226
	Ihara Science Corp.	52,900	817,367
#	Iino Kaiun Kaisha Ltd.	513,400	2,300,816
	Impact HD, Inc.	20,500	529,200
	Imura Envelope Co., Inc.	13,700	75,577
	Inaba Denki Sangyo Co. Ltd.	322,900	6,086,722
#	Inaba Seisakusho Co. Ltd.	61,700	576,315
	Inabata & Co. Ltd.	287,700	4,633,331
	INFRONEER Holdings, Inc.	757,388	5,133,613
	Insource Co. Ltd.	147,650	2,674,897
#	Inui Global Logistics Co. Ltd.	80,380	907,753
	IR Japan Holdings Ltd.	56,500	798,739
	Iseki & Co. Ltd.	116,500	941,502
	Ishii Iron Works Co. Ltd.	11,000	213,104
	Itoki Corp.	213,100	590,247
	Iwaki Co. Ltd.	56,100	489,858
	Iwasaki Electric Co. Ltd.	42,200	737,948
	JAC Recruitment Co. Ltd.	105,100	1,609,319
	Japan Elevator Service Holdings Co. Ltd.	364,900	4,774,838

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	Japan Foundation Engineering Co. Ltd.	122,400	$387,001
	Japan Pulp & Paper Co. Ltd.	72,600	2,186,583
	Japan Steel Works Ltd.	171,500	3,381,725
	Japan Transcity Corp.	244,600	810,240
	JDC Corp.	73,700	320,013
#	JK Holdings Co. Ltd.	92,940	634,599
#	Juki Corp.	174,000	828,879
	Kamei Corp.	148,700	1,096,452
	Kanaden Corp.	113,500	801,064
#	Kanagawa Chuo Kotsu Co. Ltd.	42,800	1,002,228
	Kaname Kogyo Co. Ltd.	1,300	7,055
	Kanamoto Co. Ltd.	200,700	2,867,113
	Kandenko Co. Ltd.	621,700	3,574,145
	Kanematsu Corp.	506,325	4,983,885
	Katakura Industries Co. Ltd.	151,500	2,140,131
#	Kato Works Co. Ltd.	62,800	323,104
	Kawada Technologies, Inc.	32,300	823,159
	Kawagishi Bridge Works Co. Ltd.	8,700	165,602
#	Kawata Manufacturing Co. Ltd.	23,300	136,099
	Keihin Co. Ltd.	15,700	152,160
	KFC Ltd.	8,700	95,597
#	Kimura Chemical Plants Co. Ltd.	98,900	461,910
#	Kimura Unity Co. Ltd.	47,000	246,350
	King Jim Co. Ltd.	59,600	375,438
	Kinki Sharyo Co. Ltd.	14,699	99,342
	Kitagawa Corp.	50,300	436,401
	Kitano Construction Corp.	24,072	388,140
	Kito Corp.	132,700	2,503,625
	Kitz Corp.	407,200	2,256,874
# *	Kobe Electric Railway Co. Ltd.	37,299	845,725
	Koike Sanso Kogyo Co. Ltd.	13,400	181,455
	Kokusai Co. Ltd.	6,600	25,524
#	Kokusai Pulp & Paper Co. Ltd.	87,100	432,675
	Kokuyo Co. Ltd.	449,525	5,697,431
#	KOMAIHALTEC, Inc.	18,200	202,280
	Komatsu Wall Industry Co. Ltd.	49,300	625,950
	Komori Corp.	299,000	1,455,509
	Kondotec, Inc.	114,200	787,977
	Konoike Transport Co. Ltd.	174,500	1,719,427
#	Kosaido Holdings Co. Ltd.	124,800	1,212,388
	Kozo Keikaku Engineering, Inc.	22,000	420,233
	KRS Corp.	75,600	666,802
	Kumagai Gumi Co. Ltd.	227,800	3,970,549
	Kuroda Precision Industries Ltd.	700	8,131
	Kyodo Printing Co. Ltd.	45,800	775,322
#	Kyokuto Boeki Kaisha Ltd.	66,000	562,295
	Kyokuto Kaihatsu Kogyo Co. Ltd.	205,600	1,883,303
# *	Kyoritsu Printing Co. Ltd.	151,200	135,811
	Kyudenko Corp.	207,400	3,940,684
	LIKE, Inc.	68,700	1,022,374
#	Link & Motivation, Inc.	252,500	1,341,801
	Lonseal Corp.	7,700	63,934
*	LTS, Inc.	2,100	45,067
	Mabuchi Motor Co. Ltd.	239,800	6,510,985
#	Maezawa Industries, Inc.	49,000	212,340
#	Maezawa Kasei Industries Co. Ltd.	84,000	750,545
	Maezawa Kyuso Industries Co. Ltd.	122,700	757,924
	Makino Milling Machine Co. Ltd.	148,300	4,576,239
# *	Management Solutions Co. Ltd.	51,700	1,048,454

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Marufuji Sheet Piling Co. Ltd.	11,800	$156,929
	MARUKA FURUSATO Corp.	45,807	977,151
#	Marumae Co. Ltd.	31,900	384,789
#	Maruwa Unyu Kikan Co. Ltd.	169,000	1,700,100
#	Maruyama Manufacturing Co., Inc.	18,800	188,114
	Maruzen Co. Ltd.	65,800	823,917
	Maruzen Showa Unyu Co. Ltd.	80,600	1,707,614
#	Matching Service Japan Co. Ltd.	52,000	302,011
	Matsuda Sangyo Co. Ltd.	79,782	1,194,628
#	Matsui Construction Co. Ltd.	125,500	488,603
	Max Co. Ltd.	164,100	2,254,635
	Meidensha Corp.	222,710	3,044,132
	Meiho Facility Works Ltd.	36,100	163,612
	Meiji Electric Industries Co. Ltd.	52,500	369,678
#	Meiji Shipping Co. Ltd.	94,000	425,647
	Meisei Industrial Co. Ltd.	222,200	1,078,494
	Meitec Corp.	484,000	7,657,951
# *	Meiwa Corp.	145,600	753,227
# *	MetaReal Corp.	22,800	158,673
	METAWATER Co. Ltd.	114,300	1,496,129
#	Midac Holdings Co. Ltd.	28,600	663,404
#	Mie Kotsu Group Holdings, Inc.	346,700	1,195,217
#	Mirai Industry Co. Ltd.	4,600	47,550
	Mirait One Corp.	577,635	5,854,536
	Mitani Corp.	294,600	2,824,650
#	Mitani Sangyo Co. Ltd.	145,000	302,796
#	Mitsubishi Kakoki Kaisha Ltd.	39,000	556,915
	Mitsubishi Logisnext Co. Ltd.	186,600	952,605
	Mitsubishi Logistics Corp.	109,600	2,583,000
	Mitsubishi Pencil Co. Ltd.	132,100	1,290,571
#	Mitsuboshi Belting Ltd.	150,300	3,132,665
*	Mitsui E&S Holdings Co. Ltd.	290,481	808,556
#	Mitsui Matsushima Holdings Co. Ltd.	74,400	1,550,913
	Mitsui-Soko Holdings Co. Ltd.	128,400	2,724,218
	Miyaji Engineering Group, Inc.	37,517	839,637
	Mori-Gumi Co. Ltd.	69,500	140,096
	Morita Holdings Corp.	209,700	1,863,052
#	NAC Co. Ltd.	61,300	389,511
	Nachi-Fujikoshi Corp.	89,900	2,201,151
	Nadex Co. Ltd.	40,600	217,257
	Nagase & Co. Ltd.	583,700	7,964,478
	Naigai Trans Line Ltd.	41,700	587,268
#	Nakabayashi Co. Ltd.	113,400	390,792
	Nakakita Seisakusho Co. Ltd.	3,700	51,535
	Nakamoto Packs Co. Ltd.	33,300	355,339
*	Nakamura Choukou Co. Ltd.	6,600	25,495
	Nakanishi Manufacturing Co. Ltd.	5,700	80,824
#	Nakano Corp.	107,000	223,443
# *	Namura Shipbuilding Co. Ltd.	268,528	1,129,392
	Nankai Electric Railway Co. Ltd.	165,700	3,387,244
	Narasaki Sangyo Co. Ltd.	25,400	297,359
	Nice Corp.	35,200	375,500
	Nichias Corp.	382,800	5,937,037
#	Nichiban Co. Ltd.	68,100	760,234
	Nichiden Corp.	97,100	1,163,615
	Nichiha Corp.	163,980	3,108,976
	Nichireki Co. Ltd.	153,000	1,359,561
	Nihon Dengi Co. Ltd.	30,800	626,769
	Nihon Flush Co. Ltd.	122,000	787,417

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Nikkato Corp.	44,200	$130,873
	Nikkiso Co. Ltd.	307,500	1,930,683
#	Nikko Co. Ltd.	168,400	703,160
	Nikkon Holdings Co. Ltd.	377,400	5,890,949
	Nippi, Inc.	11,900	281,797
#	Nippon Air Conditioning Services Co. Ltd.	187,100	952,549
	Nippon Aqua Co. Ltd.	55,400	279,256
	Nippon Carbon Co. Ltd.	66,200	1,818,477
	Nippon Concept Corp.	39,500	425,090
	Nippon Densetsu Kogyo Co. Ltd.	224,600	2,852,574
#	Nippon Dry-Chemical Co. Ltd.	11,300	113,339
	Nippon Filcon Co. Ltd.	15,700	49,934
	Nippon Hume Corp.	137,300	596,887
	Nippon Koei Co. Ltd.	74,200	1,831,034
#	Nippon Parking Development Co. Ltd.	1,330,600	1,848,074
	Nippon Rietec Co. Ltd.	26,400	142,557
	Nippon Road Co. Ltd.	20,400	809,348
	Nippon Seisen Co. Ltd.	14,800	445,936
	Nippon Sharyo Ltd.	40,999	576,954
*	Nippon Sheet Glass Co. Ltd.	425,600	1,505,232
	Nippon Steel Trading Corp.	96,960	3,370,158
	Nippon Thompson Co. Ltd.	346,400	1,279,785
	Nippon Tungsten Co. Ltd.	6,699	107,454
#	Nishimatsu Construction Co. Ltd.	313,800	8,209,917
	Nishi-Nippon Railroad Co. Ltd.	240,700	4,797,019
	Nishio Rent All Co. Ltd.	123,800	2,442,814
	Nissei ASB Machine Co. Ltd.	51,100	1,260,046
	Nissei Plastic Industrial Co. Ltd.	105,100	646,146
	Nisshinbo Holdings, Inc.	911,180	6,615,275
	Nissin Corp.	92,500	1,109,841
	Nissin Electric Co. Ltd.	323,700	2,976,960
	Nisso Corp.	69,000	264,387
	Nitta Corp.	126,200	2,421,384
	Nitto Boseki Co. Ltd.	72,600	1,155,333
#	Nitto Kogyo Corp.	169,300	2,773,538
	Nitto Kohki Co. Ltd.	69,900	753,895
	Nitto Seiko Co. Ltd.	186,200	661,479
	Nittoc Construction Co. Ltd.	121,600	752,110
	NJS Co. Ltd.	36,800	500,444
	Noda Corp.	118,500	992,553
	Nomura Co. Ltd.	61,400	383,090
#	Nomura Micro Science Co. Ltd.	39,900	920,002
	Noritake Co. Ltd.	58,900	1,635,378
	Noritsu Koki Co. Ltd.	118,900	2,005,851
	Noritz Corp.	175,100	1,867,821
#	NS Tool Co. Ltd.	105,300	827,265
#	NS United Kaiun Kaisha Ltd.	59,600	1,549,846
#	NTN Corp.	2,686,900	4,735,628
#	Obara Group, Inc.	73,700	1,637,772
#	Ochi Holdings Co. Ltd.	8,900	74,782
	Odawara Engineering Co. Ltd.	9,900	99,636
#	Ohba Co. Ltd.	76,500	365,133
	Ohmoto Gumi Co. Ltd.	4,100	197,882
	Oiles Corp.	143,970	1,465,652
	Okabe Co. Ltd.	233,200	1,046,256
	Okada Aiyon Corp.	42,800	427,780
	Okamoto Machine Tool Works Ltd.	25,299	712,078
	Okamura Corp.	374,000	3,567,654
	OKUMA Corp.	150,100	5,154,500

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Okumura Corp.	187,880	$3,695,449
	Onoken Co. Ltd.	107,500	1,049,768
	Organo Corp.	168,400	2,379,631
	Oriental Consultants Holdings Co. Ltd.	6,100	104,879
	Oriental Shiraishi Corp.	754,400	1,283,313
#	Origin Co. Ltd.	24,900	214,760
	OSG Corp.	520,500	6,438,313
	Outsourcing, Inc.	731,600	5,530,358
	Oyo Corp.	126,400	1,631,678
#	Paraca, Inc.	35,900	450,717
	Parker Corp.	34,000	114,210
#	Pasco Corp.	11,200	98,934
	Pasona Group, Inc.	143,100	1,977,185
	Pegasus Sewing Machine Manufacturing Co. Ltd.	139,900	833,166
	Penta-Ocean Construction Co. Ltd.	1,669,600	8,382,444
	People Dreams & Technologies Group Co. Ltd.	23,700	414,442
	Phil Co., Inc.	3,300	26,779
	Pilot Corp.	128,200	4,846,993
	Prestige International, Inc.	650,300	2,840,521
	Pronexus, Inc.	104,900	693,548
	PS Mitsubishi Construction Co. Ltd.	203,300	861,253
#	Punch Industry Co. Ltd.	88,700	254,626
	Quick Co. Ltd.	77,000	965,340
	Raito Kogyo Co. Ltd.	287,200	3,777,520
	Raiznext Corp.	271,700	2,208,215
#	Rasa Corp.	63,200	435,664
#	Rheon Automatic Machinery Co. Ltd.	120,500	953,770
#	Rix Corp.	17,300	234,139
	Ryobi Ltd.	154,540	1,326,897
#	S LINE Co. Ltd.	23,800	124,527
	Sakai Heavy Industries Ltd.	23,300	469,103
	Sakai Moving Service Co. Ltd.	71,800	2,322,598
# *	Sanix, Inc.	16,900	27,684
	Sanki Engineering Co. Ltd.	270,600	2,964,304
	Sanko Gosei Ltd.	134,300	435,229
	Sanko Metal Industrial Co. Ltd.	16,200	295,163
#	Sankyo Tateyama, Inc.	133,774	546,580
	Sankyu, Inc.	188,200	5,465,521
	Sansei Technologies, Inc.	64,500	335,963
	Sansha Electric Manufacturing Co. Ltd.	62,600	368,457
	Sanyo Denki Co. Ltd.	53,600	1,827,047
	Sanyo Engineering & Construction, Inc.	60,200	261,181
	Sanyo Industries Ltd.	9,900	110,978
	Sanyo Trading Co. Ltd.	138,600	990,937
#	Sata Construction Co. Ltd.	86,199	239,884
	Sato Holdings Corp.	177,900	2,215,446
#	Sato Shoji Corp.	86,800	679,384
	SBS Holdings, Inc.	119,400	2,295,969
#	SEC Carbon Ltd.	10,900	444,806
	Seibu Electric & Machinery Co. Ltd.	10,300	101,726
	Seika Corp.	56,700	620,800
	Seikitokyu Kogyo Co. Ltd.	185,330	967,361
	Seiko Electric Co. Ltd.	4,900	34,678
	Seino Holdings Co. Ltd.	390,500	3,137,524
	Seiwa Electric Manufacturing Co. Ltd.	1,700	5,063
	Sekisui Jushi Corp.	197,500	2,248,832
	Senko Group Holdings Co. Ltd.	704,600	4,655,896
	Senshu Electric Co. Ltd.	28,700	1,030,905
	Shibaura Machine Co. Ltd.	130,900	2,605,050

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	Shibusawa Warehouse Co. Ltd.	59,200	$827,979
	Shibuya Corp.	93,700	1,566,961
	Shima Seiki Manufacturing Ltd.	169,000	2,352,470
#	Shimojima Co. Ltd.	48,800	341,421
	Shin Maint Holdings Co. Ltd.	14,600	134,034
#	Shin Nippon Air Technologies Co. Ltd.	85,480	1,064,849
#	Shinki Bus Co. Ltd.	1,900	44,105
	Shinmaywa Industries Ltd.	367,000	2,464,738
	Shinnihon Corp.	164,700	803,776
	Shinsho Corp.	31,100	790,569
	Shinwa Co. Ltd.	62,300	944,926
	Shinwa Co. Ltd.	24,800	135,494
#	SIGMAXYZ Holdings, Inc.	220,000	1,713,415
	Sinfonia Technology Co. Ltd.	137,100	1,271,867
	Sinko Industries Ltd.	124,500	1,279,135
	Sintokogio Ltd.	273,000	1,291,758
	SMS Co. Ltd.	196,400	3,967,777
#	Soda Nikka Co. Ltd.	105,700	431,045
	Sodick Co. Ltd.	286,600	1,503,726
#	Sotetsu Holdings, Inc.	123,600	2,045,082
#	Space Co. Ltd.	96,562	569,251
	S-Pool, Inc.	410,600	2,953,071
	Star Micronics Co. Ltd.	217,000	2,442,179
#	Studio Alice Co. Ltd.	56,600	841,809
	Subaru Enterprise Co. Ltd.	6,300	388,856
#	Sugimoto & Co. Ltd.	61,600	774,053
#	Sumiseki Holdings, Inc.	320,200	458,046
	Sumitomo Densetsu Co. Ltd.	110,600	1,983,215
	Sumitomo Mitsui Construction Co. Ltd.	976,140	2,998,363
#	Sumitomo Precision Products Co. Ltd.	17,284	298,639
	Sumitomo Warehouse Co. Ltd.	350,900	4,767,868
	Suzumo Machinery Co. Ltd.	4,400	30,702
	SWCC Showa Holdings Co. Ltd.	154,100	1,864,749
#	Tacmina Corp.	14,700	113,847
	Tadano Ltd.	694,500	4,062,155
	Taihei Dengyo Kaisha Ltd.	91,000	2,097,535
#	Taiheiyo Kouhatsu, Inc.	43,500	193,197
#	Taikisha Ltd.	161,000	3,583,384
	Taisei Oncho Co. Ltd.	14,900	185,864
	Takamatsu Construction Group Co. Ltd.	103,300	1,341,918
	Takamatsu Machinery Co. Ltd.	41,800	177,768
	Takamiya Co. Ltd.	137,800	367,436
	Takano Co. Ltd.	50,700	235,183
	Takaoka Toko Co. Ltd.	65,620	801,865
	Takara & Co. Ltd.	47,155	696,393
	Takara Standard Co. Ltd.	202,100	1,810,870
	Takasago Thermal Engineering Co. Ltd.	297,900	3,502,756
	Takashima & Co. Ltd.	25,200	426,305
	Takeuchi Manufacturing Co. Ltd.	225,200	4,156,737
	Takigami Steel Construction Co. Ltd.	5,300	265,761
#	Takisawa Machine Tool Co. Ltd.	37,900	275,675
	Takuma Co. Ltd.	179,900	1,542,683
	Tanabe Consulting Co. Ltd.	2,400	10,230
	Tanabe Engineering Corp.	39,500	243,365
	Tanseisha Co. Ltd.	249,249	1,311,060
#	Tatsuta Electric Wire & Cable Co. Ltd.	241,100	727,242
	TECHNO ASSOCIE Co. Ltd.	50,100	376,524
	Techno Ryowa Ltd.	68,690	407,508
	Techno Smart Corp.	49,500	391,756

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Teikoku Electric Manufacturing Co. Ltd.	108,100	$1,372,982
	Teikoku Sen-I Co. Ltd.	113,000	1,210,198
	Tekken Corp.	83,400	1,021,256
	Tenox Corp.	11,500	71,065
	Teraoka Seisakusho Co. Ltd.	55,700	129,018
	Terasaki Electric Co. Ltd.	25,500	178,278
#	Tess Holdings Co. Ltd.	29,200	189,411
	Toa Corp.	93,100	1,599,248
	TOA ROAD Corp.	25,500	1,031,862
	Toba, Inc.	9,800	182,857
	Tobishima Corp.	120,270	866,935
	Tocalo Co. Ltd.	383,600	3,110,303
	Toda Corp.	748,500	3,850,407
	Toenec Corp.	54,000	1,271,196
	Togami Electric Manufacturing Co. Ltd.	17,800	210,859
#	TOKAI Holdings Corp.	645,200	3,883,804
	Tokai Lease Co. Ltd.	18,800	188,243
	Tokyo Energy & Systems, Inc.	144,700	967,899
#	Tokyo Keiki, Inc.	71,022	594,156
	Tokyo Sangyo Co. Ltd.	126,500	659,571
#	Tokyu Construction Co. Ltd.	535,700	2,327,968
	Toli Corp.	282,400	391,037
#	Tomoe Corp.	155,100	435,418
	Tomoe Engineering Co. Ltd.	47,900	815,997
	Tonami Holdings Co. Ltd.	37,500	912,650
	Torishima Pump Manufacturing Co. Ltd.	120,300	1,109,205
	Totech Corp.	49,200	1,114,991
	Totetsu Kogyo Co. Ltd.	156,200	2,506,559
#	Totoku Electric Co. Ltd.	17,700	259,456
	Toyo Construction Co. Ltd.	492,600	2,910,021
	Toyo Denki Seizo KK	25,250	151,057
# *	Toyo Engineering Corp.	194,378	749,394
#	Toyo Logistics Co. Ltd.	85,100	154,895
#	Toyo Machinery & Metal Co. Ltd.	100,000	387,643
	Toyo Tanso Co. Ltd.	80,600	1,826,768
#	Toyo Wharf & Warehouse Co. Ltd.	27,900	222,595
	Trancom Co. Ltd.	48,200	2,534,092
	TRE Holdings Corp.	142,312	1,673,659
	Trinity Industrial Corp.	36,000	163,808
	Trusco Nakayama Corp.	231,800	3,198,752
	Tsubaki Nakashima Co. Ltd.	261,300	2,030,211
	Tsubakimoto Chain Co.	164,740	3,479,254
#	Tsubakimoto Kogyo Co. Ltd.	28,400	715,801
	Tsugami Corp.	279,800	2,259,108
	Tsukishima Kikai Co. Ltd.	165,000	1,002,432
	Tsurumi Manufacturing Co. Ltd.	117,500	1,856,967
#	Ueki Corp.	60,800	519,753
#	Union Tool Co.	46,900	1,076,348
	UPR Corp.	4,500	36,821
	Ushio, Inc.	622,400	6,464,937
	UT Group Co. Ltd.	183,200	3,008,153
	Waida Manufacturing Co. Ltd.	5,100	33,444
	Wakachiku Construction Co. Ltd.	76,000	1,181,615
	Wakita & Co. Ltd.	220,000	1,771,233
#	WDB Holdings Co. Ltd.	64,600	1,072,137
	Weathernews, Inc.	36,200	1,864,680
	Welbe, Inc.	59,100	320,764
#	Will Group, Inc.	98,000	925,549
#	World Holdings Co. Ltd.	50,700	923,781

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Yahagi Construction Co. Ltd.	172,600	$877,406
	YAMABIKO Corp.	219,428	1,679,936
	YAMADA Consulting Group Co. Ltd.	66,500	550,094
	Yamashina Corp.	245,700	113,398
	Yamashin-Filter Corp.	30,600	76,902
	Yamato Corp.	108,400	584,211
#	Yamaura Corp.	12,700	83,816
#	Yamazen Corp.	362,500	2,283,721
#	Yasuda Logistics Corp.	99,100	621,313
	Yokogawa Bridge Holdings Corp.	203,700	2,680,139
#	Yondenko Corp.	54,120	657,074
	Yuasa Trading Co. Ltd.	106,400	2,574,880
#	Yuken Kogyo Co. Ltd.	20,000	242,620
	Yurtec Corp.	257,400	1,254,960
	Yushin Precision Equipment Co. Ltd.	29,800	145,352
#	Zaoh Co. Ltd.	25,900	317,579
	Zenitaka Corp.	19,200	408,964
	Zuiko Corp.	94,600	444,594

TOTAL INDUSTRIALS			722,556,742

INFORMATION TECHNOLOGY — (14.7%)
#	A&D HOLON Holdings Co. Ltd.	129,500	730,212
*	Access Co. Ltd.	155,800	802,705
#	Ad-sol Nissin Corp.	47,200	477,927
	Adtec Plasma Technology Co. Ltd.	25,000	244,487
*	Advanced Media, Inc.	40,600	256,636
#	AGS Corp.	13,000	58,247
	Ai Holdings Corp.	244,900	3,501,941
#	Aichi Tokei Denki Co. Ltd.	53,600	514,432
	Aiphone Co. Ltd.	66,800	873,855
# *	Allied Telesis Holdings KK	191,200	120,057
	Alpha Systems, Inc.	29,220	825,481
	Alps Alpine Co. Ltd.	769,600	5,563,327
	Amano Corp.	290,500	4,881,129
	Anritsu Corp.	849,300	9,232,851
	AOI Electronics Co. Ltd.	27,700	361,848
	Argo Graphics, Inc.	105,300	2,632,887
	Arisawa Manufacturing Co. Ltd.	210,800	1,787,192
	Artiza Networks, Inc.	14,900	106,868
	Asahi Intelligence Service Co. Ltd.	1,300	9,738
	Ascentech KK	32,000	117,252
#	Asteria Corp.	76,600	419,665
#	Atled Corp.	15,700	182,814
	Aval Data Corp.	3,200	51,999
#	Avant Corp.	127,700	1,276,229
	Axell Corp.	23,100	184,455
	Base Co. Ltd.	15,600	373,021
	Bell System24 Holdings, Inc.	218,600	2,091,143
*	BrainPad, Inc.	87,600	528,872
	Broadband Tower, Inc.	116,500	130,672
	Broadleaf Co. Ltd.	458,300	1,594,555
#	Business Brain Showa-Ota, Inc.	39,600	382,168
#	Business Engineering Corp.	4,400	63,679
	CAC Holdings Corp.	75,200	739,541
	Canon Electronics, Inc.	125,200	1,369,823
#	CDS Co. Ltd.	15,500	176,095
	Celsys, Inc.	206,000	1,237,117
#	Change, Inc.	90,200	1,220,037
	Chino Corp.	45,000	504,636

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Citizen Watch Co. Ltd.	1,669,800	$6,968,278
	CMK Corp.	278,600	836,324
	Computer Engineering & Consulting Ltd.	170,100	1,730,352
#	Computer Institute of Japan Ltd.	113,639	611,200
	Comture Corp.	143,900	2,272,021
	CONEXIO Corp.	98,700	810,412
#	Core Corp.	45,800	434,579
#	Cresco Ltd.	86,500	979,091
#	Cross Cat Co. Ltd.	8,200	75,184
#	Cube System, Inc.	60,600	396,608
	Cyber Com Co. Ltd.	10,600	97,021
	Cyberlinks Co. Ltd.	32,400	253,185
	Cybernet Systems Co. Ltd.	39,800	249,004
#	Cybozu, Inc.	150,100	1,550,057
	Daiko Denshi Tsushin Ltd.	23,100	72,758
#	Daishinku Corp.	160,896	963,706
	Daitron Co. Ltd.	55,600	770,466
	Daiwabo Holdings Co. Ltd.	581,600	7,498,985
	Dawn Corp.	4,000	51,361
#	Densan System Holdings Co. Ltd.	43,600	649,416
#	Dexerials Corp.	338,500	7,578,130
	Digital Arts, Inc.	75,200	3,256,117
	Digital Garage, Inc.	168,200	4,032,866
#	Digital Hearts Holdings Co. Ltd.	74,800	977,672
	Digital Information Technologies Corp.	61,700	628,681
	DKK Co. Ltd.	63,400	949,440
#	DKK-Toa Corp.	31,400	184,630
	Double Standard, Inc.	42,500	687,197
	DTS Corp.	254,000	6,038,031
	Ebase Co. Ltd.	125,600	446,272
# *	E-Guardian, Inc.	62,600	1,235,881
	Eizo Corp.	100,300	2,523,862
	Elecom Co. Ltd.	256,300	2,554,300
	Elematec Corp.	118,242	1,022,768
	Enomoto Co. Ltd.	30,200	279,123
	Enplas Corp.	48,600	1,362,915
	ESPEC Corp.	117,700	1,388,202
	Fenwal Controls of Japan Ltd.	20,500	196,528
#	Ferrotec Holdings Corp.	237,000	3,863,983
	Fixstars Corp.	105,300	762,373
#	Focus Systems Corp.	53,700	354,170
#	Forval Corp.	51,100	329,474
	FTGroup Co. Ltd.	51,000	292,930
	Fuji Soft, Inc.	67,100	3,794,661
	Fukui Computer Holdings, Inc.	58,900	1,377,151
	Furuno Electric Co. Ltd.	157,500	1,198,081
	Furuya Metal Co. Ltd.	16,500	885,103
	Future Corp.	296,700	3,236,115
	Future Innovation Group, Inc.	11,900	30,094
#	Gig Works, Inc.	40,000	91,923
#	GL Sciences, Inc.	44,500	679,457
#	Glosel Co. Ltd.	113,200	315,889
#	GMO Financial Gate, Inc.	6,800	600,067
	GMO GlobalSign Holdings KK	33,800	1,027,614
#	GMO Pepabo, Inc.	7,300	88,796
	Hagiwara Electric Holdings Co. Ltd.	48,300	702,028
#	Hakuto Co. Ltd.	84,900	1,875,066
# *	Hennge KK	13,200	75,916
	Himacs Ltd.	960	8,846

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Hioki EE Corp.	63,000	$2,735,427
	Hochiki Corp.	91,500	814,752
#	Hokuriku Electric Industry Co. Ltd.	25,139	176,823
#	Honda Tsushin Kogyo Co. Ltd.	41,295	201,147
	Horiba Ltd.	90,400	3,506,246
	Hosiden Corp.	320,100	3,270,202
*	Hotto Link, Inc.	55,800	141,506
#	HPC Systems, Inc.	17,700	241,959
	Icom, Inc.	54,900	991,353
#	ID Holdings Corp.	79,450	475,413
	Ikegami Tsushinki Co. Ltd.	499	1,894
	I’ll, Inc.	28,500	343,611
	Ines Corp.	125,400	1,264,622
#	I-Net Corp.	76,490	663,883
	Infomart Corp.	772,500	2,332,810
	Information Services International-Dentsu Ltd.	85,200	2,613,339
#	Innotech Corp.	96,100	834,321
	Intelligent Wave, Inc.	50,500	256,421
	Inter Action Corp.	58,500	615,478
	I-PEX, Inc.	72,100	619,353
	Iriso Electronics Co. Ltd.	131,700	3,601,440
	ISB Corp.	51,700	437,813
# *	ITbook Holdings Co. Ltd.	72,300	187,708
	Itfor, Inc.	172,600	908,964
#	Iwatsu Electric Co. Ltd.	53,100	280,436
	Japan Aviation Electronics Industry Ltd.	303,200	4,446,628
#	Japan Cash Machine Co. Ltd.	141,800	638,682
	Japan Electronic Materials Corp.	61,600	555,505
	Japan Material Co. Ltd.	434,600	5,556,577
#	Japan System Techniques Co. Ltd.	30,400	253,325
	Jastec Co. Ltd.	72,900	632,021
#	JBCC Holdings, Inc.	92,300	1,126,367
	JFE Systems, Inc.	10,000	156,253
# *	JIG-SAW, Inc.	18,500	535,456
	Justsystems Corp.	106,199	2,449,504
	Kaga Electronics Co. Ltd.	109,300	3,052,897
	Kanematsu Electronics Ltd.	78,100	2,154,173
*	Kaonavi, Inc.	2,800	46,436
	KEL Corp.	27,900	288,048
	Koa Corp.	195,100	2,969,981
#	Konica Minolta, Inc.	2,014,100	6,208,482
	KSK Co. Ltd.	3,000	45,551
#	Kyoden Co. Ltd.	116,100	414,061
	Kyosan Electric Manufacturing Co. Ltd.	257,600	739,141
	Kyowa Electronic Instruments Co. Ltd.	129,800	301,712
#	LAC Co. Ltd.	100,100	540,148
	Macnica Holdings, Inc.	335,450	6,289,110
#	Marubun Corp.	108,900	581,400
	Maruwa Co. Ltd.	57,700	6,155,940
	Maxell Ltd.	300,200	2,842,063
	MCJ Co. Ltd.	430,200	2,950,494
	Megachips Corp.	111,500	1,943,554
#	Meiko Electronics Co. Ltd.	131,900	2,270,504
#	Melco Holdings, Inc.	35,600	764,632
*	Metaps, Inc.	2,500	8,681
	Micronics Japan Co. Ltd.	148,500	1,213,587
	MIMAKI ENGINEERING Co. Ltd.	113,200	522,641
	Mimasu Semiconductor Industry Co. Ltd.	110,981	1,474,192
	Miraial Co. Ltd.	42,100	465,765

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Miroku Jyoho Service Co. Ltd.	112,800	$1,124,596
	Mitachi Co. Ltd.	7,900	46,811
	Mitsubishi Research Institute, Inc.	50,700	1,562,043
	m-up Holdings, Inc.	178,500	1,876,157
#	Mutoh Holdings Co. Ltd.	9,300	122,577
#	Nagano Keiki Co. Ltd.	86,800	609,687
	Naigai Tec Corp.	7,900	123,326
	Nakayo, Inc.	62,500	447,268
	NEC Networks & System Integration Corp.	158,908	1,725,077
	NET One Systems Co. Ltd.	378,700	7,351,426
	NF Holdings Corp.	22,500	152,696
#	Nichicon Corp.	308,300	2,963,165
#	Nihon Dempa Kogyo Co. Ltd.	108,100	1,061,789
	Nihon Denkei Co. Ltd.	43,300	414,164
	Nippon Ceramic Co. Ltd.	8,900	149,909
*	Nippon Chemi-Con Corp.	120,900	1,557,700
#	Nippon Computer Dynamics Co. Ltd.	36,200	174,810
# *	Nippon Denkai Ltd.	1,200	21,257
	Nippon Electric Glass Co. Ltd.	329,736	5,684,947
#	Nippon Information Development Co. Ltd.	12,600	142,284
#	Nippon Kodoshi Corp.	51,600	715,901
	Nippon Signal Company Ltd.	290,400	1,901,963
	Nissha Co. Ltd.	242,900	2,863,340
	Nohmi Bosai Ltd.	145,100	1,623,898
	NSD Co. Ltd.	489,360	8,330,077
	NSW, Inc.	48,600	713,975
	Ohara, Inc.	48,700	420,153
#	Ohizumi Mfg. Co. Ltd.	7,001	38,979
	Oki Electric Industry Co. Ltd.	515,500	2,558,092
*	ONO Sokki Co. Ltd.	32,200	88,489
	Optex Group Co. Ltd.	174,820	2,564,886
*	Optim Corp.	86,500	478,818
	Optorun Co. Ltd.	110,300	1,592,544
	Oro Co. Ltd.	37,200	374,858
	Osaki Electric Co. Ltd.	281,800	973,016
#	Oval Corp.	35,600	105,536
*	Oxide Corp.	3,200	125,939
#	PCA Corp.	40,900	289,382
#	PCI Holdings, Inc.	45,300	288,436
	Pole To Win Holdings, Inc.	201,400	1,289,624
#	Pro-Ship, Inc.	51,100	510,209
	Relia, Inc.	244,300	1,629,807
	Restar Holdings Corp.	111,400	1,486,029
*	Ricksoft Co. Ltd.	2,000	31,626
#	Riken Keiki Co. Ltd.	88,700	2,386,840
	Riso Kagaku Corp.	68,700	1,111,914
#	River Eletec Corp.	35,300	261,807
	Roland DG Corp.	82,600	1,700,246
	Rorze Corp.	68,500	3,307,061
	RS Technologies Co. Ltd.	13,400	588,899
	Ryoden Corp.	94,800	1,023,011
	Ryosan Co. Ltd.	130,000	2,010,105
	Saison Information Systems Co. Ltd.	27,400	328,769
#	Sakura Internet, Inc.	131,700	481,684
	Sanken Electric Co. Ltd.	103,000	3,146,457
	Sanshin Electronics Co. Ltd.	75,000	866,899
	Santec Corp.	3,600	62,307
#	Satori Electric Co. Ltd.	75,680	643,483
#	Saxa Holdings, Inc.	30,600	263,099

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	SB Technology Corp.	64,400	$974,652
#	Scala, Inc.	102,100	472,638
	Seikoh Giken Co. Ltd.	23,900	262,323
#	SEMITEC Corp.	8,000	417,357
	SERAKU Co. Ltd.	24,700	167,297
#	Shibaura Electronics Co. Ltd.	45,000	1,353,320
	Shibaura Mechatronics Corp.	23,100	1,488,419
	Shindengen Electric Manufacturing Co. Ltd.	45,700	1,100,250
	Shinko Shoji Co. Ltd.	236,000	1,436,241
#	Shizuki Electric Co., Inc.	121,600	412,398
	Showa Shinku Co. Ltd.	24,400	240,000
#	Sigma Koki Co. Ltd.	28,900	292,164
	Siix Corp.	188,000	1,409,288
	SK-Electronics Co. Ltd.	49,000	408,703
# *	Smaregi, Inc.	6,500	52,752
	SMK Corp.	27,599	444,454
	Softcreate Holdings Corp.	48,200	1,025,149
#	Soliton Systems KK	54,100	380,529
	Solxyz Co. Ltd.	41,000	100,595
# *	Speee, Inc.	3,600	61,662
	SRA Holdings	70,400	1,450,531
	Sumida Corp.	158,549	1,108,693
# *	Sun*, Inc.	19,500	113,998
	Sun-Wa Technos Corp.	75,500	663,801
	Suzuden Corp.	800	11,308
	Suzuki Co. Ltd.	73,200	428,604
	System D, Inc.	1,100	10,411
#	System Information Co. Ltd.	57,600	360,816
	System Research Co. Ltd.	29,800	372,831
	System Support, Inc.	20,700	198,191
#	Systems Engineering Consultants Co. Ltd.	6,600	97,632
	Systena Corp.	1,558,000	4,348,686
	Tachibana Eletech Co. Ltd.	103,460	1,119,457
#	Takachiho Koheki Co. Ltd.	40,900	566,187
#	TAKEBISHI Corp.	52,200	523,672
#	Tamura Corp.	444,000	2,094,691
	Tazmo Co. Ltd.	3,500	31,404
#	TDC Soft, Inc.	93,400	800,274
	TechMatrix Corp.	244,300	2,824,165
	Techno Horizon Co. Ltd.	61,800	218,948
	Tecnos Japan, Inc.	46,100	139,494
#	Teikoku Tsushin Kogyo Co. Ltd.	51,500	507,324
	Terilogy Co. Ltd.	20,900	47,558
	TESEC Corp.	22,600	250,400
	TKC Corp.	185,800	4,402,952
	Tobila Systems, Inc.	1,600	10,073
	Toho System Science Co. Ltd.	2,700	18,223
#	Tokyo Electron Device Ltd.	44,400	1,625,488
	Tokyo Seimitsu Co. Ltd.	248,700	7,316,071
#	Tomen Devices Corp.	17,800	648,897
	Topcon Corp.	676,700	7,546,913
#	Torex Semiconductor Ltd.	52,900	914,854
	Toshiba TEC Corp.	107,200	2,770,068
	Toukei Computer Co. Ltd.	6,810	286,415
#	Towa Corp.	136,200	1,503,446
	Toyo Corp.	149,600	1,247,650
	Transcosmos, Inc.	115,700	3,004,470
#	Tri Chemical Laboratories, Inc.	154,500	1,892,956
#	Tsuzuki Denki Co. Ltd.	42,800	367,386

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Ubicom Holdings, Inc.	30,800	$462,600
	Uchida Yoko Co. Ltd.	46,900	1,422,456
	ULS Group, Inc.	13,300	308,731
	Ulvac, Inc.	218,700	7,727,960
#	UNITED, Inc.	24,200	233,609
	User Local, Inc.	9,200	103,145
#	V Technology Co. Ltd.	56,900	1,007,079
#	VINX Corp.	25,600	256,508
	Wacom Co. Ltd.	980,900	4,803,307
#	Wellnet Corp.	54,900	223,814
#	WILLs, Inc.	34,200	152,951
	WingArc1st, Inc.	1,400	17,711
#	YAC Holdings Co. Ltd.	59,500	496,444
	Yamaichi Electronics Co. Ltd.	146,000	1,800,539
#	Yashima Denki Co. Ltd.	119,500	785,359
	YE DIGITAL Corp.	14,400	39,533
	Yokowo Co. Ltd.	111,075	1,454,197

TOTAL INFORMATION TECHNOLOGY			380,069,304

MATERIALS — (12.0%)
	Achilles Corp.	80,500	723,672
	ADEKA Corp.	508,800	7,596,694
	Agro-Kanesho Co. Ltd.	2,300	20,757
#	Aica Kogyo Co. Ltd.	176,200	3,816,145
	Aichi Steel Corp.	65,365	931,768
	Arakawa Chemical Industries Ltd.	106,400	721,188
#	Araya Industrial Co. Ltd.	21,400	246,273
	Asahi Holdings, Inc.	472,200	6,632,054
	Asahi Printing Co. Ltd.	25,700	155,022
	ASAHI YUKIZAI Corp.	89,600	1,354,454
	Asahipen Corp.	2,100	24,666
	Asia Pile Holdings Corp.	210,800	701,859
#	C Uyemura & Co. Ltd.	71,500	2,995,729
	Carlit Holdings Co. Ltd.	128,900	583,220
#	Chuetsu Pulp & Paper Co. Ltd.	32,800	207,445
#	Chugoku Marine Paints Ltd.	323,800	1,989,971
	CI Takiron Corp.	284,700	1,029,240
#	CK-San-Etsu Co. Ltd.	22,800	612,795
	Dai Nippon Toryo Co. Ltd.	121,600	600,467
	Daicel Corp.	1,446,300	8,515,337
	Daido Steel Co. Ltd.	164,600	4,004,106
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	125,200	1,053,590
	Daiken Corp.	62,200	784,798
	Daiki Aluminium Industry Co. Ltd.	177,300	1,436,790
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	76,800	902,095
#	Daio Paper Corp.	315,700	2,532,374
	Daito Chemix Corp.	27,200	102,738
	DIC Corp.	341,600	5,704,289
	DKS Co. Ltd.	47,000	621,484
	Dynapac Co. Ltd.	8,500	73,943
	FP Corp.	87,200	2,139,163
	Fuji Seal International, Inc.	241,828	2,560,931
	Fujikura Kasei Co. Ltd.	162,600	461,532
	Fujimi, Inc.	76,800	3,205,872
	Fujimori Kogyo Co. Ltd.	104,000	2,315,754
	Fuso Chemical Co. Ltd.	117,200	2,520,236
	Geostr Corp.	57,100	113,462
	Godo Steel Ltd.	59,700	695,200
#	Gun-Ei Chemical Industry Co. Ltd.	31,000	497,960

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
#	Hakudo Co. Ltd.	41,600	$662,959
#	Harima Chemicals Group, Inc.	93,100	550,297
#	Hodogaya Chemical Co. Ltd.	43,000	861,732
#	Hokkan Holdings Ltd.	58,100	507,400
	Hokko Chemical Industry Co. Ltd.	115,300	720,694
#	Hokuetsu Corp.	775,199	4,038,516
	Ise Chemicals Corp.	13,000	395,127
#	Ishihara Chemical Co. Ltd.	72,000	618,374
	Ishihara Sangyo Kaisha Ltd.	218,650	1,544,444
	Ishizuka Glass Co. Ltd.	12,900	133,880
	Japan Pure Chemical Co. Ltd.	500	7,994
	JCU Corp.	132,700	2,692,052
	JSP Corp.	79,400	764,001
	Kaneka Corp.	180,600	4,510,381
	Kanto Denka Kogyo Co. Ltd.	281,200	1,794,757
#	Katakura & Co-op Agri Corp.	21,500	172,066
	KeePer Technical Laboratory Co. Ltd.	91,700	2,364,030
	KEIWA, Inc.	25,600	612,234
#	KH Neochem Co. Ltd.	227,300	4,158,189
#	Kimoto Co. Ltd.	181,500	286,309
	Koatsu Gas Kogyo Co. Ltd.	185,393	799,329
#	Kobe Steel Ltd.	1,338,485	5,366,568
#	Kohsoku Corp.	70,200	747,943
	Konishi Co. Ltd.	208,800	2,244,664
	Konoshima Chemical Co. Ltd.	37,500	302,493
	Krosaki Harima Corp.	30,100	963,157
	Kumiai Chemical Industry Co. Ltd.	318,187	2,244,360
#	Kunimine Industries Co. Ltd.	41,700	230,159
	Kureha Corp.	103,950	6,373,982
	Kurimoto Ltd.	60,500	671,513
	Kuriyama Holdings Corp.	78,000	488,765
	Kyoei Steel Ltd.	141,500	1,353,431
#	Kyowa Leather Cloth Co. Ltd.	78,800	277,438
	Lintec Corp.	265,900	4,087,022
	Maeda Kosen Co. Ltd.	118,600	2,585,866
	Maruichi Steel Tube Ltd.	204,800	4,193,820
	MEC Co. Ltd.	97,900	1,504,649
#	Mipox Corp.	19,600	72,956
#	Mitani Sekisan Co. Ltd.	66,000	1,580,085
#	Mitsubishi Materials Corp.	340,900	4,683,615
# *	Mitsubishi Paper Mills Ltd.	246,400	482,869
#	Mitsubishi Steel Manufacturing Co. Ltd.	60,400	378,155
	Mitsui Mining & Smelting Co. Ltd.	366,200	7,683,250
#	Molitec Steel Co. Ltd.	69,000	167,887
	MORESCO Corp.	39,800	297,180
	Moriroku Holdings Co. Ltd.	13,500	157,078
#	Mory Industries, Inc.	33,200	601,090
#	Nakayama Steel Works Ltd.	169,700	659,785
#	Nasu Denki Tekko Co. Ltd.	3,000	145,924
	Neturen Co. Ltd.	217,300	963,434
#	New Japan Chemical Co. Ltd.	111,300	192,684
#	Nicca Chemical Co. Ltd.	45,700	266,774
#	Nichia Steel Works Ltd.	117,300	186,900
	Nihon Kagaku Sangyo Co. Ltd.	81,300	577,013
#	Nihon Nohyaku Co. Ltd.	243,500	1,421,998
	Nihon Parkerizing Co. Ltd.	521,900	3,362,792
# *	Nihon Yamamura Glass Co. Ltd.	58,200	229,487
#	Nippon Carbide Industries Co., Inc.	46,200	396,160
#	Nippon Chemical Industrial Co. Ltd.	46,300	599,101

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Nippon Concrete Industries Co. Ltd.	293,100	$496,929
	Nippon Denko Co. Ltd.	687,014	1,584,957
#	Nippon Fine Chemical Co. Ltd.	82,800	1,083,896
	Nippon Kayaku Co. Ltd.	581,500	4,655,867
#	Nippon Light Metal Holdings Co. Ltd.	369,390	3,696,267
	Nippon Paper Industries Co. Ltd.	560,900	3,646,404
	Nippon Pillar Packing Co. Ltd.	118,500	1,870,851
	Nippon Shokubai Co. Ltd.	98,600	3,683,280
	Nippon Soda Co. Ltd.	147,700	4,494,527
#	Nippon Yakin Kogyo Co. Ltd.	89,049	1,606,650
#	Nitta Gelatin, Inc.	85,500	531,358
	Nittetsu Mining Co. Ltd.	70,600	1,344,556
	Nozawa Corp.	47,500	229,717
	Oat Agrio Co. Ltd.	49,200	603,037
	Okamoto Industries, Inc.	70,500	1,731,675
	Okura Industrial Co. Ltd.	54,600	675,293
	Osaka Organic Chemical Industry Ltd.	101,200	1,420,606
	Osaka Soda Co. Ltd.	85,499	2,248,411
#	Osaka Steel Co. Ltd.	89,300	700,343
	Pacific Metals Co. Ltd.	92,999	1,399,378
	Pack Corp.	87,200	1,335,912
	Rasa Industries Ltd.	44,400	684,865
	Rengo Co. Ltd.	980,600	5,709,954
	Riken Technos Corp.	231,800	806,216
	Sakai Chemical Industry Co. Ltd.	86,300	1,117,601
	Sakata INX Corp.	263,400	1,780,977
	Sanyo Chemical Industries Ltd.	85,200	2,579,617
#	Sanyo Special Steel Co. Ltd.	127,360	1,645,148
	Seiko PMC Corp.	72,600	263,524
	Sekisui Kasei Co. Ltd.	150,000	412,725
	Shikoku Chemicals Corp.	226,800	1,922,732
	Shinagawa Refractories Co. Ltd.	35,900	931,014
	Shin-Etsu Polymer Co. Ltd.	283,900	2,351,578
	SK Kaken Co. Ltd.	1,300	347,818
	Soken Chemical & Engineering Co. Ltd.	48,400	618,586
	Stella Chemifa Corp.	64,600	1,123,127
	Sumitomo Bakelite Co. Ltd.	194,100	5,317,240
#	Sumitomo Osaka Cement Co. Ltd.	212,499	4,802,961
	Sumitomo Seika Chemicals Co. Ltd.	56,400	1,165,633
#	T Hasegawa Co. Ltd.	172,200	3,565,636
#	T&K Toka Co. Ltd.	128,100	780,632
	Taiheiyo Cement Corp.	391,900	5,534,176
	Taisei Lamick Co. Ltd.	36,900	698,394
	Taiyo Holdings Co. Ltd.	229,200	3,802,873
	Takasago International Corp.	83,900	1,540,090
	Takemoto Yohki Co. Ltd.	43,800	227,885
# *	Tanaka Chemical Corp.	13,400	136,259
#	Taoka Chemical Co. Ltd.	23,500	134,032
	Tayca Corp.	97,400	828,960
	Teijin Ltd.	109,300	1,059,909
	Tenma Corp.	111,300	1,469,031
#	Titan Kogyo Ltd.	5,100	55,727
	Toagosei Co. Ltd.	700,600	5,230,375
# *	Toda Kogyo Corp.	4,300	77,789
#	Toho Acetylene Co. Ltd.	12,700	94,422
	Toho Chemical Industry Co. Ltd.	47,000	156,494
#	Toho Titanium Co. Ltd.	215,600	3,525,779
	Toho Zinc Co. Ltd.	88,099	1,319,616
	Tohoku Steel Co. Ltd.	16,300	177,404

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Tokai Carbon Co. Ltd.	948,800	$6,429,764
#	Tokushu Tokai Paper Co. Ltd.	59,158	1,207,277
#	Tokuyama Corp.	380,397	4,582,214
	Tokyo Ohka Kogyo Co. Ltd.	4,200	175,247
	Tokyo Printing Ink Manufacturing Co. Ltd.	10,200	162,646
#	Tokyo Rope Manufacturing Co. Ltd.	46,000	271,240
	Tokyo Steel Manufacturing Co. Ltd.	569,500	4,985,505
	Tokyo Tekko Co. Ltd.	61,900	558,127
	Tomoku Co. Ltd.	70,600	694,248
	Topy Industries Ltd.	94,400	945,344
#	Toyo Gosei Co. Ltd.	31,100	1,361,236
	Toyo Ink SC Holdings Co. Ltd.	233,400	3,068,557
	Toyobo Co. Ltd.	511,000	3,665,363
#	TYK Corp.	148,500	264,627
	UACJ Corp.	208,841	2,880,933
	UBE Corp.	568,600	7,594,504
	Ultrafabrics Holdings Co. Ltd.	2,600	78,312
	Valqua Ltd.	107,799	1,866,017
	Vertex Corp.	126,294	1,155,190
	Wavelock Holdings Co. Ltd.	30,900	125,468
#	Wood One Co. Ltd.	37,197	266,831
	Yamato Kogyo Co. Ltd.	104,100	3,154,172
	Yodogawa Steel Works Ltd.	138,500	2,273,888
#	Yotai Refractories Co. Ltd.	115,400	1,114,687
#	Yushiro Chemical Industry Co. Ltd.	60,500	345,361

TOTAL MATERIALS			310,385,356

REAL ESTATE — (1.5%)
#	AD Works Group Co. Ltd.	47,879	50,328
#	Airport Facilities Co. Ltd.	143,970	516,851
	Anabuki Kosan, Inc.	16,400	227,290
	Aoyama Zaisan Networks Co. Ltd.	92,000	595,320
	Apaman Co. Ltd.	75,900	243,551
	Ardepro Co. Ltd.	7,070	19,879
	Arealink Co. Ltd.	31,173	378,202
#	B-Lot Co. Ltd.	25,800	95,677
	Cosmos Initia Co. Ltd.	93,700	324,070
	CRE, Inc.	31,500	318,456
#	Dear Life Co. Ltd.	152,600	584,235
	Goldcrest Co. Ltd.	102,470	1,177,312
	Good Com Asset Co. Ltd.	46,500	486,894
	Grandy House Corp.	95,600	357,875
	Heiwa Real Estate Co. Ltd.	142,300	3,897,747
	Ichigo, Inc.	133,800	275,308
#	Japan Property Management Center Co. Ltd.	86,300	601,092
	JINUSHI Co. Ltd.	77,900	1,069,775
#	JSB Co. Ltd.	24,700	640,195
#	Katitas Co. Ltd.	173,700	3,867,296
	Keihanshin Building Co. Ltd.	200,200	1,687,814
	LA Holdings Co. Ltd.	3,900	77,806
*	Leopalace21 Corp.	526,000	1,206,288
#	Loadstar Capital KK	9,200	99,776
#	Mirainovate Co. Ltd.	133,040	159,487
	Mugen Estate Co. Ltd.	64,200	202,303
	Nisshin Group Holdings Co. Ltd.	205,500	608,993
#	Property Agent, Inc.	9,200	83,515
#	Raysum Co. Ltd.	90,800	1,014,608
	SAMTY Co. Ltd.	183,150	2,850,487
	Sankyo Frontier Co. Ltd.	24,600	622,590

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
REAL ESTATE — (Continued)
	Sansei Landic Co. Ltd.	29,100	$165,367
	Shinoken Group Co. Ltd.	112,600	1,240,939
# *	SRE Holdings Corp.	11,500	249,434
	Star Mica Holdings Co. Ltd.	85,900	929,760
	Starts Corp., Inc.	211,600	3,833,241
#	Sun Frontier Fudousan Co. Ltd.	187,900	1,450,477
	Sunnexta Group, Inc.	11,100	70,142
	Takara Leben Co. Ltd.	547,800	1,454,748
	Tenpo Innovation Co. Ltd.	3,100	19,287
#	TOC Co. Ltd.	296,050	1,446,018
	Tokyo Rakutenchi Co. Ltd.	19,800	538,450
#	Tokyo Theatres Co., Inc.	47,099	378,377
	Tosei Corp.	187,900	1,799,547
	Urbanet Corp. Co. Ltd.	92,700	192,075

TOTAL REAL ESTATE			38,108,882

UTILITIES — (1.6%)
#	EF-ON, Inc.	88,520	391,087
	eRex Co. Ltd.	185,100	3,545,477
#	Hiroshima Gas Co. Ltd.	322,200	733,426
#	Hokkaido Electric Power Co., Inc.	1,146,900	3,594,375
	Hokkaido Gas Co. Ltd.	92,600	1,014,620
#	Hokuriku Electric Power Co.	1,060,000	3,561,132
#	Hokuriku Gas Co. Ltd.	10,100	207,174
	K&O Energy Group, Inc.	93,000	1,043,211
	Nippon Gas Co. Ltd.	684,000	9,741,851
#	Okinawa Electric Power Co., Inc.	284,216	2,075,802
*	RENOVA, Inc.	136,600	3,199,714
	Saibu Gas Holdings Co. Ltd.	215,600	2,582,658
	Shikoku Electric Power Co., Inc.	749,500	3,745,650
	Shizuoka Gas Co. Ltd.	319,000	2,180,601
#	Toell Co. Ltd.	57,500	295,986
#	West Holdings Corp.	134,903	3,855,410

TOTAL UTILITIES			41,768,174

TOTAL COMMON STOCKS Cost ($2,870,599,913)			2,506,193,002

			Value†
SECURITIES LENDING COLLATERAL — (3.0%)
@ §	The DFA Short Term Investment Fund	6,593,941	76,278,705

TOTAL INVESTMENTS — (100.0%) (Cost $2,946,867,419)^^			$2,582,471,707

ST	Special Tax
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of September 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$60,782,726	—	$60,782,726
Consumer Discretionary	—	376,080,215	—	376,080,215
Consumer Staples	—	204,170,348	—	204,170,348
Energy	—	18,439,448	—	18,439,448
Financials	—	227,970,963	—	227,970,963
Health Care	—	125,860,844	—	125,860,844
Industrials	—	722,556,742	—	722,556,742
Information Technology	—	380,069,304	—	380,069,304
Materials	—	310,385,356	—	310,385,356
Real Estate	—	38,108,882	—	38,108,882
Utilities	—	41,768,174	—	41,768,174
Securities Lending Collateral	—	76,278,705	—	76,278,705

TOTAL	—	$2,582,471,707	—	$2,582,471,707

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2022

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.3%)
AUSTRALIA — (61.8%)
	29Metals Ltd.	46,048	$66,489
*	3P Learning Ltd.	93,233	83,700
*	4DMedical Ltd.	44,717	16,484
*	A2B Australia Ltd.	511,111	381,042
	Accent Group Ltd.	2,684,944	2,196,648
* ††	ACN Ltd.	1,687	1
	Acrow Formwork & Construction Services Ltd.	271,826	85,618
*	Actinogen Medical Ltd.	729,727	40,980
#	Adairs Ltd.	1,192,185	1,380,710
	Adbri Ltd.	2,336,356	2,755,328
# *	Advance Zinctek Ltd.	9,653	13,196
# *	Aeris Resources Ltd.	148,241	39,124
*	Ainsworth Game Technology Ltd.	557,129	308,377
# *	Alcidion Group Ltd.	643,486	52,752
*	Alkane Resources Ltd.	2,927,588	1,272,981
# *	Alliance Aviation Services Ltd.	423,816	839,798
# *	Alligator Energy Ltd.	8,107,416	284,846
*	Altech Chemicals Ltd.	174,277	10,372
# *	AMA Group Ltd.	6,256,289	905,763
*	AMP Ltd.	13,200,097	9,252,703
*	Andromeda Metals Ltd.	1,579,203	44,172
#	Ansell Ltd.	659,316	10,608,628
# *	Antipa Minerals Ltd.	2,985,349	48,671
	Antipa Minerals Ltd.	282,735	4,702
#	Appen Ltd.	755,130	1,492,075
# *	Arafura Resources Ltd.	10,931,149	2,280,679
#	ARB Corp. Ltd.	509,352	9,049,596
# *	Archer Materials Ltd.	514,440	255,946
*	Ardea Resources Ltd.	132,809	75,018
#	Ardent Leisure Group Ltd.	3,520,449	1,166,182
# *	Argosy Minerals Ltd.	1,030,094	329,194
*	Aroa Biosurgery Ltd.	89,237	43,248
	AUB Group Ltd.	762,060	9,281,282
# *	Audinate Group Ltd.	143,037	660,948
# *	Aura Energy Ltd.	259,286	51,059
# *	Aurelia Metals Ltd.	8,352,759	1,062,616
*	Ausgold Ltd.	420,326	11,245
# *	Aussie Broadband Ltd.	795,745	1,153,654
	Austal Ltd.	2,416,185	3,523,236
	Austin Engineering Ltd.	548,794	115,353
*	Australian Agricultural Co. Ltd.	2,850,244	3,128,808
	Australian Clinical Labs Ltd.	193,098	436,489
	Australian Ethical Investment Ltd.	301,621	961,450
	Australian Finance Group Ltd.	1,847,836	1,898,230
# *	Australian Strategic Materials Ltd.	565,588	842,372
# *	Australian Vanadium Ltd.	13,984,327	301,977
#	Australian Vintage Ltd.	2,809,339	1,095,753
*	Australis Oil & Gas Ltd.	643,590	14,951
#	Auswide Bank Ltd.	166,720	554,093
*	Auteco Minerals Ltd.	247,992	6,707
#	AVJennings Ltd.	5,407,981	1,456,188
# *	AVZ Minerals Ltd.	263,719	110,604

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Azure Minerals Ltd.	24,167	$2,647
#	Baby Bunting Group Ltd.	813,374	1,962,252
# *	Bannerman Energy Ltd.	95,393	122,391
	Bapcor Ltd.	2,227,045	8,694,075
	Base Resources Ltd.	1,712,813	311,088
*	BCI Minerals Ltd.	2,716,101	393,281
	Beach Energy Ltd.	9,197,272	8,832,394
	Beacon Lighting Group Ltd.	447,480	550,226
	Beacon Minerals Ltd.	2,446,902	38,742
	Bega Cheese Ltd.	1,973,378	4,365,602
#	Bell Financial Group Ltd.	734,391	475,701
# *	Bellevue Gold Ltd.	6,927,489	3,292,575
*	Berkeley Energia Ltd.	37,692	6,539
# *	Betmakers Technology Group Ltd.	2,208,905	441,753
	Bgv1nyp	512,124	31,775
# *	Bigtincan Holdings Ltd.	1,280,517	438,142
*	Bionomics Ltd.	160,677	5,336
# *	Black Rock Mining Ltd.	2,860,513	273,903
	Blackmores Ltd.	101,297	4,084,997
*	Blackstone Minerals Ltd.	110,079	12,271
#	Boral Ltd.	1,411,795	2,406,497
*	Boss Energy Ltd.	298,324	498,877
*	Botanix Pharmaceuticals Ltd.	688,967	27,516
# *	Bowen Coking Coal Ltd.	383,135	86,365
#	Bravura Solutions Ltd.	1,665,994	1,307,387
#	Breville Group Ltd.	652,020	7,522,860
	Brickworks Ltd.	469,394	6,464,396
# *	Bubs Australia Ltd.	968,640	308,259
*	Buru Energy Ltd.	713,223	47,672
#	BWX Ltd.	1,255,210	505,824
*	Byron Energy Ltd.	275,427	22,795
*	Calidus Resources Ltd.	1,265,624	441,454
*	Calima Energy Ltd.	1,950,890	137,931
# *	Calix Ltd.	364,636	1,345,481
	Capitol Health Ltd.	5,725,035	1,150,643
	Capral Ltd.	57,850	266,395
*	Capricorn Metals Ltd.	2,026,381	3,879,526
*	Carbon Revolution Ltd.	173,560	22,824
# *	Carnarvon Energy Ltd.	7,925,626	784,403
#	Cash Converters International Ltd.	2,819,818	414,206
# *	Catapult Group International Ltd.	510,098	269,725
††	CDS Technologies Ltd.	13,276	0
	Cedar Woods Properties Ltd.	454,649	1,161,823
*	Central Petroleum Ltd.	759,474	41,587
††	Centrebet International Ltd.	162,672	0
*	Chalice Mining Ltd.	1,281,375	3,204,943
*	Challenger Exploration Ltd.	103,805	10,215
	Challenger Ltd.	927,627	3,474,972
	Champion Iron Ltd.	1,940,027	6,029,100
# *	City Chic Collective Ltd.	1,254,668	1,043,282
*	Clean Seas Seafood Ltd.	247,494	90,025
	ClearView Wealth Ltd.	156,351	57,788
#	Clinuvel Pharmaceuticals Ltd.	254,660	3,020,670
#	Clover Corp. Ltd.	757,373	607,542
# *	Cobalt Blue Holdings Ltd.	650,479	293,722
	Codan Ltd.	663,689	2,400,881

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	COG Financial Services Ltd.	10,563	$10,798
# *	Cogstate Ltd.	261,421	359,687
*	Collection House Ltd.	428,104	0
	Collins Foods Ltd.	803,502	4,464,876
*	Comet Ridge Ltd.	1,055,453	111,049
*	Cooper Energy Ltd.	18,980,627	3,115,503
# *	Core Lithium Ltd.	756,237	534,518
#	Corporate Travel Management Ltd.	706,149	7,545,835
	Costa Group Holdings Ltd.	2,781,429	4,000,276
#	Credit Corp. Group Ltd.	455,264	5,015,891
*	Creso Pharma Ltd.	39,292	774
	CSR Ltd.	3,109,441	8,861,040
*	Cynata Therapeutics Ltd.	111,132	22,132
# *	Dacian Gold Ltd.	1,423,438	81,366
*	Danakali Ltd.	693,690	115,367
	Data#3 Ltd.	1,162,707	4,622,240
# *	De Grey Mining Ltd.	6,719,690	4,439,941
# *	Deep Yellow Ltd.	2,018,775	1,028,598
	Deterra Royalties Ltd.	2,373,146	6,098,884
	Dicker Data Ltd.	424,676	2,776,364
	Domain Holdings Australia Ltd.	1,676,821	3,450,981
	Downer EDI Ltd.	3,114,741	9,110,629
# *	Dreadnought Resources Ltd.	7,262,887	445,779
#	Eagers Automotive Ltd.	941,185	6,612,287
	Earlypay Ltd.	954,863	267,978
*	Eclipx Group Ltd.	2,460,384	3,489,903
*	Ecofibre Ltd.	37,420	5,488
# *	Ecograf Ltd.	1,581,731	320,514
	Elanor Investor Group	444,530	477,665
	Elders Ltd.	1,009,369	7,702,572
# *	Electro Optic Systems Holdings Ltd.	224,826	75,590
*	Elementos Ltd.	135,772	25,014
# *	Elevate Uranium Ltd.	172,343	51,985
# *	Elixir Energy Ltd.	2,250,692	231,867
# *	Elmo Software Ltd.	107,791	153,254
#	Emeco Holdings Ltd.	2,400,372	1,276,167
# *	Emerald Resources NL	448,151	309,015
# *	EML Payments Ltd.	1,986,286	1,002,654
	Enero Group Ltd.	280,272	519,026
# *	EnviroSuite Ltd.	1,131,191	86,433
	EQT Holdings Ltd.	168,852	2,670,464
	Estia Health Ltd.	1,635,384	2,063,565
	Eureka Group Holdings Ltd.	28,507	10,136
# *	European Lithium Ltd.	3,882,196	187,930
	Euroz Hartleys Group Ltd.	357,406	296,345
*	EVENT Hospitality & Entertainment Ltd.	630,834	5,260,264
*	Experience Co. Ltd.	102,579	13,077
#	Fenix Resources Ltd.	735,489	114,876
	Finbar Group Ltd.	337,695	141,754
# *	Firefinch Ltd.	1,569,275	150,568
	Fleetwood Ltd.	654,067	609,263
# *	Flight Centre Travel Group Ltd.	698,758	6,326,389
*	Fluence Corp. Ltd.	116,395	14,892
# *	Frontier Digital Ventures Ltd.	1,022,562	414,666
# *	FYI Resources Ltd.	452,463	41,607
	G8 Education Ltd.	5,687,070	3,490,577

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
# *	Galan Lithium Ltd.	1,898,925	$1,443,221
*	Gascoyne Resources Ltd.	160,800	26,452
# *	Genetic Signatures Ltd.	171,373	96,480
# *	Genex Power Ltd.	1,098,842	150,405
	Genworth Mortgage Insurance Australia Ltd.	2,681,235	4,671,029
	Gold Road Resources Ltd.	7,547,997	6,140,724
	GR Engineering Services Ltd.	274,342	368,034
	GrainCorp Ltd., Class A	1,517,016	7,631,086
#	Grange Resources Ltd.	3,909,204	1,751,836
# *	Greenland Minerals Ltd.	1,881,748	59,821
	GTN Ltd.	15,394	4,287
	GUD Holdings Ltd.	1,090,319	5,172,733
	GWA Group Ltd.	1,523,752	1,858,404
	Hansen Technologies Ltd.	1,275,251	3,613,046
*	Hastings Technology Metals Ltd.	47,457	104,739
	Healius Ltd.	3,615,657	7,777,795
	Healthia Ltd.	131,677	122,911
*	Helios Energy Ltd.	817,342	43,343
#	Helloworld Travel Ltd.	51,370	61,807
*	Highfield Resources Ltd.	512,345	251,408
*	Hillgrove Resources Ltd.	391,399	10,085
*	Hipages Group Holdings Ltd.	10,335	8,927
*	Horizon Oil Ltd.	1,778,410	168,145
	Hot Chili Ltd.	169,686	98,771
	HT&E Ltd.	1,709,119	1,317,931
#	HUB24 Ltd.	461,678	6,165,929
#	Humm Group Ltd.	2,394,040	685,667
	Iluka Resources Ltd.	949,347	5,496,153
	Image Resources NL	946,902	78,051
	Imdex Ltd.	2,704,064	3,067,151
# *	Immutep Ltd.	1,539,907	239,273
*	Immutep Ltd., Sponsored ADR	4,516	7,045
# *	ImpediMed Ltd.	417,437	16,673
	Infomedia Ltd.	3,087,927	2,314,054
#	Inghams Group Ltd.	3,281,221	4,994,362
	Insignia Financial Ltd.	3,939,870	7,447,846
	Integral Diagnostics Ltd.	1,567,781	2,777,219
# *	Integrated Research Ltd.	566,516	140,341
*	Investigator Resources Ltd.	686,170	18,493
# *	Invictus Energy Ltd.	160,419	18,871
#	InvoCare Ltd.	921,115	5,961,520
# *	ioneer Ltd.	10,310,733	4,145,345
	IPH Ltd.	1,331,405	8,101,322
	IRESS Ltd.	1,215,703	6,933,177
	IVE Group Ltd.	628,751	899,862
# *	Jervois Global Ltd.	291,514	95,744
	Johns Lyng Group Ltd.	1,066,692	4,283,065
	Jumbo Interactive Ltd.	208,843	1,592,694
#	Jupiter Mines Ltd.	5,672,731	698,328
*	Karoon Energy Ltd.	4,257,466	4,987,008
	Kelly Partners Group Holdings Ltd.	3,572	11,396
	Kelsian Group Ltd.	598,234	1,854,898
*	KGL Resources Ltd.	310,205	56,630
*	Kingsgate Consolidated Ltd.	355,002	357,261
*	Koba Resources Ltd.	34,188	2,756
# *	Kogan.com Ltd.	468,030	901,551

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
# *	Lake Resources NL	2,607,188	$1,471,293
# *	Lark Distilling Co. Ltd.	65,368	88,435
††	Lednium Technology Pty. Ltd.	195,019	0
# *	Legend Mining Ltd.	2,176,273	53,879
*	Leo Lithium Ltd.	1,120,910	392,039
# *	Lepidico Ltd.	2,895,993	40,433
	Lifestyle Communities Ltd.	575,377	5,574,081
	Link Administration Holdings Ltd.	2,206,818	4,019,698
*	Lithium Australia Ltd.	423,984	15,146
# *	Lithium Power International Ltd.	304,819	103,177
	Lithium Power International Ltd.	36,643	12,657
	Lovisa Holdings Ltd.	342,220	4,631,189
*	Lucapa Diamond Co. Ltd.	2,713,021	99,910
	Lycopodium Ltd.	64,242	280,537
	MA Financial Group Ltd.	416,136	1,022,438
#	Maas Group Holdings Ltd.	79,536	160,260
	MACA Ltd.	2,234,593	1,541,908
# *	Mach7 Technologies Ltd.	42,643	14,580
	Macmahon Holdings Ltd.	5,829,463	555,284
*	Macquarie Telecom Group Ltd.	21,478	816,832
	Mader Group Ltd.	59,629	111,756
#	Magellan Financial Group Ltd.	183,489	1,309,043
*	Maggie Beer Holdings Ltd.	243,446	46,215
# *	Magnetite Mines Ltd.	2,125,737	34,185
	Magnetite Mines Ltd.	10,628,685	0
††	Mallee Resources Ltd.	49,486	13,294
	MaxiPARTS Ltd.	87,262	120,357
# *	Mayne Pharma Group Ltd.	9,684,322	1,696,701
	McMillan Shakespeare Ltd.	540,444	4,448,019
	McPherson’s Ltd.	653,702	323,510
# *	Medical Developments International Ltd.	167,262	179,951
	Medical Developments International Ltd.	14,544	15,629
# *	Megaport Ltd.	442,031	2,162,823
*	Mesoblast Ltd.	2,382,780	1,175,518
# *	Metals X Ltd.	4,781,629	806,713
	Metcash Ltd.	3,274,510	8,135,877
#	Michael Hill International Ltd.	1,522,713	1,119,658
*	Micro-X Ltd.	261,656	27,598
*	Mincor Resources NL	2,114,630	2,472,778
*	MMA Offshore Ltd.	1,648,627	726,062
	Monadelphous Group Ltd.	696,927	5,783,514
	Monash IVF Group Ltd.	2,151,885	1,240,614
	Money3 Corp. Ltd.	1,348,356	1,558,831
*	MoneyMe Ltd.	73,889	16,925
* ††	Morning Star Gold NL	332,749	0
	MotorCycle Holdings Ltd.	109,445	174,225
# *	Mount Gibson Iron Ltd.	4,569,374	1,192,982
	Myer Holdings Ltd.	5,293,540	1,972,261
	MyState Ltd.	744,487	1,814,240
# *	Nanosonics Ltd.	1,618,777	3,569,986
	National Tyre & Wheel Ltd.	97,940	45,179
# *	Navarre Minerals Ltd.	1,777,444	50,803
	Navigator Global Investments Ltd.	1,109,167	796,420
*	Nearmap Ltd.	3,659,647	4,675,527
# *	Neometals Ltd.	1,542,276	1,107,177
	Netwealth Group Ltd.	741,359	5,739,383

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Neurizer Ltd.	522,952	$45,500
# *	New Century Resources Ltd.	163,453	110,953
	New Energy Solar	35,136	21,441
#	New Hope Corp. Ltd.	2,727,014	11,015,762
*	New World Resources Ltd.	3,157,128	66,103
	nib holdings Ltd.	2,870,292	13,795,616
#	Nick Scali Ltd.	463,216	2,734,480
#	Nickel Industries Ltd.	5,750,030	2,902,933
	Nine Entertainment Co. Holdings Ltd.	973,314	1,167,385
# *	Nitro Software Ltd.	166,147	169,018
# *	Norwest Energy NL	1,011,292	29,147
# *	Nova Minerals Ltd.	108,288	43,954
*	Novonix Ltd.	505,440	560,945
# *	Noxopharm Ltd.	180,445	20,678
	NRW Holdings Ltd.	3,407,843	5,190,248
	Nufarm Ltd.	2,019,407	6,471,363
	Objective Corp. Ltd.	88,201	738,190
*	OFX Group Ltd.	2,016,311	3,246,461
#	OM Holdings Ltd.	676,887	265,110
# *	Omni Bridgeway Ltd.	2,355,720	5,628,510
	oOh!media Ltd.	3,377,627	2,639,371
# *	Opthea Ltd.	1,338,240	1,004,710
*	Ora Banda Mining Ltd.	734,777	28,168
*	OreCorp Ltd.	192,088	44,431
	Orora Ltd.	5,992,474	11,552,557
	Pacific Current Group Ltd.	333,540	1,558,404
# *	Pacific Smiles Group Ltd.	272,678	259,481
	Pact Group Holdings Ltd.	1,337,110	1,152,012
# *	Paladin Energy Ltd.	16,033,988	7,562,939
*	Panoramic Resources Ltd.	10,364,998	1,273,631
*	Pantoro Ltd.	4,603,506	477,437
# *	Paradigm Biopharmaceuticals Ltd.	47,760	38,493
	Paragon Care Ltd.	335,469	70,481
	Peak Resources Ltd.	22,422	6,239
	Peet Ltd.	1,364,417	934,713
#	Pendal Group Ltd.	2,058,779	5,926,923
# *	Peninsula Energy Ltd.	3,332,209	343,837
	PeopleIN Ltd.	464,037	911,840
	Pepper Money Ltd.	217,431	192,769
	Perenti Global Ltd.	5,379,892	3,165,156
#	Perpetual Ltd.	376,124	5,684,336
	Perseus Mining Ltd.	8,114,950	7,894,495
*	PEXA Group Ltd.	6,091	52,358
#	Pinnacle Investment Management Group Ltd.	728,704	3,863,914
	Platinum Asset Management Ltd.	2,438,339	2,653,574
*	Podium Minerals Ltd.	245,537	20,347
# *	PointsBet Holdings Ltd.	340,283	400,481
# *	PolyNovo Ltd.	1,017,732	837,300
*	Poseidon Nickel Ltd.	12,683,800	364,177
# *	PPK Group Ltd.	22,761	21,045
	PPK Mining Equipment Group Pty Ltd.	22,761	0
#	Praemium Ltd.	2,977,411	1,268,832
# *	Predictive Discovery Ltd.	1,997,557	237,599
	Premier Investments Ltd.	410,666	5,916,092
# *	Prescient Therapeutics Ltd.	430,367	48,720
#	Probiotec Ltd.	78,596	110,273

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Propel Funeral Partners Ltd.	176,560	$530,778
*	Prophecy International Holdings Ltd.	24,007	12,566
# *	Province Resources Ltd.	889,179	45,375
	PSC Insurance Group Ltd.	254,780	779,698
*	PTB Group Ltd.	96,597	97,492
#	PWR Holdings Ltd.	592,023	3,205,103
# *	PYC Therapeutics Ltd.	389,981	17,265
	QANTM Intellectual Property Ltd.	112,211	70,416
	Ramelius Resources Ltd.	5,686,438	2,591,754
*	ReadyTech Holdings Ltd.	260,516	474,660
	Reckon Ltd.	391,834	281,006
*	Red 5 Ltd.	16,129,715	1,960,301
# *	Red Dirt Metals Ltd.	39,345	16,290
*	Red River Resources Ltd.	480,964	24,420
# *	Redbubble Ltd.	1,256,028	502,169
	Regal Partners Ltd.	9,488	15,456
#	Regis Healthcare Ltd.	1,048,714	1,147,842
#	Regis Resources Ltd.	4,621,940	4,605,845
# *	Reject Shop Ltd.	182,840	482,904
	Reliance Worldwide Corp. Ltd.	4,119,649	8,963,678
# *	Renascor Resources Ltd.	727,091	84,848
#	Resimac Group Ltd.	124,613	77,933
# *	Resolute Mining Ltd.	7,380,066	989,752
*	Retail Food Group Ltd.	12,168,489	412,382
*	Rex Minerals Ltd.	142,808	19,186
	Ridley Corp. Ltd.	1,958,399	2,558,830
*	RPMGlobal Holdings Ltd.	1,103,233	1,072,762
# *	Rumble Resources Ltd.	178,014	28,232
* ††	Salmat Ltd.	667,137	0
	Sandfire Resources Ltd.	2,800,720	6,691,502
*	SciDev Ltd.	144,186	26,088
#	Select Harvests Ltd.	865,608	2,912,150
#	Servcorp Ltd.	348,243	735,607
	Service Stream Ltd.	4,084,976	1,773,227
*	Seven West Media Ltd.	6,816,169	1,791,391
	SG Fleet Group Ltd.	639,084	820,590
	Shaver Shop Group Ltd.	677,094	467,679
*	Sheffield Resources Ltd.	249,376	64,574
	Shine Justice Ltd.	59,739	46,097
	Shriro Holdings Ltd.	24,206	10,699
*	Sierra Rutile Holdings Ltd.	1,588,118	213,326
	Sigma Healthcare Ltd.	6,618,255	2,819,422
# *	Silex Systems Ltd.	80,327	151,281
*	Silver Lake Resources Ltd.	5,791,755	4,342,241
# *	Silver Mines Ltd.	3,864,903	402,192
	Sims Ltd.	1,106,977	9,462,030
	SmartGroup Corp. Ltd.	905,773	2,897,120
*	SomnoMed Ltd.	25,160	23,380
	Southern Cross Electrical Engineering Ltd.	818,070	340,471
#	Southern Cross Media Group Ltd.	1,561,488	920,162
* ††	Speedcast International Ltd.	1,497,915	0
*	Splitit Ltd.	84,457	7,260
	SRG Global Ltd.	772,940	328,737
*	St Barbara Ltd.	5,695,784	2,685,366
*	Star Entertainment Group Ltd.	5,556,810	9,172,658
# *	Starpharma Holdings Ltd.	262,161	105,130

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Steadfast Group Ltd.	500,976	$1,489,630
*	Strickland Metals Ltd.	299,807	7,662
# *	Strike Energy Ltd.	6,153,921	969,217
	Strike Energy Ltd.	373,188	58,484
#	Sunland Group Ltd.	1,125,311	1,682,940
*	Sunrise Energy Metals Ltd.	8,693	13,449
# *	Sunstone Metals Ltd.	7,298,573	166,807
#	Super Retail Group Ltd.	1,057,351	6,013,279
# *	Superloop Ltd.	2,277,154	958,988
	Symbio Holdings Ltd.	318,710	646,492
# *	Syrah Resources Ltd.	4,792,786	4,980,254
	Tabcorp Holdings Ltd.	4,742,690	2,844,109
	Tassal Group Ltd.	1,531,815	5,067,972
	Technology One Ltd.	1,376,564	9,291,959
# *	Temple & Webster Group Ltd.	540,805	1,704,028
	Ten Sixty Four Ltd.	1,044,721	427,326
	Terracom Ltd.	1,738,781	1,130,334
*	Tesserent Ltd.	322,736	21,693
*	Tietto Minerals Ltd.	498,494	137,405
	Tribune Resources Ltd.	14,725	35,018
# *	Tyro Payments Ltd.	2,067,445	1,695,762
	United Malt Grp Ltd.	1,793,689	3,595,279
#	Universal Store Holdings Ltd.	19,109	57,639
††	Virgin Australia Holdings Pty. Ltd.	7,648,897	0
	Vita Group Ltd.	374,239	28,851
# *	Vital Metals Ltd.	246,694	5,109
Ω	Viva Energy Group Ltd.	3,776,327	6,343,678
# *	Viva Leisure Ltd.	84,215	60,905
*	Vmoto Ltd.	267,457	66,993
# *	Volpara Health Technologies Ltd.	225,102	79,759
# *	VRX Silica Ltd.	1,325,475	123,577
# *	Wagners Holding Co. Ltd.	137,096	70,236
*	Walkabout Resources Ltd.	1,129,282	116,478
# *	Warrego Energy Ltd.	86,865	7,727
# *	Webjet Ltd.	2,329,981	7,069,839
*	West African Resources Ltd.	6,322,943	4,222,205
*	Westgold Resources Ltd.	3,170,864	1,692,139
# *	Whispir Ltd.	121,430	54,903
	Whitehaven Coal Ltd.	3,623,702	21,024,189
*	Widgie Nickel Ltd.	265,653	39,932
*	Wiluna Mining Corp. Ltd.	248,265	32,555
# *	Zip Co. Ltd.	2,250,758	969,816

TOTAL AUSTRALIA			747,247,134

CHINA — (0.1%)
Ω	BOC Aviation Ltd.	49,900	352,766
	BOE Varitronix Ltd.	84,293	151,541
*	China Display Optoelectronics Technology Holdings Ltd.	352,000	16,200
	Fountain SET Holdings Ltd.	4,258,000	460,638
	GDH Guangnan Holdings Ltd.	1,739,600	128,398
*	Goodbaby International Holdings Ltd.	716,000	69,030
*	Neo-Neon Holdings Ltd.	2,315,500	135,497

TOTAL CHINA			1,314,070

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (21.0%)
*	Aceso Life Science Group Ltd.	7,436,400	$105,166
	Aeon Credit Service Asia Co. Ltd.	1,024,000	650,055
	Allied Group Ltd.	11,794,000	2,702,162
	Analogue Holdings Ltd.	842,000	133,510
	APAC Resources Ltd.	4,519,815	597,044
# *	Apollo Future Mobility Group Ltd.	8,436,000	236,471
*	Applied Development Holdings Ltd.	11,215,000	136,499
	Asia Financial Holdings Ltd.	2,080,908	878,141
*	Asia Standard Hotel Group Ltd.	2,491,654	29,024
*	Asia Standard International Group Ltd.	11,076,917	612,159
	Asiasec Properties Ltd.	1,371,000	65,845
	ASMPT Ltd.	1,590,200	9,639,722
	Associated International Hotels Ltd.	952,000	1,207,211
	Bank of East Asia Ltd.	2,618,734	2,864,018
††	Bel Global Resources Holdings Ltd.	2,576,000	0
	Best Mart 360 Holdings Ltd.	984,000	272,481
	BOCOM International Holdings Co. Ltd.	2,371,000	129,594
	Bright Smart Securities & Commodities Group Ltd.	122,000	16,269
††	Brightoil Petroleum Holdings Ltd.	9,034,000	323,742
	Build King Holdings Ltd.	630,000	52,872
††	Burwill Holdings Ltd.	37,300,960	63,201
	Cafe de Coral Holdings Ltd.	2,996,000	3,716,938
# *	Cathay Pacific Airways Ltd.	1,231,000	1,294,250
*	Century City International Holdings Ltd.	7,111,460	262,630
	Chen Hsong Holdings	1,296,000	275,211
	Cheuk Nang Holdings Ltd.	771,714	209,855
	Chevalier International Holdings Ltd.	820,989	763,527
*	China Baoli Technologies Holdings Ltd.	114,750	1,222
*	China Best Group Holding Ltd.	1,124,998	89,872
*	China Energy Development Holdings Ltd.	49,560,000	910,448
	China Motor Bus Co. Ltd.	80,000	765,227
# *	China Star Entertainment Ltd.	11,170,000	1,137,552
# *	China Strategic Holdings Ltd.	83,051,250	273,838
*	China Tonghai International Financial Ltd.	1,300,000	30,744
*	Chinese Estates Holdings Ltd.	2,943,500	772,021
	Chinney Investments Ltd.	1,180,000	193,245
	Chow Sang Sang Holdings International Ltd.	2,353,000	2,389,047
	Chuang’s China Investments Ltd.	8,811,407	312,194
	Chuang’s Consortium International Ltd.	7,519,043	743,441
	CITIC Telecom International Holdings Ltd.	12,427,125	4,019,471
#	CK Life Sciences International Holdings, Inc.	17,940,000	1,407,788
#	CMBC Capital Holdings Ltd.	440,999	104,310
*	C-Mer Eye Care Holdings Ltd.	2,346,000	1,022,565
	CNT Group Ltd.	7,979,264	386,552
	Convenience Retail Asia Ltd.	1,026,000	107,397
# ††	Convoy, Inc.	32,922,000	131,274
*	Cowell e Holdings, Inc.	540,000	789,988
Ω	Crystal International Group Ltd.	304,000	96,087
	CSI Properties Ltd.	47,866,383	950,352
††	CW Group Holdings Ltd.	1,361,500	0
	Dah Sing Banking Group Ltd.	3,703,916	2,450,147
	Dah Sing Financial Holdings Ltd.	1,406,544	3,195,236
	Dickson Concepts International Ltd.	1,591,000	709,027
*	Digital Domain Holdings Ltd.	581,000	22,574
*	Dingyi Group Investment Ltd.	300,000	2,758
	Dynamic Holdings Ltd.	198,000	202,095

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Eagle Nice International Holdings Ltd.	2,022,000	$1,119,926
#	EC Healthcare	1,648,097	1,018,285
††	EcoGreen International Group Ltd.	1,994,640	362,100
*	Elegance Optical International Holdings Ltd.	1,160,000	79,197
*	Emperor Capital Group Ltd.	7,395,000	49,845
	Emperor Entertainment Hotel Ltd.	3,670,000	223,146
	Emperor International Holdings Ltd.	10,584,753	821,396
	Emperor Watch & Jewellery Ltd.	25,160,000	411,851
	Energy International Investments Holdings Ltd.	196,000	8,589
*	ENM Holdings Ltd.	13,248,000	771,753
*	Esprit Holdings Ltd.	10,440,325	981,090
*	Eternity Investment Ltd.	820,000	11,237
	EuroEyes International Eye Clinic Ltd., Class C	331,000	188,559
#	Fairwood Holdings Ltd.	805,600	1,016,160
	Far East Consortium International Ltd.	13,169,612	2,942,627
	First Pacific Co. Ltd.	15,292,000	4,649,675
* Ω	FIT Hon Teng Ltd.	2,381,000	279,247
# * Ω	Fosun Tourism Group	37,800	34,937
	Four Seas Mercantile Holdings Ltd.	610,000	203,469
	FSE Lifestyle Services Ltd.	639,000	404,660
*	Fullwealth International Group Holdings Ltd.	448,000	112,891
* ††	Genting Hong Kong Ltd.	5,824,000	115,446
	Get Nice Financial Group Ltd.	2,438,600	214,435
	Giordano International Ltd.	8,456,000	1,513,624
	Glorious Sun Enterprises Ltd.	3,932,000	363,243
	Gold Fin Holdings	9,580,000	0
*	Gold Peak Technology Group Ltd., Class L	3,029,642	224,800
	Golden Resources Development International Ltd.	4,082,500	236,542
	Goodresources	6,860,000	13,895
*	GR Properties Ltd.	1,962,000	259,582
	Great Eagle Holdings Ltd.	1,180,472	2,202,448
*	Greentech Technology International Ltd.	2,594,000	171,293
	G-Resources Group Ltd.	2,817,810	585,477
	Guoco Group Ltd.	2,000	17,730
	Guotai Junan International Holdings Ltd.	28,365,797	2,086,898
# *	Haitong International Securities Group Ltd.	13,683,640	1,164,338
	Hang Lung Group Ltd.	2,959,000	4,776,806
	Hanison Construction Holdings Ltd.	2,713,649	397,217
*	Hans Energy Co. Ltd.	84,000	1,464
*	Harbour Centre Development Ltd.	935,500	809,559
	HKBN Ltd.	4,235,500	3,284,529
	HKR International Ltd.	7,078,969	1,998,551
	Hon Kwok Land Investment Co. Ltd.	388,800	108,888
# *	Hong Kong ChaoShang Group Ltd.	1,440,000	156,077
	Hong Kong Ferry Holdings Co. Ltd.	1,007,300	824,464
	Hong Kong Technology Venture Co. Ltd.	2,235,000	1,363,658
*	Hongkong & Shanghai Hotels Ltd.	3,625,989	3,136,582
	Hongkong Chinese Ltd.	5,038,000	356,862
Ω	Honma Golf Ltd.	1,097,500	439,231
††	Hsin Chong Group Holdings Ltd.	10,243,403	0
	Hung Hing Printing Group Ltd.	2,940,000	374,764
# *	Huobi Technology Holdings Ltd.	340,000	161,700
	Hutchison Telecommunications Hong Kong Holdings Ltd.	11,624,000	1,702,537
*	Hypebeast Ltd.	2,772,500	207,345
	Hysan Development Co. Ltd.	2,634,000	6,628,284
	IGG, Inc.	6,794,000	2,085,999

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Imagi International Holdings Ltd.	2,516,984	$102,720
Ω	Impro Precision Industries Ltd.	386,000	96,280
	International Housewares Retail Co. Ltd.	2,031,000	733,978
*	IPE Group Ltd.	3,345,000	275,607
# *	IRC Ltd.	35,846,266	523,466
	ITC Properties Group Ltd.	5,543,292	679,274
	Jacobson Pharma Corp. Ltd.	3,580,000	391,824
	Johnson Electric Holdings Ltd.	2,370,554	2,366,422
	K Wah International Holdings Ltd.	1,670,000	518,488
*	Kader Holdings Co. Ltd.	112,000	5,614
	Karrie International Holdings Ltd.	2,932,000	483,798
	Keck Seng Investments Hong Kong Ltd.	912,600	251,853
	Kerry Logistics Network Ltd.	4,063,500	6,512,136
	Kerry Properties Ltd.	2,556,500	4,846,019
	Kingmaker Footwear Holdings Ltd.	1,878,955	221,191
#	Kowloon Development Co. Ltd.	3,067,000	3,538,018
# *	KuangChi Science Ltd.	3,714,000	54,262
*	Kwoon Chung Bus Holdings Ltd.	44,000	9,828
*	Lai Sun Development Co. Ltd.	2,556,894	1,241,499
*	Lai Sun Garment International Ltd.	998,295	515,613
	Lam Soon Hong Kong Ltd.	326,310	415,818
*	Landing International Development Ltd.	6,932,800	151,958
*	Landsea Green Management Ltd.	1,508,000	29,969
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	4,040,750	405,269
*	Lifestyle International Holdings Ltd.	2,792,000	1,614,387
	Lippo China Resources Ltd.	17,982,000	314,566
	Lippo Ltd.	1,161,700	410,996
	Liu Chong Hing Investment Ltd.	1,531,200	1,304,241
	L’Occitane International SA	1,913,250	5,767,924
	Luk Fook Holdings International Ltd.	3,509,000	8,282,106
	Lung Kee Bermuda Holdings	1,491,875	428,809
*	Magnificent Hotel Investment Ltd.	13,170,000	171,246
#	Man Wah Holdings Ltd.	2,474,000	1,566,572
*	Mason Group Holdings Ltd.	111,713,399	338,272
	Master Glory GP	972,981	6,049
	Matrix Holdings Ltd.	1,067,414	400,390
#	MECOM Power & Construction Ltd.	7,876,000	1,842,879
	Melbourne Enterprises Ltd.	39,500	604,290
*	Melco International Development Ltd.	3,354,000	2,590,101
††	MH Development NPV	3,238,000	0
*	Midland Holdings Ltd.	2,901,987	207,145
#	Miramar Hotel & Investment	1,152,000	1,761,409
	Modern Dental Group Ltd.	2,190,000	488,281
*	Mongolian Mining Corp.	975,000	223,203
*	NagaCorp Ltd.	4,832,133	3,164,660
	Nameson Holdings Ltd.	7,692,000	382,653
	Nanyang Holdings Ltd.	133,500	526,847
	National Electronics Holdings	2,668,600	339,900
* ††	National United Resources Holdings Ltd.	1,828,000	27,252
*	New Times Energy Corp. Ltd.	994,000	11,777
* ††	NewOcean Energy Holdings Ltd.	7,246,000	27,047
	Nissin Foods Co. Ltd.	1,577,000	1,229,541
	NWS Holdings Ltd.	6,849,000	6,178,985
	Oriental Watch Holdings	2,977,611	1,423,898
# *	Oshidori International Holdings Ltd.	20,024,400	688,179
††	Pacific Andes International Holdings Ltd.	19,435,067	67,840

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Pacific Basin Shipping Ltd.	26,113,000	$8,063,279
*	Pacific Century Premium Developments Ltd.	457,240	19,732
	Pacific Textiles Holdings Ltd.	6,042,000	1,880,898
*	Paliburg Holdings Ltd.	3,180,830	722,599
*	Paradise Entertainment Ltd.	3,672,000	312,969
#	PC Partner Group Ltd.	1,678,000	899,293
	PCCW Ltd.	13,651,545	6,159,017
# * ††	Peace Mark Holdings Ltd.	2,479,870	0
	Pegasus International Holdings Ltd.	36,000	3,121
	Pentamaster International Ltd.	1,550,000	157,534
#	Perfect Medical Health Management Ltd.	3,087,000	1,311,799
	Pico Far East Holdings Ltd.	5,142,000	699,288
	Playmates Holdings Ltd.	7,082,000	586,221
	Plover Bay Technologies Ltd.	2,224,000	676,511
	Pokfulam Development Co. Ltd.	62,000	74,643
*	PT International Development Co. Ltd.	8,347,150	208,359
	Public Financial Holdings Ltd.	2,848,000	787,709
††	Pyxis Group Ltd.	1,936,000	0
*	Regal Hotels International Holdings Ltd.	2,897,800	1,080,282
Ω	Regina Miracle International Holdings Ltd.	1,983,000	1,103,048
# *	Sa Sa International Holdings Ltd.	4,790,960	662,611
	Safety Godown Co. Ltd.	1,200,000	404,542
* Ω	Samsonite International SA	603,900	1,448,396
	SAS Dragon Holdings Ltd.	2,178,000	952,659
	SEA Holdings Ltd.	1,657,523	943,767
*	Shangri-La Asia Ltd.	3,754,000	2,606,889
# *	Shenwan Hongyuan HK Ltd.	3,511,250	206,957
*	Shun Ho Property Investments Ltd.	1,254,757	160,782
*	Shun Tak Holdings Ltd.	11,551,419	1,610,715
	Singamas Container Holdings Ltd.	8,800,000	668,757
*	SJM Holdings Ltd.	12,588,750	4,675,295
	SmarTone Telecommunications Holdings Ltd.	2,003,481	1,049,490
#	Solomon Systech International Ltd.	10,238,000	563,504
	Soundwill Holdings Ltd.	600,500	511,815
*	South China Holdings Co. Ltd.	17,774,503	115,809
*	Space Group Holdings Ltd.	190,000	89,295
	Stella International Holdings Ltd.	2,678,500	2,657,221
	Sun Hung Kai & Co. Ltd.	4,919,429	1,771,941
*	Suncorp Technologies Ltd.	210,000	9,448
	SUNeVision Holdings Ltd.	2,729,000	1,448,429
	TAI Cheung Holdings Ltd.	2,329,000	1,189,098
	Tai Hing Group Holdings Ltd.	221,000	27,809
	Tai Sang Land Development Ltd.	798,910	392,251
#	Tan Chong International Ltd.	1,176,000	293,543
	Tao Heung Holdings Ltd.	1,396,000	142,298
*	Television Broadcasts Ltd.	1,992,500	880,493
*	Termbray Industries International Holdings Ltd.	780,900	29,816
	Texhong Textile Group Ltd.	293,500	199,906
	Texwinca Holdings Ltd.	4,008,000	538,766
	Tian Teck Land Ltd.	1,024,000	511,525
*	TOM Group Ltd.	416,000	40,660
	Town Health International Medical Group Ltd.	4,442,115	239,462
	Tradelink Electronic Commerce Ltd.	6,126,000	653,371
	Transport International Holdings Ltd.	1,584,202	1,929,986
	United Laboratories International Holdings Ltd.	6,200,000	2,574,579
*	Universal Technologies Holdings Ltd.	1,730,000	27,517

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Untrade.China Solar	1,669,500	$7,178
††	Up Energy Development Group Ltd.	3,929,000	0
*	Value Convergence Holdings Ltd.	2,448,000	53,234
#	Value Partners Group Ltd.	5,458,000	1,289,870
	Vanke Overseas Investment Holding Co. Ltd.	16,000	4,214
	Vedan International Holdings Ltd.	3,576,000	301,462
*	Vitasoy International Holdings Ltd.	3,373,000	4,194,347
# * Ω	VPower Group International Holdings Ltd., Class H	2,997,397	280,220
	VSTECS Holdings Ltd.	5,999,600	3,361,140
	VTech Holdings Ltd.	1,292,000	7,407,670
	Wai Kee Holdings Ltd.	5,666,738	1,718,674
	Wang On Group Ltd.	41,740,000	313,888
# *	Wealthking Investments Ltd.	7,296,000	397,043
	Wing On Co. International Ltd.	759,000	1,388,699
#	Wing Tai Properties Ltd.	2,187,331	1,005,879
*	YT Realty Group Ltd.	1,968,124	191,339
	YTO Express Holdings Ltd.	776,000	176,766
	Yue Yuen Industrial Holdings Ltd.	2,712,500	3,459,652
# *	Yunfeng Financial Group Ltd.	612,000	81,194
# *	Zensun Enterprises Ltd.	1,154,000	237,229
*	Zhaobangji Properties Holdings Ltd.	1,688,000	90,996

TOTAL HONG KONG			253,827,724

NEW ZEALAND — (4.2%)
*	AFT Pharmaceuticals Ltd.	34,226	63,171
*	Air New Zealand Ltd.	2,841,438	1,134,482
	Arvida Group Ltd.	1,179,235	945,005
	Briscoe Group Ltd.	34,115	100,380
*	Channel Infrastructure NZ Ltd.	895,413	704,882
	Chorus Ltd.	2,478,401	10,545,298
	Colonial Motor Co. Ltd.	144,588	787,307
#	Comvita Ltd.	50,282	89,883
#	Delegat Group Ltd.	6,400	36,507
# *	Eroad Ltd.	24,092	21,067
#	Freightways Ltd.	900,023	4,938,228
	Genesis Energy Ltd.	155,411	237,883
# *	Gentrack Group Ltd.	71,302	58,031
#	Hallenstein Glasson Holdings Ltd.	307,057	891,537
	Heartland Group Holdings Ltd.	2,385,492	2,202,028
	Investore Property Ltd.	634,503	539,450
	KMD Brands Ltd.	2,468,331	1,447,098
#	Manawa Energy Ltd.	237,979	756,893
#	Millennium & Copthorne Hotels New Zealand Ltd.	354,679	395,796
#	Napier Port Holdings Ltd.	46,155	74,154
#	NZME Ltd.	945,851	612,626
#	NZX Ltd.	1,535,149	1,034,209
	Oceania Healthcare Ltd.	1,384,448	707,097
# *	Pacific Edge Ltd.	1,212,223	335,363
	PGG Wrightson Ltd.	120,785	296,935
*	Pushpay Holdings Ltd.	2,847,906	1,751,974
*	Rakon Ltd.	182,922	120,241
#	Restaurant Brands New Zealand Ltd.	145,379	622,456
††	RPNZ Ltd.	274,180	0
*	Sanford Ltd.	362,156	846,975
#	Scales Corp. Ltd.	436,710	1,205,723

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
#	Scott Technology Ltd.	52,367	$81,825
*	Serko Ltd.	125,518	223,923
	Skellerup Holdings Ltd.	846,136	2,537,544
	SKY Network Television Ltd.	386,493	463,885
*	SKYCITY Entertainment Group Ltd.	4,246,632	6,449,136
	Steel & Tube Holdings Ltd.	575,667	444,531
	Summerset Group Holdings Ltd.	637,929	3,844,151
*	Synlait Milk Ltd.	454,797	903,189
# *	Tourism Holdings Ltd.	683,001	1,065,325
	TOWER Ltd.	1,895,126	674,484
#	Turners Automotive Group Ltd.	109,772	217,389
# *	Vista Group International Ltd.	516,999	473,411
	Warehouse Group Ltd.	387,506	669,825

TOTAL NEW ZEALAND			51,551,297

SINGAPORE — (11.1%)
* ††	Abterra Ltd.	230,320	0
	AEM Holdings Ltd.	940,200	2,601,002
	Amara Holdings Ltd.	974,800	233,279
# *	Avarga Ltd.	2,626,500	339,407
	Aztech Global Ltd.	202,500	111,726
# *	Banyan Tree Holdings Ltd.	887,700	172,125
# *	Best World International Ltd.	514,383	365,306
#	Bonvests Holdings Ltd.	950,000	615,591
	Boustead Singapore Ltd.	2,084,782	1,118,812
	BRC Asia Ltd.	26,900	30,188
#	Bukit Sembawang Estates Ltd.	1,176,003	3,669,689
	Bund Center Investment Ltd.	659,825	209,711
	Capitaland India Trust	4,704,500	3,426,363
#	Centurion Corp. Ltd.	1,405,100	364,776
#	China Aviation Oil Singapore Corp. Ltd.	2,355,399	1,210,874
	China Sunsine Chemical Holdings Ltd.	3,341,800	1,045,441
	Chip Eng Seng Corp. Ltd.	3,001,900	1,460,996
	Chuan Hup Holdings Ltd.	3,341,700	512,638
	Civmec Ltd.	162,700	68,331
	ComfortDelGro Corp. Ltd.	9,120,200	8,359,291
*	COSCO Shipping International Singapore Co. Ltd.	6,429,100	772,804
# *	Creative Technology Ltd.	285,050	332,463
#	CSE Global Ltd.	2,232,300	661,457
	Dasin Retail Trust	296,700	58,746
#	Del Monte Pacific Ltd.	2,302,364	495,684
#	Delfi Ltd.	1,075,400	533,793
††	DMX Technologies Group Ltd.	2,096,000	0
# *	Dyna-Mac Holdings Ltd.	1,390,900	165,464
# * ††	Ezion Holdings Ltd.	9,845,878	0
# * ††	Ezra Holdings Ltd.	6,762,986	9,700
	Far East Orchard Ltd.	1,191,395	862,465
	First Resources Ltd.	3,461,600	3,330,962
#	First Sponsor Group Ltd.	484,728	410,456
	Food Empire Holdings Ltd.	1,334,200	465,344
	Fraser & Neave Ltd.	314,800	266,678
	Frasers Property Ltd.	13,400	9,145
#	Frencken Group Ltd.	1,328,900	893,044
	Fu Yu Corp. Ltd.	3,671,500	611,347
# *	Gallant Venture Ltd.	5,386,600	478,218

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
#	Geo Energy Resources Ltd.	2,078,300	$523,736
	GK Goh Holdings Ltd.	1,315,065	841,999
	Golden Agri-Resources Ltd.	31,541,800	5,791,986
*	Golden Energy & Resources Ltd.	2,746,900	1,504,653
	GP Industries Ltd.	181,509	79,525
	Grand Venture Technology Ltd.	34,200	14,101
#	GuocoLand Ltd.	1,709,514	1,956,334
# *	Halcyon Agri Corp. Ltd.	1,635,533	218,808
	Haw Par Corp. Ltd.	405,500	2,888,759
	Hiap Hoe Ltd.	498,000	260,036
#	Ho Bee Land Ltd.	1,505,100	2,648,293
#	Hong Fok Corp. Ltd.	2,673,494	1,814,636
#	Hong Leong Asia Ltd.	1,675,100	804,689
#	Hong Leong Finance Ltd.	1,014,200	1,673,599
#	Hotel Grand Central Ltd.	1,611,854	1,045,821
#	Hour Glass Ltd.	1,445,432	2,104,933
	HRnetgroup Ltd.	260,800	133,877
	Hutchison Port Holdings Trust	24,607,400	4,520,675
# * ††	Hyflux Ltd.	3,238,900	0
#	iFAST Corp. Ltd.	786,900	2,153,172
#	Indofood Agri Resources Ltd.	2,701,700	571,139
	InnoTek Ltd.	336,600	102,928
#	ISDN Holdings Ltd.	412,544	122,721
#	Japfa Ltd.	2,345,710	901,025
# * ††	Jurong Technologies Industrial Corp. Ltd.	2,227,680	0
	Keppel Infrastructure Trust	18,468,846	6,927,582
#	KSH Holdings Ltd.	1,278,300	296,501
#	Low Keng Huat Singapore Ltd.	949,800	267,474
	Lum Chang Holdings Ltd.	1	0
*	Mandarin Oriental International Ltd.	1,452,700	2,718,353
# *	Marco Polo Marine Ltd.	4,046,400	102,669
#	Metro Holdings Ltd.	2,946,592	1,384,224
	Mewah International, Inc.	89,000	19,800
	Micro-Mechanics Holdings Ltd.	115,800	241,981
# * ††	Midas Holdings Ltd.	8,576,553	0
# *	mm2 Asia Ltd.	5,969,400	174,483
	Nanofilm Technologies International Ltd.	451,500	655,740
	NETLINK NBN TRUST	797,000	501,733
#	NSL Ltd.	409,900	237,940
# *	Oceanus Group Ltd.	6,540,800	58,916
	OUE Ltd.	2,029,200	1,836,241
#	Oxley Holdings Ltd.	7,186,441	793,703
	Pacific Century Regional Developments Ltd.	179,000	59,098
#	Pan-United Corp. Ltd.	1,866,350	545,530
*	Place Holdings Ltd.	1,427,400	30,529
	Propnex Ltd.	386,300	402,480
#	PSC Corp. Ltd.	1,339,819	314,081
#	Q&M Dental Group Singapore Ltd.	1,136,160	268,118
	QAF Ltd.	1,484,380	863,042
# *	Raffles Education Corp. Ltd.	2,803,923	104,941
	Raffles Medical Group Ltd.	6,306,332	5,827,551
	Riverstone Holdings Ltd.	341,500	136,532
	Samudera Shipping Line Ltd.	213,100	122,119
*	SATS Ltd.	416,700	870,673
#	SBS Transit Ltd.	796,600	1,497,280
*	Sembcorp Marine Ltd.	37,571,400	2,747,597

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Sheng Siong Group Ltd.	3,904,500	$4,296,924
*	SHS Holdings Ltd.	2,175,300	222,106
*	SIA Engineering Co. Ltd.	1,657,700	2,573,579
#	SIIC Environment Holdings Ltd.	5,686,720	697,662
	Silverlake Axis Ltd.	794,700	175,185
	Sinarmas Land Ltd.	7,118,700	955,653
#	Sing Holdings Ltd.	1,470,400	383,107
	Sing Investments & Finance Ltd.	350,675	367,949
	Singapore Land Group Ltd.	111,369	182,397
	Singapore Post Ltd.	10,013,100	3,795,594
	Singapore Shipping Corp. Ltd.	1,573,200	279,333
#	Stamford Land Corp. Ltd.	5,698,660	1,464,170
	StarHub Ltd.	4,812,100	3,676,518
	Straco Corp. Ltd.	130,000	33,921
#	Straits Trading Co. Ltd.	476,248	806,467
# * ††	Swiber Holdings Ltd.	2,895,250	0
	Thomson Medical Group Ltd.	1,408,700	78,206
	Tiong Woon Corp. Holding Ltd.	26,600	8,468
#	Tuan Sing Holdings Ltd.	4,214,136	925,346
	UMS Holdings Ltd.	2,888,368	2,525,428
	United Overseas Insurance Ltd.	168,150	780,617
	UOB-Kay Hian Holdings Ltd.	2,574,498	2,418,840
#	Valuetronics Holdings Ltd.	2,647,550	965,172
#	Vicom Ltd.	557,500	776,773
#	Wee Hur Holdings Ltd.	2,614,200	370,770
#	Wing Tai Holdings Ltd.	3,802,967	4,023,045
	Yangzijiang Shipbuilding Holdings Ltd.	3,719,600	2,655,467
	Yeo Hiap Seng Ltd.	228,759	117,545

TOTAL SINGAPORE			134,513,914

UNITED STATES — (0.1%)
* Ω	Frontage Holdings Corp.	2,962,000	778,567

TOTAL COMMON STOCKS			1,189,232,706

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Arafura Resources Ltd.	472,767	19,052
*	Decmil Group Ltd. Warrants 09/15/22	5,306	0
*	PointsBet Holdings Ltd. Warrants	6,189	0

TOTAL AUSTRALIA			19,052

HONG KONG — (0.0%)
# *	MECOM Power & Construction Ltd. Warrants 05/16/23	528,800	8,555

SINGAPORE — (0.0%)
# *	Ezion Holdings Ltd. Warrants 04/16/23	5,659,201	0

TOTAL RIGHTS/WARRANTS			27,607

TOTAL INVESTMENT SECURITIES (Cost $1,553,368,926)			1,189,260,313

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@ §	The DFA Short Term Investment Fund	1,744,345	$20,178,582

TOTAL INVESTMENTS — (100.0%)
(Cost $1,573,543,943)^^			$1,209,438,895

ADR	American Depositary Receipt
SA	Special Assessment
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

Summary of the Series’ investments as of September 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Australia	$448,628	$746,785,211	$13,295		$747,247,134
China	—	1,314,070	—		1,314,070
Hong Kong	—	252,709,822	1,117,902		253,827,724
New Zealand	—	51,551,297	—		51,551,297
Singapore	—	134,504,214	9,700		134,513,914
United States	—	778,567	—		778,567
Rights/Warrants
Australia	—	19,052	—		19,052
Hong Kong	—	8,555	—		8,555
Securities Lending Collateral	—	20,178,582	—		20,178,582

TOTAL	$448,628	$1,207,849,370	$1,140,897	^	$1,209,438,895

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2022

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.8%)
COMMUNICATION SERVICES — (3.6%)
	4imprint Group PLC	162,578	$6,099,321
*	Ascential PLC	1,572,298	3,578,768
	Bloomsbury Publishing PLC	316,806	1,297,087
	Centaur Media PLC	254,249	122,107
	Euromoney Institutional Investor PLC	592,842	9,478,970
# *	Frontier Developments PLC	55,575	829,270
	Future PLC	58,807	850,167
	Gamma Communications PLC	178,597	2,084,424
*	Helios Towers PLC	1,860,290	2,337,838
# *	Hyve Group PLC	1,575,593	882,793
	ITV PLC	2,854,733	1,801,500
	Moneysupermarket.com Group PLC	3,160,889	6,523,032
	Next Fifteen Communications Group PLC	128,193	1,107,666
	Reach PLC	2,094,224	1,600,072
*	S4 Capital PLC	53,378	86,003
	STV Group PLC	4,918	14,686
*	Tremor International Ltd.	176,315	604,014
# *	Tremor International Ltd., ADR	2,906	20,139

TOTAL COMMUNICATION SERVICES			39,317,857

CONSUMER DISCRETIONARY — (15.7%)
	888 Holdings PLC	2,213,314	2,288,710
# *	AO World PLC	272,456	130,377
*	ASOS PLC	56,327	354,238
# * Ω	Aston Martin Lagonda Global Holdings PLC	676,550	886,850
	Bellway PLC	383,481	7,223,537
*	boohoo Group PLC	980,423	393,085
*	Card Factory PLC	1,169,822	572,346
# *	Cazoo Group Ltd.	576,666	265,266
	Coats Group PLC	4,701,658	2,654,200
* Ω	Countryside Partnerships PLC	2,712,258	6,017,971
	Crest Nicholson Holdings PLC	1,745,253	3,541,892
	Currys PLC	5,830,239	3,658,182
* Ω	Deliveroo PLC	96,590	90,802
#	DFS Furniture PLC	1,258,487	1,470,161
# *	Dignity PLC	219,230	912,359
	Domino’s Pizza Group PLC	3,131,085	7,752,433
	Dr Martens PLC	94,234	230,886
	Dunelm Group PLC	691,465	5,596,635
*	Frasers Group PLC	1,317,926	9,878,003
	Fuller Smith & Turner PLC, Class A	151,287	778,510
	Games Workshop Group PLC	176,198	11,266,735
	Greggs PLC	604,556	11,420,111
* Ω	Gym Group PLC	975,013	1,189,107
	Halfords Group PLC	1,334,827	1,959,286
	Headlam Group PLC	502,271	1,296,965
	Henry Boot PLC	541,758	1,496,081
	Hollywood Bowl Group PLC	311,048	648,200
* Ω	Hostelworld Group PLC	206,214	169,383

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Inchcape PLC	2,415,336	$18,288,947
*	J D Wetherspoon PLC	456,701	2,033,669
	Lookers PLC	1,488,558	1,085,892
*	Marston’s PLC	4,029,229	1,597,937
	Me Group International PLC	1,529,544	1,447,948
*	Mitchells & Butlers PLC	2,108,969	2,691,322
	MJ Gleeson PLC	240,572	1,105,648
*	Moonpig Group PLC	102,704	181,098
*	Motorpoint group PLC	51,520	103,050
# *	N Brown Group PLC	949,432	248,160
* Ω	On the Beach Group PLC	149,308	166,922
*	Pendragon PLC	5,100,308	1,525,828
	Pets at Home Group PLC	3,042,980	8,871,494
*	Playtech PLC	1,947,421	9,540,933
	PPHE Hotel Group Ltd.	15,424	238,675
*	Rank Group PLC	1,027,396	778,334
	Redrow PLC	1,679,801	7,396,405
*	Restaurant Group PLC	1,278,080	416,427
	Smiths News PLC	23,379	8,304
	Sportech PLC	159,830	31,889
*	SSP Group PLC	2,860,371	5,986,131
# ††	Studio Retail Group PLC	220,669	106,267
*	Superdry PLC	337,189	375,895
*	THG PLC	202,425	84,541
Ω	TI Fluid Systems PLC	333,751	448,380
	Topps Tiles PLC	786,772	337,045
	Vertu Motors PLC	1,326,258	619,404
	VIDENDUM PLC	215,891	2,882,674
#	Vistry Group PLC	1,228,992	8,040,557
* Ω	Watches of Switzerland Group PLC	318,155	2,351,415
*	WH Smith PLC	371,305	4,895,494
	Wickes Group PLC	2,129,864	2,835,606
	Young & Co’s Brewery PLC, Class A	14,543	151,332

TOTAL CONSUMER DISCRETIONARY			171,015,934

CONSUMER STAPLES — (7.0%)
	AG Barr PLC	726,615	3,688,481
	Anglo-Eastern Plantations PLC	124,523	1,081,494
Ω	Bakkavor Group PLC	121,093	121,227
	Britvic PLC	1,626,728	12,956,648
*	C&C Group PLC	1,925,624	3,202,303
	Carr’s Group PLC	349,511	376,139
	Cranswick PLC	365,093	10,845,767
	Devro PLC	1,358,722	2,510,617
	Fevertree Drinks PLC	434,527	4,021,232
*	Greencore Group PLC	4,044,639	3,257,552
	Hilton Food Group PLC	350,941	2,080,202
*	Marks & Spencer Group PLC	6,860,535	7,483,549
*	McBride PLC	895,746	235,301
	MP Evans Group PLC	7,544	69,534
# *	Naked Wines PLC	32,906	30,536
#	Nichols PLC	2,884	34,797
	Premier Foods PLC	4,675,807	4,989,293
	PZ Cussons PLC	1,717,225	3,721,288

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Tate & Lyle PLC	2,060,165	$15,533,285

TOTAL CONSUMER STAPLES			76,239,245

ENERGY — (4.3%)
	Capital Ltd.	59,308	54,868
# *	Capricorn Energy PLC	4,040,365	11,028,755
	Diversified Energy Co. PLC	3,411,976	4,921,867
	Energean PLC	285,194	4,226,580
*	EnQuest PLC	12,456,788	3,660,876
	Genel Energy PLC	934,783	1,280,424
	Gulf Keystone Petroleum Ltd.	1,529,511	3,379,209
	Hunting PLC	841,827	2,185,105
*	IGas Energy PLC	61,631	36,105
*	John Wood Group PLC	3,814,872	5,387,430
*	Lamprell PLC	1,293,820	128,555
*	Petrofac Ltd.	2,580,763	2,897,203
*	Pharos Energy PLC	1,203,054	265,793
*	Savannah Energy PLC	388,799	118,668
	Serica Energy PLC	1,065,394	4,426,162
# *	Tullow Oil PLC	7,423,442	3,488,400

TOTAL ENERGY			47,486,000

FINANCIALS — (18.6%)
	AJ Bell PLC	800,782	2,385,176
	Ashmore Group PLC	2,540,311	5,547,057
	Bank of Georgia Group PLC	283,322	6,237,389
	Beazley PLC	3,180,736	19,827,454
	Brooks Macdonald Group PLC	628	13,153
	Burford Capital Ltd.	958,135	7,075,843
	Chesnara PLC	863,650	2,625,570
	Close Brothers Group PLC	898,617	9,249,292
Ω	CMC Markets PLC	1,034,375	2,514,049
	Direct Line Insurance Group PLC	3,038,020	6,267,914
* Ω	Funding Circle Holdings PLC	104,248	47,348
*	Georgia Capital PLC	29,520	203,415
	Hiscox Ltd.	1,578,464	15,486,721
	IG Group Holdings PLC	700,509	5,936,650
	Impax Asset Management Group PLC	190,281	1,101,468
	IntegraFin Holdings PLC	479,917	1,174,592
	International Personal Finance PLC	828,317	758,143
	Investec PLC	1,111,096	4,471,542
	IP Group PLC	6,416,521	4,213,564
Ω	JTC PLC	1,454	11,073
	Jupiter Fund Management PLC	2,622,791	2,674,789
	Just Group PLC	7,132,456	4,428,511
	Lancashire Holdings Ltd.	1,670,143	9,213,419
	Liontrust Asset Management PLC	106,732	864,369
	Man Group PLC	7,671,618	18,995,498
*	Metro Bank PLC	198,857	175,960
	Mortgage Advice Bureau Holdings Ltd.	3,857	27,427
	Ninety One PLC	1,838,349	3,720,546
	Numis Corp. PLC	311,926	804,941
	OSB Group PLC	2,103,822	9,789,393
	Paragon Banking Group PLC	1,934,045	8,462,825
	Plus500 Ltd.	525,338	9,611,088

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Polar Capital Holdings PLC	245,033	$1,131,887
	Provident Financial PLC	1,517,140	2,805,881
Ω	Quilter PLC	8,070,566	8,240,301
	Rathbones Group PLC	357,843	6,532,346
	Record PLC	18,948	14,404
	S&U PLC	29,239	649,025
Ω	Sabre Insurance Group PLC	417,265	451,134
*	Saga PLC	640,470	634,730
	TBC Bank Group PLC	84,023	1,558,089
	TP ICAP Group PLC	4,137,686	9,040,668
	Virgin Money UK PLC	6,260,181	8,588,442
††	Waterloo Investment Holdings Ltd.	4,000	520
	XPS Pensions Group PLC	6,312	8,977

TOTAL FINANCIALS			203,572,583

HEALTH CARE — (4.9%)
*	4d pharma PLC	42,478	5,929
	Advanced Medical Solutions Group PLC	408,500	1,105,880
	Alliance Pharma PLC	2,372,960	1,479,089
	CVS Group PLC	413,530	7,879,097
	EKF Diagnostics Holdings PLC	79,384	35,383
	EMIS Group PLC	328,823	6,905,089
*	Ergomed PLC	40,995	529,408
	Hikma Pharmaceuticals PLC	218,394	3,291,852
*	Indivior PLC	3,859,474	12,237,012
Ω	Integrated Diagnostics Holdings PLC	1,249,693	944,803
#	Mediclinic International PLC	2,400,508	13,160,998
*	NIOX GROUP PLC	202,629	82,232
*	Oxford Biomedica PLC	61,190	236,764
*	PureTech Health PLC	314,596	866,097
* Ω	Spire Healthcare Group PLC	1,823,481	4,373,835
*	Trellus Health PLC	1,632	132
*	Verici Dx PLC	1,588	275

TOTAL HEALTH CARE			53,133,875

INDUSTRIALS — (22.5%)
	Avon Rubber PLC	185,963	2,336,820
*	Babcock International Group PLC	2,860,700	8,833,627
	Balfour Beatty PLC	3,610,310	12,306,737
	Begbies Traynor Group PLC	60,262	93,597
Ω	Biffa PLC	1,562,939	7,149,323
	Bodycote PLC	1,201,080	6,215,180
	BRAEMAR PLC	91,109	291,334
	Chemring Group PLC	1,906,169	5,978,430
	Clarkson PLC	212,943	6,215,302
*	Costain Group PLC	237,261	104,986
# *	De La Rue PLC	498,978	479,128
# *	Dialight PLC	89,929	233,573
	Diploma PLC	472,418	12,138,963
	DiscoverIE Group PLC	594,505	4,261,127
*	easyJet PLC	731,362	2,386,339
# *	Esken Ltd.	1,707,178	99,772
#	Firstgroup PLC	2,565,855	2,987,071
	Galliford Try Holdings PLC	566,273	917,529
	Genuit Group PLC	1,449,475	4,691,967

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
*	Go-Ahead Group PLC	161,847	$2,774,006
	Goodwin PLC	383	11,806
	Grafton Group PLC	1,499,770	11,133,167
# *	GXO Logistics, Inc.	4,386	153,762
	Hays PLC	9,235,636	10,408,797
	HomeServe PLC	313,380	4,129,018
	IMI PLC	286,976	3,548,771
	Industrial & Commercial Bank of China Ltd.	5,000	0
*	James Fisher & Sons PLC	203,822	641,563
	James Halstead PLC	122,173	281,806
*	JET2 PLC	808,166	6,185,927
*	Johnson Service Group PLC	589,527	516,426
	Keller Group PLC	433,019	3,024,670
*	Kier Group PLC	1,638,735	1,236,235
Ω	Luceco PLC	278,939	256,800
	Mears Group PLC	682,577	1,463,969
	Mitie Group PLC	7,620,122	5,284,906
	Morgan Advanced Materials PLC	1,908,978	4,811,074
	Morgan Sindall Group PLC	256,662	4,186,404
*	National Express Group PLC	3,054,001	5,709,680
	Norcros PLC	155,421	285,545
	Pagegroup PLC	1,968,311	8,088,069
	Porvair PLC	18,060	100,550
	QinetiQ Group PLC	3,269,929	11,932,665
	Redde Northgate PLC	1,393,933	4,480,475
	Renew Holdings PLC	72,048	455,145
*	Renewi PLC	576,082	3,612,047
	Ricardo PLC	310,737	1,584,628
	Robert Walters PLC	396,868	2,021,275
	Rotork PLC	4,636,883	12,033,739
	Royal Mail PLC	1,450,844	2,953,207
	RPS Group PLC	1,020,701	2,663,398
	RWS Holdings PLC	99,829	354,801
*	Senior PLC	2,397,255	3,130,120
	Serco Group PLC	4,889,865	8,481,569
	Severfield PLC	1,107,512	601,461
*	SIG PLC	4,224,897	1,400,607
	Smart Metering Systems PLC	536,543	4,789,563
	Speedy Hire PLC	3,288,866	1,352,153
	SThree PLC	872,133	3,338,266
	TClarke PLC	64,836	81,140
	Travis Perkins PLC	1,187,192	10,190,896
	Trifast PLC	524,611	435,012
	Tyman PLC	1,020,064	2,221,879
	Vesuvius PLC	1,540,577	5,317,497
	Volex PLC	465,064	1,259,484
	Volution Group PLC	752,219	2,440,153
	Vp PLC	153,784	1,293,047
	Wilmington PLC	334,384	961,661
	Wincanton PLC	700,232	2,286,566
	XP Power Ltd.	102,993	1,915,041

TOTAL INDUSTRIALS			245,541,251

INFORMATION TECHNOLOGY — (9.1%)
*	accesso Technology Group PLC	14,495	86,886

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Bytes Technology Group PLC	554,873	$2,588,988
*	Capita PLC	10,274,296	2,834,754
*	CentralNic Group PLC	22,135	28,118
	Computacenter PLC	501,179	10,765,661
	dotdigital group PLC	438,664	415,069
	FDM Group Holdings PLC	476,786	3,313,168
*	Fund Technologies PLC	32,908	521,176
	GB Group PLC	258,239	1,738,813
	Gooch & Housego PLC	2,781	17,817
#	IDOX PLC	140,149	100,636
#	iomart Group PLC	279,306	505,762
# *	IQE PLC	2,125,735	802,709
	Kainos Group PLC	478,788	6,829,785
	Keywords Studios PLC	1,958	49,948
*	Kin & Carta PLC	321,376	623,507
	Learning Technologies Group PLC	829,270	963,367
	Micro Focus International PLC	1,571,570	9,062,064
	NCC Group PLC	1,818,657	4,387,032
* Ω	Network International Holdings PLC	234,622	786,143
	Oxford Instruments PLC	362,353	7,173,194
	PayPoint PLC	461,831	3,083,889
	Renishaw PLC	114,971	4,459,073
	RM PLC	358,749	107,008
	Softcat PLC	677,739	8,903,125
	Spectris PLC	462,131	13,964,601
	Spirent Communications PLC	4,065,908	11,826,864
#	Strix Group PLC	162,410	222,980
	TT Electronics PLC	1,084,117	1,690,226
*	Xaar PLC	539,952	1,032,719

TOTAL INFORMATION TECHNOLOGY			98,885,082

MATERIALS — (5.4%)
# *	Accsys Technologies PLC	9,505	6,758
	Anglo Pacific Group PLC	1,234,097	2,084,574
	Breedon Group PLC	2,236,429	1,322,753
	Castings PLC	172,368	537,573
	Centamin PLC	8,251,207	8,277,510
	Central Asia Metals PLC	719,628	1,741,390
*	Elementis PLC	3,385,183	3,384,287
	Essentra PLC	1,720,465	3,474,125
	Ferrexpo PLC	252,415	336,951
Ω	Forterra PLC	1,574,753	4,097,344
	Gem Diamonds Ltd.	413,552	141,944
	Hill & Smith Holdings PLC	549,355	5,552,278
	Hochschild Mining PLC	1,822,730	1,191,180
Ω	Ibstock PLC	2,956,022	5,387,960
	Marshalls PLC	1,374,930	4,474,201
	Pan African Resources PLC	5,216,348	1,020,321
*	Petra Diamonds Ltd.	17,532	20,661
	RHI Magnesita NV	132,739	2,481,013
*	SolGold PLC	1,288,015	217,788
	Synthomer PLC	2,154,069	2,537,699
	Victrex PLC	545,312	10,066,884
	Zotefoams PLC	103,100	291,880

TOTAL MATERIALS			58,647,074

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
REAL ESTATE — (3.2%)
	CLS Holdings PLC	4,103	$6,393
	Foxtons Group PLC	1,351,763	455,933
	Grainger PLC	4,237,552	10,793,864
	Harworth Group PLC	30,381	40,898
	Helical PLC	846,617	3,380,985
*	IWG PLC	4,139,249	5,799,203
	LSL Property Services PLC	445,897	1,300,183
	Phoenix Spree Deutschland Ltd.	15,813	50,971
	Savills PLC	965,499	8,475,238
	Sirius Real Estate Ltd.	3,453,136	2,722,550
	Watkin Jones PLC	961,788	1,626,988

TOTAL REAL ESTATE			34,653,206

UTILITIES — (4.5%)
*	Centrica PLC	15,733,803	12,346,370
Ω	ContourGlobal PLC	186,518	524,036
	Drax Group PLC	2,494,304	16,595,272
	Pennon Group PLC	1,335,176	11,649,702
	Telecom Plus PLC	427,882	8,188,774

TOTAL UTILITIES			49,304,154

TOTAL COMMON STOCKS Cost ($1,407,493,417)			1,077,796,261

			Value†
SECURITIES LENDING COLLATERAL — (1.2%)
@ §	The DFA Short Term Investment Fund	1,164,363	13,469,350

TOTAL INVESTMENTS — (100.0%)
(Cost $1,420,960,124)^^			$1,091,265,611

ADR	American Depositary Receipt
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of September 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$20,139	$39,297,718	—		$39,317,857
Consumer Discretionary	—	170,909,667	$106,267		171,015,934
Consumer Staples	—	76,239,245	—		76,239,245
Energy	—	47,486,000	—		47,486,000
Financials	—	203,572,063	520		203,572,583
Health Care	—	53,133,875	—		53,133,875
Industrials	153,762	245,387,489	—		245,541,251
Information Technology	—	98,885,082	—		98,885,082
Materials	—	58,647,074	—		58,647,074
Real Estate	—	34,653,206	—		34,653,206
Utilities	—	49,304,154	—		49,304,154
Securities Lending Collateral	—	13,469,350	—		13,469,350

TOTAL	$173,901	$1,090,984,923	$106,787	^	$1,091,265,611

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2022

(Unaudited)

		Shares	Value»
COMMON STOCKS — (93.9%)
AUSTRIA — (3.0%)
	Agrana Beteiligungs AG	83,141	$1,148,923
	ANDRITZ AG	444,373	18,805,774
#	AT&S Austria Technologie & Systemtechnik AG	196,167	6,402,637
Ω	BAWAG Group AG	337,202	14,495,733
	CA Immobilien Anlagen AG	86,607	2,574,868
# *	DO & Co. AG	46,272	3,069,813
	EVN AG	246,314	4,101,376
*	FACC AG	144,102	851,186
*	Flughafen Wien AG	12,084	389,632
*	Immofinanz AG	681,828	0
*	Josef Manner & Comp AG	870	87,993
# *	Kapsch TrafficCom AG	29,728	316,983
#	Lenzing AG	86,455	4,690,601
#	Mayr Melnhof Karton AG	56,930	7,331,545
	Oberbank AG	23,479	2,347,240
#	Oesterreichische Post AG	120,333	3,207,516
	Palfinger AG	103,627	1,989,815
#	POLYTEC Holding AG	109,361	484,653
	Porr AG	100,602	884,286
	Raiffeisen Bank International AG	135,980	1,608,742
#	Rosenbauer International AG	21,100	612,115
	Schoeller-Bleckmann Oilfield Equipment AG	73,217	3,199,763
#	Semperit AG Holding	71,506	1,200,005
	Strabag SE	106,594	4,019,532
	Telekom Austria AG	1,164,981	6,726,386
	UBM Development AG	21,002	554,880
	UNIQA Insurance Group AG	993,598	5,864,264
	Vienna Insurance Group AG Wiener Versicherung Gruppe	299,448	6,095,057
	voestalpine AG	578,178	9,794,469
	Wienerberger AG	681,129	13,671,481
	Zumtobel Group AG	155,917	911,592

TOTAL AUSTRIA			127,438,860

BELGIUM — (4.4%)
	Ackermans & van Haaren NV	172,739	21,917,917
*	AGFA-Gevaert NV	1,252,462	3,704,457
	Atenor	22,537	903,712
	Banque Nationale de Belgique	71	60,426
	Barco NV	470,132	10,011,470
	Bekaert SA	256,170	6,449,558
# * Ω	Biocartis Group NV	227,423	192,690
#	bpost SA	371,051	1,988,703
# *	Cie d’Entreprises CFE	49,898	476,349
	Deceuninck NV	480,813	894,092
*	Deme Group NV	49,898	5,171,556
	D’ieteren Group	126,086	17,765,564
	Econocom Group SA	727,792	1,804,614
	Elia Group SA	91,668	10,786,681
	Etablissements Franz Colruyt NV	116,932	2,570,332
# *	Euronav NV	1,350,857	21,072,982
	EVS Broadcast Equipment SA	69,287	1,281,877
	Exmar NV	145,690	1,315,882
	Fagron	316,324	3,886,152
*	Galapagos NV	207,089	8,843,166
	Gimv NV	126,391	5,426,490

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
*	Greenyard NV	2,890	$19,049
#	Immobel SA	23,226	1,013,564
	Ion Beam Applications	136,652	1,607,558
	Jensen-Group NV	20,961	572,658
*	Kinepolis Group NV	94,932	3,518,293
#	Lotus Bakeries NV	2,011	10,297,851
# *	MDxHealth SA	69,016	45,795
	Melexis NV	122,609	8,294,792
# *	Ontex Group NV	391,988	2,105,111
	Picanol	19,584	1,323,884
	Proximus SADP	807,234	8,369,455
	Recticel SA	306,705	4,023,748
#	Roularta Media Group NV	19,318	317,483
	Shurgard Self Storage SA	55,563	2,258,893
	Sipef NV	38,999	2,056,480
	Telenet Group Holding NV	243,024	3,341,238
	TER Beke SA	3,765	327,959
*	Tessenderlo Group SA	205,166	6,030,175
	Van de Velde NV	47,376	1,518,886
	VGP NV	24,918	2,376,711
	Viohalco SA	498,361	1,639,567

TOTAL BELGIUM			187,583,820

CANADA — (0.1%)
*	International Petroleum Corp.	409,767	3,282,276

DENMARK — (6.3%)
*	ALK-Abello AS	918,859	14,481,014
	Alm Brand AS	5,816,051	7,105,769
*	Asetek AS	19,672	21,507
# *	Bang & Olufsen AS	635,976	756,683
	BankNordik P/F	10,800	167,500
# *	Bavarian Nordic AS	457,765	13,290,272
# *	Better Collective AS	79,678	1,005,701
# *	Brodrene Hartmann AS	16,148	459,977
*	Cadeler AS	63,427	194,732
#	cBrain AS	18,289	309,904
	Chemometec AS	81,365	6,154,449
#	Columbus AS	490,087	427,977
	D/S Norden AS	203,501	8,584,943
	Dfds AS	260,309	6,757,818
#	Djurslands Bank AS	6,232	257,977
*	Drilling Company of 1972 AS	95,675	4,566,878
	FLSmidth & Co. AS	319,467	6,919,098
	Fluegger Group AS	4,198	227,309
	GN Store Nord AS	154,481	2,705,956
	GronlandsBANKEN AS	1,125	88,224
	H Lundbeck AS	1,391,862	4,448,677
*	H Lundbeck AS, Class A	14,791	43,949
*	H+H International AS, Class B	131,547	1,721,632
*	Harboes Bryggeri AS, Class B	5,094	44,038
# *	ISS AS	927,711	14,301,773
	Jeudan AS	40,046	1,367,191
*	Jyske Bank AS	445,581	23,189,123
	Lan & Spar Bank	4,895	419,892
	Matas AS	287,314	2,546,815
# * Ω	Netcompany Group AS	70,537	2,358,288
*	Nilfisk Holding AS	154,895	2,682,949
*	NKT AS	285,928	13,499,256

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
DENMARK — (Continued)
# * Ω	NNIT AS	71,567	$495,087
	North Media AS	5,372	47,029
# *	NTG Nordic Transport Group AS, Class A	13,802	342,542
*	Parken Sport & Entertainment AS	13,669	131,792
	Per Aarsleff Holding AS	134,378	3,294,364
	Ringkjoebing Landbobank AS	197,936	20,987,144
	Rockwool AS, Class A	421	66,801
	Rockwool AS, Class B	12,994	2,049,644
	Royal Unibrew AS	312,072	20,220,993
# *	RTX AS	54,444	823,557
Ω	Scandinavian Tobacco Group AS, Class A	455,260	6,604,741
	Schouw & Co. AS	95,182	5,553,187
	SimCorp AS	257,158	14,473,314
	Solar AS, Class B	42,715	2,795,893
	SP Group AS	4,788	131,850
	Spar Nord Bank AS	609,820	6,805,434
	Sparekassen Sjaelland-Fyn AS	1,651	33,224
	Sydbank AS	464,342	12,717,277
	TCM Group AS	2,578	22,340
# *	Tivoli AS	9,878	912,027
	Topdanmark AS	399,560	18,683,982
	UIE PLC	103,360	2,578,422
*	Zealand Pharma AS	217,874	4,948,934

TOTAL DENMARK			265,826,849

FINLAND — (5.3%)
	Aktia Bank Oyj	344,733	3,256,903
#	Alandsbanken Abp, Class B	23,036	705,164
	Alma Media Oyj	133,889	1,041,186
	Apetit Oyj	21,105	208,662
	Aspo Oyj	106,324	767,742
#	Atria Oyj	98,413	858,102
#	Bittium Oyj	204,447	743,289
	Cargotec Oyj, Class B	269,125	8,128,133
	Caverion Oyj	645,461	2,705,325
#	Citycon Oyj	452,512	2,830,389
	Digia Oyj	85,054	489,395
# Ω	Enento Group Oyj	4,290	88,363
# *	Finnair Oyj	4,568,940	1,582,142
#	Fiskars Oyj Abp	215,530	3,125,575
*	F-Secure Oyj	730,842	1,755,225
	Glaston OYJ ABP	9,217	7,991
#	Harvia Oyj	70,873	964,647
#	HKScan Oyj, Class A	234,984	227,579
	Huhtamaki Oyj	643,085	20,451,954
	Ilkka Oyj	58,887	195,302
#	Kamux Corp.	59,097	304,770
	Kemira Oyj	751,311	8,325,059
	Kojamo Oyj	622,080	8,011,782
	Konecranes Oyj	406,382	8,073,802
#	Lassila & Tikanoja Oyj	219,184	2,136,873
	Marimekko Oyj	32,944	279,420
	Metsa Board Oyj, Class B	1,216,871	8,845,127
	Metso Outotec Oyj	182,863	1,212,669
*	Multitude SE	31,745	68,367
	Musti Group Oyj	68,620	1,191,614
	Nokian Renkaat Oyj	804,384	7,743,392
	Olvi Oyj, Class A	99,753	3,076,718
	Oma Saastopankki Oyj	8,486	144,676

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Oriola Oyj, Class A	6,054	$10,922
	Oriola Oyj, Class B	880,807	1,539,980
	Orion Oyj, Class B	719,045	30,277,150
	Outokumpu Oyj	2,443,351	8,367,088
	Pihlajalinna Oyj	80,774	730,408
#	Ponsse Oyj	71,199	1,721,671
# *	QT Group Oyj	56,665	2,147,854
	Raisio Oyj, Class V	985,362	1,815,919
	Rapala VMC Oyj	116,693	502,556
	Revenio Group Oyj	141,280	5,242,872
# Ω	Rovio Entertainment Oyj	42,808	238,005
	Sanoma Oyj	722,281	8,660,550
	Taaleri Oyj	8,120	72,804
#	Talenom Oyj	7,120	61,010
	Teleste Oyj	52,966	171,404
Ω	Terveystalo Oyj	139,213	1,124,097
	TietoEVRY Oyj	552,526	12,502,498
#	Tokmanni Group Corp.	348,970	3,805,962
	Uponor Oyj	391,564	5,145,720
	Vaisala Oyj, Class A	125,217	4,584,910
	Valmet Oyj	1,009,230	20,402,814
#	Verkkokauppa.com Oyj	13,945	41,635
# *	Viking Line Abp	11,073	133,950
#	Wartsila OYJ Abp	1,387,620	8,863,993
# *	WithSecure Oyj	730,842	1,147,629
#	YIT Oyj	1,226,667	3,438,562

TOTAL FINLAND			222,299,300

FRANCE — (10.1%)
	ABC arbitrage	185,857	1,166,161
*	Air France-KLM	1,207,794	1,521,053
	AKWEL	68,408	979,960
# Ω	ALD SA	123,912	1,142,205
	Altamir	136,094	3,043,738
	Alten SA	122,507	13,462,272
	Assystem SA	61,561	2,121,623
# *	Atos SE	337,963	2,671,719
	Aubay	52,444	2,234,517
#	Axway Software SA	38,973	646,532
#	Bastide le Confort Medical	18,680	522,287
	Beneteau SA	251,906	2,585,998
#	Bigben Interactive	101,428	1,035,298
	Boiron SA	38,341	1,660,624
#	Bonduelle SCA	104,339	1,154,210
* ††	Bourbon Corp.	28,851	0
	Burelle SA	833	369,954
# *	Casino Guichard Perrachon SA	265,777	2,486,215
	Catana Group	47,853	258,065
#	Catering International Services	12,144	103,256
#	Cegedim SA	41,911	582,307
*	CGG SA	4,492,509	3,121,425
#	Chargeurs SA	144,516	1,665,640
*	Cie des Alpes	137,830	1,659,222
	Cie Plastic Omnium SA	411,439	5,394,383
# *	Claranova SE	66,462	173,480
*	Coface SA	765,331	7,313,477
	Derichebourg SA	739,624	2,947,073
*	Ekinops SAS	7,393	45,440
	Electricite de Strasbourg SA	21,112	1,879,033

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
# * Ω	Elior Group SA	767,831	$1,399,621
	Elis SA	1,251,812	12,621,040
	Equasens	8,599	510,563
	Eramet SA	79,089	6,225,180
# *	Esso SA Francaise	4,117	179,987
	Etablissements Maurel et Prom SA	385,475	1,501,409
	Eurazeo SE	95,593	4,988,176
	Eutelsat Communications SA	1,264,009	9,763,472
	Exel Industries, Class A	10,459	358,771
*	Faurecia SE	784,980	8,497,263
	Fnac Darty SA	96,249	2,660,401
*	Gaumont SA	10,715	1,059,633
	Gaztransport Et Technigaz SA	161,171	17,771,262
#	GEA	2,433	190,363
*	Genfit	11,113	41,175
*	GL Events	58,364	849,664
	Groupe Crit	22,187	1,215,220
*	Groupe Gorge SA	4,320	71,150
	Groupe SFPI	21,754	44,627
	Guerbet	41,961	663,911
#	Guillemot Corp.	2,527	29,858
#	Haulotte Group SA	73,020	189,860
	HEXAOM	15,908	260,987
*	ID Logistics Group	14,970	3,677,829
	Imerys SA	231,218	6,974,485
	Infotel SA	637	29,863
# *	Innate Pharma SA	15,558	31,749
	IPSOS	296,328	13,242,649
	Jacquet Metals SACA	93,637	1,165,641
*	JCDecaux SA	271,301	3,183,273
#	Kaufman & Broad SA	123,411	2,418,414
	Korian SA	474,465	4,835,758
	Laurent-Perrier	13,997	1,318,477
#	Lectra	150,063	4,156,768
	Linedata Services	16,071	546,406
	LISI	124,665	2,180,813
#	LNA Sante SA	33,206	940,559
# Ω	Maisons du Monde SA	178,143	1,399,375
	Manitou BF SA	69,984	1,121,404
	Manutan International	15,102	890,618
	Mersen SA	128,079	3,546,951
	Metropole Television SA	253,936	3,065,726
# *	Nacon SA	44,739	178,792
# Ω	Neoen SA	24,981	832,509
	Nexans SA	198,522	17,672,041
	Nexity SA	309,173	6,276,694
# *	Nicox	145,865	245,420
	NRJ Group	87,189	536,724
#	Oeneo SA	128,172	1,853,556
*	OL Groupe SA	10,735	29,651
# *	Onxeo SA	48,958	11,207
# *	Orpea SA	45,620	498,247
#	Plastiques Du Val De Loire	14,341	50,928
*	Prodways Group SA	6,480	20,258
	Quadient SA	220,547	3,052,604
# *	Rallye SA	6,989	18,202
# * ††	Recylex SA	102,008	34,641
	Rexel SA	1,687,054	25,283,464
	Robertet SA	1,340	1,074,660

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Rothschild & Co.	141,560	$4,627,305
	Rubis SCA	601,544	12,518,237
#	Samse SA	7,930	1,310,469
	Savencia SA	35,032	1,749,634
	SCOR SE	685,317	9,907,885
	SEB SA	11,233	706,565
	Seche Environnement SA	21,328	1,584,353
	SES SA	1,742,482	9,543,907
* Ω	SMCP SA	71,339	356,596
	Societe BIC SA	178,902	11,347,882
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	37,677	3,118,386
	Societe pour l’Informatique Industrielle	56,188	2,362,745
*	SOITEC	134,940	15,407,925
# *	Solocal Group	681,417	516,188
	Somfy SA	88,329	8,186,076
	Sopra Steria Group SACA	120,286	15,218,276
	SPIE SA	887,677	18,593,058
# * Ω	SRP Groupe SA	56,827	66,493
	Stef SA	25,714	1,884,555
	Sword Group	37,202	1,324,488
	Synergie SE	67,143	1,567,026
	Technicolor Creative Studios SA	81,942	156,599
	Technip Energies NV	356,282	4,037,659
#	Television Francaise 1	412,012	2,353,744
#	TFF Group	9,347	309,114
	Thermador Groupe	37,127	2,468,561
#	Tikehau Capital SCA	30,080	727,878
	Totalenergies EP Gabon	4,026	590,545
	Trigano SA	62,717	5,507,099
*	Ubisoft Entertainment SA	240,260	6,602,950
#	Union Financiere de France BQE SA	18,515	231,965
	Valeo SA	674,236	10,187,609
*	Vallourec SA	577,711	5,536,063
*	Vantiva SA	81,942	82,030
Ω	Verallia SA	186,585	4,194,761
#	Vetoquinol SA	15,514	1,213,121
	Vicat SA	115,287	2,589,108
	VIEL & Cie SA	156,945	872,089
	Vilmorin & Cie SA	35,845	1,403,269
	Virbac SA	28,641	7,450,122
# *	Voltalia SA	10,574	185,375
	Vranken-Pommery Monopole SA	16,787	264,591
	Wavestone	9,891	426,099
* Ω	X-Fab Silicon Foundries SE	168,469	834,257
*	Xilam Animation SA	415	13,018

TOTAL FRANCE			427,572,791

GERMANY — (13.3%)
	1&1 AG	253,564	3,359,134
	7C Solarparken AG	139,107	630,372
*	Aareal Bank AG	523,741	16,514,628
	Adesso SE	7,240	728,008
# * Ω	ADLER Group SA	14,952	30,396
	AIXTRON SE	405,671	9,758,126
	All for One Group SE	4,503	196,740
	Allgeier SE	58,776	1,542,331
	Amadeus Fire AG	10,417	850,322
#	Aroundtown SA	432,156	946,293
	Atoss Software AG	16,166	1,801,796

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Aurubis AG	287,683	$15,018,398
# * Ω	Auto1 Group SE	4,816	30,110
#	Basler AG	108,156	2,456,470
# *	Bauer AG	99,166	620,702
#	BayWa AG	105,190	4,201,522
	BayWa AG	124	6,271
#	Bechtle AG	79,895	2,872,135
Ω	Befesa SA	88,473	2,684,921
	Bertrandt AG	38,449	1,255,742
# *	bet-at-home.com AG	21,522	93,152
*	Bijou Brigitte AG	23,422	706,618
#	Bilfinger SE	207,655	5,198,164
# *	Borussia Dortmund GmbH & Co. KGaA	665,682	2,154,407
	CANCOM SE	253,430	5,980,142
#	CECONOMY AG	1,120,535	1,301,846
	CENIT AG	57,781	728,668
	Cewe Stiftung & Co. KGAA	45,952	3,337,717
	CompuGroup Medical SE & Co. KgaA	192,725	6,648,707
	CropEnergies AG	187,944	2,254,558
*	CTS Eventim AG & Co. KGaA	103,611	4,262,751
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	593,664
	Dermapharm Holding SE	78,722	2,855,137
#	Deutsche Beteiligungs AG	115,972	2,441,373
Ω	Deutsche Pfandbriefbank AG	1,147,894	7,899,681
	Deutz AG	1,013,867	3,139,156
	DIC Asset AG	383,365	2,902,508
	DMG Mori AG	4,496	180,870
#	Dr Hoenle AG	35,520	501,925
	Draegerwerk AG & Co. KGaA	20,476	754,028
#	Duerr AG	393,605	8,184,547
Ω	DWS Group GmbH & Co. KGaA	4,604	109,595
#	Eckert & Ziegler Strahlen- und Medizintechnik AG	102,697	3,411,284
	EDAG Engineering Group AG	51,353	506,546
	Elmos Semiconductor SE	7,537	283,794
	ElringKlinger AG	192,671	1,106,499
	Encavis AG	489,249	8,744,302
#	Energiekontor AG	14,122	1,150,851
*	Evotec SE	7,644	132,897
	Fabasoft AG	509	8,140
#	Fielmann AG	154,321	4,952,634
# *	flatexDEGIRO AG	93,420	831,597
*	Fraport AG Frankfurt Airport Services Worldwide	208,969	7,514,241
	Freenet AG	1,042,536	19,757,552
	Fuchs Petrolub SE	115,255	2,539,776
	GEA Group AG	162,315	5,252,993
	Gerresheimer AG	240,843	11,759,361
	Gesco AG	55,404	1,185,925
	GFT Technologies SE	168,983	5,028,687
*	GK Software SE	581	61,831
*	Global Fashion Group SA	76,275	83,138
#	Grand City Properties SA	814,875	8,074,691
#	GRENKE AG	9,184	167,159
*	H&R GmbH & Co. KGaA	71,674	396,285
	Hamburger Hafen und Logistik AG	189,581	2,060,612
	Hawesko Holding AG	313	10,590
# *	Heidelberger Druckmaschinen AG	1,919,276	2,158,496
# *	HelloFresh SE	125,989	2,637,190
	Hensoldt AG	94,204	1,880,820
*	Highlight Communications AG	98,406	361,095

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Hochtief AG	45,150	$2,137,199
	Hornbach Holding AG & Co. KGaA	56,348	3,534,068
	HUGO BOSS AG	426,713	19,868,105
# *	Hypoport SE	7,011	618,850
	Indus Holding AG	138,578	2,461,286
Ω	Instone Real Estate Group SE	41,523	343,285
	IVU Traffic Technologies AG	51,403	635,451
	Jenoptik AG	405,384	7,980,259
# Ω	JOST Werke AG	7,900	275,440
	K&S AG	1,430,163	27,082,990
	KION Group AG	56,863	1,088,992
	Kloeckner & Co. SE	506,896	3,867,305
#	Knaus Tabbert AG	1,753	45,833
# *	Koenig & Bauer AG	89,315	986,554
#	Kontron AG	346,499	4,892,685
	Krones AG	112,799	9,912,847
	KSB SE & Co. KGaA	3,293	1,127,930
	KWS Saat SE & Co. KGaA	83,735	4,625,621
	Lanxess AG	577,941	16,819,151
	LEG Immobilien SE	29,040	1,733,386
#	Leifheit AG	60,643	788,963
# *	Leoni AG	176,283	1,054,493
# *	Manz AG	25,896	642,316
*	Mediclin AG	82,946	249,644
*	Medigene AG	116,971	248,649
*	METRO AG	779,886	5,436,585
	MLP SE	440,536	2,241,878
# *	Nagarro SE	61,364	5,391,360
#	New Work SE	20,199	2,416,097
	Nexus AG	99,836	4,658,230
# *	Nordex SE	967,673	7,624,904
	Norma Group SE	219,343	2,954,271
	OHB SE	38,571	1,143,387
	Patrizia SE	348,340	3,598,277
	Pfeiffer Vacuum Technology AG	48,041	5,920,513
#	PNE AG	491,579	8,496,257
	Progress-Werk Oberkirch AG	8,558	197,837
#	ProSiebenSat.1 Media SE	1,391,977	9,862,095
#	PSI Software AG	70,343	1,340,117
*	PVA TePla AG	86,836	1,256,800
*	q.beyond AG	765,281	567,027
*	R Stahl AG	14,952	170,732
	Rational AG	40	19,373
	Rheinmetall AG	211,394	32,547,796
	SAF-Holland SE	337,211	2,019,772
#	Salzgitter AG	264,670	5,011,913
	Schloss Wachenheim AG	6,929	113,502
# Ω	Scout24 SE	302,097	15,138,200
	Secunet Security Networks AG	8,338	1,488,357
# *	SGL Carbon SE	337,757	1,957,433
	Siltronic AG	146,283	8,249,694
	Sixt SE	96,820	7,701,139
*	SMA Solar Technology AG	59,742	2,770,649
*	SNP Schneider-Neureither & Partner SE	3,170	47,608
	Softing AG	14,914	80,229
#	Software AG	393,922	8,981,388
	Stabilus SE	175,916	7,734,374
	STRATEC SE	33,736	2,681,003
	Stroeer SE & Co. KGaA	203,324	7,658,280

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Suedzucker AG	526,208	$6,360,665
#	SUESS MicroTec SE	148,771	1,430,898
	Surteco Group SE	47,139	874,677
#	Synlab AG	13,980	172,876
#	TAG Immobilien AG	1,209,596	9,653,233
#	Takkt AG	250,065	2,306,583
# * Ω	TeamViewer AG	509,264	3,930,250
	Technotrans SE	46,673	1,144,164
# *	thyssenkrupp AG	1,876,072	7,948,885
	Traffic Systems SE	37,280	619,535
	United Internet AG	61,137	1,142,886
# *	va-Q-tec AG	2,370	23,111
#	Varta AG	24,311	689,368
	VERBIO Vereinigte BioEnergie AG	169,400	9,995,816
*	Vitesco Technologies Group AG, Class A	10,364	503,866
	Vossloh AG	76,106	2,308,393
	Wacker Chemie AG	16,328	1,678,618
	Wacker Neuson SE	227,890	2,975,737
#	Washtec AG	86,629	2,736,827
# *	Westwing Group SE	41,567	226,201
	Wuestenrot & Wuerttembergische AG	119,837	1,595,262
	Zeal Network SE	53,966	1,388,013

TOTAL GERMANY			559,996,860

GREECE — (0.0%)
* ††	Alfa Alfa Energy SA	3,810	0
* ††	Neorion Holdings SA	14,991	0

IRELAND — (1.5%)
	AIB Group PLC	885,140	2,154,075
	Bank of Ireland Group PLC	6,339,548	40,661,759
	Cairn Homes PLC	1,908,875	1,544,201
*	Dalata Hotel Group PLC	287,904	795,778
*	Datalex PLC	37	20
	FBD Holdings PLC	142,812	1,407,549
	Glanbia PLC	1,151,741	13,277,513
* Ω	Glenveagh Properties PLC	957,454	833,113
	Irish Continental Group PLC	820,853	3,130,362
*	Permanent TSB Group Holdings PLC	268,168	411,677

TOTAL IRELAND			64,216,047

ISRAEL — (3.9%)
#	Adgar Investment & Development Ltd.	105,459	187,201
	Afcon Holdings Ltd.	3,064	152,953
	AFI Properties Ltd.	100,052	3,563,475
	Africa Israel Residences Ltd.	13,924	603,108
*	Airport City Ltd.	138,455	2,190,585
# *	Allot Ltd.	189,485	720,183
#	Alrov Properties & Lodgings Ltd.	49,832	2,987,089
	Arad Ltd.	28,474	347,724
	Ashtrom Group Ltd.	119,017	2,491,472
	AudioCodes Ltd.	25,159	543,692
	Aura Investments Ltd.	334,602	574,252
	Automatic Bank Services Ltd.	11,760	51,098
*	Avgol Industries 1953 Ltd.	468,925	291,246
	Azorim-Investment Development & Construction Co. Ltd.	575,905	1,985,531
# *	Bet Shemesh Engines Holdings 1997 Ltd.	30,236	713,621
	Blue Square Real Estate Ltd.	37,333	2,261,902

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	Brack Capital Properties NV	18,347	$2,110,937
# *	Brainsway Ltd.	17,217	32,480
*	Camtek Ltd.	23,329	539,791
	Carasso Motors Ltd.	132,164	723,032
*	Cellcom Israel Ltd.	497,683	2,524,334
*	Ceragon Networks Ltd.	266,244	489,889
*	Clal Insurance Enterprises Holdings Ltd.	321,004	5,427,319
# *	Compugen Ltd.	113,943	85,591
#	Danel Adir Yeoshua Ltd.	24,002	2,510,037
#	Delek Automotive Systems Ltd.	260,248	3,513,538
*	Delek Group Ltd.	44,438	7,015,531
	Delta Galil Industries Ltd.	75,453	3,485,910
	Dor Alon Energy in Israel 1988 Ltd.	17,532	579,907
	Duniec Brothers Ltd.	1,364	72,746
#	Electra Consumer Products 1970 Ltd.	43,403	1,574,659
	Electra Ltd.	8,553	4,785,229
	Electra Real Estate Ltd.	44,441	593,407
*	Ellomay Capital Ltd.	2,597	53,285
	Energix-Renewable Energies Ltd.	79,976	310,573
# *	Enlight Renewable Energy Ltd.	2,452,916	5,169,628
# *	Equital Ltd.	130,022	3,787,664
*	Fattal Holdings 1998 Ltd.	6,068	586,411
	FMS Enterprises Migun Ltd.	19,186	603,068
	Formula Systems 1985 Ltd.	63,943	5,193,098
	Formula Systems 1985 Ltd., Sponsored ADR	640	51,712
	Fox Wizel Ltd.	48,354	5,475,700
	Gav-Yam Lands Corp. Ltd.	423,939	3,487,842
# *	Gilat Satellite Networks Ltd.	236,247	1,232,027
# *	Hagag Group Real Estate Development	16,780	88,824
	Harel Insurance Investments & Financial Services Ltd.	454,879	3,998,440
	Hilan Ltd.	106,225	5,673,728
	IDI Insurance Co. Ltd.	47,574	1,284,220
	IES Holdings Ltd.	1,354	101,016
	Ilex Medical Ltd.	4,067	93,165
#	Infinya Ltd.	21,885	2,029,595
	Inrom Construction Industries Ltd.	367,899	1,451,123
	Isracard Ltd.	144,925	397,260
#	Israel Canada T.R Ltd.	220,206	729,944
#	Israel Land Development—Urban Renewal Ltd.	76,173	1,042,182
	Isras Investment Co. Ltd.	5,893	1,077,665
	Issta Lines Ltd.	16,402	423,049
# *	Kamada Ltd.	212,977	942,224
	Kardan Real Estate Enterprise & Development Ltd.	24,718	25,375
	Kenon Holdings Ltd.	92,992	3,164,850
	Kerur Holdings Ltd.	33,018	762,608
	Klil Industries Ltd.	5,696	462,564
	Lahav L.R. Real Estate Ltd.	9,407	10,730
	Levinstein Properties Ltd.	377	9,529
	M Yochananof & Sons Ltd.	5,479	312,718
	Magic Software Enterprises Ltd.	152,541	2,361,919
#	Malam — Team Ltd.	10,222	223,198
	Matrix IT Ltd.	233,856	5,287,815
	Max Stock Ltd.	7,391	10,740
#	Maytronics Ltd.	165,369	2,039,088
#	Mediterranean Towers Ltd.	434,044	1,243,813
	Mega Or Holdings Ltd.	85,860	2,491,400
*	Mehadrin Ltd.	1,666	68,028
	Meitav Investments House Ltd.	132,413	494,510
*	Menora Mivtachim Holdings Ltd.	186,995	3,580,740

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Meshulam Levinstein Contracting & Engineering Ltd.	310	$23,708
	Migdal Insurance & Financial Holdings Ltd.	2,008,915	2,669,209
#	Mivtach Shamir Holdings Ltd.	30,255	712,069
	Mizrahi Tefahot Bank Ltd.	1	36
# *	Naphtha Israel Petroleum Corp. Ltd.	244,337	1,276,880
	Nawi Brothers Ltd.	68,328	504,009
*	Neto Malinda Trading Ltd.	4,663	143,793
	Neto ME Holdings Ltd.	12,167	519,200
*	Nova Ltd.	7,818	671,446
	Novolog Ltd.	200,415	165,982
*	NR Spuntech Industries Ltd.	76,176	87,632
	Oil Refineries Ltd.	12,221,338	4,169,364
	One Software Technologies Ltd.	48,820	737,330
*	OPC Energy Ltd.	76,073	845,977
	Palram Industries 1990 Ltd.	1,112	12,090
*	Partner Communications Co. Ltd.	859,128	6,190,910
*	Paz Oil Co. Ltd.	61,942	6,769,498
*	Perion Network Ltd.	101,332	1,936,441
#	Plasson Industries Ltd.	21,191	1,007,600
	Prashkovsky Investments & Construction Ltd.	10,063	284,046
# *	Priortech Ltd.	9,623	199,360
#	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	52,258	3,744,926
	Retailors Ltd.	1,167	24,077
#	Scope Metals Group Ltd.	47,147	2,047,921
	Shufersal Ltd.	55,211	345,208
	Summit Real Estate Holdings Ltd.	222,691	3,113,309
	Suny Cellular Communication Ltd.	312,529	157,805
	Tadiran Group Ltd.	16,763	2,352,199
# Ω	Tamar Petroleum Ltd.	38,322	127,626
#	Tel Aviv Stock Exchange Ltd.	21,464	110,812
*	Tera Light Ltd.	87,259	155,281
#	Tiv Taam Holdings 1 Ltd.	39,749	84,841
*	Victory Supermarket Chain Ltd.	5,213	69,778
	YH Dimri Construction & Development Ltd.	17,878	1,208,528

TOTAL ISRAEL			166,031,428

ITALY — (8.1%)
	A2A SpA	10,137,181	9,847,806
	ACEA SpA	380,238	4,128,198
*	Aeffe SpA	177,250	191,793
Ω	Anima Holding SpA	2,011,541	5,709,598
	Aquafil SpA	83,333	447,019
	Arnoldo Mondadori Editore SpA	1,122,764	1,678,365
	Ascopiave SpA	477,634	985,321
*	Autogrill SpA	102,824	631,308
	Autostrade Meridionali SpA	3,917	137,866
#	Avio SpA	110,432	990,412
	Azimut Holding SpA	813,168	11,598,445
#	Banca Generali SpA	462,600	12,829,568
	Banca IFIS SpA	251,013	2,771,690
	Banca Mediolanum SpA	891,514	5,582,784
	Banca Popolare di Sondrio SPA	3,275,345	10,814,687
	Banca Profilo SpA	1,711,765	319,500
Ω	Banca Sistema SpA	414,926	558,615
	Banco BPM SpA	10,252,032	26,807,205
	Banco di Desio e della Brianza SpA	241,954	645,894
	Be Shaping The Future SpA	533,191	1,788,010
Ω	BFF Bank SpA	706,708	4,693,931
	Biesse SpA	11,036	122,161

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ITALY — (Continued)
	BPER Banca	7,525,929	$11,534,234
	Brembo SpA	860,785	7,100,878
	Brunello Cucinelli SpA	248,717	12,028,230
	Buzzi Unicem SpA	651,090	9,210,376
	Cairo Communication SpA	601,468	826,680
Ω	Carel Industries SpA	36,488	679,024
	Cementir Holding NV	361,114	1,967,710
*	CIR SpA-Compagnie Industriali	2,423,159	936,217
#	Credito Emiliano SpA	616,798	3,478,776
*	d’Amico International Shipping SA	2,548,506	591,534
	Danieli & C Officine Meccaniche SpA	98,559	1,175,174
#	Danieli & C Officine Meccaniche SpA	104,538	1,768,733
	Datalogic SpA	16,509	104,650
	De’ Longhi SpA	398,689	5,827,511
	DeA Capital SpA	697,876	684,067
#	Digital Bros SpA	37,586	824,760
Ω	doValue SpA	80,786	425,650
*	Elica SpA	166,709	390,911
	Emak SpA	565,182	492,358
* Ω	Enav SpA	335,472	1,220,726
	ERG SpA	402,758	11,086,939
	Esprinet SpA	227,113	1,376,843
*	Eurotech SpA	207,209	571,438
#	Fila SpA	145,425	993,794
# *	Fincantieri SpA	3,504,948	1,587,662
# * ††	Finmatica SpA	5,960	0
*	FNM SpA	1,412,345	584,161
	Gefran SpA	35,925	256,904
# *	Geox SpA	356,231	252,080
	GPI SpA	16,644	210,046
	Gruppo MutuiOnline SpA	172,390	3,373,270
# * Ω	GVS SpA	11,552	67,465
	Hera SpA	5,590,996	11,880,178
	IMMSI SpA	1,372,199	497,375
	Interpump Group SpA	52,738	1,705,652
	Iren SpA	4,667,503	6,153,012
	Italgas SpA	3,535,826	16,419,495
	Italmobiliare SpA	77,432	1,776,119
*	Iveco Group NV	87,854	414,287
	IVS Group SA	140,888	516,027
# *	Juventus Football Club SpA	3,442,187	967,855
*	KME Group SpA	1,885,608	900,470
	Leonardo SpA	2,965,480	20,996,783
	LU-VE SpA	5,064	104,673
#	Maire Tecnimont SpA	1,261,206	2,955,109
# * ††	Mariella Burani Fashion Group SpA	22,744	0
	MFE-MediaForEurope NV, Class A	7,493,411	2,194,686
#	MFE-MediaForEurope NV, Class B	3,057,306	1,345,485
*	Newlat Food SpA	22,549	110,014
	Openjobmetis SpA agenzia per il lavoro	63,079	463,319
	Orsero SpA	19,188	274,926
# Ω	OVS SpA	1,486,934	2,461,352
	Pharmanutra SpA	4,175	269,382
	Piaggio & C SpA	1,327,755	2,673,469
Ω	Pirelli & C SpA	2,538,628	8,268,701
#	Prima Industrie SpA	33,228	798,978
Ω	RAI Way SpA	618,828	2,824,511
	Reply SpA	147,173	15,329,370
	Rizzoli Corriere Della Sera Mediagroup SpA	956,821	615,652

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Sabaf SpA	63,964	$1,042,817
#	SAES Getters SpA	900	17,584
*	Safilo Group SpA	220,553	274,975
#	Salvatore Ferragamo SpA	170,677	2,395,062
	Sanlorenzo SpA/Ameglia	2,695	86,513
*	Saras SpA	4,182,418	3,976,104
	Sesa SpA	57,481	6,223,001
# *	Sogefi SpA	356,185	246,482
	SOL SpA	225,916	3,466,878
*	Spaxs SpA	218,758	1,472,600
	Tamburi Investment Partners SpA	858,326	5,502,490
# Ω	Technogym SpA	848,966	5,289,306
*	Telecom Italia SpA	4,998,718	924,597
# *	Tesmec SpA	313,747	36,098
	Tinexta SpA	138,460	2,562,509
# *	Tiscali SpA	25,776	15,369
# *	Tod’s SpA	69,081	2,813,289
*	TXT e-solutions SpA	73,775	806,455
# Ω	Unieuro SpA	145,452	1,453,306
	Unipol Gruppo SpA	3,175,802	12,334,713
	UnipolSai Assicurazioni SpA	42,994	89,166
#	Webuild SpA	1,307,308	1,593,032
	Wiit SpA	2,345	31,864
#	Zignago Vetro SpA	187,606	2,023,901

TOTAL ITALY			342,503,968

NETHERLANDS — (5.6%)
	Aalberts NV	686,131	22,376,804
	Acomo NV	40,189	734,324
*	AFC Ajax NV	13,955	164,276
* Ω	Alfen Beheer BV	63,967	5,857,894
	AMG Advanced Metallurgical Group NV	214,731	4,826,995
	APERAM SA	322,482	7,609,986
	Arcadis NV	533,103	17,350,521
	ASR Nederland NV	737,434	28,349,087
*	Avantium NV	12,128	38,092
Ω	B&S Group Sarl	10,048	44,191
# * Ω	Basic-Fit NV	294,493	8,842,894
	BE Semiconductor Industries NV	405,420	17,356,169
#	Beter Bed Holding NV	27,380	81,207
	Brunel International NV	155,477	1,297,419
	Corbion NV	390,957	9,725,410
Ω	Flow Traders	226,947	4,276,163
#	ForFarmers NV	214,677	495,857
*	Fugro NV	567,199	5,742,848
	Heijmans NV	167,350	1,558,938
*	Hunter Douglas NV	1,468	251,253
* Ω	Intertrust NV	472,154	9,033,832
	Kendrion NV	97,269	1,307,308
*	Koninklijke BAM Groep NV	1,821,442	4,475,173
	Koninklijke Vopak NV	305,260	5,554,105
* Ω	Lucas Bols NV	24,022	234,908
	Nedap NV	33,400	1,755,501
#	OCI NV	554,235	20,291,415
	Ordina NV	637,656	2,367,521
# *	Pharming Group NV	1,219,229	1,262,443
#	PostNL NV	3,793,338	6,345,981
	SBM Offshore NV	1,043,174	13,090,702
# * Ω	Shop Apotheke Europe NV	6,333	254,600

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
#	SIF Holding NV	34,182	$322,142
Ω	Signify NV	711,679	18,316,746
	Sligro Food Group NV	155,268	2,002,640
# * ††	SRH NV	705,718	0
	TKH Group NV	271,678	8,801,234
# *	TomTom NV	465,526	3,321,060
	Van Lanschot Kempen NV	158,577	3,052,577
*	Vivoryon Therapeutics NV	5,400	48,409

TOTAL NETHERLANDS			238,818,625

NORWAY — (2.3%)
	2020 Bulkers Ltd.	65,237	510,650
	ABG Sundal Collier Holding ASA	2,506,062	1,271,056
	AF Gruppen ASA	877	11,166
# *	Akastor ASA	805,820	639,157
# *	Aker BioMarine ASA	10,134	41,673
*	Aker Carbon Capture ASA	136,636	174,698
	Aker Solutions ASA	1,516,028	5,270,890
	American Shipping Co. ASA	255,057	819,636
*	ArcticZymes Technologies ASA	77,341	512,179
	Atea ASA	366,976	3,260,539
# *	Atlantic Sapphire ASA	67,633	68,444
Ω	Avance Gas Holding Ltd.	19,594	97,243
# *	Axactor ASA	839,168	416,366
	B2Holding ASA	1,548,196	1,062,188
	Belships ASA	332,823	414,727
*	Bergenbio ASA	51,404	29,181
	Bonheur ASA	144,049	4,083,178
	Borregaard ASA	468,125	5,526,632
	Bouvet ASA	66,121	330,142
# *	BW Energy Ltd.	352,705	697,775
Ω	BW LPG Ltd.	648,398	4,718,568
	BW Offshore Ltd.	753,331	1,584,342
*	Cloudberry Clean Energy ASA	19,690	20,910
# * Ω	Crayon Group Holding ASA	167,540	1,301,556
	DNO ASA	3,131,136	3,551,286
Ω	Elmera Group ASA	3,917	5,558
	Elopak ASA	6,452	11,535
Ω	Europris ASA	1,169,092	5,846,996
#	FLEX LNG Ltd.	217,648	6,917,552
#	Frontline Ltd.	475,587	5,236,968
#	Golden Ocean Group Ltd.	10,454	78,179
	Grieg Seafood ASA	350,555	2,371,062
	Hafnia Ltd.	262,985	1,070,066
# *	Hexagon Composites ASA	714,855	1,558,259
	Hunter Group ASA	384,083	76,624
# *	IDEX Biometrics ASA	1,011,211	69,976
# *	Kahoot! ASA	241,389	449,545
# Ω	Kid ASA	35,988	242,568
#	Kitron ASA	515,690	890,661
Ω	Klaveness Combination Carriers ASA	2,957	16,608
*	Komplett Bank ASA	33,724	15,745
*	Kongsberg Automotive ASA	4,586,574	910,781
*	LINK Mobility Group Holding ASA	51,820	32,598
*	Magnora ASA	118,220	235,646
*	Magseis Fairfield ASA	110,201	78,385
	Medistim ASA	2,163	41,160
#	MPC Container Ships ASA	1,639,898	2,734,479
Ω	Multiconsult ASA	2,534	30,784

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NORWAY — (Continued)
*	Next Biometrics Group AS	61,890	$22,101
# *	Nordic Nanovector ASA	376,386	38,854
* Ω	Norske Skog ASA	249,340	1,259,082
*	Northern Ocean Ltd.	60,674	50,575
*	Norway Royal Salmon ASA	93,951	1,281,001
*	Norwegian Air Shuttle ASA	751,099	500,720
*	Norwegian Energy Co. ASA	14,230	458,020
*	NRC Group ASA	38,228	61,870
*	Odfjell Drilling Ltd.	645,965	1,405,931
	Odfjell SE, Class A	140,676	809,525
*	Odfjell Technology Ltd.	97,767	198,088
	OKEA ASA	66,689	220,784
Ω	Okeanis Eco Tankers Corp.	16,989	232,516
	Olav Thon Eiendomsselskap ASA	75,802	1,251,291
	Otello Corp. ASA	27,272	20,764
*	Panoro Energy ASA	33,298	80,937
	Pareto Bank ASA	47,843	192,011
# *	PGS ASA	3,070,778	1,766,350
*	PhotoCure ASA	18,163	151,883
* Ω	poLight ASA	4,600	8,973
# *	Prosafe SE	6,125	100,394
	Protector Forsikring ASA	438,078	4,515,145
*	Q-Free ASA	32,883	18,003
# *	REC Silicon ASA	1,976,404	3,304,969
*	SD Standard ETC PLC	271,994	41,117
	Selvaag Bolig ASA	325,020	948,272
* Ω	Shelf Drilling Ltd.	124,843	175,890
*	Siem Offshore, Inc.	10,249	8,817
*	Solstad Offshore ASA	29,716	46,871
	Sparebank 1 Oestlandet	25,056	247,329
	SpareBank 1 Sorost-Norge	1,788	8,320
	Stolt-Nielsen Ltd.	192,640	3,823,904
	TGS ASA	286,682	3,503,929
	Treasure ASA	316,195	461,213
# *	Ultimovacs ASA	24,075	132,809
	Veidekke ASA	640,408	4,790,616
*	Volue ASA	168	455
	Wilh Wilhelmsen Holding ASA, Class A	68,304	1,221,978
# Ω	XXL ASA	787,885	322,366

TOTAL NORWAY			99,019,590

PORTUGAL — (0.9%)
#	Altri SGPS SA	520,559	2,628,626
#	Banco Comercial Portugues SA, Class R	50,126,117	5,964,204
* ††	Banco Espirito Santo SA	4,777,921	0
	Corticeira Amorim SGPS SA	116,151	1,033,725
#	CTT-Correios de Portugal SA	728,492	1,932,900
*	Greenvolt-Energias Renovaveis SA	125,818	1,061,686
#	Ibersol SGPS SA	52,494	269,636
#	Mota-Engil SGPS SA	641,747	662,432
	Navigator Co. SA	1,800,273	6,133,965
#	NOS SGPS SA	1,562,222	5,113,879
#	Novabase SGPS SA	72,649	303,902
	REN—Redes Energeticas Nacionais SGPS SA	2,950,023	6,974,810
	Sonae SGPS SA	6,829,681	5,508,545

TOTAL PORTUGAL			37,588,310

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SOUTH AFRICA — (0.0%)
# Ω	Scatec ASA	93,593	$640,065

SPAIN — (5.7%)
	Acerinox SA	1,095,358	8,710,708
# * ††	Adveo Group International SA	84,445	0
Ω	Aedas Homes SA	27,692	393,717
	Alantra Partners SA	70,997	800,506
	Almirall SA	475,919	4,588,666
# *	Amper SA	6,893,962	996,296
	Applus Services SA	925,350	5,193,895
	Atresmedia Corp. de Medios de Comunicacion SA	574,350	1,475,830
	Azkoyen SA	67,253	379,050
	Banco de Sabadell SA	36,362,876	24,249,033
	Bankinter SA	4,326,671	24,293,719
# * ††	Caja de Ahorros del Mediterraneo	116,412	0
	Cia de Distribucion Integral Logista Holdings SA	429,838	7,833,327
#	CIE Automotive SA	376,909	7,804,504
	Construcciones y Auxiliar de Ferrocarriles SA	129,981	2,939,725
# *	Deoleo SA	37,749	8,585
*	Distribuidora Internacional de Alimentacion SA	3,729,910	43,387
#	Ebro Foods SA	526,136	7,663,161
*	eDreams ODIGEO SA	427,530	1,708,148
	Elecnor SA	200,108	1,976,773
#	Enagas SA	1,457,648	22,562,850
	Ence Energia y Celulosa SA	1,042,979	3,105,045
	Ercros SA	643,000	1,700,230
	Faes Farma SA	2,130,572	7,718,159
#	Fluidra SA	367,354	5,508,489
	Fomento de Construcciones y Contratas SA	381,903	3,086,710
Ω	Gestamp Automocion SA	762,851	2,263,097
Ω	Global Dominion Access SA	695,411	2,274,359
*	Grenergy Renovables SA	9,966	302,925
	Grupo Catalana Occidente SA	270,353	6,790,380
#	Grupo Empresarial San Jose SA	151,317	512,274
	Iberpapel Gestion SA	47,911	586,113
	Indra Sistemas SA	928,400	7,069,406
	Laboratorio Reig Jofre SA	14,851	32,921
	Laboratorios Farmaceuticos Rovi SA	125,881	5,409,846
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,862,215	3,641,937
#	Mapfre SA	3,059,999	4,739,094
*	Melia Hotels International SA	812,414	3,751,714
# Ω	Metrovacesa SA	25,204	153,093
	Miquel y Costas & Miquel SA	193,707	2,205,605
Ω	Neinor Homes SA	90,425	821,671
# *	Obrascon Huarte Lain SA	1,665,246	859,723
# *	Oryzon Genomics SA	35,547	72,703
#	Pharma Mar SA	35,266	1,867,671
	Prim SA	40,283	415,277
*	Promotora de Informaciones SA, Class A	1,330,083	510,784
# Ω	Prosegur Cash SA	445,278	276,400
	Prosegur Cia de Seguridad SA	1,211,235	1,835,645
*	Realia Business SA	1,667,905	1,545,947
	Renta 4 Banco SA	442	4,076
#	Sacyr SA	2,967,489	6,486,246
*	Solaria Energia y Medio Ambiente SA	519,113	8,164,790
# *	Soltec Power Holdings SA	28,469	118,484
# Ω	Talgo SA	598,613	1,452,619
# *	Tecnicas Reunidas SA	188,993	1,110,397
# *	Tubacex SA	738,150	1,407,465
# *	Tubos Reunidos SA	34,204	8,089

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SPAIN — (Continued)
Ω	Unicaja Banco SA	7,996,906	$7,210,630
	Vidrala SA	123,392	7,181,440
	Viscofan SA	271,401	14,836,385
	Vocento SA	352,577	216,701

TOTAL SPAIN			240,876,420

SWEDEN — (5.9%)
Ω	AcadeMedia AB	448,737	1,945,493
#	AddLife AB, Class B	14,395	148,832
	AddNode Group AB, Class B	432,724	3,009,243
	AFRY AB	286,051	3,598,276
# Ω	Alimak Group AB	249,962	1,332,760
	Alligo AB, Class B	137,415	954,480
Ω	Ambea AB	196,916	689,230
*	Annehem Fastigheter AB, Class B	142,899	284,849
	AQ Group AB	1,510	29,133
*	Arise AB	102,189	546,736
	Arjo AB, Class B	1,033,502	3,789,701
#	Atrium Ljungberg AB, Class B	213,403	2,630,565
* Ω	Attendo AB	690,203	1,232,888
	Balco Group AB	979	4,824
	BE Group AB	3,385	24,427
	Beijer Alma AB	304,748	3,982,998
	Beijer Electronics Group AB	93,898	568,717
	Bergman & Beving AB	207,826	1,540,241
	Bergs Timber AB, Class B	6,227	19,076
	Besqab AB	21,962	198,837
	Betsson AB, Class B	893,660	5,216,812
*	BHG Group AB	351,076	449,174
	Bilia AB, Class A	588,495	6,712,294
	BioGaia AB, Class B	108,911	754,921
*	BioInvent International AB	39,595	168,959
	Biotage AB	377,166	5,621,554
	Bjorn Borg AB	13,009	26,821
	Bonava AB, Class B	519,931	1,214,415
# * Ω	Boozt AB	212,829	1,105,576
Ω	Bravida Holding AB	691,273	5,656,658
	Bufab AB	233,559	4,207,846
#	Bulten AB	115,761	552,296
	Bure Equity AB	324,485	5,302,236
	Byggmax Group AB	449,880	1,504,768
*	Careium AB	82,584	66,713
	Catella AB	89,746	299,324
	Catena AB	166,530	4,941,227
# *	Catena Media PLC	330,046	703,529
*	Cavotec SA	79,682	106,483
	Cellavision AB	38,088	866,657
	Cibus Nordic Real Estate AB	13,536	176,389
	Clas Ohlson AB, Class B	278,624	1,667,292
	Cloetta AB, Class B	1,836,581	2,903,283
*	Collector Bank AB	288,079	714,899
#	Concentric AB	346,253	5,565,535
Ω	Coor Service Management Holding AB	406,687	2,760,566
	Corem Property Group AB, Class B	3,839,342	2,887,472
	Dedicare AB, Class B	4,184	33,149
	Dios Fastigheter AB	782,055	4,933,417
# Ω	Dometic Group AB	27,906	143,107
*	Doro AB	162,545	217,014
*	Duni AB	217,519	1,239,471

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
# Ω	Dustin Group AB	511,987	$2,018,337
	Eastnine AB	126,421	984,697
	Elanders AB, Class B	73,298	901,256
	Electrolux Professional AB, Class B	459,033	1,875,093
* Ω	Eltel AB	206,068	124,390
# *	Enea AB	104,284	681,255
#	Eolus Vind AB, Class B	37,209	391,697
	eWork Group AB	38,130	308,023
	Fagerhult AB	300,931	1,014,160
	FastPartner AB, Class A	19,405	100,990
	FastPartner AB, Class D	35	204
#	Fenix Outdoor International AG	19,605	1,392,038
# *	Fingerprint Cards AB, Class B	414,711	208,795
#	G5 Entertainment AB	41,569	704,907
	GARO AB	23,361	205,384
	Granges AB	830,363	5,325,014
	Hanza AB	30,446	107,601
#	Heba Fastighets AB, Class B	269,814	763,381
	Hexatronic Group AB	352,315	3,288,406
	HMS Networks AB	127,285	3,445,945
* Ω	Hoist Finance AB	379,338	949,226
*	Humana AB	135,681	591,910
*	IAR Systems Group AB	1,213	15,257
*	Immunovia AB	8,077	24,288
#	Instalco AB	492,997	1,976,609
	Inwido AB	455,135	3,579,191
	JM AB	431,178	5,964,448
# *	John Mattson Fastighetsforetagen AB	8,700	63,980
*	Karnov Group AB	83,905	409,763
# *	K-fast Holding AB	9,734	18,373
	Kindred Group PLC, SDR	271,612	2,035,321
	KNOW IT AB	179,639	3,593,623
#	Lagercrantz Group AB, Class B	1,101,807	9,645,144
	Lime Technologies AB	15,348	303,921
	Lindab International AB	639,607	7,133,214
	Loomis AB	388,741	9,581,263
*	Maha Energy AB	148,058	155,434
*	Medcap AB	6,064	103,526
	Meko AB	299,806	2,467,331
	Midsona AB, Class B	8,545	11,935
#	MIPS AB	58,142	1,725,955
	Modern Times Group MTG AB, Class B	604,885	3,997,677
*	Momentum Group AB	137,415	768,955
Ω	Munters Group AB	181,339	1,268,498
	Mycronic AB	436,033	5,257,184
#	NCAB Group AB	85,408	349,475
	NCC AB, Class B	428,640	3,084,387
	Nederman Holding AB	33,980	420,026
*	Net Insight AB, Class B	2,560,497	1,265,695
	New Wave Group AB, Class B	426,925	5,622,932
	Nilorngruppen AB, Class B	7,191	54,465
	Nobia AB	832,268	1,562,232
	Nolato AB, Class B	1,479,720	6,743,418
	Nordic Paper Holding AB	14,413	37,239
	Nordic Waterproofing Holding AB	83,900	1,124,829
*	Note AB	56,156	801,282
#	NP3 Fastigheter AB	178,739	2,635,352
	Nyfosa AB	1,209,815	6,985,359
	OEM International AB, Class B	296,140	1,517,739

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
#	Orron Energy AB	283,199	$505,318
*	Ovzon AB	1,938	6,509
*	Pandox AB	29,924	316,815
	Platzer Fastigheter Holding AB, Class B	250,352	1,502,062
	Prevas AB, Class B	8,542	72,660
	Pricer AB, Class B	892,974	1,412,751
	Proact IT Group AB	191,163	1,362,962
	Profilgruppen AB, Class B	287	2,214
	Ratos AB, Class B	1,560,795	5,320,516
*	RaySearch Laboratories AB	160,684	685,914
	Rejlers AB	948	10,376
# Ω	Resurs Holding AB	1,114,807	2,047,625
#	Rottneros AB	672,020	821,475
# *	Scandi Standard AB	397,762	1,662,697
# * Ω	Scandic Hotels Group AB	978,372	2,798,210
*	Sdiptech AB, Class B	14,195	244,632
	Sectra AB, Class B	196,760	2,186,144
	Semcon AB	118,592	1,660,090
*	Sensys Gatso Group AB	3,512,360	329,811
	SkiStar AB	324,208	3,227,443
*	Solid Forsakring AB	86,686	350,164
*	Stendorren Fastigheter AB	5,750	88,911
*	Stillfront Group AB	458,631	979,792
	Systemair AB	360,836	1,632,704
	Tethys Oil AB	125,374	705,772
	TF Bank AB	5,604	71,231
*	Tobii AB	14,796	26,151
	Troax Group AB	227,770	3,212,519
	VBG Group AB, Class B	28,343	301,360
	Vitec Software Group AB, Class B	44,923	1,324,511
	Volati AB	5,223	46,005
	XANO Industri AB, Class B	5,023	46,971

TOTAL SWEDEN			247,901,507

SWITZERLAND — (17.2%)
	Adecco Group AG	213,881	5,903,023
	Allreal Holding AG	125,251	17,428,738
	ALSO Holding AG	46,851	6,941,912
*	Aluflexpack AG	721	13,025
*	ams-OSRAM AG	1,474,621	9,179,080
	APG SGA SA	9,203	1,561,156
	Arbonia AG	345,431	3,949,397
*	Aryzta AG	6,500,102	6,503,574
#	Ascom Holding AG	200,120	1,201,177
#	Autoneum Holding AG	23,551	1,968,906
	Baloise Holding AG	98,975	12,646,495
	Banque Cantonale de Geneve	9,528	1,626,546
	Banque Cantonale du Jura SA	3,848	192,173
#	Banque Cantonale Vaudoise	119,980	11,351,061
	Belimo Holding AG	65,574	24,117,861
	Bell Food Group AG	14,632	3,213,944
	Bellevue Group AG	57,974	1,777,395
	Berner Kantonalbank AG	31,172	6,791,666
	BKW AG	163,805	19,519,943
	Bossard Holding AG, Class A	46,504	7,916,265
	Bucher Industries AG	54,335	16,951,072
	Burckhardt Compression Holding AG	5,365	2,003,644
	Burkhalter Holding AG	29,873	2,254,549
	Bystronic AG	9,740	5,228,524

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Calida Holding AG	40,721	$1,675,751
	Carlo Gavazzi Holding AG	3,115	853,312
	Cembra Money Bank AG	195,981	13,898,955
# *	Cicor Technologies Ltd.	15,422	691,612
	Cie Financiere Tradition SA	11,329	1,207,149
	Clariant AG	1,109,744	17,726,743
	Coltene Holding AG	27,288	2,129,260
	Comet Holding AG	18,844	2,711,126
#	COSMO Pharmaceuticals NV	9,195	428,284
	Daetwyler Holding AG	9,745	1,553,550
	DKSH Holding AG	235,948	17,119,594
	dormakaba Holding AG	24,531	8,277,595
# *	Dufry AG	390,816	11,864,980
	EFG International AG	683,675	5,382,258
	Emmi AG	15,919	12,367,602
	Energiedienst Holding AG	83,637	3,355,324
# *	Evolva Holding SA	3,349,123	275,411
#	Feintool International Holding AG	46,525	859,570
*	Flughafen Zurich AG	147,702	21,831,210
	Forbo Holding AG	8,660	9,363,569
	Fundamenta Real Estate AG	3,191	52,099
Ω	Galenica AG	215,190	15,582,890
# *	GAM Holding AG	1,195,762	1,105,443
	Georg Fischer AG	630,511	30,038,847
#	Gurit Holding AG, Class BR	28,958	2,107,640
	Helvetia Holding AG	266,750	24,995,960
	Hiag Immobilien Holding AG	22,952	1,954,135
# *	HOCHDORF Holding AG	6,697	182,334
	Huber & Suhner AG	108,834	8,593,730
	Hypothekarbank Lenzburg AG	6	25,669
# *	Implenia AG	106,354	3,385,055
# *	Ina Invest Holding AG	29,730	592,112
	Inficon Holding AG	14,941	9,986,938
	Interroll Holding AG	5,083	9,655,970
	Intershop Holding AG	10,830	6,804,817
	Investis Holding SA	5,818	573,159
*	Jungfraubahn Holding AG	18,335	2,181,380
	Kardex Holding AG	49,726	6,592,665
	Komax Holding AG	22,553	5,221,775
#	Kudelski SA	217,692	617,174
	Landis & Gyr Group AG	93,390	5,080,186
	LEM Holding SA	3,961	6,042,579
	Liechtensteinische Landesbank AG	64,467	3,617,063
	Luzerner Kantonalbank AG	20,239	8,298,881
Ω	Medacta Group SA	7,980	674,024
Ω	Medmix AG	143,103	2,484,774
#	Meier Tobler Group AG	45,826	1,394,026
	Metall Zug AG, Class B	1,139	2,071,423
	Mikron Holding AG	8,692	72,434
	Mobilezone Holding AG	305,439	4,569,753
	Mobimo Holding AG	63,088	13,705,085
	Novavest Real Estate AG	1,614	68,597
	OC Oerlikon Corp. AG	1,694,495	10,846,836
# *	Orascom Development Holding AG	93,520	723,650
#	Orell Fuessli AG	5,028	418,931
	Orior AG	38,352	2,654,350
	Phoenix Mecano AG	4,517	1,385,751
#	Plazza AG, Class A	6,993	2,289,009
	PSP Swiss Property AG	340,600	34,047,162

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
#	Rieter Holding AG	23,266	$1,977,255
	Romande Energie Holding SA	2,670	3,031,178
	Schaffner Holding AG	3,129	847,887
	Schweiter Technologies AG	7,284	5,392,811
	Schweizerische Nationalbank	23	113,546
# * Ω	Sensirion Holding AG	31,605	2,572,938
	SFS Group AG	127,036	10,920,656
	Siegfried Holding AG	32,909	24,331,621
	SIG Group AG	80,424	1,632,936
	Softwareone Holding AG	220,487	2,394,724
	St Galler Kantonalbank AG	17,617	8,061,484
#	Stadler Rail AG	7,173	197,004
	Sulzer AG	141,392	8,133,882
	Swiss Prime Site AG	182,651	14,549,506
*	Swiss Steel Holding AG	3,362,368	750,176
	Swissquote Group Holding SA	83,234	8,635,040
	Temenos AG	107,239	7,229,721
	Thurgauer Kantonalbank	3,152	377,144
#	Tornos Holding AG	26,632	136,858
	TX Group AG	20,220	2,467,835
	u-blox Holding AG	55,196	6,684,311
	Valiant Holding AG	111,863	10,600,707
*	Valora Holding AG	30,106	7,933,070
Ω	VAT Group AG	106,731	21,658,836
	Vaudoise Assurances Holding SA	6,800	2,708,544
	Vetropack Holding AG	67,815	1,999,091
# *	Von Roll Holding AG	378,198	290,672
	Vontobel Holding AG	227,580	12,218,740
	VP Bank AG, Class A	24,056	2,153,833
	VZ Holding AG	91,061	6,369,847
*	V-ZUG Holding AG	10,820	807,947
	Walliser Kantonalbank	19,368	2,176,780
	Warteck Invest AG	56	122,862
	Ypsomed Holding AG	5,084	756,428
	Zehnder Group AG	86,886	4,395,120
	Zug Estates Holding AG, Class B	1,186	2,043,363
	Zuger Kantonalbank AG	704	5,082,640
*	Zur Rose Group AG	4,404	129,910

TOTAL SWITZERLAND			726,395,190

UNITED ARAB EMIRATES — (0.0%)
# *	Borr Drilling Ltd.	92,938	313,133

UNITED KINGDOM — (0.1%)
	TORM PLC, Class A	195,257	3,984,941

UNITED STATES — (0.2%)
#	ADTRAN Holdings, Inc.	325,096	6,467,782

TOTAL COMMON STOCKS			3,968,757,762

PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
	Draegerwerk AG & Co. KGaA	65,509	2,739,778
	Fuchs Petrolub SE	409,501	10,369,674
	Jungheinrich AG	355,303	7,171,637
	Sixt SE	119,957	5,450,073
	STO SE & Co. KGaA	16,969	2,054,985

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Villeroy & Boch AGSeries A	41,086	$544,285

TOTAL GERMANY			28,330,432

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
* ††	CA Immobilien Anlagen AG Rights 07/26/21	497,492	0
*	S Immo AG Rights	346,922	0

ITALY — (0.0%)
# *	Webuild SpA Warrants 08/02/30	116,038	0

TOTAL RIGHTS/WARRANTS			0

TOTAL INVESTMENT SECURITIES (Cost $4,421,024,089)			3,997,088,194

			Value†
SECURITIES LENDING COLLATERAL — (5.4%)
@ §	The DFA Short Term Investment Fund	19,756,196	228,539,679

TOTAL INVESTMENTS — (100.0%)
(Cost $4,649,528,463)^^			$4,225,627,873

ADR	American Depositary Receipt
BAM	Build America Mutual
SA	Special Assessment
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of September 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Austria	—	$127,438,860	—		$127,438,860
Belgium	$683,747	186,900,073	—		187,583,820
Canada	—	3,282,276	—		3,282,276
Denmark	—	265,826,849	—		265,826,849
Finland	—	222,299,300	—		222,299,300
France	156,599	427,381,551	$34,641		427,572,791
Germany	—	559,996,860	—		559,996,860
Ireland	—	64,216,047	—		64,216,047
Israel	600,444	165,430,984	—		166,031,428
Italy	15,369	342,488,599	—		342,503,968
Netherlands	—	238,818,625	—		238,818,625
Norway	—	99,019,590	—		99,019,590
Portugal	—	37,588,310	—		37,588,310
South Africa	—	640,065	—		640,065
Spain	—	240,876,420	—		240,876,420
Sweden	714,899	247,186,608	—		247,901,507
Switzerland	—	726,395,190	—		726,395,190
United Arab Emirates	—	313,133	—		313,133
United Kingdom	—	3,984,941	—		3,984,941
United States	6,467,782	—	—		6,467,782
Preferred Stocks
Germany	—	28,330,432	—		28,330,432

Securities Lending Collateral	—	228,539,679	—		228,539,679

TOTAL	$8,638,840	$4,216,954,392	$34,641	^	$4,225,627,873

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2022

(Unaudited)

		Shares	Value»
COMMON STOCKS — (81.6%)
COMMUNICATION SERVICES — (1.1%)
*	AcuityAds Holdings, Inc.	9,419	$16,365
# *	Aimia, Inc.	732,996	1,830,699
*	Cineplex, Inc.	28,690	189,003
	Cogeco Communications, Inc.	84,282	4,399,736
	Cogeco, Inc.	36,634	1,461,276
#	Corus Entertainment, Inc., Class B	1,137,421	1,943,254
*	Enthusiast Gaming Holdings, Inc.	18,353	15,678
*	Enthusiast Gaming Holdings, Inc., Class I	9,000	7,816
	TELUS Corp.	173,836	3,451,936
*	TeraGo, Inc.	2,400	5,751
# *	WildBrain Ltd.	612,863	1,020,440
#	Yellow Pages Ltd.	105,820	953,747

TOTAL COMMUNICATION SERVICES			15,295,701

CONSUMER DISCRETIONARY — (4.6%)
# *	Aritzia, Inc.	461,040	15,149,387
*	AutoCanada, Inc.	126,941	2,080,533
#	BMTC Group, Inc.	20,581	207,844
# *	Bragg Gaming Group, Inc.	4,700	18,952
#,*	Canada Goose Holdings, Inc.	266,505	4,060,957
#	Dorel Industries, Inc., Class B	149,777	515,033
#	Exco Technologies Ltd.	164,124	914,869
	Gamehost, Inc.	89,999	508,193
	Leon’s Furniture Ltd.	167,479	1,939,888
	Linamar Corp.	255,634	9,958,132
#	Martinrea International, Inc.	483,433	2,992,256
	MTY Food Group, Inc.	103,016	4,251,576
	Park Lawn Corp.	183,743	3,201,719
	Pizza Pizza Royalty Corp.	162,278	1,484,920
#	Pollard Banknote Ltd.	49,129	673,974
*	Recipe Unlimited Corp.	88,994	1,328,451
# Ω	Sleep Country Canada Holdings, Inc.	208,190	3,687,993
Ω	Spin Master Corp.	155,322	4,674,221
# *	Uni-Select, Inc.	242,884	6,414,311

TOTAL CONSUMER DISCRETIONARY			64,063,209

CONSUMER STAPLES — (4.1%)
#	Andrew Peller Ltd., Class A	168,200	683,101
*	CareRx Corp.	2,700	5,883
	Corby Spirit & Wine Ltd.	85,367	1,088,293
	High Liner Foods, Inc.	106,744	1,005,349
Ω	Jamieson Wellness, Inc.	254,326	6,169,663
#	KP Tissue, Inc.	47,200	351,604
	Lassonde Industries, Inc., Class A	18,000	1,416,831
#	Maple Leaf Foods, Inc.	445,946	6,663,283
	Neighbourly Pharmacy, Inc.	1,426	21,111
#	North West Co., Inc.	291,156	6,742,738
#	Premium Brands Holdings Corp.	227,466	13,996,894
	Primo Water Corp.	893,347	11,202,273
#	Rogers Sugar, Inc.	693,819	3,104,066
# *	SunOpta, Inc.	403,480	3,676,374

TOTAL CONSUMER STAPLES			56,127,463

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (21.2%)
*	Advantage Energy Ltd.	1,194,867	$8,589,445
	Africa Oil Corp.	1,333,299	2,470,949
*	AKITA Drilling Ltd., Class A	400	342
*	Athabasca Oil Corp.	2,177,410	3,357,501
# *	Baytex Energy Corp.	2,341,875	9,917,811
#	Birchcliff Energy Ltd.	1,610,417	11,436,776
*	Bonterra Energy Corp.	5,115	25,254
*	Calfrac Well Services Ltd.	3,700	14,223
#	Canacol Energy Ltd.	952,044	1,288,829
#	Cardinal Energy Ltd.	665,476	3,420,478
	CES Energy Solutions Corp.	1,361,989	2,149,445
	Computer Modelling Group Ltd.	452,045	1,662,423
#	Crescent Point Energy Corp.	3,289,792	20,245,697
*	Crew Energy, Inc.	556,020	2,072,974
# *	Denison Mines Corp.	3,853,823	4,491,733
#	Enerflex Ltd.	616,865	2,648,141
# *	Energy Fuels, Inc.	201,592	1,230,259
#	Enerplus Corp.	1,323,108	18,735,572
*	Ensign Energy Services, Inc.	741,132	1,212,552
# *	Fission Uranium Corp.	1,962,000	937,431
#	Freehold Royalties Ltd.	652,441	6,791,980
*	Frontera Energy Corp.	280,837	2,035,095
	Gear Energy Ltd.	201,778	166,523
#	Gibson Energy, Inc.	899,205	14,301,614
*	Gran Tierra Energy, Inc.	2,209,295	2,702,942
*	Greenlane Renewables, Inc.	17,100	7,799
# *	Headwater Exploration, Inc.	648,910	2,470,964
*	InPlay Oil Corp.	29,169	55,958
*	Journey Energy, Inc.	22,652	77,237
*	Kelt Exploration Ltd.	959,669	3,619,557
#	Keyera Corp.	187,969	3,870,010
*	Kolibri Global Energy, Inc.	5,600	7,905
* ††	Lightstream Resources Ltd.	687,816	0
*	MEG Energy Corp.	2,167,763	24,261,495
	North American Construction Group Ltd.	152,233	1,454,209
# *	NuVista Energy Ltd.	1,111,528	7,893,792
*	Obsidian Energy Ltd.	48,098	344,863
#	Paramount Resources Ltd., Class A	405,621	7,164,844
#	Parex Resources, Inc.	774,607	11,310,546
#	Parkland Corp.	836,660	17,928,212
	Pason Systems, Inc.	434,525	4,158,555
*	Petrus Resources Ltd.	4,900	6,917
#	Peyto Exploration & Development Corp.	965,837	7,705,161
	PHX Energy Services Corp.	106,006	444,330
*	Pieridae Energy Ltd.	21,800	14,993
	Pine Cliff Energy Ltd.	87,000	107,699
*	Pipestone Energy Corp.	63,055	168,895
#	PrairieSky Royalty Ltd.	1,182,767	15,249,633
*	Precision Drilling Corp.	79,933	4,046,630
# *	Questerre Energy Corp., Class A	797,460	132,780
#	Secure Energy Services, Inc.	1,849,956	7,727,401
*	ShawCor Ltd.	386,078	2,386,872
* Ω	STEP Energy Services Ltd.	21,460	69,444
#	Surge Energy, Inc.	40,642	229,783
#	Tamarack Valley Energy Ltd.	1,603,208	4,398,710
	TerraVest Industries, Inc.	5,000	88,500
	Tidewater Midstream & Infrastructure Ltd.	1,358,267	973,457
	Total Energy Services, Inc.	256,662	1,200,303
# *	Touchstone Exploration, Inc.	28,397	23,435

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (Continued)
#	TransGlobe Energy Corp.	95,106	$254,693
*	Trican Well Service Ltd.	1,267,327	2,633,097
#	Vermilion Energy, Inc.	949,975	20,338,859
#	Whitecap Resources, Inc.	2,848,499	18,022,864
# *	Yangarra Resources Ltd.	323,471	536,250

TOTAL ENERGY			293,292,641

FINANCIALS — (7.8%)
	AGF Management Ltd., Class B	351,328	1,541,280
#	Alaris Equity Partners Income	153,883	1,653,183
#	Canaccord Genuity Group, Inc.	480,207	2,353,496
#	Canadian Western Bank	498,863	8,122,075
#	Chesswood Group Ltd.	56,542	501,422
#	CI Financial Corp.	1,010,158	9,682,189
	Clairvest Group, Inc.	1,900	99,034
	ECN Capital Corp.	2,311,338	7,646,733
	E-L Financial Corp. Ltd.	7,278	4,510,058
#	Element Fleet Management Corp.	2,180,348	25,728,217
#	EQB, Inc.	135,984	4,571,685
#	Fiera Capital Corp.	356,949	2,245,547
	Firm Capital Mortgage Investment Corp.	186,421	1,554,689
#	First National Financial Corp.	82,019	2,138,129
#	goeasy Ltd.	61,859	4,814,913
# *	GoldMoney, Inc.	125,000	149,310
	Guardian Capital Group Ltd., Class A	93,214	1,805,100
#	Home Capital Group, Inc.	284,804	5,669,895
	Kingsway Financial Services, Inc.	13,070	90,707
#	Laurentian Bank of Canada	370,975	7,954,740
	Onex Corp.	48,816	2,239,101
*	RF Capital Group, Inc.	17,024	178,205
#	Sprott, Inc.	133,740	4,487,301
#	Timbercreek Financial Corp.	518,190	2,851,011
*	Trisura Group Ltd.	199,610	4,827,864
	VersaBank	3,400	23,851

TOTAL FINANCIALS			107,439,735

HEALTH CARE — (1.3%)
#	Andlauer Healthcare Group, Inc.	54,458	1,874,599
#,*	Aptose Biosciences, Inc.	75,121	44,681
# *	Aurora Cannabis, Inc.	763,275	930,478
# *	Bausch Health Cos., Inc.	96,300	663,507
# *	Canopy Growth Corp.	313,200	851,740
# *	Charlottes Web Holdings, Inc.	49,894	20,588
# *	Cronos Group, Inc.	386,929	1,091,140
*	dentalcorp Holdings Ltd.	10,873	62,577
*	Dialogue Health Technologies, Inc.	100	162
#	Extendicare, Inc.	474,539	2,332,588
# *	HEXO Corp.	77,100	13,385
#	HLS Therapeutics, Inc.	20,104	131,276
*	Knight Therapeutics, Inc.	778,243	2,991,617
	Medical Facilities Corp.	164,317	1,276,376
*	Oncolytics Biotech, Inc.	33,485	41,187
#,*	Organigram Holdings, Inc.	1,127,585	990,040
#	Sienna Senior Living, Inc.	398,686	3,399,950
*	Viemed Healthcare, Inc.	85,210	511,703
*	Well Health Technologies Corp.	25,803	57,533
††	Zenith Capital Corp.	111,820	14,684

TOTAL HEALTH CARE			17,299,811

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (8.7%)
#	Aecon Group, Inc.	350,074	$2,412,643
#	AG Growth International, Inc.	124,923	2,912,021
#	Algoma Central Corp.	48,800	569,130
*	ATS Automation Tooling Systems, Inc.	416,536	10,994,247
#	Badger Infrastructure Solutions Ltd.	178,983	3,647,426
# *	Ballard Power Systems, Inc.	698,602	4,275,444
#	Bird Construction, Inc.	278,076	1,199,792
	Black Diamond Group Ltd.	237,417	653,118
# *	Bombardier, Inc., Class A	13,991	273,469
# *	Bombardier, Inc., Class B	435,248	7,792,146
#	Boyd Group Services, Inc.	84,302	10,615,943
#	Calian Group Ltd.	55,592	2,250,885
	Dexterra Group, Inc.	168,743	702,408
# *	DIRTT Environmental Solutions	269,070	114,925
#	Doman Building Materials Group Ltd.	344,034	1,447,017
#	Exchange Income Corp.	96,953	2,908,555
	Finning International, Inc.	809,489	14,228,395
*	GDI Integrated Facility Services, Inc.	54,239	1,678,588
	Hardwoods Distribution, Inc.	1,698	32,378
*	Heroux-Devtek, Inc.	243,053	2,155,427
	K-Bro Linen, Inc.	62,086	1,267,024
	Magellan Aerospace Corp.	114,378	572,159
*	MDA Ltd.	25,771	135,259
#	Mullen Group Ltd.	475,225	4,898,978
#	NFI Group, Inc.	340,794	2,995,069
*	Patriot One Technologies, Inc.	120,000	32,577
	Richelieu Hardware Ltd.	316,493	8,782,117
#	Russel Metals, Inc.	345,023	6,419,149
#	Savaria Corp.	230,245	2,300,200
#	SNC-Lavalin Group, Inc.	886,233	14,756,115
#	Stantec, Inc.	19,723	864,773
	Wajax Corp.	104,085	1,401,514
# *	Westport Fuel Systems, Inc.	73,881	64,436
#	Westshore Terminals Investment Corp.	262,257	5,034,970

TOTAL INDUSTRIALS			120,388,297

INFORMATION TECHNOLOGY — (2.5%)
# *	BlackBerry Ltd.	1,183,693	5,563,357
*	Celestica, Inc.	620,813	5,230,703
*	Converge Technology Solutions Corp.	77,539	368,792
#	Dye & Durham Ltd.	16,633	204,940
	Enghouse Systems Ltd.	249,746	5,243,156
	Evertz Technologies Ltd.	148,543	1,320,526
*	Kinaxis, Inc.	53,649	5,323,538
# *	Lightspeed Commerce, Inc.	202,088	3,552,707
	Quarterhill, Inc.	624,896	741,904
*	Sangoma Technologies Corp.	4,200	21,922
*	Sierra Wireless, Inc.	202,824	6,165,403
	Softchoice Corp.	13,390	199,200
	TECSYS, Inc.	14,563	308,476
	Vecima Networks, Inc.	6,059	74,567

TOTAL INFORMATION TECHNOLOGY			34,319,191

MATERIALS — (20.8%)
# *	5N Plus, Inc.	420,567	508,450
#	Acadian Timber Corp.	65,067	753,663
#	AirBoss of America Corp.	94,697	572,426
	Alamos Gold, Inc.,Class A	2,215,177	16,421,116

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
#	Altius Minerals Corp.	274,538	$3,847,726
# *	Americas Gold & Silver Corp.	86,596	36,360
	Amerigo Resources Ltd.	227,887	160,025
*	Argonaut Gold, Inc.	1,730,006	526,009
*	Ascot Resources Ltd.	71,438	20,169
*	Aya Gold & Silver, Inc.	16,800	97,418
	B2Gold Corp.	4,647,782	14,962,845
*	Calibre Mining Corp.	231,489	159,203
*	Canfor Corp.	347,829	5,063,772
# *	Canfor Pulp Products, Inc.	144,351	493,762
# *	Capstone Mining Corp.	2,311,783	5,455,831
#	Cascades, Inc.	518,809	3,019,672
#	Centerra Gold, Inc.	1,153,585	5,077,495
	China Gold International Resources Corp. Ltd.	1,379,942	3,516,412
# *	Copper Mountain Mining Corp.	984,419	1,097,481
	Dundee Precious Metals, Inc.	1,031,781	4,586,191
# *	Eldorado Gold Corp.	968,248	5,848,700
#,*	Endeavour Silver Corp.	506,479	1,526,522
# *	Equinox Gold Corp.	1,286,872	4,682,989
# *	ERO Copper Corp.	302,222	3,340,884
#	First Majestic Silver Corp.	1,202,622	9,180,331
# *	First Mining Gold Corp.	749,400	111,215
#,*	Fortuna Silver Mines, Inc.	1,503,545	3,774,795
*	Freegold Ventures Ltd.	9,000	2,899
# *	Galiano Gold, Inc.	696,057	337,611
*	GoGold Resources, Inc.	180,275	206,200
* ††	Hanfeng Evergreen, Inc.	45,837	0
#	Hudbay Minerals, Inc.	1,208,976	4,866,944
*	i-80 Gold Corp.	28,498	50,339
#,*	IAMGOLD Corp.	2,665,915	2,870,732
# *	Imperial Metals Corp.	381,250	670,675
# *	Interfor Corp.	350,741	6,139,586
*	K92 Mining, Inc.	53,527	306,123
*	Karora Resources, Inc.	555,631	1,146,377
	Kinross Gold Corp.	1,399,636	5,264,509
#	Labrador Iron Ore Royalty Corp.	315,769	6,608,667
# *	Largo, Inc.	70,585	371,217
# *	Lucara Diamond Corp.	1,635,773	651,301
#	Lundin Gold, Inc.	202,997	1,410,773
	Lundin Mining Corp.	1,028,048	5,194,755
# *	MAG Silver Corp.	230,159	2,872,384
*	Major Drilling Group International, Inc.	668,976	4,024,462
*	Mandalay Resources Corp.	464	587
*	Marathon Gold Corp.	147,500	113,186
	Maverix Metals, Inc.	96,425	322,550
	Methanex Corp.	340,999	10,863,974
	Neo Performance Materials, Inc.	16,755	123,599
*	New Gold, Inc.	3,469,405	3,089,274
# *	New Pacific Metals Corp.	1,200	2,544
	Newcrest Mining Ltd.	208,908	2,295,910
# *	Northern Dynasty Minerals Ltd.	76,877	18,644
*	OceanaGold Corp.	3,792,013	6,176,588
* ††	Orbite Technologies, Inc.	73,500	0
#,*	Orla Mining Ltd.	76,865	250,915
#	Osisko Gold Royalties Ltd.	865,057	8,809,936
# *	Osisko Mining, Inc.	1,251,029	2,798,480
#	Pan American Silver Corp.	783,577	12,443,733
*	PolyMet Mining Corp.	64,208	186,393
*	Sabina Gold & Silver Corp.	1,438,714	1,135,265

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
#	Sandstorm Gold Ltd.	1,145,735	$5,928,970
# *	Seabridge Gold, Inc.	333,519	3,961,860
# *	SilverCrest Metals, Inc.	167,445	927,863
#	SSR Mining, Inc.	1,110,622	16,331,320
	Stelco Holdings, Inc.	264,376	6,585,716
#	Stella-Jones, Inc.	312,231	8,765,569
# *	Taseko Mines Ltd.	1,642,585	1,878,803
*	Torex Gold Resources, Inc.	465,118	3,357,025
#	Transcontinental, Inc., Class A	415,053	4,834,548
# *	Treasury Metals, Inc.	207	45
*	Trevali Mining Corp.	255,929	37,981
	Triple Flag Precious Metals Corp.	1,600	20,270
#,*	Turquoise Hill Resources Ltd.	496,946	14,704,769
*	Victoria Gold Corp.	23,206	137,588
# *	Wallbridge Mining Co. Ltd.	350,615	43,150
# *	Wesdome Gold Mines Ltd.	740,091	5,004,126
*	Western Copper & Gold Corp.	27,900	35,346
#	Western Forest Products, Inc.	1,786,410	1,707,070
#	Winpak Ltd.	175,225	5,699,395
#	Yamana Gold, Inc.	4,464,192	20,201,705

TOTAL MATERIALS			286,631,713

REAL ESTATE — (2.2%)
#	Altus Group Ltd.	244,093	7,912,900
	Bridgemarq Real Estate Services	53,069	553,222
	DREAM Unlimited Corp., Class A	232,598	4,142,260
	Information Services Corp.	32,705	522,058
# *	Invesque, Inc.	191,266	223,781
*	Mainstreet Equity Corp.	31,349	2,405,613
	Melcor Developments Ltd.	55,340	434,275
	Morguard Corp.	22,684	1,791,106
# *	Real Matters, Inc.	363,920	1,251,399
#	Tricon Residential, Inc.	1,307,133	11,307,853

TOTAL REAL ESTATE			30,544,467

UTILITIES — (7.3%)
*	Altius Renewable Royalties Corp.	4,704	25,983
	Atco Ltd., Class I	396,942	12,198,348
	Boralex, Inc., Class A	499,461	15,862,275
#	Brookfield Infrastructure Corp., Class A	223,207	9,086,008
#	Capital Power Corp.	724,520	24,599,115
#	Innergex Renewable Energy, Inc.	748,951	9,428,643
*	Maxim Power Corp.	61,434	181,454
	Polaris Renewable Energy, Inc.	107,795	1,268,865
#	Superior Plus Corp.	885,902	6,426,132
	TransAlta Corp.	1,766,644	15,615,606
#	TransAlta Renewables, Inc.	588,980	6,233,676

TOTAL UTILITIES			100,926,105

TOTAL COMMON STOCKS			1,126,328,333

RIGHTS/WARRANTS — (0.0%)
MATERIALS — (0.0%)
*	Treasury Metals, Inc. Warrants 08/07/23	1	0

TOTAL INVESTMENT SECURITIES (Cost $1,128,306,142)			1,126,328,333

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value†
SECURITIES LENDING COLLATERAL — (18.4%)
@ §	The DFA Short Term Investment Fund	21,957,018	$253,998,781

TOTAL INVESTMENTS — (100.0%)
(Cost $1,382,269,262)^^			$1,380,327,114

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

Summary of the Series’ investments as of September 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$15,295,701	—	—	$15,295,701
Consumer Discretionary	64,063,209	—	—	64,063,209
Consumer Staples	56,127,463	—	—	56,127,463
Energy	293,292,641	—	—	293,292,641
Financials	107,439,735	—	—	107,439,735
Health Care	17,285,127	—	$14,684	17,299,811
Industrials	120,388,297	—	—	120,388,297
Information Technology	34,319,191	—	—	34,319,191
Materials	286,593,732	$37,981	—	286,631,713
Real Estate	30,544,467	—	—	30,544,467
Utilities	100,926,105	—	—	100,926,105
Securities Lending Collateral	—	253,998,781	—	253,998,781

TOTAL	$1,126,275,668	$254,036,762	$14,684^	$1,380,327,114

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

ORGANIZATION

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At September 30, 2022, the Trust consisted of ten operational investment portfolios, of which five The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (collectively, the “Series”), are included in this document.

SECURITY VALUATION

The Series use a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FINANCIAL INSTRUMENTS

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments

Summarized below are the specific types of derivative instruments used by the Series.

2. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum initial margin requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as variation margin and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

FEDERAL TAX COST

At September 30, 2022, the total cost of securities for federal income tax purposes was:

Federal Tax Cost
The Japanese Small Company Series	$3,036,142
The Asia Pacific Small Company Series	1,615,190
The United Kingdom Small Company Series	1,444,131
The Continental Small Company Series	4,700,956
The Canadian Small Company Series	1,412,084

RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Series’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Series could enter, eliminate the asset segregation framework currently used by the Series to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Series are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Series.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.